UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2004

Item 1. Reports to Stockholders

Fidelity® Advisor

Europe Capital Appreciation

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	3.8	3.9
Unilever PLC (United Kingdom, Food Products)	2.6	2.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.6	1.4
Deutsche Boerse AG (Germany, Diversified Financial Services)	2.4	6.6
TANDBERG Television ASA (Norway, Communications Equipment)	2.2	1.4
	13.6
Top Five Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	22.5	22.5
Telecommunication Services	17.7	16.9
Health Care	13.7	12.1
Financials	13.7	20.8
Information Technology	10.0	9.3
Top Five Countries as of April 30, 2004
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	31.0	31.6
Germany	13.6	16.3
France	9.5	10.3
Switzerland	7.0	6.6
Netherlands	6.9	4.8
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2004	As of October 31, 2003
Stocks 91.5%	Stocks 95.8%
Bonds 1.0%	Bonds 0.8%
Short-Term Investments and Net Other Assets 7.5%	Short-Term Investments and Net Other Assets 3.4%

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.3%
	Shares	Value (Note 1)
Canada - 0.4%
Telesystem International Wireless, Inc. (a)	8,300	$ 81,756
Denmark - 2.2%
Coloplast AS Series B	2,600	244,884
Novo Nordisk AS Series B	5,600	265,975
TOTAL DENMARK		510,859
Finland - 0.7%
Comptel Oyj	29,200	69,969
F-Secure Oyj (a)	49,200	83,704
TOTAL FINLAND		153,673
France - 9.5%
Alcatel SA sponsored ADR (a)	11,400	167,124
Alstom SA sponsored ADR	41,600	78,208
Assurances Generales France SA (Bearer)	1,500	91,565
Business Objects SA sponsored ADR (a)	6,300	138,159
Canal Plus SA	2,200	15,130
Casino Guichard Perrachon et Compagnie	1,400	124,542
CNP Assurances	2,100	124,542
France Telecom SA	7,195	173,527
France Telecom SA sponsored ADR	10,600	253,870
L'Oreal SA	2,100	158,257
NRJ Group	7,200	154,670
Pernod-Ricard	2,925	369,018
SEB SA	1,430	167,902
Vivendi Universal SA (a)	6,400	158,208
TOTAL FRANCE		2,174,722
Germany - 12.1%
Adidas-Salomon AG	1,800	207,765
Allianz AG (Reg.)	2,900	305,660
DAB Bank AG (a)	36,600	320,108
Deutsche Boerse AG	9,955	547,215
Deutsche Telekom AG (Reg.) (a)	15,900	271,572
Fresenius AG	13	1,067
Fresenius Medical Care AG	2,600	181,047
Fresenius Medical Care AG sponsored ADR	1	23
Puma AG	500	114,958
RWE AG	3,800	164,856
SAP AG	800	119,296
Siemens AG (Reg.)	4,900	349,762
Common Stocks - continued
	Shares	Value (Note 1)
Germany - continued
Sixt AG	5,600	$ 95,206
T-Online International AG (a)	8,100	88,021
TOTAL GERMANY		2,766,556
Greece - 1.2%
Cosmote Mobile Telecommunications SA	1,900	30,504
Greek Organization of Football Prognostics SA	8,950	170,710
STET Hellas Telecommunications SA ADR	4,500	83,700
TOTAL GREECE		284,914
Indonesia - 0.4%
PT Indosat (Persero) Tbk sponsored ADR	4,200	97,020
Ireland - 0.2%
Waterford Wedgwood PLC unit (a)	193,200	55,809
Israel - 0.3%
Emblaze Ltd. (a)	37,400	71,138
Italy - 3.5%
Banca Intesa Spa	23,105	76,458
Banca Nazionale del Lavoro (BNL) (a)	36,800	82,228
Bulgari Spa	11,100	105,460
Fiat Spa (a)	34,200	240,523
Mediaset Spa	10,600	116,293
Telecom Italia Spa	37,770	121,004
Tiscali Spa (a)	11,800	61,244
TOTAL ITALY		803,210
Luxembourg - 0.3%
Millicom International Cellular SA unit (a)	3,200	80,401
Netherlands - 6.9%
ASML Holding NV (NY Shares) (a)	8,500	132,175
Completel Europe NV (a)	6,342	242,995
Hagemeyer NV	49,900	107,613
ING Groep NV (Certificaten Van Aandelen)	8,530	181,007
Koninklijke KPN NV	22,900	164,893
Koninklijke Philips Electronics NV	5,400	144,774
Koninklijke Philips Electronics NV (NY Shares)	3,100	83,111
Royal Dutch Petroleum Co. (Hague Registry)	5,600	272,496
Wolters Kluwer NV (Certificaten Van Aandelen)	14,800	249,133
TOTAL NETHERLANDS		1,578,197
Norway - 2.2%
TANDBERG Television ASA (a)	84,400	504,093
Common Stocks - continued
	Shares	Value (Note 1)
Poland - 0.3%
KGHM Polska Miedz SA sponsored GDR (Reg. S) (a)	4,800	$ 65,520
Portugal - 1.3%
Portugal Telecom SGPS SA sponsored ADR	13,600	147,288
PT Multimedia SGPS SA	6,500	147,654
TOTAL PORTUGAL		294,942
Russia - 0.6%
OAO Gazprom sponsored ADR	2,100	64,890
Vimpel Communications sponsored ADR (a)	700	62,832
TOTAL RUSSIA		127,722
Spain - 4.0%
Banco Espanol de Credito SA (Reg.)	12,000	144,635
Corporacion Mapfre SA (Reg.)	9,800	117,414
Grupo Auxiliar Metalurgico SA (Gamesa)	4,200	173,957
Repsol YPF SA	11,500	240,120
Telefonica SA	1,600	23,536
Telefonica SA sponsored ADR	4,981	219,812
TOTAL SPAIN		919,474
Sweden - 4.4%
D. Carnegie & Co. AB	7,900	84,255
Modern Times Group AB (MTG) (B Shares) (a)	6,700	113,103
OMHEX AB	6,350	85,590
Skandia Foersaekrings AB	65,800	258,319
Song Networks Holding AB (a)	32,000	206,446
Tele2 AB (B Shares)	2,300	104,440
Telefonaktiebolaget LM Ericsson (B Shares) (a)	55,700	148,552
TOTAL SWEDEN		1,000,705
Switzerland - 7.0%
ABB Ltd. (Switzerland) (Reg.) (a)	21,079	118,778
Actelion Ltd. (Reg.) (a)	1,749	192,046
Clariant AG (Reg.)	5,400	68,568
Kudelski SA (Bearer) (a)	2,030	61,503
Micronas Semiconductor Holding AG	1,994	92,889
Novartis AG sponsored ADR	7,700	344,960
Phonak Holding AG	2,730	72,912
Roche Holding AG (participation certificate)	5,560	583,682
Sulzer AG (Reg.)	270	70,027
TOTAL SWITZERLAND		1,605,365
Common Stocks - continued
	Shares	Value (Note 1)
Turkey - 0.8%
Turkcell Iletisim Hizmet AS sponsored ADR (a)	6,500	$ 184,925
United Kingdom - 29.9%
3i Group PLC	15,000	160,788
Amlin PLC	40,600	119,265
Autonomy Corp. PLC (a)	17,900	79,391
Axis Shield PLC (a)	11,500	28,620
Barratt Developments PLC	8,300	90,961
BP PLC sponsored ADR	4,200	222,180
British Sky Broadcasting Group PLC (BSkyB)	20,900	247,438
BT Group PLC	99,000	317,691
Cattles PLC	21,400	132,005
Celltech Group PLC (a)	13,000	97,117
Corin Group PLC	20,800	99,648
Dixons Group PLC	131,500	362,914
Easynet Group PLC (a)	79,200	171,764
Galen Holdings PLC	25,100	355,614
Hilton Group PLC	62,600	276,533
ITV PLC	111,275	244,293
Jazztel PLC (a)	244,000	96,471
Lastminute.com PLC (a)	19,700	67,325
London Stock Exchange PLC	19,700	122,131
Maiden Group PLC	15,100	64,690
Marks & Spencer Group PLC	32,200	158,126
MyTravel Group PLC (a)	252,100	39,213
N Brown Group PLC	51,200	111,949
NDS Group PLC sponsored ADR (a)	5,700	146,319
Next PLC	4,900	121,511
Prudential PLC	22,700	178,762
Reckitt Benckiser PLC	6,100	158,968
Reuters Group PLC	16,800	111,395
Shire Pharmaceuticals Group PLC (a)	42,900	396,825
SkyePharma PLC (a)	46,600	49,082
Ted Baker PLC	28,000	217,513
Unilever PLC	61,300	589,553
Vodafone Group PLC	311,100	763,445
Vodafone Group PLC sponsored ADR	4,200	103,068
William Hill PLC	21,300	202,951
Woolworths Group PLC	117,800	84,810
Wyevale Garden Centres PLC	9,100	60,096
TOTAL UNITED KINGDOM		6,850,425
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - 1.1%
Covad Communications Group, Inc. (a)	24,100	$ 48,200
Network Associates, Inc. (a)	3,400	53,312
Secure Computing Corp. (a)	4,700	44,932
Synthes-Stratec, Inc.	87	94,622
TOTAL UNITED STATES OF AMERICA		241,066
TOTAL COMMON STOCKS (Cost $18,128,013)		20,452,492
Preferred Stocks - 2.2%

Convertible Preferred Stocks - 0.1%
United Kingdom - 0.1%
ITV PLC (a)	10,532	14,603
Nonconvertible Preferred Stocks - 2.1%
Germany - 1.5%
Fresenius AG	1,300	90,726
Fresenius Medical Care AG	1,500	71,580
Porsche AG (non-vtg.)	300	186,012
TOTAL GERMANY		348,318
Italy - 0.6%
Telecom Italia Spa (Risp)	56,094	130,716
TOTAL NONCONVERTIBLE PREFERRED STOCKS		479,034
TOTAL PREFERRED STOCKS (Cost $396,460)		493,637
Nonconvertible Bonds - 1.0%
	Principal Amount
United Kingdom - 1.0%
Telewest Communications PLC yankee:
0% 2/1/10 (c)(d)	$ 45,000	20,475
9.25% 4/15/09 (c)	10,000	5,000
9.875% 2/1/10 (c)	35,000	20,825
11.25% 11/1/08 (c)	10,000	6,200
Telewest PLC 11% 10/1/07 (c)	285,000	179,550
TOTAL NONCONVERTIBLE BONDS (Cost $187,532)		232,050
Money Market Funds - 5.3%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.06% (b) (Cost $1,223,966)	1,223,966	$ 1,223,966
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $19,935,971)		22,402,145
NET OTHER ASSETS - 2.2%		503,695
NET ASSETS - 100%		$ 22,905,840
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $10,691,973 and $10,849,842, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $33 for the period.
Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $6,957,000 of which $2,681,000 and $4,276,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $19,935,971) - See accompanying schedule		$ 22,402,145
Receivable for investments sold		644,011
Receivable for fund shares sold		7,251
Dividends receivable		72,883
Interest receivable		718
Prepaid expenses		69
Receivable from investment adviser for expense reductions		9,382
Other receivables		4,060
Total assets		23,140,519

Liabilities
Payable for investments purchased	$ 120,168
Payable for fund shares redeemed	50,836
Accrued management fee	14,393
Distribution fees payable	13,164
Other affiliated payables	11,953
Other payables and accrued expenses	24,165
Total liabilities		234,679

Net Assets		$ 22,905,840
Net Assets consist of:
Paid in capital		$ 25,272,526
Accumulated net investment loss		(138,074)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,698,357)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,469,745
Net Assets		$ 22,905,840

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,164,628 ÷ 382,692 shares)	$ 10.88

Maximum offering price per share (100/94.25 of $10.88)	$ 11.54
Class T: Net Asset Value and redemption price per share ($8,419,181 ÷ 778,312 shares)	$ 10.82

Maximum offering price per share (100/96.50 of $10.82)	$ 11.21
Class B: Net Asset Value and offering price per share ($6,358,830 ÷ 599,303 shares) A	$ 10.61

Class C: Net Asset Value and offering price per share ($3,569,884 ÷ 335,993 shares) A	$ 10.62

Institutional Class: Net Asset Value, offering price and redemption price per share ($393,317 ÷ 35,847 shares)	$ 10.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 166,101
Interest		6,877
		172,978
Less foreign taxes withheld		(20,479)
Total income		152,499

Expenses
Management fee	$ 83,641
Transfer agent fees	55,378
Distribution fees	76,403
Accounting fees and expenses	21,008
Non-interested trustees' compensation	52
Custodian fees and expenses	20,321
Registration fees	53,025
Audit	21,170
Legal	2,035
Miscellaneous	109
Total expenses before reductions	333,142
Expense reductions	(89,460)	243,682
Net investment income (loss)		(91,183)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,379,901
Foreign currency transactions	2,079
Total net realized gain (loss)		2,381,980
Change in net unrealized appreciation (depreciation) on: Investment securities	(386,667)
Assets and liabilities in foreign currencies	(1,589)
Total change in net unrealized appreciation (depreciation)		(388,256)
Net gain (loss)		1,993,724
Net increase (decrease) in net assets resulting from operations		$ 1,902,541

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (91,183)	$ 11,835
Net realized gain (loss)	2,381,980	1,078,830
Change in net unrealized appreciation (depreciation)	(388,256)	3,062,161
Net increase (decrease) in net assets resulting from operations	1,902,541	4,152,826
Distributions to shareholders from net investment income	(86,506)	(44,256)
Share transactions - net increase (decrease)	1,072,627	(2,514,690)
Total increase (decrease) in net assets	2,888,662	1,593,880

Net Assets
Beginning of period	20,017,178	18,423,298
End of period (including accumulated net investment loss of $138,074 and undistributed net investment income of $39,615, respectively)	$ 22,905,840	$ 20,017,178

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00	$ 8.03	$ 9.00	$ 11.13	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.04	.05	.01	(.02)	.05
Net realized and unrealized gain (loss)	.98	1.98	(1.02)	(2.14)	.62	.51
Total from investment operations	.96	2.02	(.97)	(2.13)	.60	.56
Distributions from net investment income	(.08)	(.05)	-	-	(.03)	-
Net asset value, end of period	$ 10.88	$ 10.00	$ 8.03	$ 9.00	$ 11.13	$ 10.56
Total Return B, C, D	9.64%	25.30%	(10.78)%	(19.14)%	5.67%	5.60%
Ratios to Average Net Assets G
Expenses before expense reductions	2.45% A	3.07%	2.57%	2.16%	1.97%	3.52% A
Expenses net of voluntary waivers, if any	1.75% A	1.75%	1.96%	2.00%	1.97%	2.00% A
Expenses net of all reductions	1.70% A	1.69%	1.91%	1.95%	1.93%	1.96% A
Net investment income (loss)	(.38)% A	.49%	.48%	.14%	(.14)%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,165	$ 3,346	$ 2,071	$ 2,577	$ 3,501	$ 2,060
Portfolio turnover rate	100% A	199%	137%	85%	151%	164% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 17, 1998 (commencement of operations) to October 31, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 7.98	$ 8.95	$ 11.09	$ 10.54	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	.02	.02	(.01)	(.05)	.03
Net realized and unrealized gain (loss)	.98	1.96	(.99)	(2.13)	.62	.51
Total from investment operations	.95	1.98	(.97)	(2.14)	.57	.54
Distributions from net investment income	(.06)	(.03)	-	-	(.02)	-
Net asset value, end of period	$ 10.82	$ 9.93	$ 7.98	$ 8.95	$ 11.09	$ 10.54
Total Return B, C, D	9.59%	24.90%	(10.84)%	(19.30)%	5.40%	5.40%
Ratios to Average Net Assets G
Expenses before expense reductions	2.76% A	3.34%	2.80%	2.40%	2.24%	3.72% A
Expenses net of voluntary waivers, if any	2.00% A	2.00%	2.20%	2.25%	2.24%	2.25% A
Expenses net of all reductions	1.95% A	1.94%	2.16%	2.19%	2.20%	2.21% A
Net investment income (loss)	(.63)% A	.24%	.24%	(.10)%	(.41)%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,419	$ 7,628	$ 7,079	$ 9,749	$ 15,505	$ 12,343
Portfolio turnover rate	100% A	199%	137%	85%	151%	164% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 17, 1998 (commencement of operations) to October 31, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.72	$ 7.82	$ 8.82	$ 10.99	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.02)	(.02)	(.06)	(.11)	(.02)
Net realized and unrealized gain (loss)	.96	1.92	(.98)	(2.11)	.62	.50
Total from investment operations	.90	1.90	(1.00)	(2.17)	.51	.48
Distributions from net investment income	(.01)	-	-	-	-	-
Net asset value, end of period	$ 10.61	$ 9.72	$ 7.82	$ 8.82	$ 10.99	$ 10.48
Total Return B, C, D	9.26%	24.30%	(11.34)%	(19.75)%	4.87%	4.80%
Ratios to Average Net Assets G
Expenses before expense reductions	3.26% A	3.87%	3.33%	2.95%	2.81%	4.29% A
Expenses net of voluntary waivers, if any	2.50% A	2.50%	2.70%	2.75%	2.75%	2.75% A
Expenses net of all reductions	2.45% A	2.44%	2.65%	2.70%	2.71%	2.71% A
Net investment income (loss)	(1.13)% A	(.26)%	(.26)%	(.61)%	(.91)%	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,359	$ 5,596	$ 5,717	$ 6,507	$ 8,132	$ 3,765
Portfolio turnover rate	100% A	199%	137%	85%	151%	164% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 17, 1998 (commencement of operations) to October 31, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.73	$ 7.83	$ 8.84	$ 11.01	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.02)	(.02)	(.06)	(.10)	(.02)
Net realized and unrealized gain (loss)	.96	1.92	(.99)	(2.11)	.62	.51
Total from investment operations	.90	1.90	(1.01)	(2.17)	.52	.49
Distributions from net investment income	(.01)	-	-	-	-	-
Net asset value, end of period	$ 10.62	$ 9.73	$ 7.83	$ 8.84	$ 11.01	$ 10.49
Total Return B, C, D	9.25%	24.27%	(11.43)%	(19.71)%	4.96%	4.90%
Ratios to Average Net Assets G
Expenses before expense reductions	3.15% A	3.74%	3.22%	2.80%	2.67%	4.16% A
Expenses net of voluntary waivers, if any	2.50% A	2.50%	2.71%	2.75%	2.67%	2.75% A
Expenses net of all reductions	2.45% A	2.44%	2.66%	2.70%	2.63%	2.71% A
Net investment income (loss)	(1.13)% A	(.26)%	(.27)%	(.61)%	(.84)%	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,570	$ 3,076	$ 2,876	$ 4,393	$ 7,117	$ 3,894
Portfolio turnover rate	100% A	199%	137%	85%	151%	164% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 17, 1998 (commencement of operations) to October 31, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 8.10	$ 9.05	$ 11.16	$ 10.58	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.06	.07	.04	.02	.07
Net realized and unrealized gain (loss)	.99	1.98	(1.02)	(2.15)	.61	.51
Total from investment operations	.98	2.04	(.95)	(2.11)	.63	.58
Distributions from net investment income	(.08)	(.07)	-	-	(.05)	-
Net asset value, end of period	$ 10.97	$ 10.07	$ 8.10	$ 9.05	$ 11.16	$ 10.58
Total Return B, C	9.77%	25.39%	(10.50)%	(18.91)%	5.94%	5.80%
Ratios to Average Net Assets F
Expenses before expense reductions	2.05% A	2.56%	2.07%	1.75%	1.70%	3.31% A
Expenses net of voluntary waivers, if any	1.50% A	1.50%	1.71%	1.75%	1.70%	1.75% A
Expenses net of all reductions	1.45% A	1.44%	1.66%	1.69%	1.66%	1.71% A
Net investment income (loss)	(.13)% A	.73%	.74%	.40%	.14%	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 393	$ 371	$ 681	$ 820	$ 1,193	$ 838
Portfolio turnover rate	100% A	199%	137%	85%	151%	164% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 17, 1998 (commencement of operations) to October 31, 1999.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Europe Capital Appreciation Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 3,242,280	|
Unrealized depreciation	(886,155)
Net unrealized appreciation (depreciation)	$ 2,356,125

Cost for federal income tax purposes	$ 20,046,020

Short-Term Trading (Redemption) Fees. Shares purchased after March 31, 2004 and held in the fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and, the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 5,006	$ 27
Class T	.25%	.25%	21,374	112
Class B	.75%	.25%	32,199	24,192
Class C	.75%	.25%	17,824	2,359
			$ 76,403	$ 26,690

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,279
Class T	1,442
Class B*	8,410
Class C*	6
$ 13,137

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 9,096	.45*
Class T	21,859	.51*
Class B	16,606	.52*
Class C	7,092	.40*
Institutional Class	725	.30*
	$ 55,378

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $6,850 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.75%	$ 14,047
Class T	2.00%	32,423
Class B	2.50%	24,559
Class C	2.50%	11,495
Institutional Class	1.50%	1,315
		$ 83,839

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $5,621 for the period.

Semiannual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2004	Year ended October 31, 2003
From net investment income
Class A	$ 28,050	$ 12,873
Class T	46,077	26,438
Class B	5,801	-
Class C	3,213	-
Institutional Class	3,365	4,945
Total	$ 86,506	$ 44,256

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Class A
Shares sold	295,912	316,316	$ 3,320,421	$ 2,713,286
Reinvestment of distributions	2,412	1,448	25,135	11,764
Shares redeemed	(250,355)	(240,897)	(2,820,107)	(2,051,864)
Net increase (decrease)	47,969	76,867	$ 525,449	$ 673,186
Class T
Shares sold	81,001	153,987	$ 906,311	$ 1,293,026
Reinvestment of distributions	4,315	3,125	44,751	25,256
Shares redeemed	(75,030)	(276,339)	(828,746)	(2,311,651)
Net increase (decrease)	10,286	(119,227)	$ 122,316	$ (993,369)
Class B
Shares sold	100,326	116,409	$ 1,077,540	$ 971,513
Reinvestment of distributions	522	-	5,324	-
Shares redeemed	(77,278)	(271,990)	(852,881)	(2,226,193)
Net increase (decrease)	23,570	(155,581)	$ 229,983	$ (1,254,680)
Class C
Shares sold	64,332	51,238	$ 695,987	$ 440,459
Reinvestment of distributions	244	-	2,495	-
Shares redeemed	(44,611)	(102,640)	(485,546)	(855,030)
Net increase (decrease)	19,965	(51,402)	$ 212,936	$ (414,571)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Institutional Class
Shares sold	30,527	319,492	$ 338,157	$ 2,847,002
Reinvestment of distributions	287	320	3,019	2,614
Shares redeemed	(31,798)	(367,066)	(359,233)	(3,374,872)
Net increase (decrease)	(984)	(47,254)	$ (18,057)	$ (525,256)

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AEUR-USAN-0604
1.784875.101

Fidelity® Advisor

Europe Capital Appreciation

Fund - Institutional Class

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	3.8	3.9
Unilever PLC (United Kingdom, Food Products)	2.6	2.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.6	1.4
Deutsche Boerse AG (Germany, Diversified Financial Services)	2.4	6.6
TANDBERG Television ASA (Norway, Communications Equipment)	2.2	1.4
	13.6
Top Five Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	22.5	22.5
Telecommunication Services	17.7	16.9
Health Care	13.7	12.1
Financials	13.7	20.8
Information Technology	10.0	9.3
Top Five Countries as of April 30, 2004
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	31.0	31.6
Germany	13.6	16.3
France	9.5	10.3
Switzerland	7.0	6.6
Netherlands	6.9	4.8
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2004	As of October 31, 2003
Stocks 91.5%	Stocks 95.8%
Bonds 1.0%	Bonds 0.8%
Short-Term Investments and Net Other Assets 7.5%	Short-Term Investments and Net Other Assets 3.4%

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.3%
	Shares	Value (Note 1)
Canada - 0.4%
Telesystem International Wireless, Inc. (a)	8,300	$ 81,756
Denmark - 2.2%
Coloplast AS Series B	2,600	244,884
Novo Nordisk AS Series B	5,600	265,975
TOTAL DENMARK		510,859
Finland - 0.7%
Comptel Oyj	29,200	69,969
F-Secure Oyj (a)	49,200	83,704
TOTAL FINLAND		153,673
France - 9.5%
Alcatel SA sponsored ADR (a)	11,400	167,124
Alstom SA sponsored ADR	41,600	78,208
Assurances Generales France SA (Bearer)	1,500	91,565
Business Objects SA sponsored ADR (a)	6,300	138,159
Canal Plus SA	2,200	15,130
Casino Guichard Perrachon et Compagnie	1,400	124,542
CNP Assurances	2,100	124,542
France Telecom SA	7,195	173,527
France Telecom SA sponsored ADR	10,600	253,870
L'Oreal SA	2,100	158,257
NRJ Group	7,200	154,670
Pernod-Ricard	2,925	369,018
SEB SA	1,430	167,902
Vivendi Universal SA (a)	6,400	158,208
TOTAL FRANCE		2,174,722
Germany - 12.1%
Adidas-Salomon AG	1,800	207,765
Allianz AG (Reg.)	2,900	305,660
DAB Bank AG (a)	36,600	320,108
Deutsche Boerse AG	9,955	547,215
Deutsche Telekom AG (Reg.) (a)	15,900	271,572
Fresenius AG	13	1,067
Fresenius Medical Care AG	2,600	181,047
Fresenius Medical Care AG sponsored ADR	1	23
Puma AG	500	114,958
RWE AG	3,800	164,856
SAP AG	800	119,296
Siemens AG (Reg.)	4,900	349,762
Common Stocks - continued
	Shares	Value (Note 1)
Germany - continued
Sixt AG	5,600	$ 95,206
T-Online International AG (a)	8,100	88,021
TOTAL GERMANY		2,766,556
Greece - 1.2%
Cosmote Mobile Telecommunications SA	1,900	30,504
Greek Organization of Football Prognostics SA	8,950	170,710
STET Hellas Telecommunications SA ADR	4,500	83,700
TOTAL GREECE		284,914
Indonesia - 0.4%
PT Indosat (Persero) Tbk sponsored ADR	4,200	97,020
Ireland - 0.2%
Waterford Wedgwood PLC unit (a)	193,200	55,809
Israel - 0.3%
Emblaze Ltd. (a)	37,400	71,138
Italy - 3.5%
Banca Intesa Spa	23,105	76,458
Banca Nazionale del Lavoro (BNL) (a)	36,800	82,228
Bulgari Spa	11,100	105,460
Fiat Spa (a)	34,200	240,523
Mediaset Spa	10,600	116,293
Telecom Italia Spa	37,770	121,004
Tiscali Spa (a)	11,800	61,244
TOTAL ITALY		803,210
Luxembourg - 0.3%
Millicom International Cellular SA unit (a)	3,200	80,401
Netherlands - 6.9%
ASML Holding NV (NY Shares) (a)	8,500	132,175
Completel Europe NV (a)	6,342	242,995
Hagemeyer NV	49,900	107,613
ING Groep NV (Certificaten Van Aandelen)	8,530	181,007
Koninklijke KPN NV	22,900	164,893
Koninklijke Philips Electronics NV	5,400	144,774
Koninklijke Philips Electronics NV (NY Shares)	3,100	83,111
Royal Dutch Petroleum Co. (Hague Registry)	5,600	272,496
Wolters Kluwer NV (Certificaten Van Aandelen)	14,800	249,133
TOTAL NETHERLANDS		1,578,197
Norway - 2.2%
TANDBERG Television ASA (a)	84,400	504,093
Common Stocks - continued
	Shares	Value (Note 1)
Poland - 0.3%
KGHM Polska Miedz SA sponsored GDR (Reg. S) (a)	4,800	$ 65,520
Portugal - 1.3%
Portugal Telecom SGPS SA sponsored ADR	13,600	147,288
PT Multimedia SGPS SA	6,500	147,654
TOTAL PORTUGAL		294,942
Russia - 0.6%
OAO Gazprom sponsored ADR	2,100	64,890
Vimpel Communications sponsored ADR (a)	700	62,832
TOTAL RUSSIA		127,722
Spain - 4.0%
Banco Espanol de Credito SA (Reg.)	12,000	144,635
Corporacion Mapfre SA (Reg.)	9,800	117,414
Grupo Auxiliar Metalurgico SA (Gamesa)	4,200	173,957
Repsol YPF SA	11,500	240,120
Telefonica SA	1,600	23,536
Telefonica SA sponsored ADR	4,981	219,812
TOTAL SPAIN		919,474
Sweden - 4.4%
D. Carnegie & Co. AB	7,900	84,255
Modern Times Group AB (MTG) (B Shares) (a)	6,700	113,103
OMHEX AB	6,350	85,590
Skandia Foersaekrings AB	65,800	258,319
Song Networks Holding AB (a)	32,000	206,446
Tele2 AB (B Shares)	2,300	104,440
Telefonaktiebolaget LM Ericsson (B Shares) (a)	55,700	148,552
TOTAL SWEDEN		1,000,705
Switzerland - 7.0%
ABB Ltd. (Switzerland) (Reg.) (a)	21,079	118,778
Actelion Ltd. (Reg.) (a)	1,749	192,046
Clariant AG (Reg.)	5,400	68,568
Kudelski SA (Bearer) (a)	2,030	61,503
Micronas Semiconductor Holding AG	1,994	92,889
Novartis AG sponsored ADR	7,700	344,960
Phonak Holding AG	2,730	72,912
Roche Holding AG (participation certificate)	5,560	583,682
Sulzer AG (Reg.)	270	70,027
TOTAL SWITZERLAND		1,605,365
Common Stocks - continued
	Shares	Value (Note 1)
Turkey - 0.8%
Turkcell Iletisim Hizmet AS sponsored ADR (a)	6,500	$ 184,925
United Kingdom - 29.9%
3i Group PLC	15,000	160,788
Amlin PLC	40,600	119,265
Autonomy Corp. PLC (a)	17,900	79,391
Axis Shield PLC (a)	11,500	28,620
Barratt Developments PLC	8,300	90,961
BP PLC sponsored ADR	4,200	222,180
British Sky Broadcasting Group PLC (BSkyB)	20,900	247,438
BT Group PLC	99,000	317,691
Cattles PLC	21,400	132,005
Celltech Group PLC (a)	13,000	97,117
Corin Group PLC	20,800	99,648
Dixons Group PLC	131,500	362,914
Easynet Group PLC (a)	79,200	171,764
Galen Holdings PLC	25,100	355,614
Hilton Group PLC	62,600	276,533
ITV PLC	111,275	244,293
Jazztel PLC (a)	244,000	96,471
Lastminute.com PLC (a)	19,700	67,325
London Stock Exchange PLC	19,700	122,131
Maiden Group PLC	15,100	64,690
Marks & Spencer Group PLC	32,200	158,126
MyTravel Group PLC (a)	252,100	39,213
N Brown Group PLC	51,200	111,949
NDS Group PLC sponsored ADR (a)	5,700	146,319
Next PLC	4,900	121,511
Prudential PLC	22,700	178,762
Reckitt Benckiser PLC	6,100	158,968
Reuters Group PLC	16,800	111,395
Shire Pharmaceuticals Group PLC (a)	42,900	396,825
SkyePharma PLC (a)	46,600	49,082
Ted Baker PLC	28,000	217,513
Unilever PLC	61,300	589,553
Vodafone Group PLC	311,100	763,445
Vodafone Group PLC sponsored ADR	4,200	103,068
William Hill PLC	21,300	202,951
Woolworths Group PLC	117,800	84,810
Wyevale Garden Centres PLC	9,100	60,096
TOTAL UNITED KINGDOM		6,850,425
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - 1.1%
Covad Communications Group, Inc. (a)	24,100	$ 48,200
Network Associates, Inc. (a)	3,400	53,312
Secure Computing Corp. (a)	4,700	44,932
Synthes-Stratec, Inc.	87	94,622
TOTAL UNITED STATES OF AMERICA		241,066
TOTAL COMMON STOCKS (Cost $18,128,013)		20,452,492
Preferred Stocks - 2.2%

Convertible Preferred Stocks - 0.1%
United Kingdom - 0.1%
ITV PLC (a)	10,532	14,603
Nonconvertible Preferred Stocks - 2.1%
Germany - 1.5%
Fresenius AG	1,300	90,726
Fresenius Medical Care AG	1,500	71,580
Porsche AG (non-vtg.)	300	186,012
TOTAL GERMANY		348,318
Italy - 0.6%
Telecom Italia Spa (Risp)	56,094	130,716
TOTAL NONCONVERTIBLE PREFERRED STOCKS		479,034
TOTAL PREFERRED STOCKS (Cost $396,460)		493,637
Nonconvertible Bonds - 1.0%
	Principal Amount
United Kingdom - 1.0%
Telewest Communications PLC yankee:
0% 2/1/10 (c)(d)	$ 45,000	20,475
9.25% 4/15/09 (c)	10,000	5,000
9.875% 2/1/10 (c)	35,000	20,825
11.25% 11/1/08 (c)	10,000	6,200
Telewest PLC 11% 10/1/07 (c)	285,000	179,550
TOTAL NONCONVERTIBLE BONDS (Cost $187,532)		232,050
Money Market Funds - 5.3%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.06% (b) (Cost $1,223,966)	1,223,966	$ 1,223,966
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $19,935,971)		22,402,145
NET OTHER ASSETS - 2.2%		503,695
NET ASSETS - 100%		$ 22,905,840
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $10,691,973 and $10,849,842, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $33 for the period.
Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $6,957,000 of which $2,681,000 and $4,276,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $19,935,971) - See accompanying schedule		$ 22,402,145
Receivable for investments sold		644,011
Receivable for fund shares sold		7,251
Dividends receivable		72,883
Interest receivable		718
Prepaid expenses		69
Receivable from investment adviser for expense reductions		9,382
Other receivables		4,060
Total assets		23,140,519

Liabilities
Payable for investments purchased	$ 120,168
Payable for fund shares redeemed	50,836
Accrued management fee	14,393
Distribution fees payable	13,164
Other affiliated payables	11,953
Other payables and accrued expenses	24,165
Total liabilities		234,679

Net Assets		$ 22,905,840
Net Assets consist of:
Paid in capital		$ 25,272,526
Accumulated net investment loss		(138,074)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,698,357)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,469,745
Net Assets		$ 22,905,840

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,164,628 ÷ 382,692 shares)	$ 10.88

Maximum offering price per share (100/94.25 of $10.88)	$ 11.54
Class T: Net Asset Value and redemption price per share ($8,419,181 ÷ 778,312 shares)	$ 10.82

Maximum offering price per share (100/96.50 of $10.82)	$ 11.21
Class B: Net Asset Value and offering price per share ($6,358,830 ÷ 599,303 shares) A	$ 10.61

Class C: Net Asset Value and offering price per share ($3,569,884 ÷ 335,993 shares) A	$ 10.62

Institutional Class: Net Asset Value, offering price and redemption price per share ($393,317 ÷ 35,847 shares)	$ 10.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 166,101
Interest		6,877
		172,978
Less foreign taxes withheld		(20,479)
Total income		152,499

Expenses
Management fee	$ 83,641
Transfer agent fees	55,378
Distribution fees	76,403
Accounting fees and expenses	21,008
Non-interested trustees' compensation	52
Custodian fees and expenses	20,321
Registration fees	53,025
Audit	21,170
Legal	2,035
Miscellaneous	109
Total expenses before reductions	333,142
Expense reductions	(89,460)	243,682
Net investment income (loss)		(91,183)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,379,901
Foreign currency transactions	2,079
Total net realized gain (loss)		2,381,980
Change in net unrealized appreciation (depreciation) on: Investment securities	(386,667)
Assets and liabilities in foreign currencies	(1,589)
Total change in net unrealized appreciation (depreciation)		(388,256)
Net gain (loss)		1,993,724
Net increase (decrease) in net assets resulting from operations		$ 1,902,541

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (91,183)	$ 11,835
Net realized gain (loss)	2,381,980	1,078,830
Change in net unrealized appreciation (depreciation)	(388,256)	3,062,161
Net increase (decrease) in net assets resulting from operations	1,902,541	4,152,826
Distributions to shareholders from net investment income	(86,506)	(44,256)
Share transactions - net increase (decrease)	1,072,627	(2,514,690)
Total increase (decrease) in net assets	2,888,662	1,593,880

Net Assets
Beginning of period	20,017,178	18,423,298
End of period (including accumulated net investment loss of $138,074 and undistributed net investment income of $39,615, respectively)	$ 22,905,840	$ 20,017,178

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00	$ 8.03	$ 9.00	$ 11.13	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.04	.05	.01	(.02)	.05
Net realized and unrealized gain (loss)	.98	1.98	(1.02)	(2.14)	.62	.51
Total from investment operations	.96	2.02	(.97)	(2.13)	.60	.56
Distributions from net investment income	(.08)	(.05)	-	-	(.03)	-
Net asset value, end of period	$ 10.88	$ 10.00	$ 8.03	$ 9.00	$ 11.13	$ 10.56
Total Return B, C, D	9.64%	25.30%	(10.78)%	(19.14)%	5.67%	5.60%
Ratios to Average Net Assets G
Expenses before expense reductions	2.45% A	3.07%	2.57%	2.16%	1.97%	3.52% A
Expenses net of voluntary waivers, if any	1.75% A	1.75%	1.96%	2.00%	1.97%	2.00% A
Expenses net of all reductions	1.70% A	1.69%	1.91%	1.95%	1.93%	1.96% A
Net investment income (loss)	(.38)% A	.49%	.48%	.14%	(.14)%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,165	$ 3,346	$ 2,071	$ 2,577	$ 3,501	$ 2,060
Portfolio turnover rate	100% A	199%	137%	85%	151%	164% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 17, 1998 (commencement of operations) to October 31, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 7.98	$ 8.95	$ 11.09	$ 10.54	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	.02	.02	(.01)	(.05)	.03
Net realized and unrealized gain (loss)	.98	1.96	(.99)	(2.13)	.62	.51
Total from investment operations	.95	1.98	(.97)	(2.14)	.57	.54
Distributions from net investment income	(.06)	(.03)	-	-	(.02)	-
Net asset value, end of period	$ 10.82	$ 9.93	$ 7.98	$ 8.95	$ 11.09	$ 10.54
Total Return B, C, D	9.59%	24.90%	(10.84)%	(19.30)%	5.40%	5.40%
Ratios to Average Net Assets G
Expenses before expense reductions	2.76% A	3.34%	2.80%	2.40%	2.24%	3.72% A
Expenses net of voluntary waivers, if any	2.00% A	2.00%	2.20%	2.25%	2.24%	2.25% A
Expenses net of all reductions	1.95% A	1.94%	2.16%	2.19%	2.20%	2.21% A
Net investment income (loss)	(.63)% A	.24%	.24%	(.10)%	(.41)%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,419	$ 7,628	$ 7,079	$ 9,749	$ 15,505	$ 12,343
Portfolio turnover rate	100% A	199%	137%	85%	151%	164% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 17, 1998 (commencement of operations) to October 31, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.72	$ 7.82	$ 8.82	$ 10.99	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.02)	(.02)	(.06)	(.11)	(.02)
Net realized and unrealized gain (loss)	.96	1.92	(.98)	(2.11)	.62	.50
Total from investment operations	.90	1.90	(1.00)	(2.17)	.51	.48
Distributions from net investment income	(.01)	-	-	-	-	-
Net asset value, end of period	$ 10.61	$ 9.72	$ 7.82	$ 8.82	$ 10.99	$ 10.48
Total Return B, C, D	9.26%	24.30%	(11.34)%	(19.75)%	4.87%	4.80%
Ratios to Average Net Assets G
Expenses before expense reductions	3.26% A	3.87%	3.33%	2.95%	2.81%	4.29% A
Expenses net of voluntary waivers, if any	2.50% A	2.50%	2.70%	2.75%	2.75%	2.75% A
Expenses net of all reductions	2.45% A	2.44%	2.65%	2.70%	2.71%	2.71% A
Net investment income (loss)	(1.13)% A	(.26)%	(.26)%	(.61)%	(.91)%	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,359	$ 5,596	$ 5,717	$ 6,507	$ 8,132	$ 3,765
Portfolio turnover rate	100% A	199%	137%	85%	151%	164% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 17, 1998 (commencement of operations) to October 31, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.73	$ 7.83	$ 8.84	$ 11.01	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.02)	(.02)	(.06)	(.10)	(.02)
Net realized and unrealized gain (loss)	.96	1.92	(.99)	(2.11)	.62	.51
Total from investment operations	.90	1.90	(1.01)	(2.17)	.52	.49
Distributions from net investment income	(.01)	-	-	-	-	-
Net asset value, end of period	$ 10.62	$ 9.73	$ 7.83	$ 8.84	$ 11.01	$ 10.49
Total Return B, C, D	9.25%	24.27%	(11.43)%	(19.71)%	4.96%	4.90%
Ratios to Average Net Assets G
Expenses before expense reductions	3.15% A	3.74%	3.22%	2.80%	2.67%	4.16% A
Expenses net of voluntary waivers, if any	2.50% A	2.50%	2.71%	2.75%	2.67%	2.75% A
Expenses net of all reductions	2.45% A	2.44%	2.66%	2.70%	2.63%	2.71% A
Net investment income (loss)	(1.13)% A	(.26)%	(.27)%	(.61)%	(.84)%	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,570	$ 3,076	$ 2,876	$ 4,393	$ 7,117	$ 3,894
Portfolio turnover rate	100% A	199%	137%	85%	151%	164% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 17, 1998 (commencement of operations) to October 31, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 8.10	$ 9.05	$ 11.16	$ 10.58	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.06	.07	.04	.02	.07
Net realized and unrealized gain (loss)	.99	1.98	(1.02)	(2.15)	.61	.51
Total from investment operations	.98	2.04	(.95)	(2.11)	.63	.58
Distributions from net investment income	(.08)	(.07)	-	-	(.05)	-
Net asset value, end of period	$ 10.97	$ 10.07	$ 8.10	$ 9.05	$ 11.16	$ 10.58
Total Return B, C	9.77%	25.39%	(10.50)%	(18.91)%	5.94%	5.80%
Ratios to Average Net Assets F
Expenses before expense reductions	2.05% A	2.56%	2.07%	1.75%	1.70%	3.31% A
Expenses net of voluntary waivers, if any	1.50% A	1.50%	1.71%	1.75%	1.70%	1.75% A
Expenses net of all reductions	1.45% A	1.44%	1.66%	1.69%	1.66%	1.71% A
Net investment income (loss)	(.13)% A	.73%	.74%	.40%	.14%	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 393	$ 371	$ 681	$ 820	$ 1,193	$ 838
Portfolio turnover rate	100% A	199%	137%	85%	151%	164% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 17, 1998 (commencement of operations) to October 31, 1999.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Europe Capital Appreciation Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 3,242,280	|
Unrealized depreciation	(886,155)
Net unrealized appreciation (depreciation)	$ 2,356,125

Cost for federal income tax purposes	$ 20,046,020

Short-Term Trading (Redemption) Fees. Shares purchased after March 31, 2004 and held in the fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and, the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 5,006	$ 27
Class T	.25%	.25%	21,374	112
Class B	.75%	.25%	32,199	24,192
Class C	.75%	.25%	17,824	2,359
			$ 76,403	$ 26,690

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,279
Class T	1,442
Class B*	8,410
Class C*	6
$ 13,137

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 9,096	.45*
Class T	21,859	.51*
Class B	16,606	.52*
Class C	7,092	.40*
Institutional Class	725	.30*
	$ 55,378

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $6,850 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.75%	$ 14,047
Class T	2.00%	32,423
Class B	2.50%	24,559
Class C	2.50%	11,495
Institutional Class	1.50%	1,315
		$ 83,839

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $5,621 for the period.

Semiannual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2004	Year ended October 31, 2003
From net investment income
Class A	$ 28,050	$ 12,873
Class T	46,077	26,438
Class B	5,801	-
Class C	3,213	-
Institutional Class	3,365	4,945
Total	$ 86,506	$ 44,256

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Class A
Shares sold	295,912	316,316	$ 3,320,421	$ 2,713,286
Reinvestment of distributions	2,412	1,448	25,135	11,764
Shares redeemed	(250,355)	(240,897)	(2,820,107)	(2,051,864)
Net increase (decrease)	47,969	76,867	$ 525,449	$ 673,186
Class T
Shares sold	81,001	153,987	$ 906,311	$ 1,293,026
Reinvestment of distributions	4,315	3,125	44,751	25,256
Shares redeemed	(75,030)	(276,339)	(828,746)	(2,311,651)
Net increase (decrease)	10,286	(119,227)	$ 122,316	$ (993,369)
Class B
Shares sold	100,326	116,409	$ 1,077,540	$ 971,513
Reinvestment of distributions	522	-	5,324	-
Shares redeemed	(77,278)	(271,990)	(852,881)	(2,226,193)
Net increase (decrease)	23,570	(155,581)	$ 229,983	$ (1,254,680)
Class C
Shares sold	64,332	51,238	$ 695,987	$ 440,459
Reinvestment of distributions	244	-	2,495	-
Shares redeemed	(44,611)	(102,640)	(485,546)	(855,030)
Net increase (decrease)	19,965	(51,402)	$ 212,936	$ (414,571)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Institutional Class
Shares sold	30,527	319,492	$ 338,157	$ 2,847,002
Reinvestment of distributions	287	320	3,019	2,614
Shares redeemed	(31,798)	(367,066)	(359,233)	(3,374,872)
Net increase (decrease)	(984)	(47,254)	$ (18,057)	$ (525,256)

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AEURI-USAN-0604
1.784876.101

Fidelity® Advisor

Korea
Fund - Institutional Class

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd.	22.2	23.9
Kookmin Bank	8.2	8.6
SK Telecom Co. Ltd.	6.6	8.3
LG Electronics, Inc.	6.5	0.0
Shinhan Financial Group Co. Ltd.	6.0	5.6
Hana Bank	3.6	2.3
Shinsegae Co. Ltd.	3.5	2.0
Samsung Fire & Marine Insurance Co. Ltd.	3.3	1.9
SK Corp.	3.2	0.0
POSCO	2.7	3.0
	65.8
Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	34.5	34.7
Financials	22.8	21.3
Consumer Discretionary	20.3	14.7
Telecommunication Services	7.7	9.9
Materials	3.8	7.4
Energy	3.2	0.0
Consumer Staples	2.4	4.6
Industrials	2.4	3.6
Utilities	0.4	2.5
Asset Allocation (% of fund's net assets)
As of April 30, 2004	As of October 31, 2003
Stocks 97.5%	Stocks 98.7%
Short-Term Investments and Net Other Assets 2.5%	Short-Term Investments and Net Other Assets 1.3%

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 20.3%
Automobiles - 3.9%
Hyundai Motor Co. Ltd.	7,000	$ 266,971
Kia Motors Corp.	48,000	445,903
		712,874
Household Durables - 9.2%
LG Electronics, Inc.	19,500	1,183,279
ReignCom Ltd.	5,400	491,976
		1,675,255
Media - 2.4%
Cheil Communications, Inc.	3,080	430,494
Multiline Retail - 4.8%
Hyundai Department Store Co. Ltd.	9,000	243,150
Shinsegae Co. Ltd.	2,800	632,378
		875,528
TOTAL CONSUMER DISCRETIONARY		3,694,151
CONSUMER STAPLES - 2.4%
Beverages - 1.2%
Lotte Chilsung Beverage Co. Ltd.	380	224,111
Food Products - 1.2%
Nong Shim Co. Ltd.	1,096	210,635
TOTAL CONSUMER STAPLES		434,746
ENERGY - 3.2%
Oil & Gas - 3.2%
SK Corp.	14,000	587,037
FINANCIALS - 22.8%
Capital Markets - 0.6%
Good Morning Shinhan Securities Co. (a)	30,000	101,121
Commercial Banks - 18.9%
Chohung Bank Co. Ltd. (a)	80,000	201,475
Hana Bank	30,000	648,144
Kookmin Bank (a)	40,000	1,493,161
Shinhan Financial Group Co. Ltd.	63,000	1,098,010
		3,440,790
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - 3.3%
Samsung Fire & Marine Insurance Co. Ltd.	9,000	$ 598,287
TOTAL FINANCIALS		4,140,198
INDUSTRIALS - 2.4%
Industrial Conglomerates - 2.4%
LG Corp.	30,000	433,375
INFORMATION TECHNOLOGY - 34.5%
Communications Equipment - 1.6%
Curitel Communications, Inc.	100,000	299,144
Electronic Equipment & Instruments - 7.3%
Dae Duck Electronics Co. Ltd.	10,000	101,845
Hankuk Electric Glass Co. Ltd.	3,000	149,060
KH Vatec Co. Ltd.	8,050	310,790
Samsung Electro-Mechanics Co. Ltd. (a)	10,000	376,699
Samsung SDI Co. Ltd.	3,000	383,517
		1,321,911
Semiconductors & Semiconductor Equipment - 23.2%
Hynix Semiconductor, Inc.	18,000	182,554
Samsung Electronics Co. Ltd.	8,500	4,035,030
		4,217,584
Software - 2.4%
NCsoft Corp. (a)	6,000	429,540
TOTAL INFORMATION TECHNOLOGY		6,268,179
MATERIALS - 3.8%
Chemicals - 1.1%
Honam Petrochemical Corp.	3,000	111,731
LG Petrochemical Co. Ltd.	4,000	80,283
		192,014
Metals & Mining - 2.7%
POSCO	4,000	492,000
TOTAL MATERIALS		684,014
TELECOMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 1.1%
Hanaro Telecom, Inc. (a)	10,000	22,713
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Hanaro Telecom, Inc. sponsored ADR (a)	50,000	$ 114,000
KT Corp.	2,000	69,715
		206,428
Wireless Telecommunication Services - 6.6%
SK Telecom Co. Ltd.	7,000	1,193,165
TOTAL TELECOMMUNICATION SERVICES		1,399,593
UTILITIES - 0.4%
Electric Utilities - 0.4%
Korea Electric Power Corp.	4,000	65,454
TOTAL COMMON STOCKS (Cost $11,811,978)		17,706,747
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 1.06% (b) (Cost $446,097)	446,097	446,097
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $12,258,075)		18,152,844
NET OTHER ASSETS - 0.1%		9,656
NET ASSETS - 100%		$ 18,162,500
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $7,808,750 and $7,099,599, respectively.
Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $13,718,000 of which $89,000, $12,115,000 and $1,514,000 will expire on October 31, 2005, 2006 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $12,258,075) - See accompanying schedule		$ 18,152,844
Receivable for fund shares sold		108,806
Dividends receivable		668
Interest receivable		336
Prepaid expenses		53
Receivable from investment adviser for expense reductions		6,902
Other receivables		56
Total assets		18,269,665

Liabilities
Payable for fund shares redeemed	$ 39,287
Accrued management fee	13,346
Distribution fees payable	6,729
Other affiliated payables	7,934
Other payables and accrued expenses	39,869
Total liabilities		107,165

Net Assets		$ 18,162,500
Net Assets consist of:
Paid in capital		$ 24,480,884
Undistributed net investment income		15,497
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,229,318)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,895,437
Net Assets		$ 18,162,500

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,328,522 ÷ 987,464 shares)	$ 12.49

Maximum offering price per share (100/94.25 of $12.49)	$ 13.25
Class T: Net Asset Value and redemption price per share ($1,692,467 ÷ 137,031 shares)	$ 12.35

Maximum offering price per share (100/96.50 of $12.35)	$ 12.80
Class B: Net Asset Value and offering price per share ($2,632,166 ÷ 217,320 shares) A	$ 12.11

Class C: Net Asset Value and offering price per share ($1,072,393 ÷ 88,456 shares) A	$ 12.12

Institutional Class: Net Asset Value, offering price and redemption price per share ($436,952 ÷ 34,645 shares)	$ 12.61

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 237,415
Less foreign taxes withheld		(39,742)
Total income		197,673

Expenses
Management fee	$ 71,341
Transfer agent fees	32,814
Distribution fees	33,526
Accounting fees and expenses	21,006
Non-interested trustees' compensation	38
Custodian fees and expenses	15,517
Registration fees	30,188
Audit	36,850
Legal	4,566
Miscellaneous	212
Total expenses before reductions	246,058
Expense reductions	(61,767)	184,291
Net investment income (loss)		13,382
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,547,654
Foreign currency transactions	(15,051)
Total net realized gain (loss)		1,532,603
Change in net unrealized appreciation (depreciation) on: Investment securities	355,312
Assets and liabilities in foreign currencies	7,933
Total change in net unrealized appreciation (depreciation)		363,245
Net gain (loss)		1,895,848
Net increase (decrease) in net assets resulting from operations		$ 1,909,230

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,382	$ 3,878
Net realized gain (loss)	1,532,603	3,517,635
Change in net unrealized appreciation (depreciation)	363,245	(755,932)
Net increase (decrease) in net assets resulting from operations	1,909,230	2,765,581
Share transactions - net increase (decrease)	959,518	(6,380,457)
Redemption fees	4	-
Total increase (decrease) in net assets	2,868,752	(3,614,876)

Net Assets
Beginning of period	15,293,748	18,908,624
End of period (including undistributed net investment income of $15,497 and undistributed net investment income of $2,115, respectively)	$ 18,162,500	$ 15,293,748

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000K	2000G,H	1999G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.07	$ 9.05	$ 6.70	$ 7.38	$ 8.99	$ 10.78	$ 3.67
Income from Invest- ment Operations
Net investment income (loss) E	.02	.01	(.11)	-L	(.01)	(.09)	(.04)
Net realized and unrealized gain (loss)	1.40	2.01	2.46	(.69)	(1.62)	(1.97)	7.15
Total from invest- ment operations	1.42	2.02	2.35	(.69)	(1.63)	(2.06)	7.11
Redemption fees added to paid in capital E	-L	-	-	.01	.02	.27	-
Net asset value, end of period	$ 12.49	$ 11.07	$ 9.05	$ 6.70	$ 7.38	$ 8.99	$ 10.78 J
Total ReturnB,C,D	12.83%	22.32%	35.07%	(9.21)%	(17.91)%	(16.60)%	193.73%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.63%A	2.85%	2.48%	3.31%	2.31%A	1.97%	1.75%
Expenses net of voluntary waivers, if any	2.00%A	2.00%	2.08%	2.10%	2.10%A	1.91%	1.75%
Expenses net of all reductions	1.99%A	2.00%	2.06%	2.08%	2.10%A	1.89%	1.61%I
Net investment income (loss)	.29%A	.12%	(1.10)%	(.04)%	(1.71)%A	(.73)%	(.42)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,329	$ 12,187	$ 11,946	$ 11,747	$ 19,279	$ 25,017	$ 60,601
Portfolio turnover rate	86%A	127%	60%	36%	121%A	39%	58%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the year ended September 30. H Prior to July 3, 2000, the fund operated as a closed-end investment company. Shares of the fund existing at the time of its conversion to an open-ended management company were exchanged for Class A shares. I Includes reimbursement of $.01 per share from the custodian for an adjustment to prior period's fees. J The fund incurred expenses of $.01 per share in connection with its repurchase offer which were offset by redemption fees collected as part of the repurchase offer. K One month ended October 31. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000I	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 8.99	$ 6.67	$ 7.37	$ 8.99	$ 12.58
Income from Investment Operations
Net investment income (loss)E	- J	(.01)	(.14)	(.02)	(.01)	(.03)
Net realized and unrealized gain (loss)	1.39	1.98	2.46	(.69)	(1.62) H	(3.87) H
Total from investment operations	1.39	1.97	2.32	(.71)	(1.63)	(3.90)
Redemption fees added to paid in capitalE	-J	-	-	.01	.01 H	.31 H
Net asset value, end of period	$ 12.35	$ 10.96	$ 8.99	$ 6.67	$ 7.37	$ 8.99
Total ReturnB,C,D	12.68%	21.91%	34.78%	(9.50)%	(18.02)%	(28.54)%
Ratios to Average Net AssetsG
Expenses before expense reductions	3.39%A	3.74%	3.02%	4.22%	2.50%A	2.55%A
Expenses net of voluntary waivers, if any	2.25%A	2.25%	2.33%	2.35%	2.35%A	2.35%A
Expenses net of all reductions	2.24%A	2.25%	2.31%	2.33%	2.35%A	2.32%A
Net investment income (loss)	.04%A	(.13)%	(1.35)%	(.29)%	(1.96)%A	(1.16)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,692	$ 1,223	$ 2,718	$ 343	$ 473	$ 108
Portfolio turnover rate	86%A	127%	60%	36%	121%A	39%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period July 3, 2000 (commencement of sale of shares) to September 30, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Per share amounts have been reclassified to permit comparison with current year presentation. I One month ended October 31. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000I	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 8.88	$ 6.62	$ 7.36	$ 8.98	$ 12.58
Income from Investment Operations
Net investment income (loss)E	(.03)	(.06)	(.19)	(.05)	(.02)	(.04)
Net realized and unrealized gain (loss)	1.36	1.96	2.45	(.69)	(1.62)H	(3.89)H
Total from investment operations	1.33	1.90	2.26	(.74)	(1.64)	(3.93)
Redemption fees added to paid in capital E	-J	-	-	-J	.02H	.33H
Net asset value, end of period	$ 12.11	$ 10.78	$ 8.88	$ 6.62	$ 7.36	$ 8.98
Total ReturnB,C,D	12.34%	21.40%	34.14%	(10.05)%	(18.04)%	(28.62)%
Ratios to Average Net AssetsG
Expenses before expense reductions	3.53%A	4.08%	3.48%	4.66%	2.96%A	3.03%A
Expenses net of voluntary waivers, if any	2.75%A	2.75%	2.83%	2.85%	2.85%A	2.85%A
Expenses net of all reductions	2.74%A	2.75%	2.81%	2.83%	2.85%A	2.83%A
Net investment income (loss)	(.46)%A	(.63)%	(1.85)%	(.79)%	(2.45)%A	(1.67)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,632	$ 1,175	$ 1,313	$ 282	$ 83	$ 80
Portfolio turnover rate	86%A	127%	60%	36%	121%A	39%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period July 3, 2000 (commencement of sale of shares) to September 30, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Per share amounts have been reclassified to permit comparison with current year presentation. I One month ended October 31. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000I	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.79	$ 8.89	$ 6.62	$ 7.36	$ 8.98	$ 12.58
Income from Investment Operations
Net investment income (loss)E	(.03)	(.06)	(.19)	(.06)	(.02)	(.04)
Net realized and unrealized gain (loss)	1.36	1.96	2.46	(.69)	(1.62)H	(3.89)H
Total from investment operations	1.33	1.90	2.27	(.75)	(1.64)	(3.93)
Redemption fees added to paid in capitalE	-J	-	-	.01	.02H	.33H
Net asset value, end of period	$ 12.12	$ 10.79	$ 8.89	$ 6.62	$ 7.36	$ 8.98
Total ReturnB,C,D	12.33%	21.37%	34.29%	(10.05)%	(18.04)%	(28.62)%
Ratios to Average Net AssetsG
Expenses before expense reductions	3.55%A	3.82%	3.35%	4.41%	2.91%A	3.01%A
Expenses net of voluntary waivers, if any	2.75%A	2.75%	2.83%	2.85%	2.85%A	2.85%A
Expenses net of all reductions	2.74%A	2.75%	2.81%	2.83%	2.85%A	2.82%A
Net investment income (loss)	(.45)%A	(.63)%	(1.85)%	(.79)%	(2.46)%A	(1.66)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,072	$ 531	$ 804	$ 127	$ 82	$ 90
Portfolio turnover rate	86%A	127%	60%	36%	121%A	39%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period July 3, 2000 (commencement of sale of shares) to September 30, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Per share amounts have been reclassified to permit comparison with current year presentation. I One month ended October 31. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000H	2000E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.16	$ 9.11	$ 6.72	$ 7.39	$ 8.99	$ 12.58
Income from Investment Operations
Net investment income (loss)D	.03	.04	(.08)	.01	(.01)	(.01)
Net realized and unrealized gain (loss)	1.42	2.01	2.47	(.69)	(1.63)G	(3.67)G
Total from investment operations	1.45	2.05	2.39	(.68)	(1.64)	(3.68)
Redemption fees added to paid in capitalD	-I	-	-	.01	.04G	.09G
Net asset value, end of period	$ 12.61	$ 11.16	$ 9.11	$ 6.72	$ 7.39	$ 8.99
Total ReturnB,C	12.99%	22.50%	35.57%	(9.07)%	(17.80)%	(28.54)%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.86%A	3.11%	2.22%	3.08%	1.77%A	2.54%A
Expenses net of voluntary waivers, if any	1.75%A	1.75%	1.81%	1.85%	1.77%A	1.85%A
Expenses net of all reductions	1.75%A	1.75%	1.80%	1.83%	1.77%A	1.84%A
Net investment income (loss)	.54%A	.38%	(.84)%	.21%	(1.38)%A	(.68)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 437	$ 177	$ 2,127	$ 53	$ 59	$ 71
Portfolio turnover rate	86%A	127%	60%	36%	121%A	39%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period July 3, 2000 (commencement of sale of shares) to September 30, 2000. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Per share amounts have been reclassified to permit comparison with current year presentation. H One month ended October 31. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Korea Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 6,307,305
Unrealized depreciation	(459,370)
Net unrealized appreciation (depreciation)	$ 5,847,935
Cost for federal income tax purposes	$ 12,304,909

Short-Term Trading (Redemption) Fees. Shares purchased after March 31, 2004 and held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .83% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-	.25%	$ 15,852	$ 5,093
Class T	.25%	.25%	3,914	25
Class B	.75%	.25%	10,301	7,764
Class C	.75%	.25%	3,459	1,389
			$ 33,526	$ 14,271

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,813
Class T	1,316
Class B *	1,338
Class C *	28
$ 4,495

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 19,028	.30*
Class T	6,353	.81*
Class B	4,684	.45*
Class C	1,666	.48*
Institutional Class	1,083	.78*
	$ 32,814

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,824 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	2.00%	$ 39,961
Class T	2.25%	8,934
Class B	2.75%	8,074
Class C	2.75%	2,800
Institutional Class	1.75%	1,539
		$ 61,308

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $459 for the period.

Semiannual Report

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 10% of the total outstanding shares of the fund.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Class A
Shares sold	61,453	317,514	$ 766,081	$ 2,906,744
Shares redeemed	(175,058)	(535,903)	(2,126,416)	(4,813,185)
Net increase (decrease)	(113,605)	(218,389)	$ (1,360,335)	$ (1,906,441)
Class T
Shares sold	53,082	147,380	$ 652,864	$ 1,320,524
Shares redeemed	(27,605)	(338,262)	(340,416)	(3,064,555)
Net increase (decrease)	25,477	(190,882)	$ 312,448	$ (1,744,031)
Class B
Shares sold	133,316	79,802	$ 1,578,692	$ 710,423
Shares redeemed	(25,028)	(118,643)	(299,178)	(1,044,873)
Net increase (decrease)	108,288	(38,841)	$ 1,279,514	$ (334,450)
Class C
Shares sold	46,383	226,057	$ 581,709	$ 1,972,745
Shares redeemed	(7,177)	(267,241)	(83,207)	(2,338,950)
Net increase (decrease)	39,206	(41,184)	$ 498,502	$ (366,205)
Institutional Class
Shares sold	52,096	614,424	$ 650,787	$ 5,805,729
Shares redeemed	(33,334)	(832,130)	(421,398)	(7,835,059)
Net increase (decrease)	18,762	(217,706)	$ 229,389	$ (2,029,330)

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AKORI-USAN-0604
1.784895.101

Fidelity® Advisor

Korea
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd.	22.2	23.9
Kookmin Bank	8.2	8.6
SK Telecom Co. Ltd.	6.6	8.3
LG Electronics, Inc.	6.5	0.0
Shinhan Financial Group Co. Ltd.	6.0	5.6
Hana Bank	3.6	2.3
Shinsegae Co. Ltd.	3.5	2.0
Samsung Fire & Marine Insurance Co. Ltd.	3.3	1.9
SK Corp.	3.2	0.0
POSCO	2.7	3.0
	65.8
Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	34.5	34.7
Financials	22.8	21.3
Consumer Discretionary	20.3	14.7
Telecommunication Services	7.7	9.9
Materials	3.8	7.4
Energy	3.2	0.0
Consumer Staples	2.4	4.6
Industrials	2.4	3.6
Utilities	0.4	2.5
Asset Allocation (% of fund's net assets)
As of April 30, 2004	As of October 31, 2003
Stocks 97.5%	Stocks 98.7%
Short-Term Investments and Net Other Assets 2.5%	Short-Term Investments and Net Other Assets 1.3%

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 20.3%
Automobiles - 3.9%
Hyundai Motor Co. Ltd.	7,000	$ 266,971
Kia Motors Corp.	48,000	445,903
		712,874
Household Durables - 9.2%
LG Electronics, Inc.	19,500	1,183,279
ReignCom Ltd.	5,400	491,976
		1,675,255
Media - 2.4%
Cheil Communications, Inc.	3,080	430,494
Multiline Retail - 4.8%
Hyundai Department Store Co. Ltd.	9,000	243,150
Shinsegae Co. Ltd.	2,800	632,378
		875,528
TOTAL CONSUMER DISCRETIONARY		3,694,151
CONSUMER STAPLES - 2.4%
Beverages - 1.2%
Lotte Chilsung Beverage Co. Ltd.	380	224,111
Food Products - 1.2%
Nong Shim Co. Ltd.	1,096	210,635
TOTAL CONSUMER STAPLES		434,746
ENERGY - 3.2%
Oil & Gas - 3.2%
SK Corp.	14,000	587,037
FINANCIALS - 22.8%
Capital Markets - 0.6%
Good Morning Shinhan Securities Co. (a)	30,000	101,121
Commercial Banks - 18.9%
Chohung Bank Co. Ltd. (a)	80,000	201,475
Hana Bank	30,000	648,144
Kookmin Bank (a)	40,000	1,493,161
Shinhan Financial Group Co. Ltd.	63,000	1,098,010
		3,440,790
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - 3.3%
Samsung Fire & Marine Insurance Co. Ltd.	9,000	$ 598,287
TOTAL FINANCIALS		4,140,198
INDUSTRIALS - 2.4%
Industrial Conglomerates - 2.4%
LG Corp.	30,000	433,375
INFORMATION TECHNOLOGY - 34.5%
Communications Equipment - 1.6%
Curitel Communications, Inc.	100,000	299,144
Electronic Equipment & Instruments - 7.3%
Dae Duck Electronics Co. Ltd.	10,000	101,845
Hankuk Electric Glass Co. Ltd.	3,000	149,060
KH Vatec Co. Ltd.	8,050	310,790
Samsung Electro-Mechanics Co. Ltd. (a)	10,000	376,699
Samsung SDI Co. Ltd.	3,000	383,517
		1,321,911
Semiconductors & Semiconductor Equipment - 23.2%
Hynix Semiconductor, Inc.	18,000	182,554
Samsung Electronics Co. Ltd.	8,500	4,035,030
		4,217,584
Software - 2.4%
NCsoft Corp. (a)	6,000	429,540
TOTAL INFORMATION TECHNOLOGY		6,268,179
MATERIALS - 3.8%
Chemicals - 1.1%
Honam Petrochemical Corp.	3,000	111,731
LG Petrochemical Co. Ltd.	4,000	80,283
		192,014
Metals & Mining - 2.7%
POSCO	4,000	492,000
TOTAL MATERIALS		684,014
TELECOMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 1.1%
Hanaro Telecom, Inc. (a)	10,000	22,713
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Hanaro Telecom, Inc. sponsored ADR (a)	50,000	$ 114,000
KT Corp.	2,000	69,715
		206,428
Wireless Telecommunication Services - 6.6%
SK Telecom Co. Ltd.	7,000	1,193,165
TOTAL TELECOMMUNICATION SERVICES		1,399,593
UTILITIES - 0.4%
Electric Utilities - 0.4%
Korea Electric Power Corp.	4,000	65,454
TOTAL COMMON STOCKS (Cost $11,811,978)		17,706,747
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 1.06% (b) (Cost $446,097)	446,097	446,097
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $12,258,075)		18,152,844
NET OTHER ASSETS - 0.1%		9,656
NET ASSETS - 100%		$ 18,162,500
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $7,808,750 and $7,099,599, respectively.
Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $13,718,000 of which $89,000, $12,115,000 and $1,514,000 will expire on October 31, 2005, 2006 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $12,258,075) - See accompanying schedule		$ 18,152,844
Receivable for fund shares sold		108,806
Dividends receivable		668
Interest receivable		336
Prepaid expenses		53
Receivable from investment adviser for expense reductions		6,902
Other receivables		56
Total assets		18,269,665

Liabilities
Payable for fund shares redeemed	$ 39,287
Accrued management fee	13,346
Distribution fees payable	6,729
Other affiliated payables	7,934
Other payables and accrued expenses	39,869
Total liabilities		107,165

Net Assets		$ 18,162,500
Net Assets consist of:
Paid in capital		$ 24,480,884
Undistributed net investment income		15,497
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,229,318)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,895,437
Net Assets		$ 18,162,500

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,328,522 ÷ 987,464 shares)	$ 12.49

Maximum offering price per share (100/94.25 of $12.49)	$ 13.25
Class T: Net Asset Value and redemption price per share ($1,692,467 ÷ 137,031 shares)	$ 12.35

Maximum offering price per share (100/96.50 of $12.35)	$ 12.80
Class B: Net Asset Value and offering price per share ($2,632,166 ÷ 217,320 shares) A	$ 12.11

Class C: Net Asset Value and offering price per share ($1,072,393 ÷ 88,456 shares) A	$ 12.12

Institutional Class: Net Asset Value, offering price and redemption price per share ($436,952 ÷ 34,645 shares)	$ 12.61

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 237,415
Less foreign taxes withheld		(39,742)
Total income		197,673

Expenses
Management fee	$ 71,341
Transfer agent fees	32,814
Distribution fees	33,526
Accounting fees and expenses	21,006
Non-interested trustees' compensation	38
Custodian fees and expenses	15,517
Registration fees	30,188
Audit	36,850
Legal	4,566
Miscellaneous	212
Total expenses before reductions	246,058
Expense reductions	(61,767)	184,291
Net investment income (loss)		13,382
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,547,654
Foreign currency transactions	(15,051)
Total net realized gain (loss)		1,532,603
Change in net unrealized appreciation (depreciation) on: Investment securities	355,312
Assets and liabilities in foreign currencies	7,933
Total change in net unrealized appreciation (depreciation)		363,245
Net gain (loss)		1,895,848
Net increase (decrease) in net assets resulting from operations		$ 1,909,230

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,382	$ 3,878
Net realized gain (loss)	1,532,603	3,517,635
Change in net unrealized appreciation (depreciation)	363,245	(755,932)
Net increase (decrease) in net assets resulting from operations	1,909,230	2,765,581
Share transactions - net increase (decrease)	959,518	(6,380,457)
Redemption fees	4	-
Total increase (decrease) in net assets	2,868,752	(3,614,876)

Net Assets
Beginning of period	15,293,748	18,908,624
End of period (including undistributed net investment income of $15,497 and undistributed net investment income of $2,115, respectively)	$ 18,162,500	$ 15,293,748

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000K	2000G,H	1999G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.07	$ 9.05	$ 6.70	$ 7.38	$ 8.99	$ 10.78	$ 3.67
Income from Invest- ment Operations
Net investment income (loss) E	.02	.01	(.11)	-L	(.01)	(.09)	(.04)
Net realized and unrealized gain (loss)	1.40	2.01	2.46	(.69)	(1.62)	(1.97)	7.15
Total from invest- ment operations	1.42	2.02	2.35	(.69)	(1.63)	(2.06)	7.11
Redemption fees added to paid in capital E	-L	-	-	.01	.02	.27	-
Net asset value, end of period	$ 12.49	$ 11.07	$ 9.05	$ 6.70	$ 7.38	$ 8.99	$ 10.78 J
Total ReturnB,C,D	12.83%	22.32%	35.07%	(9.21)%	(17.91)%	(16.60)%	193.73%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.63%A	2.85%	2.48%	3.31%	2.31%A	1.97%	1.75%
Expenses net of voluntary waivers, if any	2.00%A	2.00%	2.08%	2.10%	2.10%A	1.91%	1.75%
Expenses net of all reductions	1.99%A	2.00%	2.06%	2.08%	2.10%A	1.89%	1.61%I
Net investment income (loss)	.29%A	.12%	(1.10)%	(.04)%	(1.71)%A	(.73)%	(.42)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,329	$ 12,187	$ 11,946	$ 11,747	$ 19,279	$ 25,017	$ 60,601
Portfolio turnover rate	86%A	127%	60%	36%	121%A	39%	58%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the year ended September 30. H Prior to July 3, 2000, the fund operated as a closed-end investment company. Shares of the fund existing at the time of its conversion to an open-ended management company were exchanged for Class A shares. I Includes reimbursement of $.01 per share from the custodian for an adjustment to prior period's fees. J The fund incurred expenses of $.01 per share in connection with its repurchase offer which were offset by redemption fees collected as part of the repurchase offer. K One month ended October 31. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000I	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 8.99	$ 6.67	$ 7.37	$ 8.99	$ 12.58
Income from Investment Operations
Net investment income (loss)E	- J	(.01)	(.14)	(.02)	(.01)	(.03)
Net realized and unrealized gain (loss)	1.39	1.98	2.46	(.69)	(1.62) H	(3.87) H
Total from investment operations	1.39	1.97	2.32	(.71)	(1.63)	(3.90)
Redemption fees added to paid in capitalE	-J	-	-	.01	.01 H	.31 H
Net asset value, end of period	$ 12.35	$ 10.96	$ 8.99	$ 6.67	$ 7.37	$ 8.99
Total ReturnB,C,D	12.68%	21.91%	34.78%	(9.50)%	(18.02)%	(28.54)%
Ratios to Average Net AssetsG
Expenses before expense reductions	3.39%A	3.74%	3.02%	4.22%	2.50%A	2.55%A
Expenses net of voluntary waivers, if any	2.25%A	2.25%	2.33%	2.35%	2.35%A	2.35%A
Expenses net of all reductions	2.24%A	2.25%	2.31%	2.33%	2.35%A	2.32%A
Net investment income (loss)	.04%A	(.13)%	(1.35)%	(.29)%	(1.96)%A	(1.16)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,692	$ 1,223	$ 2,718	$ 343	$ 473	$ 108
Portfolio turnover rate	86%A	127%	60%	36%	121%A	39%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period July 3, 2000 (commencement of sale of shares) to September 30, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Per share amounts have been reclassified to permit comparison with current year presentation. I One month ended October 31. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000I	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 8.88	$ 6.62	$ 7.36	$ 8.98	$ 12.58
Income from Investment Operations
Net investment income (loss)E	(.03)	(.06)	(.19)	(.05)	(.02)	(.04)
Net realized and unrealized gain (loss)	1.36	1.96	2.45	(.69)	(1.62)H	(3.89)H
Total from investment operations	1.33	1.90	2.26	(.74)	(1.64)	(3.93)
Redemption fees added to paid in capital E	-J	-	-	-J	.02H	.33H
Net asset value, end of period	$ 12.11	$ 10.78	$ 8.88	$ 6.62	$ 7.36	$ 8.98
Total ReturnB,C,D	12.34%	21.40%	34.14%	(10.05)%	(18.04)%	(28.62)%
Ratios to Average Net AssetsG
Expenses before expense reductions	3.53%A	4.08%	3.48%	4.66%	2.96%A	3.03%A
Expenses net of voluntary waivers, if any	2.75%A	2.75%	2.83%	2.85%	2.85%A	2.85%A
Expenses net of all reductions	2.74%A	2.75%	2.81%	2.83%	2.85%A	2.83%A
Net investment income (loss)	(.46)%A	(.63)%	(1.85)%	(.79)%	(2.45)%A	(1.67)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,632	$ 1,175	$ 1,313	$ 282	$ 83	$ 80
Portfolio turnover rate	86%A	127%	60%	36%	121%A	39%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period July 3, 2000 (commencement of sale of shares) to September 30, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Per share amounts have been reclassified to permit comparison with current year presentation. I One month ended October 31. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000I	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.79	$ 8.89	$ 6.62	$ 7.36	$ 8.98	$ 12.58
Income from Investment Operations
Net investment income (loss)E	(.03)	(.06)	(.19)	(.06)	(.02)	(.04)
Net realized and unrealized gain (loss)	1.36	1.96	2.46	(.69)	(1.62)H	(3.89)H
Total from investment operations	1.33	1.90	2.27	(.75)	(1.64)	(3.93)
Redemption fees added to paid in capitalE	-J	-	-	.01	.02H	.33H
Net asset value, end of period	$ 12.12	$ 10.79	$ 8.89	$ 6.62	$ 7.36	$ 8.98
Total ReturnB,C,D	12.33%	21.37%	34.29%	(10.05)%	(18.04)%	(28.62)%
Ratios to Average Net AssetsG
Expenses before expense reductions	3.55%A	3.82%	3.35%	4.41%	2.91%A	3.01%A
Expenses net of voluntary waivers, if any	2.75%A	2.75%	2.83%	2.85%	2.85%A	2.85%A
Expenses net of all reductions	2.74%A	2.75%	2.81%	2.83%	2.85%A	2.82%A
Net investment income (loss)	(.45)%A	(.63)%	(1.85)%	(.79)%	(2.46)%A	(1.66)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,072	$ 531	$ 804	$ 127	$ 82	$ 90
Portfolio turnover rate	86%A	127%	60%	36%	121%A	39%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period July 3, 2000 (commencement of sale of shares) to September 30, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Per share amounts have been reclassified to permit comparison with current year presentation. I One month ended October 31. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000H	2000E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.16	$ 9.11	$ 6.72	$ 7.39	$ 8.99	$ 12.58
Income from Investment Operations
Net investment income (loss)D	.03	.04	(.08)	.01	(.01)	(.01)
Net realized and unrealized gain (loss)	1.42	2.01	2.47	(.69)	(1.63)G	(3.67)G
Total from investment operations	1.45	2.05	2.39	(.68)	(1.64)	(3.68)
Redemption fees added to paid in capitalD	-I	-	-	.01	.04G	.09G
Net asset value, end of period	$ 12.61	$ 11.16	$ 9.11	$ 6.72	$ 7.39	$ 8.99
Total ReturnB,C	12.99%	22.50%	35.57%	(9.07)%	(17.80)%	(28.54)%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.86%A	3.11%	2.22%	3.08%	1.77%A	2.54%A
Expenses net of voluntary waivers, if any	1.75%A	1.75%	1.81%	1.85%	1.77%A	1.85%A
Expenses net of all reductions	1.75%A	1.75%	1.80%	1.83%	1.77%A	1.84%A
Net investment income (loss)	.54%A	.38%	(.84)%	.21%	(1.38)%A	(.68)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 437	$ 177	$ 2,127	$ 53	$ 59	$ 71
Portfolio turnover rate	86%A	127%	60%	36%	121%A	39%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period July 3, 2000 (commencement of sale of shares) to September 30, 2000. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Per share amounts have been reclassified to permit comparison with current year presentation. H One month ended October 31. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Korea Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 6,307,305
Unrealized depreciation	(459,370)
Net unrealized appreciation (depreciation)	$ 5,847,935
Cost for federal income tax purposes	$ 12,304,909

Short-Term Trading (Redemption) Fees. Shares purchased after March 31, 2004 and held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

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Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .83% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-	.25%	$ 15,852	$ 5,093
Class T	.25%	.25%	3,914	25
Class B	.75%	.25%	10,301	7,764
Class C	.75%	.25%	3,459	1,389
			$ 33,526	$ 14,271

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,813
Class T	1,316
Class B *	1,338
Class C *	28
$ 4,495

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 19,028	.30*
Class T	6,353	.81*
Class B	4,684	.45*
Class C	1,666	.48*
Institutional Class	1,083	.78*
	$ 32,814

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,824 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	2.00%	$ 39,961
Class T	2.25%	8,934
Class B	2.75%	8,074
Class C	2.75%	2,800
Institutional Class	1.75%	1,539
		$ 61,308

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $459 for the period.

Semiannual Report

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 10% of the total outstanding shares of the fund.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Class A
Shares sold	61,453	317,514	$ 766,081	$ 2,906,744
Shares redeemed	(175,058)	(535,903)	(2,126,416)	(4,813,185)
Net increase (decrease)	(113,605)	(218,389)	$ (1,360,335)	$ (1,906,441)
Class T
Shares sold	53,082	147,380	$ 652,864	$ 1,320,524
Shares redeemed	(27,605)	(338,262)	(340,416)	(3,064,555)
Net increase (decrease)	25,477	(190,882)	$ 312,448	$ (1,744,031)
Class B
Shares sold	133,316	79,802	$ 1,578,692	$ 710,423
Shares redeemed	(25,028)	(118,643)	(299,178)	(1,044,873)
Net increase (decrease)	108,288	(38,841)	$ 1,279,514	$ (334,450)
Class C
Shares sold	46,383	226,057	$ 581,709	$ 1,972,745
Shares redeemed	(7,177)	(267,241)	(83,207)	(2,338,950)
Net increase (decrease)	39,206	(41,184)	$ 498,502	$ (366,205)
Institutional Class
Shares sold	52,096	614,424	$ 650,787	$ 5,805,729
Shares redeemed	(33,334)	(832,130)	(421,398)	(7,835,059)
Net increase (decrease)	18,762	(217,706)	$ 229,389	$ (2,029,330)

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AKOR-USAN-0604
1.784894.101

Fidelity® Advisor

Japan

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
UFJ Holdings, Inc.	3.4	1.4
Toyota Motor Corp.	3.0	4.4
Mizuho Financial Group, Inc.	2.6	1.6
KDDI Corp.	2.6	1.6
Nippon Electric Glass Co. Ltd.	2.5	1.0
Sumitomo Mitsui Financial Group, Inc.	2.3	2.2
SFCG Co. Ltd.	2.1	1.7
Konica Minolta Holdings, Inc.	2.1	1.9
NOK Corp.	1.8	0.8
Nitto Denko Corp.	1.8	0.0
	24.2
Top Five Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.3	19.4
Consumer Discretionary	20.7	25.7
Information Technology	19.0	21.4
Industrials	15.1	9.6
Materials	9.1	7.4
Asset Allocation (% of fund's net assets)
As of April 30, 2004	As of October 31, 2003
Stocks 96.3%	Stocks 97.3%
Short-Term Investments and Net Other Assets 3.7%	Short-Term Investments and Net Other Assets 2.7%

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 20.7%
Auto Components - 5.0%
Aisin Seiki Co. Ltd.	67,500	$ 1,164,126
FCC Co. Ltd.	5,500	198,897
NOK Corp.	33,700	1,278,581
Stanley Electric Co. Ltd.	49,100	909,616
		3,551,220
Automobiles - 3.0%
Toyota Motor Corp.	58,900	2,156,035
Hotels, Restaurants & Leisure - 2.7%
H.I.S. Co. Ltd.	45,400	1,222,276
Oriental Land Co. Ltd.	3,700	235,389
Skylark Co. Ltd.	26,100	502,076
		1,959,741
Household Durables - 3.7%
D&M Holdings, Inc. (a)	139,000	497,726
Daito Trust Construction Co.	6,500	216,001
Matsushita Electric Industrial Co. Ltd.	20,000	295,600
Sanko Soflan Co., Inc.	84,000	375,420
Sanyo Electric Co. Ltd.	17,000	75,525
Sony Corp.	20,900	802,560
Sumitomo Forestry Co. Ltd.	35,000	361,675
		2,624,507
Internet & Catalog Retail - 0.8%
Nissen Co. Ltd.	17,900	378,530
Senshukai Co. Ltd.	19,000	197,013
		575,543
Leisure Equipment & Products - 1.1%
Fuji Photo Film Co. Ltd.	16,000	510,400
Nidec Copal Corp.	15,500	255,061
		765,461
Multiline Retail - 1.1%
Don Quijote Co. Ltd.	5,700	398,078
Thanks Japan Corp.	39,800	353,634
		751,712
Specialty Retail - 3.3%
Fast Retailing Co. Ltd.	5,000	382,067
Nishimatsuya Chain Co. Ltd.	24,440	881,653
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Pal Co. Ltd.	5,500	$ 282,951
USS Co. Ltd.	10,010	829,825
		2,376,496
TOTAL CONSUMER DISCRETIONARY		14,760,715
CONSUMER STAPLES - 1.8%
Food & Staples Retailing - 0.8%
Ito Yokado Ltd.	14,000	570,967
Food Products - 0.5%
Kibun Food Chemifa Co. Ltd.	16,000	322,713
Tobacco - 0.5%
Japan Tobacco, Inc.	48	376,167
TOTAL CONSUMER STAPLES		1,269,847
ENERGY - 1.6%
Oil & Gas - 1.6%
Cosmo Oil Co. Ltd.	141,000	342,021
Nippon Mining Holdings, Inc.	194,000	799,816
		1,141,837
FINANCIALS - 20.8%
Capital Markets - 2.3%
JAFCO Co. Ltd.	3,300	263,893
Mitsubishi Securities Co. Ltd.	88,000	1,114,213
Shinki Co. Ltd.	39,100	225,819
		1,603,925
Commercial Banks - 11.9%
Fukuoka City Bank Ltd. (a)	155,000	515,079
Mitsui Trust Holdings, Inc.	148,000	1,027,031
Mizuho Financial Group, Inc. (a)	398	1,845,968
Nishi-Nippon Bank Ltd. (a)	20,000	80,856
Sumitomo Mitsui Financial Group, Inc.	219	1,622,859
Tokyo Tomin Bank Ltd.	39,000	956,410
UFJ Holdings, Inc. (a)	393	2,384,975
		8,433,178
Consumer Finance - 3.2%
Aiful Corp.	3,650	363,230
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Consumer Finance - continued
ORIX Corp.	4,100	$ 426,226
SFCG Co. Ltd.	7,500	1,508,719
		2,298,175
Insurance - 1.0%
Millea Holdings, Inc.	52	725,393
Real Estate - 2.4%
Arnest One Corp.	11,200	344,322
Sumitomo Realty & Development Co. Ltd.	50,000	550,442
Tokyu Land Corp.	269,000	819,817
		1,714,581
TOTAL FINANCIALS		14,775,252
HEALTH CARE - 2.9%
Pharmaceuticals - 2.9%
Chugai Pharmaceutical Co. Ltd.	31,400	465,926
Kyorin Pharmaceutical Co. Ltd.	8,000	109,040
Takeda Chemical Industries Ltd.	22,600	893,592
Yamanouchi Pharmaceutical Co. Ltd.	17,900	585,290
		2,053,848
INDUSTRIALS - 15.1%
Air Freight & Logistics - 0.5%
Yamato Transport Co. Ltd.	25,000	372,515
Building Products - 1.9%
Asahi Glass Co. Ltd.	101,000	1,048,177
Daikin Industries Ltd.	12,000	275,621
		1,323,798
Commercial Services & Supplies - 4.8%
Benesse Corp.	6,000	162,067
Diamond Lease Co. Ltd.	800	31,418
Meitec Corp.	5,300	183,188
Riso Kyoiku Co. Ltd.	192	264,426
Riso Kyoiku Co. Ltd. New	384	470,848
Sumisho Lease Co. Ltd.	26,200	879,962
Teraoka Seisakusho Co. Ltd.	46,000	493,737
Toppan Printing Co. Ltd.	78,000	898,887
		3,384,533
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - 2.6%
Fujikura Ltd.	199,000	$ 1,057,365
Furukawa Electric Co. Ltd.	53,000	200,612
Hitachi Cable Ltd.	51,000	251,951
Sumitomo Electric Industries Ltd.	39,000	353,456
		1,863,384
Industrial Conglomerates - 0.6%
Mitsui Matsushima Co. Ltd. (a)	273,000	419,642
Machinery - 1.4%
Ishikawajima-Harima Heavy Industries Co. Ltd.	149,000	218,444
Kitz Corp.	194,000	717,077
Nittoku Engineering Co. Ltd.	8,000	62,552
		998,073
Road & Rail - 2.0%
East Japan Railway Co.	191	957,157
Keio Electric Railway Co. Ltd.	84,000	461,252
		1,418,409
Trading Companies & Distributors - 0.9%
Mitsui & Co. Ltd.	26,000	210,225
Sumitomo Corp.	62,000	466,601
		676,826
Transportation Infrastructure - 0.4%
Kamigumi Co. Ltd.	39,000	265,092
TOTAL INDUSTRIALS		10,722,272
INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 0.7%
Japan Radio Co. Ltd. (a)	53,000	219,448
Uniden Corp.	15,000	259,228
		478,676
Computers & Peripherals - 0.9%
Fujitsu Ltd.	95,000	647,425
Electronic Equipment & Instruments - 8.0%
Citizen Electronics Co. Ltd.	3,450	219,177
Enplas Corp.	4,700	154,515
ESPEC Corp.	30,000	462,478
Hoya Corp.	4,700	498,624
Iriso Electronics Co. Ltd.	14,000	186,591
Koha Co. Ltd.	16,300	658,976
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Kyocera Corp.	8,200	$ 681,092
Murata Manufacturing Co. Ltd.	4,900	315,214
Nichicon Corp.	21,800	248,516
Nidec Corp.	4,200	444,459
Nippon Electric Glass Co. Ltd.	78,000	1,801,933
		5,671,575
Internet Software & Services - 1.5%
Telewave, Inc.	124	1,057,702
IT Services - 0.9%
Hitachi Information Systems Co. Ltd.	6,000	177,528
NS Solutions Corp.	7,000	449,683
		627,211
Office Electronics - 3.7%
Canon, Inc.	12,000	627,720
Konica Minolta Holdings, Inc.	110,500	1,500,224
Ricoh Co. Ltd.	28,000	547,333
		2,675,277
Semiconductors & Semiconductor Equipment - 2.8%
Nihon Inter Electronics Corp.	93,000	968,459
Rohm Co. Ltd.	4,800	587,281
Sanken Electric Co. Ltd.	28,000	359,000
UMC Japan (a)	119	105,735
		2,020,475
Software - 0.5%
Nihon Falcom Corp.	14	53,489
Nintendo Co. Ltd.	2,200	203,686
Works Applications Co. Ltd. (a)	30	109,822
		366,997
TOTAL INFORMATION TECHNOLOGY		13,545,338
MATERIALS - 9.1%
Chemicals - 8.0%
Daicel Chemical Industries Ltd.	93,000	403,249
JSR Corp.	25,000	516,456
Kaneka Corp.	63,000	570,408
Mitsubishi Rayon Co. Ltd.	102,000	350,737
Nihon Micro Coating Co. Ltd.	1,500	33,186
Nitto Denko Corp.	23,400	1,274,521
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Okamoto Glass Co. Ltd.	21,000	$ 337,729
Osaka Organic Chemical Industry Ltd.	36,000	716,508
Soken Chemical & Engineer Co. Ltd.	16,100	404,839
Sumitomo Chemical Co. Ltd.	80,000	362,519
Toyo Ink Manufacturing Co. Ltd.	167,000	700,372
		5,670,524
Construction Materials - 0.3%
Sumitomo Osaka Cement Co. Ltd.	95,000	232,972
Metals & Mining - 0.8%
Sumitomo Light Metal Industries Ltd. (a)	307,000	553,739
TOTAL MATERIALS		6,457,235
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 0.7%
Nippon Telegraph & Telephone Corp.	99	514,206
Wireless Telecommunication Services - 3.1%
KDDI Corp.	309	1,814,807
NTT DoCoMo, Inc.	180	361,800
		2,176,607
TOTAL TELECOMMUNICATION SERVICES		2,690,813
TOTAL COMMON STOCKS (Cost $58,655,319)		67,417,157
Convertible Preferred Stocks - 1.5%

FINANCIALS - 1.5%
Diversified Financial Services - 1.5%
SMFG Finance Cayman Ltd. 2.25% (c)	15	1,066,066
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $411,678)		1,066,066
Money Market Funds - 3.8%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.06% (b) (Cost $2,711,201)	2,711,201	$ 2,711,201
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $61,778,198)	71,194,424
NET OTHER ASSETS - (0.1)%	(82,519)
NET ASSETS - 100%	$ 71,111,905
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,066,066 or 1.5% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $35,409,374 and $22,557,036, respectively.
Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $29,847,000 of which $2,859,000, $17,004,000 and $9,984,000 will expire on October 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $422,739) (cost $61,778,198) - See accompanying schedule		$ 71,194,424
Foreign currency held at value (cost $4,948)		5,189
Receivable for investments sold		655,120
Receivable for fund shares sold		535,571
Dividends receivable		214,543
Interest receivable		2,092
Prepaid expenses		134
Other affiliated receivables		165
Other receivables		441
Total assets		72,607,679

Liabilities
Payable for investments purchased	$ 630,305
Payable for fund shares redeemed	264,726
Accrued management fee	46,061
Distribution fees payable	39,630
Other affiliated payables	22,147
Other payables and accrued expenses	20,892
Collateral on securities loaned, at value	472,013
Total liabilities		1,495,774

Net Assets		$ 71,111,905
Net Assets consist of:
Paid in capital		$ 89,385,595
Accumulated net investment loss		(466,837)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(27,213,955)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,407,102
Net Assets		$ 71,111,905

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2004 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($16,357,929 ÷ 1,199,713 shares)	$ 13.63
Maximum offering price per share (100/94.25 of $13.63)	$ 14.46
Class T: Net Asset Value and redemption price per share ($12,712,662 ÷ 941,071 shares)	$ 13.51
Maximum offering price per share (100/96.50 of $13.51)	$ 14.00
Class B: Net Asset Value and offering price per share ($19,634,868 ÷ 1,485,637 shares)A	$ 13.22
Class C: Net Asset Value and offering price per share ($17,568,153 ÷ 1,322,311 shares)A	$ 13.29
Institutional Class: Net Asset Value, offering price and redemption price per share ($4,838,293 ÷ 350,266 shares)	$ 13.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 261,571
Interest		4,476
Security lending		10,745
		276,792
Less foreign taxes withheld		(18,472)
Total income		258,320

Expenses
Management fee	$ 193,923
Transfer agent fees	107,153
Distribution fees	181,997
Accounting and security lending fees	23,863
Non-interested trustees' compensation	116
Custodian fees and expenses	31,164
Registration fees	56,574
Audit	18,365
Legal	4,175
Miscellaneous	227
Total expenses before reductions	617,557
Expense reductions	(34,565)	582,992
Net investment income (loss)		(324,672)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	3,299,123
Foreign currency transactions	20,295
Total net realized gain (loss)		3,319,418
Change in net unrealized appreciation (depreciation) on: Investment securities	4,086,785
Assets and liabilities in foreign currencies	(9,918)
Total change in net unrealized appreciation (depreciation)		4,076,867
Net gain (loss)		7,396,285
Net increase (decrease) in net assets resulting from operations		$ 7,071,613

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (324,672)	$ (391,145)
Net realized gain (loss)	3,319,418	1,565,066
Change in net unrealized appreciation (depreciation)	4,076,867	9,281,088
Net increase (decrease) in net assets resulting from operations	7,071,613	10,455,009
Share transactions - net increase (decrease)	14,466,893	5,652,788
Redemption fees	15,864	-
Total increase (decrease) in net assets	21,554,370	16,107,797

Net Assets
Beginning of period	49,557,535	33,449,738
End of period (including accumulated net investment loss of $466,837 and accumulated net investment loss of $142,165, respectively)	$ 71,111,905	$ 49,557,535
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.78	$ 8.74	$ 10.18	$ 17.78	$ 19.04	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.05)	(.07)	(.13)	(.15)	(.16)	(.13)
Net realized and unrealized gain (loss)	1.90	3.11	(1.31)	(6.13)	(.76)	9.17
Total from investment operations	1.85	3.04	(1.44)	(6.28)	(.92)	9.04
Distributions from net investment income	-	-	-	(1.32)	(.04)	-
Distributions in excess of net investment income	-	-	-	-	(.08)	-
Distributions from net realized gain	-	-	-	-	(.22)	-
Total distributions	-	-	-	(1.32)	(.34)	-
Redemption fees added to paid in capitalE	-H	-	-	-	-	-
Net asset value, end of period	$ 13.63	$ 11.78	$ 8.74	$ 10.18	$ 17.78	$ 19.04
Total ReturnB,C,D	15.70%	34.78%	(14.15)%	(37.89)%	(5.07)%	90.40%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.86%A	2.20%	2.13%	1.88%	1.44%	2.43%A
Expenses net of voluntary waivers, if any	1.75%A	1.75%	1.94%	1.88%	1.44%	2.02%A
Expenses net of all reductions	1.75%A	1.75%	1.94%	1.84%	1.42%	2.01%A
Net investment income (loss)	(.79)%A	(.76)%	(1.27)%	(1.10)%	(.76)%	(1.04)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,358	$ 8,695	$ 3,380	$ 4,204	$ 18,657	$ 7,130
Portfolio turnover rate	85%A	99%	128%	123%	169%	152%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFor the period December 17, 1998 (commencement of operations) to October 31, 1999. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.68	$ 8.69	$ 10.17	$ 17.72	$ 19.01	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.06)	(.09)	(.15)	(.20)	(.21)	(.17)
Net realized and unrealized gain (loss)	1.89	3.08	(1.33)	(6.14)	(.75)	9.18
Total from investment operations	1.83	2.99	(1.48)	(6.34)	(.96)	9.01
Distributions from net investment income	-	-	-	(1.21)	(.03)	-
Distributions in excess of net investment income	-	-	-	-	(.08)	-
Distributions from net realized gain	-	-	-	-	(.22)	-
Total distributions	-	-	-	(1.21)	(.33)	-
Redemption fees added to paid in capital E	- H	-	-	-	-	-
Net asset value, end of period	$ 13.51	$ 11.68	$ 8.69	$ 10.17	$ 17.72	$ 19.01
Total Return B,C,D	15.67%	34.41%	(14.55)%	(38.16)%	(5.29)%	90.10%
Ratios to Average Net Assets G
Expenses before expense reductions	2.25% A	2.57%	2.45%	2.25%	1.71%	2.63% A
Expenses net of voluntary waivers, if any	2.00% A	2.00%	2.19%	2.25%	1.71%	2.27% A
Expenses net of all reductions	2.00% A	2.00%	2.18%	2.21%	1.69%	2.26%A
Net investment income (loss)	(1.03)% A	(1.01)%	(1.52)%	(1.48)%	(1.03)%	(1.29)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,713	$ 11,823	$ 7,731	$ 10,363	$ 29,840	$ 25,682
Portfolio turnover rate	85% A	99%	128%	123%	169%	152% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFor the period December 17, 1998 (commencement of operations) to October 31, 1999. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.46	$ 8.57	$ 10.07	$ 17.55	$ 18.92	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.09)	(.14)	(.20)	(.26)	(.32)	(.23)
Net realized and unrealized gain (loss)	1.85	3.03	(1.30)	(6.09)	(.74)	9.15
Total from investment operations	1.76	2.89	(1.50)	(6.35)	(1.06)	8.92
Distributions from net investment income	-	-	-	(1.13)	(.03)	-
Distributions in excess of net investment income	-	-	-	-	(.06)	-
Distributions from net realized gain	-	-	-	-	(.22)	-
Total distributions	-	-	-	(1.13)	(.31)	-
Redemption fees added to paid in capitalE	-H	-	-	-	-	-
Net asset value, end of period	$ 13.22	$ 11.46	$ 8.57	$ 10.07	$ 17.55	$ 18.92
Total ReturnB,C,D	15.36%	33.72%	(14.90)%	(38.44)%	(5.83)%	89.20%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.69%A	3.03%	2.90%	2.74%	2.25%	3.18%A
Expenses net of voluntary waivers, if any	2.50%A	2.50%	2.69%	2.74%	2.25%	2.78%A
Expenses net of all reductions	2.50%A	2.50%	2.68%	2.71%	2.23%	2.77%A
Net investment income (loss)	(1.53)%A	(1.51)%	(2.02)%	(1.97)%	(1.57)%	(1.79)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,635	$ 14,761	$ 10,229	$ 13,523	$ 31,334	$ 20,667
Portfolio turnover rate	85%A	99%	128%	123%	169%	152%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFor the period December 17, 1998 (commencement of operations) to October 31, 1999. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.52	$ 8.61	$ 10.13	$ 17.58	$ 18.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.09)	(.14)	(.20)	(.24)	(.31)	(.24)
Net realized and unrealized gain (loss)	1.86	3.05	(1.32)	(6.10)	(.73)	9.17
Total from investment operations	1.77	2.91	(1.52)	(6.34)	(1.04)	8.93
Distributions from net investment income	-	-	-	(1.11)	(.03)	-
Distributions in excess of net investment income	-	-	-	-	(.06)	-
Distributions from net realized gain	-	-	-	-	(.22)	-
Total distributions	-	-	-	(1.11)	(.31)	-
Redemption fees added to paid in capital E	- H	-	-	-	-	-
Net asset value, end of period	$ 13.29	$ 11.52	$ 8.61	$ 10.13	$ 17.58	$ 18.93
Total Return B,C,D	15.36%	33.80%	(15.00)%	(38.27)%	(5.72)%	89.30%
Ratios to Average Net Assets G
Expenses before expense reductions	2.50% A	2.82%	2.72%	2.59%	2.16%	3.11%A
Expenses net of voluntary waivers, if any	2.50% A	2.50%	2.67%	2.59%	2.16%	2.78% A
Expenses net of all reductions	2.50% A	2.49%	2.67%	2.55%	2.15%	2.76% A
Net investment income (loss)	(1.54)% A	(1.51)%	(2.00)%	(1.81)%	(1.49)%	(1.79)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,568	$ 10,374	$ 6,497	$ 8,170	$ 25,481	$ 22,213
Portfolio turnover rate	85% A	99%	128%	123%	169%	152% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFor the period December 17, 1998 (commencement of operations) to October 31, 1999. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 8.82	$ 10.25	$ 17.88	$ 19.09	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.03)	(.05)	(.08)	(.10)	(.09)	(.10)
Net realized and unrealized gain (loss)	1.93	3.14	(1.35)	(6.16)	(.77)	9.19
Total from investment operations	1.90	3.09	(1.43)	(6.26)	(.86)	9.09
Distributions from net investment income	-	-	-	(1.37)	(.04)	-
Distributions in excess of net investment income	-	-	-	-	(.09)	-
Distributions from net realized gain	-	-	-	-	(.22)	-
Total distributions	-	-	-	(1.37)	(.35)	-
Redemption fees added to paid in capitalD	-G	-	-	-	-	-
Net asset value, end of period	$ 13.81	$ 11.91	$ 8.82	$ 10.25	$ 17.88	$ 19.09
Total ReturnB,C	15.95%	35.03%	(13.95)%	(37.64)%	(4.75)%	90.90%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.42%A	1.67%	1.52%	1.48%	1.13%	2.15%A
Expenses net of voluntary waivers, if any	1.42%A	1.50%	1.51%	1.48%	1.13%	1.77%A
Expenses net of all reductions	1.42%A	1.49%	1.51%	1.44%	1.11%	1.76%A
Net investment income (loss)	(.46)%A	(.51)%	(.84)%	(.70)%	(.45)%	(.78)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,838	$ 3,905	$ 5,612	$ 795	$ 2,746	$ 2,986
Portfolio turnover rate	85%A	99%	128%	123%	169%	152%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFor the period December 17, 1998 (commencement of operations) to October 31, 1999. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Japan Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 10,939,425
Unrealized depreciation	(2,056,225)
Net unrealized appreciation (depreciation)	$ 8,883,200
Cost for federal income tax purposes	$ 62,311,224

Short-Term Trading (Redemption) Fees. Shares purchased after March 31, 2004 and held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-	.25%	$ 13,090	$ 67
Class T	.25%	.25%	27,140	124
Class B	.75%	.25%	80,069	60,205
Class C	.75%	.25%	61,698	29,366
			$ 181,997	$ 89,762

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,546
Class T	3,198
Class B*	11,767
Class C*	3,665
$ 35,176

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 20,386	.39*
Class T	28,253	.52*
Class B	37,327	.46*
Class C	17,537	.28*
Institutional Class	3,650	.19*
	$ 107,153

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $7,232 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.75%	$ 5,897
Class T	2.00%	13,428
Class B	2.50%	15,185
Class C	2.50%	-
Institutional Class	1.50%	-
		$ 34,510

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $55.

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 16% of the total outstanding shares of the fund.

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Class A
Shares sold	1,355,828	1,380,900	$ 17,786,660	$ 13,339,242
Shares redeemed	(894,431)	(1,029,447)	(11,386,563)	(9,797,319)
Net increase (decrease)	461,397	351,453	$ 6,400,097	$ 3,541,923
Class T
Shares sold	383,073	660,357	$ 5,099,505	$ 6,206,945
Shares redeemed	(454,051)	(537,620)	(5,552,444)	(4,681,650)
Net increase (decrease)	(70,978)	122,737	$ (452,939)	$ 1,525,295
Class B
Shares sold	361,641	545,851	$ 4,555,822	$ 5,257,273
Shares redeemed	(164,167)	(451,855)	(1,982,387)	(4,150,331)
Net increase (decrease)	197,474	93,996	$ 2,573,435	$ 1,106,942
Class C
Shares sold	580,173	575,376	$ 7,492,677	$ 5,681,137
Shares redeemed	(158,435)	(429,211)	(1,984,234)	(3,930,775)
Net increase (decrease)	421,738	146,165	$ 5,508,443	$ 1,750,362
Institutional Class
Shares sold	114,976	1,332,309	$ 1,554,786	$ 12,611,093
Shares redeemed	(92,548)	(1,641,005)	(1,116,929)	(14,882,827)
Net increase (decrease)	22,428	(308,696)	$ 437,857	$ (2,271,734)

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AJAF-USAN-0604
1.784892.101

Fidelity® Advisor

Japan

Fund - Institutional Class

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
UFJ Holdings, Inc.	3.4	1.4
Toyota Motor Corp.	3.0	4.4
Mizuho Financial Group, Inc.	2.6	1.6
KDDI Corp.	2.6	1.6
Nippon Electric Glass Co. Ltd.	2.5	1.0
Sumitomo Mitsui Financial Group, Inc.	2.3	2.2
SFCG Co. Ltd.	2.1	1.7
Konica Minolta Holdings, Inc.	2.1	1.9
NOK Corp.	1.8	0.8
Nitto Denko Corp.	1.8	0.0
	24.2
Top Five Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.3	19.4
Consumer Discretionary	20.7	25.7
Information Technology	19.0	21.4
Industrials	15.1	9.6
Materials	9.1	7.4
Asset Allocation (% of fund's net assets)
As of April 30, 2004	As of October 31, 2003
Stocks 96.3%	Stocks 97.3%
Short-Term Investments and Net Other Assets 3.7%	Short-Term Investments and Net Other Assets 2.7%

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 20.7%
Auto Components - 5.0%
Aisin Seiki Co. Ltd.	67,500	$ 1,164,126
FCC Co. Ltd.	5,500	198,897
NOK Corp.	33,700	1,278,581
Stanley Electric Co. Ltd.	49,100	909,616
		3,551,220
Automobiles - 3.0%
Toyota Motor Corp.	58,900	2,156,035
Hotels, Restaurants & Leisure - 2.7%
H.I.S. Co. Ltd.	45,400	1,222,276
Oriental Land Co. Ltd.	3,700	235,389
Skylark Co. Ltd.	26,100	502,076
		1,959,741
Household Durables - 3.7%
D&M Holdings, Inc. (a)	139,000	497,726
Daito Trust Construction Co.	6,500	216,001
Matsushita Electric Industrial Co. Ltd.	20,000	295,600
Sanko Soflan Co., Inc.	84,000	375,420
Sanyo Electric Co. Ltd.	17,000	75,525
Sony Corp.	20,900	802,560
Sumitomo Forestry Co. Ltd.	35,000	361,675
		2,624,507
Internet & Catalog Retail - 0.8%
Nissen Co. Ltd.	17,900	378,530
Senshukai Co. Ltd.	19,000	197,013
		575,543
Leisure Equipment & Products - 1.1%
Fuji Photo Film Co. Ltd.	16,000	510,400
Nidec Copal Corp.	15,500	255,061
		765,461
Multiline Retail - 1.1%
Don Quijote Co. Ltd.	5,700	398,078
Thanks Japan Corp.	39,800	353,634
		751,712
Specialty Retail - 3.3%
Fast Retailing Co. Ltd.	5,000	382,067
Nishimatsuya Chain Co. Ltd.	24,440	881,653
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Pal Co. Ltd.	5,500	$ 282,951
USS Co. Ltd.	10,010	829,825
		2,376,496
TOTAL CONSUMER DISCRETIONARY		14,760,715
CONSUMER STAPLES - 1.8%
Food & Staples Retailing - 0.8%
Ito Yokado Ltd.	14,000	570,967
Food Products - 0.5%
Kibun Food Chemifa Co. Ltd.	16,000	322,713
Tobacco - 0.5%
Japan Tobacco, Inc.	48	376,167
TOTAL CONSUMER STAPLES		1,269,847
ENERGY - 1.6%
Oil & Gas - 1.6%
Cosmo Oil Co. Ltd.	141,000	342,021
Nippon Mining Holdings, Inc.	194,000	799,816
		1,141,837
FINANCIALS - 20.8%
Capital Markets - 2.3%
JAFCO Co. Ltd.	3,300	263,893
Mitsubishi Securities Co. Ltd.	88,000	1,114,213
Shinki Co. Ltd.	39,100	225,819
		1,603,925
Commercial Banks - 11.9%
Fukuoka City Bank Ltd. (a)	155,000	515,079
Mitsui Trust Holdings, Inc.	148,000	1,027,031
Mizuho Financial Group, Inc. (a)	398	1,845,968
Nishi-Nippon Bank Ltd. (a)	20,000	80,856
Sumitomo Mitsui Financial Group, Inc.	219	1,622,859
Tokyo Tomin Bank Ltd.	39,000	956,410
UFJ Holdings, Inc. (a)	393	2,384,975
		8,433,178
Consumer Finance - 3.2%
Aiful Corp.	3,650	363,230
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Consumer Finance - continued
ORIX Corp.	4,100	$ 426,226
SFCG Co. Ltd.	7,500	1,508,719
		2,298,175
Insurance - 1.0%
Millea Holdings, Inc.	52	725,393
Real Estate - 2.4%
Arnest One Corp.	11,200	344,322
Sumitomo Realty & Development Co. Ltd.	50,000	550,442
Tokyu Land Corp.	269,000	819,817
		1,714,581
TOTAL FINANCIALS		14,775,252
HEALTH CARE - 2.9%
Pharmaceuticals - 2.9%
Chugai Pharmaceutical Co. Ltd.	31,400	465,926
Kyorin Pharmaceutical Co. Ltd.	8,000	109,040
Takeda Chemical Industries Ltd.	22,600	893,592
Yamanouchi Pharmaceutical Co. Ltd.	17,900	585,290
		2,053,848
INDUSTRIALS - 15.1%
Air Freight & Logistics - 0.5%
Yamato Transport Co. Ltd.	25,000	372,515
Building Products - 1.9%
Asahi Glass Co. Ltd.	101,000	1,048,177
Daikin Industries Ltd.	12,000	275,621
		1,323,798
Commercial Services & Supplies - 4.8%
Benesse Corp.	6,000	162,067
Diamond Lease Co. Ltd.	800	31,418
Meitec Corp.	5,300	183,188
Riso Kyoiku Co. Ltd.	192	264,426
Riso Kyoiku Co. Ltd. New	384	470,848
Sumisho Lease Co. Ltd.	26,200	879,962
Teraoka Seisakusho Co. Ltd.	46,000	493,737
Toppan Printing Co. Ltd.	78,000	898,887
		3,384,533
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - 2.6%
Fujikura Ltd.	199,000	$ 1,057,365
Furukawa Electric Co. Ltd.	53,000	200,612
Hitachi Cable Ltd.	51,000	251,951
Sumitomo Electric Industries Ltd.	39,000	353,456
		1,863,384
Industrial Conglomerates - 0.6%
Mitsui Matsushima Co. Ltd. (a)	273,000	419,642
Machinery - 1.4%
Ishikawajima-Harima Heavy Industries Co. Ltd.	149,000	218,444
Kitz Corp.	194,000	717,077
Nittoku Engineering Co. Ltd.	8,000	62,552
		998,073
Road & Rail - 2.0%
East Japan Railway Co.	191	957,157
Keio Electric Railway Co. Ltd.	84,000	461,252
		1,418,409
Trading Companies & Distributors - 0.9%
Mitsui & Co. Ltd.	26,000	210,225
Sumitomo Corp.	62,000	466,601
		676,826
Transportation Infrastructure - 0.4%
Kamigumi Co. Ltd.	39,000	265,092
TOTAL INDUSTRIALS		10,722,272
INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 0.7%
Japan Radio Co. Ltd. (a)	53,000	219,448
Uniden Corp.	15,000	259,228
		478,676
Computers & Peripherals - 0.9%
Fujitsu Ltd.	95,000	647,425
Electronic Equipment & Instruments - 8.0%
Citizen Electronics Co. Ltd.	3,450	219,177
Enplas Corp.	4,700	154,515
ESPEC Corp.	30,000	462,478
Hoya Corp.	4,700	498,624
Iriso Electronics Co. Ltd.	14,000	186,591
Koha Co. Ltd.	16,300	658,976
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Kyocera Corp.	8,200	$ 681,092
Murata Manufacturing Co. Ltd.	4,900	315,214
Nichicon Corp.	21,800	248,516
Nidec Corp.	4,200	444,459
Nippon Electric Glass Co. Ltd.	78,000	1,801,933
		5,671,575
Internet Software & Services - 1.5%
Telewave, Inc.	124	1,057,702
IT Services - 0.9%
Hitachi Information Systems Co. Ltd.	6,000	177,528
NS Solutions Corp.	7,000	449,683
		627,211
Office Electronics - 3.7%
Canon, Inc.	12,000	627,720
Konica Minolta Holdings, Inc.	110,500	1,500,224
Ricoh Co. Ltd.	28,000	547,333
		2,675,277
Semiconductors & Semiconductor Equipment - 2.8%
Nihon Inter Electronics Corp.	93,000	968,459
Rohm Co. Ltd.	4,800	587,281
Sanken Electric Co. Ltd.	28,000	359,000
UMC Japan (a)	119	105,735
		2,020,475
Software - 0.5%
Nihon Falcom Corp.	14	53,489
Nintendo Co. Ltd.	2,200	203,686
Works Applications Co. Ltd. (a)	30	109,822
		366,997
TOTAL INFORMATION TECHNOLOGY		13,545,338
MATERIALS - 9.1%
Chemicals - 8.0%
Daicel Chemical Industries Ltd.	93,000	403,249
JSR Corp.	25,000	516,456
Kaneka Corp.	63,000	570,408
Mitsubishi Rayon Co. Ltd.	102,000	350,737
Nihon Micro Coating Co. Ltd.	1,500	33,186
Nitto Denko Corp.	23,400	1,274,521
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Okamoto Glass Co. Ltd.	21,000	$ 337,729
Osaka Organic Chemical Industry Ltd.	36,000	716,508
Soken Chemical & Engineer Co. Ltd.	16,100	404,839
Sumitomo Chemical Co. Ltd.	80,000	362,519
Toyo Ink Manufacturing Co. Ltd.	167,000	700,372
		5,670,524
Construction Materials - 0.3%
Sumitomo Osaka Cement Co. Ltd.	95,000	232,972
Metals & Mining - 0.8%
Sumitomo Light Metal Industries Ltd. (a)	307,000	553,739
TOTAL MATERIALS		6,457,235
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 0.7%
Nippon Telegraph & Telephone Corp.	99	514,206
Wireless Telecommunication Services - 3.1%
KDDI Corp.	309	1,814,807
NTT DoCoMo, Inc.	180	361,800
		2,176,607
TOTAL TELECOMMUNICATION SERVICES		2,690,813
TOTAL COMMON STOCKS (Cost $58,655,319)		67,417,157
Convertible Preferred Stocks - 1.5%

FINANCIALS - 1.5%
Diversified Financial Services - 1.5%
SMFG Finance Cayman Ltd. 2.25% (c)	15	1,066,066
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $411,678)		1,066,066
Money Market Funds - 3.8%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.06% (b) (Cost $2,711,201)	2,711,201	$ 2,711,201
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $61,778,198)	71,194,424
NET OTHER ASSETS - (0.1)%	(82,519)
NET ASSETS - 100%	$ 71,111,905
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,066,066 or 1.5% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $35,409,374 and $22,557,036, respectively.
Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $29,847,000 of which $2,859,000, $17,004,000 and $9,984,000 will expire on October 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $422,739) (cost $61,778,198) - See accompanying schedule		$ 71,194,424
Foreign currency held at value (cost $4,948)		5,189
Receivable for investments sold		655,120
Receivable for fund shares sold		535,571
Dividends receivable		214,543
Interest receivable		2,092
Prepaid expenses		134
Other affiliated receivables		165
Other receivables		441
Total assets		72,607,679

Liabilities
Payable for investments purchased	$ 630,305
Payable for fund shares redeemed	264,726
Accrued management fee	46,061
Distribution fees payable	39,630
Other affiliated payables	22,147
Other payables and accrued expenses	20,892
Collateral on securities loaned, at value	472,013
Total liabilities		1,495,774

Net Assets		$ 71,111,905
Net Assets consist of:
Paid in capital		$ 89,385,595
Accumulated net investment loss		(466,837)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(27,213,955)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,407,102
Net Assets		$ 71,111,905

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2004 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($16,357,929 ÷ 1,199,713 shares)	$ 13.63
Maximum offering price per share (100/94.25 of $13.63)	$ 14.46
Class T: Net Asset Value and redemption price per share ($12,712,662 ÷ 941,071 shares)	$ 13.51
Maximum offering price per share (100/96.50 of $13.51)	$ 14.00
Class B: Net Asset Value and offering price per share ($19,634,868 ÷ 1,485,637 shares)A	$ 13.22
Class C: Net Asset Value and offering price per share ($17,568,153 ÷ 1,322,311 shares)A	$ 13.29
Institutional Class: Net Asset Value, offering price and redemption price per share ($4,838,293 ÷ 350,266 shares)	$ 13.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 261,571
Interest		4,476
Security lending		10,745
		276,792
Less foreign taxes withheld		(18,472)
Total income		258,320

Expenses
Management fee	$ 193,923
Transfer agent fees	107,153
Distribution fees	181,997
Accounting and security lending fees	23,863
Non-interested trustees' compensation	116
Custodian fees and expenses	31,164
Registration fees	56,574
Audit	18,365
Legal	4,175
Miscellaneous	227
Total expenses before reductions	617,557
Expense reductions	(34,565)	582,992
Net investment income (loss)		(324,672)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	3,299,123
Foreign currency transactions	20,295
Total net realized gain (loss)		3,319,418
Change in net unrealized appreciation (depreciation) on: Investment securities	4,086,785
Assets and liabilities in foreign currencies	(9,918)
Total change in net unrealized appreciation (depreciation)		4,076,867
Net gain (loss)		7,396,285
Net increase (decrease) in net assets resulting from operations		$ 7,071,613

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (324,672)	$ (391,145)
Net realized gain (loss)	3,319,418	1,565,066
Change in net unrealized appreciation (depreciation)	4,076,867	9,281,088
Net increase (decrease) in net assets resulting from operations	7,071,613	10,455,009
Share transactions - net increase (decrease)	14,466,893	5,652,788
Redemption fees	15,864	-
Total increase (decrease) in net assets	21,554,370	16,107,797

Net Assets
Beginning of period	49,557,535	33,449,738
End of period (including accumulated net investment loss of $466,837 and accumulated net investment loss of $142,165, respectively)	$ 71,111,905	$ 49,557,535

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.78	$ 8.74	$ 10.18	$ 17.78	$ 19.04	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.05)	(.07)	(.13)	(.15)	(.16)	(.13)
Net realized and unrealized gain (loss)	1.90	3.11	(1.31)	(6.13)	(.76)	9.17
Total from investment operations	1.85	3.04	(1.44)	(6.28)	(.92)	9.04
Distributions from net investment income	-	-	-	(1.32)	(.04)	-
Distributions in excess of net investment income	-	-	-	-	(.08)	-
Distributions from net realized gain	-	-	-	-	(.22)	-
Total distributions	-	-	-	(1.32)	(.34)	-
Redemption fees added to paid in capitalE	-H	-	-	-	-	-
Net asset value, end of period	$ 13.63	$ 11.78	$ 8.74	$ 10.18	$ 17.78	$ 19.04
Total ReturnB,C,D	15.70%	34.78%	(14.15)%	(37.89)%	(5.07)%	90.40%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.86%A	2.20%	2.13%	1.88%	1.44%	2.43%A
Expenses net of voluntary waivers, if any	1.75%A	1.75%	1.94%	1.88%	1.44%	2.02%A
Expenses net of all reductions	1.75%A	1.75%	1.94%	1.84%	1.42%	2.01%A
Net investment income (loss)	(.79)%A	(.76)%	(1.27)%	(1.10)%	(.76)%	(1.04)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,358	$ 8,695	$ 3,380	$ 4,204	$ 18,657	$ 7,130
Portfolio turnover rate	85%A	99%	128%	123%	169%	152%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFor the period December 17, 1998 (commencement of operations) to October 31, 1999. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.68	$ 8.69	$ 10.17	$ 17.72	$ 19.01	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.06)	(.09)	(.15)	(.20)	(.21)	(.17)
Net realized and unrealized gain (loss)	1.89	3.08	(1.33)	(6.14)	(.75)	9.18
Total from investment operations	1.83	2.99	(1.48)	(6.34)	(.96)	9.01
Distributions from net investment income	-	-	-	(1.21)	(.03)	-
Distributions in excess of net investment income	-	-	-	-	(.08)	-
Distributions from net realized gain	-	-	-	-	(.22)	-
Total distributions	-	-	-	(1.21)	(.33)	-
Redemption fees added to paid in capital E	- H	-	-	-	-	-
Net asset value, end of period	$ 13.51	$ 11.68	$ 8.69	$ 10.17	$ 17.72	$ 19.01
Total Return B,C,D	15.67%	34.41%	(14.55)%	(38.16)%	(5.29)%	90.10%
Ratios to Average Net Assets G
Expenses before expense reductions	2.25% A	2.57%	2.45%	2.25%	1.71%	2.63% A
Expenses net of voluntary waivers, if any	2.00% A	2.00%	2.19%	2.25%	1.71%	2.27% A
Expenses net of all reductions	2.00% A	2.00%	2.18%	2.21%	1.69%	2.26%A
Net investment income (loss)	(1.03)% A	(1.01)%	(1.52)%	(1.48)%	(1.03)%	(1.29)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,713	$ 11,823	$ 7,731	$ 10,363	$ 29,840	$ 25,682
Portfolio turnover rate	85% A	99%	128%	123%	169%	152% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFor the period December 17, 1998 (commencement of operations) to October 31, 1999. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.46	$ 8.57	$ 10.07	$ 17.55	$ 18.92	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.09)	(.14)	(.20)	(.26)	(.32)	(.23)
Net realized and unrealized gain (loss)	1.85	3.03	(1.30)	(6.09)	(.74)	9.15
Total from investment operations	1.76	2.89	(1.50)	(6.35)	(1.06)	8.92
Distributions from net investment income	-	-	-	(1.13)	(.03)	-
Distributions in excess of net investment income	-	-	-	-	(.06)	-
Distributions from net realized gain	-	-	-	-	(.22)	-
Total distributions	-	-	-	(1.13)	(.31)	-
Redemption fees added to paid in capitalE	-H	-	-	-	-	-
Net asset value, end of period	$ 13.22	$ 11.46	$ 8.57	$ 10.07	$ 17.55	$ 18.92
Total ReturnB,C,D	15.36%	33.72%	(14.90)%	(38.44)%	(5.83)%	89.20%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.69%A	3.03%	2.90%	2.74%	2.25%	3.18%A
Expenses net of voluntary waivers, if any	2.50%A	2.50%	2.69%	2.74%	2.25%	2.78%A
Expenses net of all reductions	2.50%A	2.50%	2.68%	2.71%	2.23%	2.77%A
Net investment income (loss)	(1.53)%A	(1.51)%	(2.02)%	(1.97)%	(1.57)%	(1.79)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,635	$ 14,761	$ 10,229	$ 13,523	$ 31,334	$ 20,667
Portfolio turnover rate	85%A	99%	128%	123%	169%	152%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFor the period December 17, 1998 (commencement of operations) to October 31, 1999. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.52	$ 8.61	$ 10.13	$ 17.58	$ 18.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.09)	(.14)	(.20)	(.24)	(.31)	(.24)
Net realized and unrealized gain (loss)	1.86	3.05	(1.32)	(6.10)	(.73)	9.17
Total from investment operations	1.77	2.91	(1.52)	(6.34)	(1.04)	8.93
Distributions from net investment income	-	-	-	(1.11)	(.03)	-
Distributions in excess of net investment income	-	-	-	-	(.06)	-
Distributions from net realized gain	-	-	-	-	(.22)	-
Total distributions	-	-	-	(1.11)	(.31)	-
Redemption fees added to paid in capital E	- H	-	-	-	-	-
Net asset value, end of period	$ 13.29	$ 11.52	$ 8.61	$ 10.13	$ 17.58	$ 18.93
Total Return B,C,D	15.36%	33.80%	(15.00)%	(38.27)%	(5.72)%	89.30%
Ratios to Average Net Assets G
Expenses before expense reductions	2.50% A	2.82%	2.72%	2.59%	2.16%	3.11%A
Expenses net of voluntary waivers, if any	2.50% A	2.50%	2.67%	2.59%	2.16%	2.78% A
Expenses net of all reductions	2.50% A	2.49%	2.67%	2.55%	2.15%	2.76% A
Net investment income (loss)	(1.54)% A	(1.51)%	(2.00)%	(1.81)%	(1.49)%	(1.79)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,568	$ 10,374	$ 6,497	$ 8,170	$ 25,481	$ 22,213
Portfolio turnover rate	85% A	99%	128%	123%	169%	152% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFor the period December 17, 1998 (commencement of operations) to October 31, 1999. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 8.82	$ 10.25	$ 17.88	$ 19.09	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.03)	(.05)	(.08)	(.10)	(.09)	(.10)
Net realized and unrealized gain (loss)	1.93	3.14	(1.35)	(6.16)	(.77)	9.19
Total from investment operations	1.90	3.09	(1.43)	(6.26)	(.86)	9.09
Distributions from net investment income	-	-	-	(1.37)	(.04)	-
Distributions in excess of net investment income	-	-	-	-	(.09)	-
Distributions from net realized gain	-	-	-	-	(.22)	-
Total distributions	-	-	-	(1.37)	(.35)	-
Redemption fees added to paid in capitalD	-G	-	-	-	-	-
Net asset value, end of period	$ 13.81	$ 11.91	$ 8.82	$ 10.25	$ 17.88	$ 19.09
Total ReturnB,C	15.95%	35.03%	(13.95)%	(37.64)%	(4.75)%	90.90%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.42%A	1.67%	1.52%	1.48%	1.13%	2.15%A
Expenses net of voluntary waivers, if any	1.42%A	1.50%	1.51%	1.48%	1.13%	1.77%A
Expenses net of all reductions	1.42%A	1.49%	1.51%	1.44%	1.11%	1.76%A
Net investment income (loss)	(.46)%A	(.51)%	(.84)%	(.70)%	(.45)%	(.78)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,838	$ 3,905	$ 5,612	$ 795	$ 2,746	$ 2,986
Portfolio turnover rate	85%A	99%	128%	123%	169%	152%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFor the period December 17, 1998 (commencement of operations) to October 31, 1999. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Japan Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 10,939,425
Unrealized depreciation	(2,056,225)
Net unrealized appreciation (depreciation)	$ 8,883,200
Cost for federal income tax purposes	$ 62,311,224

Short-Term Trading (Redemption) Fees. Shares purchased after March 31, 2004 and held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-	.25%	$ 13,090	$ 67
Class T	.25%	.25%	27,140	124
Class B	.75%	.25%	80,069	60,205
Class C	.75%	.25%	61,698	29,366
			$ 181,997	$ 89,762

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,546
Class T	3,198
Class B*	11,767
Class C*	3,665
$ 35,176

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 20,386	.39*
Class T	28,253	.52*
Class B	37,327	.46*
Class C	17,537	.28*
Institutional Class	3,650	.19*
	$ 107,153

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $7,232 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.75%	$ 5,897
Class T	2.00%	13,428
Class B	2.50%	15,185
Class C	2.50%	-
Institutional Class	1.50%	-
		$ 34,510

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $55.

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 16% of the total outstanding shares of the fund.

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Class A
Shares sold	1,355,828	1,380,900	$ 17,786,660	$ 13,339,242
Shares redeemed	(894,431)	(1,029,447)	(11,386,563)	(9,797,319)
Net increase (decrease)	461,397	351,453	$ 6,400,097	$ 3,541,923
Class T
Shares sold	383,073	660,357	$ 5,099,505	$ 6,206,945
Shares redeemed	(454,051)	(537,620)	(5,552,444)	(4,681,650)
Net increase (decrease)	(70,978)	122,737	$ (452,939)	$ 1,525,295
Class B
Shares sold	361,641	545,851	$ 4,555,822	$ 5,257,273
Shares redeemed	(164,167)	(451,855)	(1,982,387)	(4,150,331)
Net increase (decrease)	197,474	93,996	$ 2,573,435	$ 1,106,942
Class C
Shares sold	580,173	575,376	$ 7,492,677	$ 5,681,137
Shares redeemed	(158,435)	(429,211)	(1,984,234)	(3,930,775)
Net increase (decrease)	421,738	146,165	$ 5,508,443	$ 1,750,362
Institutional Class
Shares sold	114,976	1,332,309	$ 1,554,786	$ 12,611,093
Shares redeemed	(92,548)	(1,641,005)	(1,116,929)	(14,882,827)
Net increase (decrease)	22,428	(308,696)	$ 437,857	$ (2,271,734)

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AJAFI-USAN-0604
1.784893.101

Fidelity® Advisor

Value Leaders

Fund - Institutional Class

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.0	1.8
American International Group, Inc.	2.9	2.4
Bank of America Corp.	2.8	2.5
Citigroup, Inc.	2.3	3.4
Tyco International Ltd.	2.2	2.0
ChevronTexaco Corp.	2.1	1.7
SBC Communications, Inc.	2.0	0.7
Verizon Communications, Inc.	1.7	2.2
Honeywell International, Inc.	1.6	0.5
General Electric Co.	1.6	0.1
	22.2
Top Five Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.0	29.4
Consumer Discretionary	14.3	13.6
Industrials	14.0	11.3
Energy	12.5	9.8
Information Technology	9.0	10.9
Asset Allocation (% of fund's net assets)
As of April 30, 2004 *	As of October 31, 2003 **
Stocks 97.9%	Stocks 101.2%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets(dagger) (1.2)%

* Foreign investments	4.1%	** Foreign investments	3.7%

(dagger)Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 0.1%
TRW Automotive Holdings Corp.	500	$ 10,490
Automobiles - 0.1%
Harley-Davidson, Inc.	100	5,632
Hotels, Restaurants & Leisure - 1.5%
Caesars Entertainment, Inc. (a)	800	10,600
McDonald's Corp.	2,900	78,967
Orbitz, Inc. Class A	500	12,725
Royal Caribbean Cruises Ltd.	300	12,159
Six Flags, Inc. (a)	900	6,687
		121,138
Household Durables - 1.2%
LG Electronics, Inc.	190	11,529
Newell Rubbermaid, Inc.	900	21,276
Pulte Homes, Inc.	300	14,751
Sony Corp. sponsored ADR	900	34,560
Techtronic Industries Co. Ltd.	6,000	16,077
		98,193
Leisure Equipment & Products - 0.5%
Brunswick Corp.	200	8,222
Eastman Kodak Co.	800	20,632
Leapfrog Enterprises, Inc. Class A (a)	600	12,906
		41,760
Media - 7.9%
Cablevision Systems Corp. - NY Group Class A (a)	1,700	37,111
Clear Channel Communications, Inc.	1,920	79,661
Cumulus Media, Inc. Class A (a)	1,700	35,734
EchoStar Communications Corp. Class A (a)	200	6,638
Emmis Communications Corp. Class A (a)	1,000	23,400
Fox Entertainment Group, Inc. Class A (a)	1,000	27,850
Grupo Televisa SA de CV sponsored ADR	500	21,795
Lamar Advertising Co. Class A (a)	1,100	45,166
Liberty Media Corp. Class A (a)	3,400	37,196
News Corp. Ltd. sponsored ADR	438	14,783
NTL, Inc. (a)	926	52,569
Salem Communications Corp. Class A (a)	350	10,434
The DIRECTV Group, Inc. (a)	1,634	29,249
Time Warner, Inc. (a)	5,700	95,874
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc. Class B (non-vtg.)	1,400	$ 54,110
Walt Disney Co.	2,700	62,181
		633,751
Multiline Retail - 0.4%
JCPenney Co., Inc.	500	16,930
Saks, Inc.	900	12,960
		29,890
Specialty Retail - 2.6%
American Eagle Outfitters, Inc. (a)	700	17,983
Gap, Inc.	1,800	39,618
Home Depot, Inc.	1,800	63,342
Office Depot, Inc. (a)	1,700	29,767
Sonic Automotive, Inc. Class A	700	17,430
Toys 'R' Us, Inc. (a)	1,900	29,355
Weight Watchers International, Inc. (a)	200	7,800
		205,295
TOTAL CONSUMER DISCRETIONARY		1,146,149
CONSUMER STAPLES - 4.7%
Beverages - 1.2%
Anheuser-Busch Companies, Inc.	400	20,496
PepsiCo, Inc.	900	49,041
The Coca-Cola Co.	560	28,319
		97,856
Food & Staples Retailing - 0.9%
Safeway, Inc. (a)	1,500	34,425
Wal-Mart Stores, Inc.	600	34,200
		68,625
Food Products - 0.2%
Del Monte Foods Co. (a)	200	2,212
Interstate Bakeries Corp.	1,300	14,690
		16,902
Household Products - 1.6%
Clorox Co.	400	20,712
Colgate-Palmolive Co.	100	5,788
Procter & Gamble Co.	950	100,463
		126,963
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Personal Products - 0.6%
Gillette Co.	1,080	$ 44,194
Tobacco - 0.2%
Altria Group, Inc.	330	18,275
TOTAL CONSUMER STAPLES		372,815
ENERGY - 12.5%
Energy Equipment & Services - 4.4%
Baker Hughes, Inc.	1,000	36,680
ENSCO International, Inc.	2,310	63,225
GlobalSantaFe Corp.	1,100	29,007
Halliburton Co.	500	14,900
National-Oilwell, Inc. (a)	400	11,168
Pride International, Inc. (a)	1,300	21,931
Rowan Companies, Inc. (a)	600	13,380
Smith International, Inc. (a)	600	32,850
Transocean, Inc. (a)	1,400	38,878
Varco International, Inc. (a)	600	12,414
Weatherford International Ltd. (a)	1,730	75,220
		349,653
Oil & Gas - 8.1%
Amerada Hess Corp.	500	35,565
Apache Corp.	200	8,374
BP PLC sponsored ADR	300	15,870
Burlington Resources, Inc.	400	26,908
ChevronTexaco Corp.	1,850	169,275
ConocoPhillips	800	57,040
Encore Acquisition Co. (a)	300	8,925
Exxon Mobil Corp.	5,570	236,998
Giant Industries, Inc. (a)	700	12,894
Occidental Petroleum Corp.	800	37,760
Premcor, Inc. (a)	600	20,658
Valero Energy Corp.	300	19,128
		649,395
TOTAL ENERGY		999,048
FINANCIALS - 22.0%
Capital Markets - 4.6%
Bear Stearns Companies, Inc.	400	32,056
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
E*TRADE Group, Inc. (a)	1,600	$ 18,176
J.P. Morgan Chase & Co.	1,200	45,120
Lehman Brothers Holdings, Inc.	600	44,040
Merrill Lynch & Co., Inc.	2,200	119,306
Morgan Stanley	2,200	113,058
		371,756
Commercial Banks - 6.9%
Bank of America Corp.	2,771	223,038
Bank One Corp.	2,500	123,425
Banknorth Group, Inc.	600	18,378
East West Bancorp, Inc.	300	16,899
Fifth Third Bancorp	500	26,830
National Commerce Financial Corp.	900	23,931
Texas Capital Bancshares, Inc.	500	7,500
UCBH Holdings, Inc.	500	18,510
Valley National Bancorp	735	19,000
Wachovia Corp.	400	18,300
Wells Fargo & Co.	950	53,637
		549,448
Consumer Finance - 0.1%
MBNA Corp.	300	7,314
Diversified Financial Services - 2.5%
CIT Group, Inc.	480	16,498
Citigroup, Inc.	3,800	182,742
		199,240
Insurance - 6.4%
ACE Ltd.	1,000	43,840
AFLAC, Inc.	400	16,892
Allianz AG sponsored ADR	1,400	14,756
AMBAC Financial Group, Inc.	610	42,090
American International Group, Inc.	3,240	232,146
Hartford Financial Services Group, Inc.	500	30,540
Marsh & McLennan Companies, Inc.	250	11,275
MetLife, Inc.	600	20,700
Scottish Re Group Ltd.	300	6,564
St. Paul Companies, Inc.	216	8,785
The Chubb Corp.	200	13,800
UnumProvident Corp.	1,700	26,435
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
W.R. Berkley Corp.	500	$ 20,250
XL Capital Ltd. Class A	300	22,905
		510,978
Real Estate - 0.7%
Apartment Investment & Management Co. Class A	1,400	39,438
iStar Financial, Inc.	300	10,662
Manufactured Home Communities, Inc.	150	4,695
Spirit Finance Corp. (b)	300	3,000
		57,795
Thrifts & Mortgage Finance - 0.8%
Fannie Mae	60	4,123
Freddie Mac	200	11,680
Golden West Financial Corp., Delaware	120	12,613
New York Community Bancorp, Inc.	533	13,362
Sovereign Bancorp, Inc.	1,000	19,980
The PMI Group, Inc.	100	4,303
		66,061
TOTAL FINANCIALS		1,762,592
HEALTH CARE - 8.0%
Biotechnology - 1.3%
Alkermes, Inc. (a)	900	13,797
BioMarin Pharmaceutical, Inc. (a)	1,400	9,688
Cephalon, Inc. (a)	400	22,764
Genentech, Inc. (a)	200	24,560
MedImmune, Inc. (a)	900	21,816
Millennium Pharmaceuticals, Inc. (a)	650	9,744
		102,369
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	2,040	64,566
Dade Behring Holdings, Inc. (a)	400	18,400
Immucor, Inc. (a)	400	9,860
Nutraceutical International Corp. (a)	400	9,300
St. Jude Medical, Inc. (a)	300	22,878
		125,004
Health Care Providers & Services - 1.6%
Community Health Systems, Inc. (a)	300	7,737
Covance, Inc. (a)	250	8,435
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
HealthSouth Corp. (a)	3,800	$ 16,340
Lincare Holdings, Inc. (a)	300	10,419
Odyssey Healthcare, Inc. (a)	400	6,724
PacifiCare Health Systems, Inc. (a)	460	16,450
ProxyMed, Inc. (a)	200	3,600
Tenet Healthcare Corp. (a)	1,100	12,936
UnitedHealth Group, Inc.	500	30,740
WebMD Corp. (a)	1,696	14,908
		128,289
Pharmaceuticals - 3.6%
Forest Laboratories, Inc. (a)	200	12,896
Johnson & Johnson	1,080	58,352
Merck & Co., Inc.	1,850	86,950
Pfizer, Inc.	800	28,608
Schering-Plough Corp.	5,240	87,665
Wyeth	300	11,421
		285,892
TOTAL HEALTH CARE		641,554
INDUSTRIALS - 14.0%
Aerospace & Defense - 3.6%
BE Aerospace, Inc. (a)	1,100	7,238
Boeing Co.	700	29,883
Bombardier, Inc. Class B (sub. vtg.)	2,600	11,450
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	200	5,160
Goodrich Corp.	300	8,637
Honeywell International, Inc.	3,840	132,787
Lockheed Martin Corp.	740	35,298
Northrop Grumman Corp.	300	29,775
Precision Castparts Corp.	150	6,752
Raytheon Co.	200	6,452
United Defense Industries, Inc. (a)	400	13,860
		287,292
Air Freight & Logistics - 0.2%
Expeditors International of Washington, Inc.	360	14,468
Airlines - 0.8%
AirTran Holdings, Inc. (a)	1,700	20,757
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Airlines - continued
Ryanair Holdings PLC sponsored ADR (a)	200	$ 6,664
Southwest Airlines Co.	2,600	37,128
		64,549
Building Products - 0.7%
Masco Corp.	1,850	51,819
Trex Co., Inc. (a)	200	7,742
		59,561
Commercial Services & Supplies - 3.0%
Avery Dennison Corp.	500	32,115
Cendant Corp.	2,800	66,304
Cintas Corp.	400	17,984
IKON Office Solutions, Inc.	900	10,017
Monster Worldwide, Inc. (a)	400	10,244
On Assignment, Inc. (a)	700	3,570
Robert Half International, Inc. (a)	2,600	70,902
ServiceMaster Co.	600	7,278
Waste Management, Inc.	900	25,560
		243,974
Construction & Engineering - 0.6%
Chicago Bridge & Iron Co. NV	900	25,875
Fluor Corp.	500	19,080
MasTec, Inc. (a)	800	5,864
		50,819
Electrical Equipment - 0.2%
Emerson Electric Co.	200	12,044
Rockwell Automation, Inc.	200	6,538
		18,582
Industrial Conglomerates - 4.0%
3M Co.	220	19,026
General Electric Co.	4,130	123,694
Tyco International Ltd.	6,400	175,680
		318,400
Machinery - 0.7%
AGCO Corp. (a)	500	9,625
Caterpillar, Inc.	160	12,437
Manitowoc Co., Inc.	300	9,123
SPX Corp.	500	22,175
		53,360
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	270	$ 14,148
TOTAL INDUSTRIALS		1,125,153
INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 1.5%
Brocade Communications Systems, Inc. (a)	1,400	7,490
Cisco Systems, Inc. (a)	1,300	27,131
Juniper Networks, Inc. (a)	300	6,564
Lucent Technologies, Inc. (a)	5,800	19,546
McDATA Corp. Class A (a)	900	4,797
Motorola, Inc.	1,800	32,850
Scientific-Atlanta, Inc.	200	6,478
Telefonaktiebolaget LM Ericsson ADR (a)	600	16,002
		120,858
Computers & Peripherals - 1.9%
Diebold, Inc.	150	6,914
Hewlett-Packard Co.	1,200	23,640
Hutchinson Technology, Inc. (a)	300	7,377
International Business Machines Corp.	1,210	106,686
Western Digital Corp. (a)	500	4,040
		148,657
Electronic Equipment & Instruments - 1.5%
Amphenol Corp. Class A (a)	400	12,644
Flextronics International Ltd. (a)	500	8,050
PerkinElmer, Inc.	600	11,550
Thermo Electron Corp. (a)	700	20,440
Waters Corp. (a)	1,600	69,040
		121,724
Internet Software & Services - 0.3%
Yahoo!, Inc. (a)	400	20,184
IT Services - 0.6%
Affiliated Computer Services, Inc. Class A (a)	390	18,915
BearingPoint, Inc. (a)	1,100	11,022
Computer Sciences Corp. (a)	350	14,319
The BISYS Group, Inc. (a)	500	7,250
		51,506
Office Electronics - 0.3%
Xerox Corp. (a)	1,900	25,517
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.1%
Agere Systems, Inc. Class B (a)	3,300	$ 7,161
Amkor Technology, Inc. (a)	500	4,040
Cabot Microelectronics Corp. (a)	170	5,020
FormFactor, Inc.	400	7,036
Intel Corp.	400	10,292
Intersil Corp. Class A	300	5,925
National Semiconductor Corp. (a)	300	12,237
Novellus Systems, Inc. (a)	600	17,376
PMC-Sierra, Inc. (a)	600	7,290
Samsung Electronics Co. Ltd.	28	13,292
		89,669
Software - 1.8%
BEA Systems, Inc. (a)	1,269	14,479
Microsoft Corp.	3,960	102,841
Oracle Corp. (a)	600	6,732
Symantec Corp. (a)	200	9,010
Take-Two Interactive Software, Inc. (a)	300	8,667
		141,729
TOTAL INFORMATION TECHNOLOGY		719,844
MATERIALS - 6.1%
Chemicals - 2.7%
Dow Chemical Co.	2,300	91,287
E.I. du Pont de Nemours & Co.	1,400	60,130
Lyondell Chemical Co.	1,300	21,255
Millennium Chemicals, Inc.	1,800	29,466
Olin Corp.	800	13,816
		215,954
Containers & Packaging - 1.2%
Ball Corp.	200	13,200
Bemis Co., Inc.	400	10,804
Owens-Illinois, Inc. (a)	2,012	28,088
Packaging Corp. of America	800	17,584
Smurfit-Stone Container Corp. (a)	1,200	20,628
		90,304
Metals & Mining - 1.7%
Alcoa, Inc.	800	24,600
Companhia Vale do Rio Doce sponsored ADR	200	9,100
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Freeport-McMoRan Copper & Gold, Inc. Class B	400	$ 12,200
GrafTech International Ltd. (a)	500	4,435
Massey Energy Co.	1,100	25,762
Metals USA, Inc. (a)	100	1,265
Newmont Mining Corp.	350	13,090
Nucor Corp.	800	47,520
		137,972
Paper & Forest Products - 0.5%
Bowater, Inc.	860	36,077
Weyerhaeuser Co.	100	5,920
		41,997
TOTAL MATERIALS		486,227
TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 4.2%
Citizens Communications Co. (a)	500	6,520
Covad Communications Group, Inc. (a)	3,800	7,600
Qwest Communications International, Inc. (a)	1,200	4,824
SBC Communications, Inc.	6,350	158,115
Telefonos de Mexico SA de CV sponsored ADR	500	17,070
Verizon Communications, Inc.	3,700	139,638
		333,767
Wireless Telecommunication Services - 0.6%
Crown Castle International Corp. (a)	1,400	19,530
Nextel Communications, Inc. Class A (a)	700	16,702
Nextel Partners, Inc. Class A (a)	800	10,680
Western Wireless Corp. Class A (a)	300	6,246
		53,158
TOTAL TELECOMMUNICATION SERVICES		386,925
UTILITIES - 2.5%
Electric Utilities - 1.8%
Entergy Corp.	400	21,840
FirstEnergy Corp.	800	31,280
PG&E Corp. (a)	1,000	27,520
PPL Corp.	400	17,140
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
Southern Co.	500	$ 14,380
TXU Corp.	1,100	37,554
		149,714
Multi-Utilities & Unregulated Power - 0.7%
AES Corp. (a)	2,200	19,074
Calpine Corp. (a)	2,500	10,850
Public Service Enterprise Group, Inc.	200	8,580
Westar Energy, Inc.	800	16,328
		54,832
TOTAL UTILITIES		204,546
TOTAL COMMON STOCKS (Cost $7,363,852)		7,844,853
Cash Equivalents - 1.7%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 0.95%, dated 4/30/04 due 5/3/04) (Cost $138,000)	$ 138,011	138,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $7,501,852)		7,982,853
NET OTHER ASSETS - 0.4%		28,673
NET ASSETS - 100%		$ 8,011,526
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,000 or 0.0% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $5,535,821 and $4,109,331, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $599 for the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $138,000) (cost $7,501,852) - See accompanying schedule		$ 7,982,853
Cash		722
Receivable for investments sold		168,665
Receivable for fund shares sold		4,922
Dividends receivable		8,863
Prepaid expenses		7,621
Receivable from investment adviser for expense reductions		18,217
Other receivables		973
Total assets		8,192,836

Liabilities
Payable for investments purchased	$ 150,157
Payable for fund shares redeemed	24
Accrued management fee	3,870
Distribution fees payable	3,616
Other affiliated payables	4,093
Other payables and accrued expenses	19,550
Total liabilities		181,310

Net Assets		$ 8,011,526
Net Assets consist of:
Paid in capital		$ 7,356,691
Accumulated net investment loss		(4,838)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		178,671
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		481,002
Net Assets		$ 8,011,526

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2004 (Unaudited)
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($2,118,158 ÷ 189,197 shares)	$ 11.20

Maximum offering price per share (100/94.25 of $11.20)	$ 11.88
Class T: Net Asset Value and redemption price per share ($1,970,430 ÷ 176,382 shares)	$ 11.17

Maximum offering price per share (100/96.50 of $11.17)	$ 11.58
Class B: Net Asset Value and offering price per share ($1,482,216 ÷ 133,265 shares) A	$ 11.12

Class C: Net Asset Value and offering price per share ($1,317,325 ÷ 118,458 shares) A	$ 11.12

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,123,397 ÷ 100,119 shares)	$ 11.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 55,874
Interest		429
Total income		56,303

Expenses
Management fee	$ 20,006
Transfer agent fees	7,331
Distribution fees	19,111
Accounting fees and expenses	21,002
Non-interested trustees' compensation	15
Custodian fees and expenses	11,762
Registration fees	71,754
Audit	16,147
Legal	4,545
Miscellaneous	19
Total expenses before reductions	171,692
Expense reductions	(110,551)	61,141
Net investment income (loss)		(4,838)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	195,367
Foreign currency transactions	(2)
Total net realized gain (loss)		195,365
Change in net unrealized appreciation (depreciation) on: Investment securities	251,903
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		251,904
Net gain (loss)		447,269
Net increase (decrease) in net assets resulting from operations		$ 442,431

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	June 17, 2003, (commencement of operations) to October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,838)	$ (7,024)
Net realized gain (loss)	195,365	(11,548)
Change in net unrealized appreciation (depreciation)	251,904	229,098
Net increase (decrease) in net assets resulting from operations	442,431	210,526
Share transactions - net increase (decrease)	1,667,946	5,690,623
Total increase (decrease) in net assets	2,110,377	5,901,149

Net Assets
Beginning of period	5,901,149	-
End of period (including accumulated net investment loss of $4,838 and undistributed net investment income of $0, respectively)	$ 8,011,526	$ 5,901,149

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2004
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.01	-H
Net realized and unrealized gain (loss)	.82	.37
Total from investment operations	.83	.37
Net asset value, end of period	$ 11.20	$ 10.37
Total ReturnB,C,D	8.00%	3.70%
Ratios to Average Net AssetsG
Expenses before expense reductions	4.64%A	5.52%A
Expenses net of voluntary waivers, if any	1.50%A	1.75%A
Expenses net of all reductions	1.46%A	1.73%A
Net investment income (loss)	.16%A	(.05)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,118	$ 1,123
Portfolio turnover rate	119%A	108%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period June 17, 2003 (commencement of operations) to October 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2004
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss)E	-H	(.01)
Net realized and unrealized gain (loss)	.81	.37
Total from investment operations	.81	.36
Net asset value, end of period	$ 11.17	$ 10.36
Total ReturnB,C,D	7.82%	3.60%
Ratios to Average Net AssetsG
Expenses before expense reductions	4.93%A	5.77%A
Expenses net of voluntary waivers, if any	1.75%A	2.00%A
Expenses net of all reductions	1.71%A	1.98%A
Net investment income (loss)	(.09)%A	(.30)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,970	$ 1,546
Portfolio turnover rate	119%A	108%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period June 17, 2003 (commencement of operations) to October 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2004
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.03)	(.03)
Net realized and unrealized gain (loss)	.81	.37
Total from investment operations	.78	.34
Net asset value, end of period	$ 11.12	$ 10.34
Total ReturnB,C,D	7.54%	3.40%
Ratios to Average Net AssetsG
Expenses before expense reductions	5.38%A	6.24%A
Expenses net of voluntary waivers, if any	2.25%A	2.50%A
Expenses net of all reductions	2.21%A	2.48%A
Net investment income (loss)	(.59)%A	(.80)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,482	$ 1,125
Portfolio turnover rate	119%A	108%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period June 17, 2003 (commencement of operations) to October 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2004
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.03)	(.03)
Net realized and unrealized gain (loss)	.81	.37
Total from investment operations	.78	.34
Net asset value, end of period	$ 11.12	$ 10.34
Total ReturnB,C,D	7.54%	3.40%
Ratios to Average Net AssetsG
Expenses before expense reductions	5.36%A	6.24%A
Expenses net of voluntary waivers, if any	2.25%A	2.50%A
Expenses net of all reductions	2.21%A	2.48%A
Net investment income (loss)	(.59)%A	(.80)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,317	$ 1,069
Portfolio turnover rate	119%A	108%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period June 17, 2003 (commencement of operations) to October 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2004
	(Unaudited)	2003E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.01
Net realized and unrealized gain (loss)	.82	.37
Total from investment operations	.84	.38
Net asset value, end of period	$ 11.22	$ 10.38
Total ReturnB,C	8.09%	3.80%
Ratios to Average Net AssetsF
Expenses before expense reductions	4.32%A	5.27%A
Expenses net of voluntary waivers, if any	1.25%A	1.50%A
Expenses net of all reductions	1.21%A	1.48%A
Net investment income (loss)	.41%A	.20%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,123	$ 1,038
Portfolio turnover rate	119%A	108%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 17, 2003 (commencement of operations) to October 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Value Leaders Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 680,819
Unrealized depreciation	(239,091)
Net unrealized appreciation (depreciation)	$ 441,728
Cost for federal income tax purposes	$ 7,541,125

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and, the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,873	$ 1,392
Class T	.25%	.25%	4,400	2,799
Class B	.75%	.25%	6,644	6,374
Class C	.75%	.25%	6,194	6,029
			$ 19,111	$ 16,594

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,000
Class T	720
Class B*	-
Class C*	12
$ 2,732

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,639.22
Class T	2,276.26
Class B	1,403.21
Class C	1,202.19
Institutional Class	811.14
	$ 7,331

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

Effective November 1, 2003, FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 23,694
Class T	1.75%	28,010
Class B	2.25%	20,849
Class C	2.25%	19,326
Institutional Class	1.25%	17,208
		$ 109,087

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,464 for the period.

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 70% of the total outstanding shares of the fund.

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003 A	Six months ended April 30, 2004	Year ended October 31, 2003 A
Class A
Shares sold	81,520	108,230	$ 932,256	$ 1,082,566
Shares redeemed	(553)	-	(5,792)	-
Net increase (decrease)	80,967	108,230	$ 926,464	$ 1,082,566
Class T
Shares sold	42,352	150,758	$ 474,464	$ 1,501,803
Shares redeemed	(15,127)	(1,601)	(176,090)	(15,902)
Net increase (decrease)	27,225	149,157	$ 298,374	$ 1,485,901
Class B
Shares sold	25,823	108,790	$ 288,830	$ 1,088,261
Shares redeemed	(1,348)	-	(15,216)	-
Net increase (decrease)	24,475	108,790	$ 273,614	$ 1,088,261
Class C
Shares sold	15,297	103,373	$ 170,532	$ 1,033,885
Shares redeemed	(212)	-	(2,409)	-
Net increase (decrease)	15,085	103,373	$ 168,123	$ 1,033,885
Institutional Class
Shares sold	118	100,001	$ 1,371	$ 1,000,010
Net increase (decrease)	118	100,001	$ 1,371	$ 1,000,010

A For the period June 17, 2003 (commencement of operations) to October 31, 2003.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Company

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AVLFI-USAN-0604
1.800658.100

Fidelity® Advisor

Value Leaders

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.0	1.8
American International Group, Inc.	2.9	2.4
Bank of America Corp.	2.8	2.5
Citigroup, Inc.	2.3	3.4
Tyco International Ltd.	2.2	2.0
ChevronTexaco Corp.	2.1	1.7
SBC Communications, Inc.	2.0	0.7
Verizon Communications, Inc.	1.7	2.2
Honeywell International, Inc.	1.6	0.5
General Electric Co.	1.6	0.1
	22.2
Top Five Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.0	29.4
Consumer Discretionary	14.3	13.6
Industrials	14.0	11.3
Energy	12.5	9.8
Information Technology	9.0	10.9
Asset Allocation (% of fund's net assets)
As of April 30, 2004 *	As of October 31, 2003 **
Stocks 97.9%	Stocks 101.2%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets(dagger) (1.2)%

* Foreign investments	4.1%	** Foreign investments	3.7%

(dagger)Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 0.1%
TRW Automotive Holdings Corp.	500	$ 10,490
Automobiles - 0.1%
Harley-Davidson, Inc.	100	5,632
Hotels, Restaurants & Leisure - 1.5%
Caesars Entertainment, Inc. (a)	800	10,600
McDonald's Corp.	2,900	78,967
Orbitz, Inc. Class A	500	12,725
Royal Caribbean Cruises Ltd.	300	12,159
Six Flags, Inc. (a)	900	6,687
		121,138
Household Durables - 1.2%
LG Electronics, Inc.	190	11,529
Newell Rubbermaid, Inc.	900	21,276
Pulte Homes, Inc.	300	14,751
Sony Corp. sponsored ADR	900	34,560
Techtronic Industries Co. Ltd.	6,000	16,077
		98,193
Leisure Equipment & Products - 0.5%
Brunswick Corp.	200	8,222
Eastman Kodak Co.	800	20,632
Leapfrog Enterprises, Inc. Class A (a)	600	12,906
		41,760
Media - 7.9%
Cablevision Systems Corp. - NY Group Class A (a)	1,700	37,111
Clear Channel Communications, Inc.	1,920	79,661
Cumulus Media, Inc. Class A (a)	1,700	35,734
EchoStar Communications Corp. Class A (a)	200	6,638
Emmis Communications Corp. Class A (a)	1,000	23,400
Fox Entertainment Group, Inc. Class A (a)	1,000	27,850
Grupo Televisa SA de CV sponsored ADR	500	21,795
Lamar Advertising Co. Class A (a)	1,100	45,166
Liberty Media Corp. Class A (a)	3,400	37,196
News Corp. Ltd. sponsored ADR	438	14,783
NTL, Inc. (a)	926	52,569
Salem Communications Corp. Class A (a)	350	10,434
The DIRECTV Group, Inc. (a)	1,634	29,249
Time Warner, Inc. (a)	5,700	95,874
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc. Class B (non-vtg.)	1,400	$ 54,110
Walt Disney Co.	2,700	62,181
		633,751
Multiline Retail - 0.4%
JCPenney Co., Inc.	500	16,930
Saks, Inc.	900	12,960
		29,890
Specialty Retail - 2.6%
American Eagle Outfitters, Inc. (a)	700	17,983
Gap, Inc.	1,800	39,618
Home Depot, Inc.	1,800	63,342
Office Depot, Inc. (a)	1,700	29,767
Sonic Automotive, Inc. Class A	700	17,430
Toys 'R' Us, Inc. (a)	1,900	29,355
Weight Watchers International, Inc. (a)	200	7,800
		205,295
TOTAL CONSUMER DISCRETIONARY		1,146,149
CONSUMER STAPLES - 4.7%
Beverages - 1.2%
Anheuser-Busch Companies, Inc.	400	20,496
PepsiCo, Inc.	900	49,041
The Coca-Cola Co.	560	28,319
		97,856
Food & Staples Retailing - 0.9%
Safeway, Inc. (a)	1,500	34,425
Wal-Mart Stores, Inc.	600	34,200
		68,625
Food Products - 0.2%
Del Monte Foods Co. (a)	200	2,212
Interstate Bakeries Corp.	1,300	14,690
		16,902
Household Products - 1.6%
Clorox Co.	400	20,712
Colgate-Palmolive Co.	100	5,788
Procter & Gamble Co.	950	100,463
		126,963
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Personal Products - 0.6%
Gillette Co.	1,080	$ 44,194
Tobacco - 0.2%
Altria Group, Inc.	330	18,275
TOTAL CONSUMER STAPLES		372,815
ENERGY - 12.5%
Energy Equipment & Services - 4.4%
Baker Hughes, Inc.	1,000	36,680
ENSCO International, Inc.	2,310	63,225
GlobalSantaFe Corp.	1,100	29,007
Halliburton Co.	500	14,900
National-Oilwell, Inc. (a)	400	11,168
Pride International, Inc. (a)	1,300	21,931
Rowan Companies, Inc. (a)	600	13,380
Smith International, Inc. (a)	600	32,850
Transocean, Inc. (a)	1,400	38,878
Varco International, Inc. (a)	600	12,414
Weatherford International Ltd. (a)	1,730	75,220
		349,653
Oil & Gas - 8.1%
Amerada Hess Corp.	500	35,565
Apache Corp.	200	8,374
BP PLC sponsored ADR	300	15,870
Burlington Resources, Inc.	400	26,908
ChevronTexaco Corp.	1,850	169,275
ConocoPhillips	800	57,040
Encore Acquisition Co. (a)	300	8,925
Exxon Mobil Corp.	5,570	236,998
Giant Industries, Inc. (a)	700	12,894
Occidental Petroleum Corp.	800	37,760
Premcor, Inc. (a)	600	20,658
Valero Energy Corp.	300	19,128
		649,395
TOTAL ENERGY		999,048
FINANCIALS - 22.0%
Capital Markets - 4.6%
Bear Stearns Companies, Inc.	400	32,056
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
E*TRADE Group, Inc. (a)	1,600	$ 18,176
J.P. Morgan Chase & Co.	1,200	45,120
Lehman Brothers Holdings, Inc.	600	44,040
Merrill Lynch & Co., Inc.	2,200	119,306
Morgan Stanley	2,200	113,058
		371,756
Commercial Banks - 6.9%
Bank of America Corp.	2,771	223,038
Bank One Corp.	2,500	123,425
Banknorth Group, Inc.	600	18,378
East West Bancorp, Inc.	300	16,899
Fifth Third Bancorp	500	26,830
National Commerce Financial Corp.	900	23,931
Texas Capital Bancshares, Inc.	500	7,500
UCBH Holdings, Inc.	500	18,510
Valley National Bancorp	735	19,000
Wachovia Corp.	400	18,300
Wells Fargo & Co.	950	53,637
		549,448
Consumer Finance - 0.1%
MBNA Corp.	300	7,314
Diversified Financial Services - 2.5%
CIT Group, Inc.	480	16,498
Citigroup, Inc.	3,800	182,742
		199,240
Insurance - 6.4%
ACE Ltd.	1,000	43,840
AFLAC, Inc.	400	16,892
Allianz AG sponsored ADR	1,400	14,756
AMBAC Financial Group, Inc.	610	42,090
American International Group, Inc.	3,240	232,146
Hartford Financial Services Group, Inc.	500	30,540
Marsh & McLennan Companies, Inc.	250	11,275
MetLife, Inc.	600	20,700
Scottish Re Group Ltd.	300	6,564
St. Paul Companies, Inc.	216	8,785
The Chubb Corp.	200	13,800
UnumProvident Corp.	1,700	26,435
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
W.R. Berkley Corp.	500	$ 20,250
XL Capital Ltd. Class A	300	22,905
		510,978
Real Estate - 0.7%
Apartment Investment & Management Co. Class A	1,400	39,438
iStar Financial, Inc.	300	10,662
Manufactured Home Communities, Inc.	150	4,695
Spirit Finance Corp. (b)	300	3,000
		57,795
Thrifts & Mortgage Finance - 0.8%
Fannie Mae	60	4,123
Freddie Mac	200	11,680
Golden West Financial Corp., Delaware	120	12,613
New York Community Bancorp, Inc.	533	13,362
Sovereign Bancorp, Inc.	1,000	19,980
The PMI Group, Inc.	100	4,303
		66,061
TOTAL FINANCIALS		1,762,592
HEALTH CARE - 8.0%
Biotechnology - 1.3%
Alkermes, Inc. (a)	900	13,797
BioMarin Pharmaceutical, Inc. (a)	1,400	9,688
Cephalon, Inc. (a)	400	22,764
Genentech, Inc. (a)	200	24,560
MedImmune, Inc. (a)	900	21,816
Millennium Pharmaceuticals, Inc. (a)	650	9,744
		102,369
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	2,040	64,566
Dade Behring Holdings, Inc. (a)	400	18,400
Immucor, Inc. (a)	400	9,860
Nutraceutical International Corp. (a)	400	9,300
St. Jude Medical, Inc. (a)	300	22,878
		125,004
Health Care Providers & Services - 1.6%
Community Health Systems, Inc. (a)	300	7,737
Covance, Inc. (a)	250	8,435
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
HealthSouth Corp. (a)	3,800	$ 16,340
Lincare Holdings, Inc. (a)	300	10,419
Odyssey Healthcare, Inc. (a)	400	6,724
PacifiCare Health Systems, Inc. (a)	460	16,450
ProxyMed, Inc. (a)	200	3,600
Tenet Healthcare Corp. (a)	1,100	12,936
UnitedHealth Group, Inc.	500	30,740
WebMD Corp. (a)	1,696	14,908
		128,289
Pharmaceuticals - 3.6%
Forest Laboratories, Inc. (a)	200	12,896
Johnson & Johnson	1,080	58,352
Merck & Co., Inc.	1,850	86,950
Pfizer, Inc.	800	28,608
Schering-Plough Corp.	5,240	87,665
Wyeth	300	11,421
		285,892
TOTAL HEALTH CARE		641,554
INDUSTRIALS - 14.0%
Aerospace & Defense - 3.6%
BE Aerospace, Inc. (a)	1,100	7,238
Boeing Co.	700	29,883
Bombardier, Inc. Class B (sub. vtg.)	2,600	11,450
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	200	5,160
Goodrich Corp.	300	8,637
Honeywell International, Inc.	3,840	132,787
Lockheed Martin Corp.	740	35,298
Northrop Grumman Corp.	300	29,775
Precision Castparts Corp.	150	6,752
Raytheon Co.	200	6,452
United Defense Industries, Inc. (a)	400	13,860
		287,292
Air Freight & Logistics - 0.2%
Expeditors International of Washington, Inc.	360	14,468
Airlines - 0.8%
AirTran Holdings, Inc. (a)	1,700	20,757
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Airlines - continued
Ryanair Holdings PLC sponsored ADR (a)	200	$ 6,664
Southwest Airlines Co.	2,600	37,128
		64,549
Building Products - 0.7%
Masco Corp.	1,850	51,819
Trex Co., Inc. (a)	200	7,742
		59,561
Commercial Services & Supplies - 3.0%
Avery Dennison Corp.	500	32,115
Cendant Corp.	2,800	66,304
Cintas Corp.	400	17,984
IKON Office Solutions, Inc.	900	10,017
Monster Worldwide, Inc. (a)	400	10,244
On Assignment, Inc. (a)	700	3,570
Robert Half International, Inc. (a)	2,600	70,902
ServiceMaster Co.	600	7,278
Waste Management, Inc.	900	25,560
		243,974
Construction & Engineering - 0.6%
Chicago Bridge & Iron Co. NV	900	25,875
Fluor Corp.	500	19,080
MasTec, Inc. (a)	800	5,864
		50,819
Electrical Equipment - 0.2%
Emerson Electric Co.	200	12,044
Rockwell Automation, Inc.	200	6,538
		18,582
Industrial Conglomerates - 4.0%
3M Co.	220	19,026
General Electric Co.	4,130	123,694
Tyco International Ltd.	6,400	175,680
		318,400
Machinery - 0.7%
AGCO Corp. (a)	500	9,625
Caterpillar, Inc.	160	12,437
Manitowoc Co., Inc.	300	9,123
SPX Corp.	500	22,175
		53,360
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	270	$ 14,148
TOTAL INDUSTRIALS		1,125,153
INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 1.5%
Brocade Communications Systems, Inc. (a)	1,400	7,490
Cisco Systems, Inc. (a)	1,300	27,131
Juniper Networks, Inc. (a)	300	6,564
Lucent Technologies, Inc. (a)	5,800	19,546
McDATA Corp. Class A (a)	900	4,797
Motorola, Inc.	1,800	32,850
Scientific-Atlanta, Inc.	200	6,478
Telefonaktiebolaget LM Ericsson ADR (a)	600	16,002
		120,858
Computers & Peripherals - 1.9%
Diebold, Inc.	150	6,914
Hewlett-Packard Co.	1,200	23,640
Hutchinson Technology, Inc. (a)	300	7,377
International Business Machines Corp.	1,210	106,686
Western Digital Corp. (a)	500	4,040
		148,657
Electronic Equipment & Instruments - 1.5%
Amphenol Corp. Class A (a)	400	12,644
Flextronics International Ltd. (a)	500	8,050
PerkinElmer, Inc.	600	11,550
Thermo Electron Corp. (a)	700	20,440
Waters Corp. (a)	1,600	69,040
		121,724
Internet Software & Services - 0.3%
Yahoo!, Inc. (a)	400	20,184
IT Services - 0.6%
Affiliated Computer Services, Inc. Class A (a)	390	18,915
BearingPoint, Inc. (a)	1,100	11,022
Computer Sciences Corp. (a)	350	14,319
The BISYS Group, Inc. (a)	500	7,250
		51,506
Office Electronics - 0.3%
Xerox Corp. (a)	1,900	25,517
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.1%
Agere Systems, Inc. Class B (a)	3,300	$ 7,161
Amkor Technology, Inc. (a)	500	4,040
Cabot Microelectronics Corp. (a)	170	5,020
FormFactor, Inc.	400	7,036
Intel Corp.	400	10,292
Intersil Corp. Class A	300	5,925
National Semiconductor Corp. (a)	300	12,237
Novellus Systems, Inc. (a)	600	17,376
PMC-Sierra, Inc. (a)	600	7,290
Samsung Electronics Co. Ltd.	28	13,292
		89,669
Software - 1.8%
BEA Systems, Inc. (a)	1,269	14,479
Microsoft Corp.	3,960	102,841
Oracle Corp. (a)	600	6,732
Symantec Corp. (a)	200	9,010
Take-Two Interactive Software, Inc. (a)	300	8,667
		141,729
TOTAL INFORMATION TECHNOLOGY		719,844
MATERIALS - 6.1%
Chemicals - 2.7%
Dow Chemical Co.	2,300	91,287
E.I. du Pont de Nemours & Co.	1,400	60,130
Lyondell Chemical Co.	1,300	21,255
Millennium Chemicals, Inc.	1,800	29,466
Olin Corp.	800	13,816
		215,954
Containers & Packaging - 1.2%
Ball Corp.	200	13,200
Bemis Co., Inc.	400	10,804
Owens-Illinois, Inc. (a)	2,012	28,088
Packaging Corp. of America	800	17,584
Smurfit-Stone Container Corp. (a)	1,200	20,628
		90,304
Metals & Mining - 1.7%
Alcoa, Inc.	800	24,600
Companhia Vale do Rio Doce sponsored ADR	200	9,100
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Freeport-McMoRan Copper & Gold, Inc. Class B	400	$ 12,200
GrafTech International Ltd. (a)	500	4,435
Massey Energy Co.	1,100	25,762
Metals USA, Inc. (a)	100	1,265
Newmont Mining Corp.	350	13,090
Nucor Corp.	800	47,520
		137,972
Paper & Forest Products - 0.5%
Bowater, Inc.	860	36,077
Weyerhaeuser Co.	100	5,920
		41,997
TOTAL MATERIALS		486,227
TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 4.2%
Citizens Communications Co. (a)	500	6,520
Covad Communications Group, Inc. (a)	3,800	7,600
Qwest Communications International, Inc. (a)	1,200	4,824
SBC Communications, Inc.	6,350	158,115
Telefonos de Mexico SA de CV sponsored ADR	500	17,070
Verizon Communications, Inc.	3,700	139,638
		333,767
Wireless Telecommunication Services - 0.6%
Crown Castle International Corp. (a)	1,400	19,530
Nextel Communications, Inc. Class A (a)	700	16,702
Nextel Partners, Inc. Class A (a)	800	10,680
Western Wireless Corp. Class A (a)	300	6,246
		53,158
TOTAL TELECOMMUNICATION SERVICES		386,925
UTILITIES - 2.5%
Electric Utilities - 1.8%
Entergy Corp.	400	21,840
FirstEnergy Corp.	800	31,280
PG&E Corp. (a)	1,000	27,520
PPL Corp.	400	17,140
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
Southern Co.	500	$ 14,380
TXU Corp.	1,100	37,554
		149,714
Multi-Utilities & Unregulated Power - 0.7%
AES Corp. (a)	2,200	19,074
Calpine Corp. (a)	2,500	10,850
Public Service Enterprise Group, Inc.	200	8,580
Westar Energy, Inc.	800	16,328
		54,832
TOTAL UTILITIES		204,546
TOTAL COMMON STOCKS (Cost $7,363,852)		7,844,853
Cash Equivalents - 1.7%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 0.95%, dated 4/30/04 due 5/3/04) (Cost $138,000)	$ 138,011	138,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $7,501,852)		7,982,853
NET OTHER ASSETS - 0.4%		28,673
NET ASSETS - 100%		$ 8,011,526
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,000 or 0.0% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $5,535,821 and $4,109,331, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $599 for the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $138,000) (cost $7,501,852) - See accompanying schedule		$ 7,982,853
Cash		722
Receivable for investments sold		168,665
Receivable for fund shares sold		4,922
Dividends receivable		8,863
Prepaid expenses		7,621
Receivable from investment adviser for expense reductions		18,217
Other receivables		973
Total assets		8,192,836

Liabilities
Payable for investments purchased	$ 150,157
Payable for fund shares redeemed	24
Accrued management fee	3,870
Distribution fees payable	3,616
Other affiliated payables	4,093
Other payables and accrued expenses	19,550
Total liabilities		181,310

Net Assets		$ 8,011,526
Net Assets consist of:
Paid in capital		$ 7,356,691
Accumulated net investment loss		(4,838)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		178,671
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		481,002
Net Assets		$ 8,011,526

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2004 (Unaudited)
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($2,118,158 ÷ 189,197 shares)	$ 11.20

Maximum offering price per share (100/94.25 of $11.20)	$ 11.88
Class T: Net Asset Value and redemption price per share ($1,970,430 ÷ 176,382 shares)	$ 11.17

Maximum offering price per share (100/96.50 of $11.17)	$ 11.58
Class B: Net Asset Value and offering price per share ($1,482,216 ÷ 133,265 shares) A	$ 11.12

Class C: Net Asset Value and offering price per share ($1,317,325 ÷ 118,458 shares) A	$ 11.12

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,123,397 ÷ 100,119 shares)	$ 11.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 55,874
Interest		429
Total income		56,303

Expenses
Management fee	$ 20,006
Transfer agent fees	7,331
Distribution fees	19,111
Accounting fees and expenses	21,002
Non-interested trustees' compensation	15
Custodian fees and expenses	11,762
Registration fees	71,754
Audit	16,147
Legal	4,545
Miscellaneous	19
Total expenses before reductions	171,692
Expense reductions	(110,551)	61,141
Net investment income (loss)		(4,838)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	195,367
Foreign currency transactions	(2)
Total net realized gain (loss)		195,365
Change in net unrealized appreciation (depreciation) on: Investment securities	251,903
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		251,904
Net gain (loss)		447,269
Net increase (decrease) in net assets resulting from operations		$ 442,431

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	June 17, 2003, (commencement of operations) to October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,838)	$ (7,024)
Net realized gain (loss)	195,365	(11,548)
Change in net unrealized appreciation (depreciation)	251,904	229,098
Net increase (decrease) in net assets resulting from operations	442,431	210,526
Share transactions - net increase (decrease)	1,667,946	5,690,623
Total increase (decrease) in net assets	2,110,377	5,901,149

Net Assets
Beginning of period	5,901,149	-
End of period (including accumulated net investment loss of $4,838 and undistributed net investment income of $0, respectively)	$ 8,011,526	$ 5,901,149

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2004
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.01	-H
Net realized and unrealized gain (loss)	.82	.37
Total from investment operations	.83	.37
Net asset value, end of period	$ 11.20	$ 10.37
Total ReturnB,C,D	8.00%	3.70%
Ratios to Average Net AssetsG
Expenses before expense reductions	4.64%A	5.52%A
Expenses net of voluntary waivers, if any	1.50%A	1.75%A
Expenses net of all reductions	1.46%A	1.73%A
Net investment income (loss)	.16%A	(.05)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,118	$ 1,123
Portfolio turnover rate	119%A	108%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period June 17, 2003 (commencement of operations) to October 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2004
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss)E	-H	(.01)
Net realized and unrealized gain (loss)	.81	.37
Total from investment operations	.81	.36
Net asset value, end of period	$ 11.17	$ 10.36
Total ReturnB,C,D	7.82%	3.60%
Ratios to Average Net AssetsG
Expenses before expense reductions	4.93%A	5.77%A
Expenses net of voluntary waivers, if any	1.75%A	2.00%A
Expenses net of all reductions	1.71%A	1.98%A
Net investment income (loss)	(.09)%A	(.30)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,970	$ 1,546
Portfolio turnover rate	119%A	108%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period June 17, 2003 (commencement of operations) to October 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2004
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.03)	(.03)
Net realized and unrealized gain (loss)	.81	.37
Total from investment operations	.78	.34
Net asset value, end of period	$ 11.12	$ 10.34
Total ReturnB,C,D	7.54%	3.40%
Ratios to Average Net AssetsG
Expenses before expense reductions	5.38%A	6.24%A
Expenses net of voluntary waivers, if any	2.25%A	2.50%A
Expenses net of all reductions	2.21%A	2.48%A
Net investment income (loss)	(.59)%A	(.80)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,482	$ 1,125
Portfolio turnover rate	119%A	108%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period June 17, 2003 (commencement of operations) to October 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2004
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.03)	(.03)
Net realized and unrealized gain (loss)	.81	.37
Total from investment operations	.78	.34
Net asset value, end of period	$ 11.12	$ 10.34
Total ReturnB,C,D	7.54%	3.40%
Ratios to Average Net AssetsG
Expenses before expense reductions	5.36%A	6.24%A
Expenses net of voluntary waivers, if any	2.25%A	2.50%A
Expenses net of all reductions	2.21%A	2.48%A
Net investment income (loss)	(.59)%A	(.80)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,317	$ 1,069
Portfolio turnover rate	119%A	108%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period June 17, 2003 (commencement of operations) to October 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2004
	(Unaudited)	2003E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.01
Net realized and unrealized gain (loss)	.82	.37
Total from investment operations	.84	.38
Net asset value, end of period	$ 11.22	$ 10.38
Total ReturnB,C	8.09%	3.80%
Ratios to Average Net AssetsF
Expenses before expense reductions	4.32%A	5.27%A
Expenses net of voluntary waivers, if any	1.25%A	1.50%A
Expenses net of all reductions	1.21%A	1.48%A
Net investment income (loss)	.41%A	.20%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,123	$ 1,038
Portfolio turnover rate	119%A	108%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 17, 2003 (commencement of operations) to October 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Value Leaders Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 680,819
Unrealized depreciation	(239,091)
Net unrealized appreciation (depreciation)	$ 441,728
Cost for federal income tax purposes	$ 7,541,125

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and, the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,873	$ 1,392
Class T	.25%	.25%	4,400	2,799
Class B	.75%	.25%	6,644	6,374
Class C	.75%	.25%	6,194	6,029
			$ 19,111	$ 16,594

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,000
Class T	720
Class B*	-
Class C*	12
$ 2,732

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,639.22
Class T	2,276.26
Class B	1,403.21
Class C	1,202.19
Institutional Class	811.14
	$ 7,331

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

Effective November 1, 2003, FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 23,694
Class T	1.75%	28,010
Class B	2.25%	20,849
Class C	2.25%	19,326
Institutional Class	1.25%	17,208
		$ 109,087

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,464 for the period.

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 70% of the total outstanding shares of the fund.

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003 A	Six months ended April 30, 2004	Year ended October 31, 2003 A
Class A
Shares sold	81,520	108,230	$ 932,256	$ 1,082,566
Shares redeemed	(553)	-	(5,792)	-
Net increase (decrease)	80,967	108,230	$ 926,464	$ 1,082,566
Class T
Shares sold	42,352	150,758	$ 474,464	$ 1,501,803
Shares redeemed	(15,127)	(1,601)	(176,090)	(15,902)
Net increase (decrease)	27,225	149,157	$ 298,374	$ 1,485,901
Class B
Shares sold	25,823	108,790	$ 288,830	$ 1,088,261
Shares redeemed	(1,348)	-	(15,216)	-
Net increase (decrease)	24,475	108,790	$ 273,614	$ 1,088,261
Class C
Shares sold	15,297	103,373	$ 170,532	$ 1,033,885
Shares redeemed	(212)	-	(2,409)	-
Net increase (decrease)	15,085	103,373	$ 168,123	$ 1,033,885
Institutional Class
Shares sold	118	100,001	$ 1,371	$ 1,000,010
Net increase (decrease)	118	100,001	$ 1,371	$ 1,000,010

A For the period June 17, 2003 (commencement of operations) to October 31, 2003.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Company

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AVLF-USAN-0604
1.800655.100

Fidelity® Advisor

International
Capital Appreciation

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
UFJ Holdings, Inc. (Japan, Commercial Banks)	3.7	0.0
State Bank of India (India, Commercial Banks)	3.4	2.6
LG Electronics, Inc. (Korea (South), Household Durables)	3.2	0.0
The Swatch Group AG (Reg.) (Switzerland, Textiles Apparel & Luxury Goods)	3.2	1.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.2	0.6
	16.7
Top Five Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.7	28.7
Health Care	15.5	12.9
Consumer Discretionary	12.7	10.2
Telecommunication Services	9.8	7.3
Information Technology	7.9	18.0
Top Five Countries as of April 30, 2004
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	17.2	19.3
United Kingdom	14.0	12.7
Switzerland	13.3	8.7
India	8.0	8.5
Canada	5.1	4.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2004	As of October 31, 2003
Stocks 88.7%	Stocks 91.9%
Short-Term Investments and Net Other Assets 11.3%	Short-Term Investments and Net Other Assets 8.1%

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.4%
	Shares	Value (Note 1)
Australia - 1.4%
CSL Ltd.	669,073	$ 10,663,182
Brazil - 3.1%
Aracruz Celulose SA sponsored ADR	534,800	16,653,672
Votorantim Celulose e Papel SA sponsored ADR	208,100	6,534,340
TOTAL BRAZIL		23,188,012
Canada - 5.1%
Angiotech Pharmaceuticals, Inc. (a)	245,505	5,165,888
EnCana Corp.	432,300	16,957,267
Precision Drilling Corp. (a)	331,100	15,751,723
TOTAL CANADA		37,874,878
China - 1.7%
China Telecom Corp. Ltd. (H Shares) (a)	27,902,000	8,049,727
People's Food Holdings Ltd.	5,774,000	4,478,073
TOTAL CHINA		12,527,800
Denmark - 1.1%
Novo Nordisk AS Series B	165,400	7,855,774
France - 4.9%
Business Objects SA (a)	230,182	5,047,891
Dassault Systemes SA	244,347	9,971,138
NRJ Group	348,421	7,484,757
Pernod-Ricard	111,135	14,020,784
TOTAL FRANCE		36,524,570
Germany - 4.0%
Adidas-Salomon AG	74,894	8,644,637
Allianz AG (Reg.)	102,862	10,841,655
Altana AG	104,537	6,651,803
HeidelbergCement AG	80,413	3,626,344
TOTAL GERMANY		29,764,439
Hong Kong - 1.1%
Techtronic Industries Co. Ltd.	2,949,000	7,901,909
India - 8.0%
Bank of Baroda	2,519,358	12,806,406
Bank of India	8,162,319	12,995,102
Bharti Televentures Ltd. (a)	600	2,291
I-Flex Solutions Ltd.	317,503	3,780,121
Common Stocks - continued
	Shares	Value (Note 1)
India - continued
State Bank of India	1,719,300	$ 24,844,214
Zee Telefilms Ltd.	1,665,617	4,777,366
TOTAL INDIA		59,205,500
Japan - 17.2%
Asahi Glass Co. Ltd.	793,000	8,229,750
Bank of Nagoya Ltd.	154,000	807,316
Furukawa Electric Co. Ltd.	1,092,000	4,133,356
JAFCO Co. Ltd.	92,400	7,388,990
KDDI Corp.	3,574	20,990,685
Konica Minolta Holdings, Inc.	638,000	8,661,929
Nikko Cordial Corp.	1,120,000	6,249,543
Nitto Denko Corp.	169,100	9,210,319
Sumitomo Mitsui Financial Group, Inc.	2,947	21,838,198
The Daishi Bank Ltd., Niigata	245,000	855,518
Tv Asahi Corp.	6,456	11,874,203
UFJ Holdings, Inc. (a)	4,470	27,126,814
TOTAL JAPAN		127,366,621
Korea (South) - 3.6%
Internet Auction Co. Ltd. (a)	29,127	2,556,852
LG Electronics, Inc.	394,090	23,913,769
TOTAL KOREA (SOUTH)		26,470,621
Netherlands - 3.0%
ASM International NV (Netherlands) (a)	228,690	4,740,087
QIAGEN NV (a)	473,000	5,605,050
Versatel Telecom International NV (a)	5,714,200	12,254,668
TOTAL NETHERLANDS		22,599,805
South Africa - 1.3%
MTN Group Ltd. (a)	2,298,315	9,561,117
Spain - 1.2%
Banco Popular Espanol SA (Reg.)	166,824	9,200,101
Switzerland - 13.3%
Actelion Ltd. (Reg.) (a)	162,730	17,868,269
Adecco SA	271,984	12,097,848
Barry Callebaut AG	29,430	6,122,258
Roche Holding AG (participation certificate)	222,237	23,330,168
The Swatch Group AG (Reg.)	886,400	23,879,089
UBS AG (Reg.)	219,510	15,541,308
TOTAL SWITZERLAND		98,838,940
Common Stocks - continued
	Shares	Value (Note 1)
Taiwan - 2.3%
United Microelectronics Corp. (a)	18,991,766	$ 17,041,693
Turkey - 0.7%
Akbank T. A. S.	1,178,402,161	5,473,745
United Kingdom - 14.0%
AstraZeneca PLC (United Kingdom)	193,579	9,262,755
Capita Group PLC	669,100	3,687,219
Celltech Group PLC (a)	1,099,213	8,211,752
Centrica PLC	1,539,000	5,977,730
Collins Stewart Tullett PLC	1,122,394	8,320,083
Man Group PLC	394,041	11,823,883
Shire Pharmaceuticals Group PLC (a)	894,683	8,275,818
Smith & Nephew PLC	1,063,200	11,376,240
Unilever PLC	1,514,361	14,564,367
Vodafone Group PLC	8,966,033	22,002,645
TOTAL UNITED KINGDOM		103,502,492
United States of America - 0.4%
NTL, Inc. (a)	57,000	3,235,890
TOTAL COMMON STOCKS (Cost $603,811,861)		648,797,089
Nonconvertible Preferred Stocks - 1.3%

Korea (South) - 1.3%
Samsung Electronics Co. Ltd. (Cost $10,485,662)	33,820	9,338,803
Money Market Funds - 6.9%

Fidelity Cash Central Fund, 1.06% (b)	43,414,934	43,414,934
Fidelity Securities Lending Cash Central Fund, 1.06% (b)	7,645,510	7,645,510
TOTAL MONEY MARKET FUNDS (Cost $51,060,444)		51,060,444
TOTAL INVESTMENT PORTFOLIO - 95.6% (Cost $665,357,967)	709,196,336
NET OTHER ASSETS - 4.4%	32,824,390
NET ASSETS - 100%	$ 742,020,726
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $654,483,007 and $538,470,785, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $91 for the period.
Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $76,360,000 of which $64,126,000 and $12,234,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,350,929) (cost $665,357,967) - See accompanying schedule		$ 709,196,336
Foreign currency held at value (cost $18,585,279)		18,485,228
Receivable for investments sold		26,240,988
Receivable for fund shares sold		2,272,414
Dividends receivable		2,292,337
Interest receivable		46,278
Prepaid expenses		1,740
Other affiliated receivables		127
Other receivables		186,937
Total assets		758,722,385

Liabilities
Payable for investments purchased	$ 5,661,485
Payable for fund shares redeemed	669,550
Accrued management fee	463,966
Distribution fees payable	233,567
Other affiliated payables	226,749
Other payables and accrued expenses	1,800,832
Collateral on securities loaned, at value	7,645,510
Total liabilities		16,701,659

Net Assets		$ 742,020,726
Net Assets consist of:
Paid in capital		$ 711,648,125
Distributions in excess of net investment income		(119,514)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,486,376)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		41,978,491
Net Assets		$ 742,020,726

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($91,255,511 ÷ 5,891,881 shares)	$ 15.49

Maximum offering price per share (100/94.25 of $15.49)	$ 16.44
Class T: Net Asset Value and redemption price per share ($211,372,832 ÷ 13,754,638 shares)	$ 15.37

Maximum offering price per share (100/96.50 of $15.37)	$ 15.93
Class B: Net Asset Value and offering price per share ($62,257,237 ÷ 4,191,660 shares) A	$ 14.85

Class C: Net Asset Value and offering price per share ($81,325,149 ÷ 5,463,988 shares) A	$ 14.88

Institutional Class: Net Asset Value, offering price and redemption price per share ($295,809,997 ÷ 18,817,724 shares)	$ 15.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 5,252,347
Interest		294,759
Security lending		118,297
		5,665,403
Less foreign taxes withheld		(397,915)
Total income		5,267,488

Expenses
Management fee	$ 2,422,578
Transfer agent fees	1,101,894
Distribution fees	1,204,483
Accounting and security lending fees	181,513
Non-interested trustees' compensation	1,451
Custodian fees and expenses	272,749
Registration fees	109,147
Audit	27,756
Legal	6,409
Miscellaneous	3,480
Total expenses before reductions	5,331,460
Expense reductions	(275,458)	5,056,002
Net investment income (loss)		211,486
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	65,136,541
Foreign currency transactions	(198,787)
Total net realized gain (loss)		64,937,754
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $662,748)	(26,115,217)
Assets and liabilities in foreign currencies	(123,836)
Total change in net unrealized appreciation (depreciation)		(26,239,053)
Net gain (loss)		38,698,701
Net increase (decrease) in net assets resulting from operations		$ 38,910,187
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 211,486	$ (626,466)
Net realized gain (loss)	64,937,754	27,831,112
Change in net unrealized appreciation (depreciation)	(26,239,053)	72,027,991
Net increase (decrease) in net assets resulting from operations	38,910,187	99,232,637
Distributions to shareholders from net investment income	(685,316)	-
Share transactions - net increase (decrease)	156,872,911	247,591,083
Redemption fees	229	-
Total increase (decrease) in net assets	195,098,011	346,823,720

Net Assets
Beginning of period	546,922,715	200,098,995
End of period (including distributions in excess of net investment income of $119,514 and undistributed net investment income of $354,316, respectively)	$ 742,020,726	$ 546,922,715

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 14.47	$ 10.93	$ 11.08	$ 15.26	$ 15.06	$ 10.07
Income from Investment Operations
Net investment income (loss)E	.01	-G	-G	(.01)	(.03)	(.01)
Net realized and unrealized gain (loss)	1.01	3.54	(.15)	(3.73)	.88	5.00
Total from investment operations	1.02	3.54	(.15)	(3.74)	.85	4.99
Distributions from net investment income	-	-	-	(.44)	-	-
Distributions in excess of net investment income	-	-	-	-	(.02)	-
Distributions from net realized gain	-	-	-	-	(.63)	-
Total distributions	-	-	-	(.44)	(.65)	-
Redemption fees added to paid in capitalE	-G	-	-	-	-	-
Net asset value, end of period	$ 15.49	$ 14.47	$ 10.93	$ 11.08	$ 15.26	$ 15.06
Total ReturnB,C,D	7.05%	32.39%	(1.35)%	(25.17)%	5.31%	49.55%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.48%A	1.59%	1.67%	1.71%	1.55%	2.13%
Expenses net of voluntary waivers, if any	1.48%A	1.59%	1.67%	1.70%	1.55%	1.72%
Expenses net of all reductions	1.40%A	1.54%	1.57%	1.57%	1.50%	1.67%
Net investment income (loss)	.17%A	.01%	(.02)%	(.05)%	(.16)%	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 91,256	$ 41,867	$ 16,879	$ 12,070	$ 15,348	$ 3,407
Portfolio turnover rate	181%A	205%	193%	270%	308%	218%

AAnnualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 14.38	$ 10.88	$ 11.05	$ 15.21	$ 15.02	$ 10.04
Income from Investment Operations
Net investment income (loss)E	(.01)	(.03)	(.03)	(.03)	(.06)	(.04)
Net realized and unrealized gain (loss)	1.00	3.53	(.14)	(3.73)	.88	5.02
Total from investment operations	.99	3.50	(.17)	(3.76)	.82	4.98
Distributions from net investment income	-	-	-	(.40)	-	-
Distributions in excess of net investment income	-	-	-	-	(.01)	-
Distributions from net realized gain	-	-	-	-	(.62)	-
Total distributions	-	-	-	(.40)	(.63)	-
Redemption fees added to paid in capitalE	-G	-	-	-	-	-
Net asset value, end of period	$ 15.37	$ 14.38	$ 10.88	$ 11.05	$ 15.21	$ 15.02
Total ReturnB,C,D	6.88%	32.17%	(1.54)%	(25.32)%	5.13%	49.60%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.76%A	1.85%	1.86%	1.87%	1.72%	2.29%
Expenses net of voluntary waivers, if any	1.76%A	1.85%	1.86%	1.87%	1.72%	1.97%
Expenses net of all reductions	1.68%A	1.79%	1.76%	1.73%	1.67%	1.92%
Net investment income (loss)	(.10)%A	(.24)%	(.21)%	(.22)%	(.33)%	(.31)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 211,373	$ 149,514	$ 98,148	$ 88,818	$ 145,721	$ 44,233
Portfolio turnover rate	181%A	205%	193%	270%	308%	218%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.94	$ 10.61	$ 10.84	$ 14.96	$ 14.82	$ 9.99
Income from Investment Operations
Net investment income (loss)E	(.05)	(.09)	(.09)	(.10)	(.16)	(.10)
Net realized and unrealized gain (loss)	.96	3.42	(.14)	(3.67)	.89	4.93
Total from investment operations	.91	3.33	(.23)	(3.77)	.73	4.83
Distributions from net investment income	-	-	-	(.35)	-	-
Distributions in excess of net investment income	-	-	-	-	(.01)	-
Distributions from net realized gain	-	-	-	-	(.58)	-
Total distributions	-	-	-	(.35)	(.59)	-
Redemption fees added to paid in capitalE	-G	-	-	-	-	-
Net asset value, end of period	$ 14.85	$ 13.94	$ 10.61	$ 10.84	$ 14.96	$ 14.82
Total ReturnB,C,D	6.53%	31.39%	(2.12)%	(25.75)%	4.60%	48.35%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.35%A	2.42%	2.44%	2.47%	2.30%	2.82%
Expenses net of voluntary waivers, if any	2.35%A	2.42%	2.44%	2.45%	2.30%	2.47%
Expenses net of all reductions	2.26%A	2.37%	2.34%	2.32%	2.26%	2.42%
Net investment income (loss)	(.69)%A	(.82)%	(.79)%	(.80)%	(.92)%	(.81)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,257	$ 50,358	$ 36,981	$ 36,593	$ 49,140	$ 11,098
Portfolio turnover rate	181%A	205%	193%	270%	308%	218%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.96	$ 10.62	$ 10.83	$ 14.96	$ 14.83	$ 9.98
Income from Investment Operations
Net investment income (loss)E	(.04)	(.08)	(.08)	(.09)	(.15)	(.10)
Net realized and unrealized gain (loss)	.96	3.42	(.13)	(3.67)	.88	4.95
Total from investment operations	.92	3.34	(.21)	(3.76)	.73	4.85
Distributions from net investment income	-	-	-	(.37)	-	-
Distributions in excess of net investment income	-	-	-	-	(.01)	-
Distributions from net realized gain	-	-	-	-	(.59)	-
Total distributions	-	-	-	(.37)	(.60)	-
Redemption fees added to paid in capitalE	-G	-	-	-	-	-
Net asset value, end of period	$ 14.88	$ 13.96	$ 10.62	$ 10.83	$ 14.96	$ 14.83
Total ReturnB,C,D	6.59%	31.45%	(1.94)%	(25.71)%	4.59%	48.60%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.21%A	2.33%	2.34%	2.38%	2.25%	2.82%
Expenses net of voluntary waivers, if any	2.21%A	2.33%	2.34%	2.38%	2.25%	2.47%
Expenses net of all reductions	2.13%A	2.28%	2.24%	2.24%	2.21%	2.42%
Net investment income (loss)	(.56)%A	(.73)%	(.69)%	(.73)%	(.86)%	(.81)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,325	$ 58,560	$ 37,514	$ 33,118	$ 44,041	$ 7,874
Portfolio turnover rate	181%A	205%	193%	270%	308%	218%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 14.70	$ 11.08	$ 11.17	$ 15.35	$ 15.09	$ 10.09
Income from Investment Operations
Net investment income (loss) D	.04	.04	.06	.06	.04	.02
Net realized and unrealized gain (loss)	1.02	3.58	(.15)	(3.75)	.88	4.98
Total from investment operations	1.06	3.62	(.09)	(3.69)	.92	5.00
Distributions from net investment income	(.04)	-	-	(.49)	-	-
Distributions in excess of net investment income	-	-	-	-	(.03)	-
Distributions from net realized gain	-	-	-	-	(.63)	-
Total distributions	(.04)	-	-	(.49)	(.66)	-
Redemption fees added to paid in capital D	-F	-	-	-	-	-
Net asset value, end of period	$ 15.72	$ 14.70	$ 11.08	$ 11.17	$ 15.35	$ 15.09
Total ReturnB,C	7.23%	32.67%	(.81)%	(24.75)%	5.78%	49.55%
Ratios to Average Net AssetsE
Expenses before expense reductions	1.20%A	1.28%	1.15%	1.19%	1.15%	1.70%
Expenses net of voluntary waivers, if any	1.20%A	1.28%	1.15%	1.19%	1.15%	1.47%
Expenses net of all reductions	1.12%A	1.22%	1.06%	1.05%	1.10%	1.42%
Net investment income (loss)	.46%A	.33%	.50%	.46%	.24%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 295,810	$ 246,623	$ 10,577	$ 6,432	$ 9,551	$ 7,099
Portfolio turnover rate	181%A	205%	193%	270%	308%	218%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor International Capital Appreciation Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange / regular trading hours on the Nasdaq stock market, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 68,474,606
Unrealized depreciation	(24,830,920)
Net unrealized appreciation (depreciation)	$ 43,643,686
Cost for federal income tax purposes	$ 665,552,650

Short-Term Trading (Redemption) Fees. Shares purchased after March 31, 2004, and held in the fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 86,142	$ 188
Class T	.25%	.25%	466,660	22,941
Class B	.75%	.25%	287,955	216,313
Class C	.75%	.25%	363,726	109,065
			$ 1,204,483	$ 348,507

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 78,302
Class T	24,073
Class B*	58,591
Class C*	2,760
$ 163,726

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 114,961	.33*
Class T	332,379	.36*
Class B	127,530	.44*
Class C	113,268	.31*
Institutional Class	413,756	.29*
	$ 1,101,894

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $291,872 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $274,920 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $538.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2004	Year ended October 31, 2003
From net investment income
Institutional Class	$ 685,316	$ -

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Class A
Shares sold	3,559,008	4,243,415	$ 55,072,730	$ 49,989,621
Shares redeemed	(560,696)	(2,893,829)	(8,646,068)	(32,761,195)
Net increase (decrease)	2,998,312	1,349,586	$ 46,426,662	$ 17,228,426
Class T
Shares sold	5,230,258	5,031,240	$ 80,140,448	$ 60,317,196
Reinvestment of distributions	-	-	-	-
Shares redeemed	(1,875,707)	(3,649,898)	(28,815,287)	(42,360,440)
Net increase (decrease)	3,354,551	1,381,342	$ 51,325,161	$ 17,956,756
Class B
Shares sold	969,494	941,457	$ 14,476,879	$ 11,384,820
Shares redeemed	(391,636)	(812,547)	(5,844,416)	(9,256,128)
Net increase (decrease)	577,858	128,910	$ 8,632,463	$ 2,128,692
Class C
Shares sold	1,625,108	1,929,759	$ 24,041,539	$ 23,497,018
Shares redeemed	(357,276)	(1,266,712)	(5,318,250)	(15,061,286)
Net increase (decrease)	1,267,832	663,047	$ 18,723,289	$ 8,435,732
Institutional Class
Shares sold	3,258,619	18,971,810	$ 50,818,010	$ 242,761,451
Reinvestment of distributions	44,895	-	666,234	-
Shares redeemed	(1,258,328)	(3,154,144)	(19,718,908)	(40,919,974)
Net increase (decrease)	2,045,186	15,817,666	$ 31,765,336	$ 201,841,477

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Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AICAP-USAN-0604
1.784890.101

Fidelity® Advisor

International
Capital Appreciation

Fund - Institutional Class

Semiannual Report

April 30, 2004

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
UFJ Holdings, Inc. (Japan, Commercial Banks)	3.7	0.0
State Bank of India (India, Commercial Banks)	3.4	2.6
LG Electronics, Inc. (Korea (South), Household Durables)	3.2	0.0
The Swatch Group AG (Reg.) (Switzerland, Textiles Apparel & Luxury Goods)	3.2	1.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.2	0.6
	16.7
Top Five Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.7	28.7
Health Care	15.5	12.9
Consumer Discretionary	12.7	10.2
Telecommunication Services	9.8	7.3
Information Technology	7.9	18.0
Top Five Countries as of April 30, 2004
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	17.2	19.3
United Kingdom	14.0	12.7
Switzerland	13.3	8.7
India	8.0	8.5
Canada	5.1	4.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2004	As of October 31, 2003
Stocks 88.7%	Stocks 91.9%
Short-Term Investments and Net Other Assets 11.3%	Short-Term Investments and Net Other Assets 8.1%

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.4%
	Shares	Value (Note 1)
Australia - 1.4%
CSL Ltd.	669,073	$ 10,663,182
Brazil - 3.1%
Aracruz Celulose SA sponsored ADR	534,800	16,653,672
Votorantim Celulose e Papel SA sponsored ADR	208,100	6,534,340
TOTAL BRAZIL		23,188,012
Canada - 5.1%
Angiotech Pharmaceuticals, Inc. (a)	245,505	5,165,888
EnCana Corp.	432,300	16,957,267
Precision Drilling Corp. (a)	331,100	15,751,723
TOTAL CANADA		37,874,878
China - 1.7%
China Telecom Corp. Ltd. (H Shares) (a)	27,902,000	8,049,727
People's Food Holdings Ltd.	5,774,000	4,478,073
TOTAL CHINA		12,527,800
Denmark - 1.1%
Novo Nordisk AS Series B	165,400	7,855,774
France - 4.9%
Business Objects SA (a)	230,182	5,047,891
Dassault Systemes SA	244,347	9,971,138
NRJ Group	348,421	7,484,757
Pernod-Ricard	111,135	14,020,784
TOTAL FRANCE		36,524,570
Germany - 4.0%
Adidas-Salomon AG	74,894	8,644,637
Allianz AG (Reg.)	102,862	10,841,655
Altana AG	104,537	6,651,803
HeidelbergCement AG	80,413	3,626,344
TOTAL GERMANY		29,764,439
Hong Kong - 1.1%
Techtronic Industries Co. Ltd.	2,949,000	7,901,909
India - 8.0%
Bank of Baroda	2,519,358	12,806,406
Bank of India	8,162,319	12,995,102
Bharti Televentures Ltd. (a)	600	2,291
I-Flex Solutions Ltd.	317,503	3,780,121
Common Stocks - continued
	Shares	Value (Note 1)
India - continued
State Bank of India	1,719,300	$ 24,844,214
Zee Telefilms Ltd.	1,665,617	4,777,366
TOTAL INDIA		59,205,500
Japan - 17.2%
Asahi Glass Co. Ltd.	793,000	8,229,750
Bank of Nagoya Ltd.	154,000	807,316
Furukawa Electric Co. Ltd.	1,092,000	4,133,356
JAFCO Co. Ltd.	92,400	7,388,990
KDDI Corp.	3,574	20,990,685
Konica Minolta Holdings, Inc.	638,000	8,661,929
Nikko Cordial Corp.	1,120,000	6,249,543
Nitto Denko Corp.	169,100	9,210,319
Sumitomo Mitsui Financial Group, Inc.	2,947	21,838,198
The Daishi Bank Ltd., Niigata	245,000	855,518
Tv Asahi Corp.	6,456	11,874,203
UFJ Holdings, Inc. (a)	4,470	27,126,814
TOTAL JAPAN		127,366,621
Korea (South) - 3.6%
Internet Auction Co. Ltd. (a)	29,127	2,556,852
LG Electronics, Inc.	394,090	23,913,769
TOTAL KOREA (SOUTH)		26,470,621
Netherlands - 3.0%
ASM International NV (Netherlands) (a)	228,690	4,740,087
QIAGEN NV (a)	473,000	5,605,050
Versatel Telecom International NV (a)	5,714,200	12,254,668
TOTAL NETHERLANDS		22,599,805
South Africa - 1.3%
MTN Group Ltd. (a)	2,298,315	9,561,117
Spain - 1.2%
Banco Popular Espanol SA (Reg.)	166,824	9,200,101
Switzerland - 13.3%
Actelion Ltd. (Reg.) (a)	162,730	17,868,269
Adecco SA	271,984	12,097,848
Barry Callebaut AG	29,430	6,122,258
Roche Holding AG (participation certificate)	222,237	23,330,168
The Swatch Group AG (Reg.)	886,400	23,879,089
UBS AG (Reg.)	219,510	15,541,308
TOTAL SWITZERLAND		98,838,940
Common Stocks - continued
	Shares	Value (Note 1)
Taiwan - 2.3%
United Microelectronics Corp. (a)	18,991,766	$ 17,041,693
Turkey - 0.7%
Akbank T. A. S.	1,178,402,161	5,473,745
United Kingdom - 14.0%
AstraZeneca PLC (United Kingdom)	193,579	9,262,755
Capita Group PLC	669,100	3,687,219
Celltech Group PLC (a)	1,099,213	8,211,752
Centrica PLC	1,539,000	5,977,730
Collins Stewart Tullett PLC	1,122,394	8,320,083
Man Group PLC	394,041	11,823,883
Shire Pharmaceuticals Group PLC (a)	894,683	8,275,818
Smith & Nephew PLC	1,063,200	11,376,240
Unilever PLC	1,514,361	14,564,367
Vodafone Group PLC	8,966,033	22,002,645
TOTAL UNITED KINGDOM		103,502,492
United States of America - 0.4%
NTL, Inc. (a)	57,000	3,235,890
TOTAL COMMON STOCKS (Cost $603,811,861)		648,797,089
Nonconvertible Preferred Stocks - 1.3%

Korea (South) - 1.3%
Samsung Electronics Co. Ltd. (Cost $10,485,662)	33,820	9,338,803
Money Market Funds - 6.9%

Fidelity Cash Central Fund, 1.06% (b)	43,414,934	43,414,934
Fidelity Securities Lending Cash Central Fund, 1.06% (b)	7,645,510	7,645,510
TOTAL MONEY MARKET FUNDS (Cost $51,060,444)		51,060,444
TOTAL INVESTMENT PORTFOLIO - 95.6% (Cost $665,357,967)	709,196,336
NET OTHER ASSETS - 4.4%	32,824,390
NET ASSETS - 100%	$ 742,020,726
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $654,483,007 and $538,470,785, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $91 for the period.
Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $76,360,000 of which $64,126,000 and $12,234,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,350,929) (cost $665,357,967) - See accompanying schedule		$ 709,196,336
Foreign currency held at value (cost $18,585,279)		18,485,228
Receivable for investments sold		26,240,988
Receivable for fund shares sold		2,272,414
Dividends receivable		2,292,337
Interest receivable		46,278
Prepaid expenses		1,740
Other affiliated receivables		127
Other receivables		186,937
Total assets		758,722,385

Liabilities
Payable for investments purchased	$ 5,661,485
Payable for fund shares redeemed	669,550
Accrued management fee	463,966
Distribution fees payable	233,567
Other affiliated payables	226,749
Other payables and accrued expenses	1,800,832
Collateral on securities loaned, at value	7,645,510
Total liabilities		16,701,659

Net Assets		$ 742,020,726
Net Assets consist of:
Paid in capital		$ 711,648,125
Distributions in excess of net investment income		(119,514)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,486,376)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		41,978,491
Net Assets		$ 742,020,726

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($91,255,511 ÷ 5,891,881 shares)	$ 15.49

Maximum offering price per share (100/94.25 of $15.49)	$ 16.44
Class T: Net Asset Value and redemption price per share ($211,372,832 ÷ 13,754,638 shares)	$ 15.37

Maximum offering price per share (100/96.50 of $15.37)	$ 15.93
Class B: Net Asset Value and offering price per share ($62,257,237 ÷ 4,191,660 shares) A	$ 14.85

Class C: Net Asset Value and offering price per share ($81,325,149 ÷ 5,463,988 shares) A	$ 14.88

Institutional Class: Net Asset Value, offering price and redemption price per share ($295,809,997 ÷ 18,817,724 shares)	$ 15.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 5,252,347
Interest		294,759
Security lending		118,297
		5,665,403
Less foreign taxes withheld		(397,915)
Total income		5,267,488

Expenses
Management fee	$ 2,422,578
Transfer agent fees	1,101,894
Distribution fees	1,204,483
Accounting and security lending fees	181,513
Non-interested trustees' compensation	1,451
Custodian fees and expenses	272,749
Registration fees	109,147
Audit	27,756
Legal	6,409
Miscellaneous	3,480
Total expenses before reductions	5,331,460
Expense reductions	(275,458)	5,056,002
Net investment income (loss)		211,486
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	65,136,541
Foreign currency transactions	(198,787)
Total net realized gain (loss)		64,937,754
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $662,748)	(26,115,217)
Assets and liabilities in foreign currencies	(123,836)
Total change in net unrealized appreciation (depreciation)		(26,239,053)
Net gain (loss)		38,698,701
Net increase (decrease) in net assets resulting from operations		$ 38,910,187

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 211,486	$ (626,466)
Net realized gain (loss)	64,937,754	27,831,112
Change in net unrealized appreciation (depreciation)	(26,239,053)	72,027,991
Net increase (decrease) in net assets resulting from operations	38,910,187	99,232,637
Distributions to shareholders from net investment income	(685,316)	-
Share transactions - net increase (decrease)	156,872,911	247,591,083
Redemption fees	229	-
Total increase (decrease) in net assets	195,098,011	346,823,720

Net Assets
Beginning of period	546,922,715	200,098,995
End of period (including distributions in excess of net investment income of $119,514 and undistributed net investment income of $354,316, respectively)	$ 742,020,726	$ 546,922,715

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 14.47	$ 10.93	$ 11.08	$ 15.26	$ 15.06	$ 10.07
Income from Investment Operations
Net investment income (loss)E	.01	-G	-G	(.01)	(.03)	(.01)
Net realized and unrealized gain (loss)	1.01	3.54	(.15)	(3.73)	.88	5.00
Total from investment operations	1.02	3.54	(.15)	(3.74)	.85	4.99
Distributions from net investment income	-	-	-	(.44)	-	-
Distributions in excess of net investment income	-	-	-	-	(.02)	-
Distributions from net realized gain	-	-	-	-	(.63)	-
Total distributions	-	-	-	(.44)	(.65)	-
Redemption fees added to paid in capitalE	-G	-	-	-	-	-
Net asset value, end of period	$ 15.49	$ 14.47	$ 10.93	$ 11.08	$ 15.26	$ 15.06
Total ReturnB,C,D	7.05%	32.39%	(1.35)%	(25.17)%	5.31%	49.55%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.48%A	1.59%	1.67%	1.71%	1.55%	2.13%
Expenses net of voluntary waivers, if any	1.48%A	1.59%	1.67%	1.70%	1.55%	1.72%
Expenses net of all reductions	1.40%A	1.54%	1.57%	1.57%	1.50%	1.67%
Net investment income (loss)	.17%A	.01%	(.02)%	(.05)%	(.16)%	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 91,256	$ 41,867	$ 16,879	$ 12,070	$ 15,348	$ 3,407
Portfolio turnover rate	181%A	205%	193%	270%	308%	218%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 14.38	$ 10.88	$ 11.05	$ 15.21	$ 15.02	$ 10.04
Income from Investment Operations
Net investment income (loss)E	(.01)	(.03)	(.03)	(.03)	(.06)	(.04)
Net realized and unrealized gain (loss)	1.00	3.53	(.14)	(3.73)	.88	5.02
Total from investment operations	.99	3.50	(.17)	(3.76)	.82	4.98
Distributions from net investment income	-	-	-	(.40)	-	-
Distributions in excess of net investment income	-	-	-	-	(.01)	-
Distributions from net realized gain	-	-	-	-	(.62)	-
Total distributions	-	-	-	(.40)	(.63)	-
Redemption fees added to paid in capitalE	-G	-	-	-	-	-
Net asset value, end of period	$ 15.37	$ 14.38	$ 10.88	$ 11.05	$ 15.21	$ 15.02
Total ReturnB,C,D	6.88%	32.17%	(1.54)%	(25.32)%	5.13%	49.60%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.76%A	1.85%	1.86%	1.87%	1.72%	2.29%
Expenses net of voluntary waivers, if any	1.76%A	1.85%	1.86%	1.87%	1.72%	1.97%
Expenses net of all reductions	1.68%A	1.79%	1.76%	1.73%	1.67%	1.92%
Net investment income (loss)	(.10)%A	(.24)%	(.21)%	(.22)%	(.33)%	(.31)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 211,373	$ 149,514	$ 98,148	$ 88,818	$ 145,721	$ 44,233
Portfolio turnover rate	181%A	205%	193%	270%	308%	218%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.94	$ 10.61	$ 10.84	$ 14.96	$ 14.82	$ 9.99
Income from Investment Operations
Net investment income (loss)E	(.05)	(.09)	(.09)	(.10)	(.16)	(.10)
Net realized and unrealized gain (loss)	.96	3.42	(.14)	(3.67)	.89	4.93
Total from investment operations	.91	3.33	(.23)	(3.77)	.73	4.83
Distributions from net investment income	-	-	-	(.35)	-	-
Distributions in excess of net investment income	-	-	-	-	(.01)	-
Distributions from net realized gain	-	-	-	-	(.58)	-
Total distributions	-	-	-	(.35)	(.59)	-
Redemption fees added to paid in capitalE	-G	-	-	-	-	-
Net asset value, end of period	$ 14.85	$ 13.94	$ 10.61	$ 10.84	$ 14.96	$ 14.82
Total ReturnB,C,D	6.53%	31.39%	(2.12)%	(25.75)%	4.60%	48.35%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.35%A	2.42%	2.44%	2.47%	2.30%	2.82%
Expenses net of voluntary waivers, if any	2.35%A	2.42%	2.44%	2.45%	2.30%	2.47%
Expenses net of all reductions	2.26%A	2.37%	2.34%	2.32%	2.26%	2.42%
Net investment income (loss)	(.69)%A	(.82)%	(.79)%	(.80)%	(.92)%	(.81)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,257	$ 50,358	$ 36,981	$ 36,593	$ 49,140	$ 11,098
Portfolio turnover rate	181%A	205%	193%	270%	308%	218%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.96	$ 10.62	$ 10.83	$ 14.96	$ 14.83	$ 9.98
Income from Investment Operations
Net investment income (loss)E	(.04)	(.08)	(.08)	(.09)	(.15)	(.10)
Net realized and unrealized gain (loss)	.96	3.42	(.13)	(3.67)	.88	4.95
Total from investment operations	.92	3.34	(.21)	(3.76)	.73	4.85
Distributions from net investment income	-	-	-	(.37)	-	-
Distributions in excess of net investment income	-	-	-	-	(.01)	-
Distributions from net realized gain	-	-	-	-	(.59)	-
Total distributions	-	-	-	(.37)	(.60)	-
Redemption fees added to paid in capitalE	-G	-	-	-	-	-
Net asset value, end of period	$ 14.88	$ 13.96	$ 10.62	$ 10.83	$ 14.96	$ 14.83
Total ReturnB,C,D	6.59%	31.45%	(1.94)%	(25.71)%	4.59%	48.60%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.21%A	2.33%	2.34%	2.38%	2.25%	2.82%
Expenses net of voluntary waivers, if any	2.21%A	2.33%	2.34%	2.38%	2.25%	2.47%
Expenses net of all reductions	2.13%A	2.28%	2.24%	2.24%	2.21%	2.42%
Net investment income (loss)	(.56)%A	(.73)%	(.69)%	(.73)%	(.86)%	(.81)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,325	$ 58,560	$ 37,514	$ 33,118	$ 44,041	$ 7,874
Portfolio turnover rate	181%A	205%	193%	270%	308%	218%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 14.70	$ 11.08	$ 11.17	$ 15.35	$ 15.09	$ 10.09
Income from Investment Operations
Net investment income (loss) D	.04	.04	.06	.06	.04	.02
Net realized and unrealized gain (loss)	1.02	3.58	(.15)	(3.75)	.88	4.98
Total from investment operations	1.06	3.62	(.09)	(3.69)	.92	5.00
Distributions from net investment income	(.04)	-	-	(.49)	-	-
Distributions in excess of net investment income	-	-	-	-	(.03)	-
Distributions from net realized gain	-	-	-	-	(.63)	-
Total distributions	(.04)	-	-	(.49)	(.66)	-
Redemption fees added to paid in capital D	-F	-	-	-	-	-
Net asset value, end of period	$ 15.72	$ 14.70	$ 11.08	$ 11.17	$ 15.35	$ 15.09
Total ReturnB,C	7.23%	32.67%	(.81)%	(24.75)%	5.78%	49.55%
Ratios to Average Net AssetsE
Expenses before expense reductions	1.20%A	1.28%	1.15%	1.19%	1.15%	1.70%
Expenses net of voluntary waivers, if any	1.20%A	1.28%	1.15%	1.19%	1.15%	1.47%
Expenses net of all reductions	1.12%A	1.22%	1.06%	1.05%	1.10%	1.42%
Net investment income (loss)	.46%A	.33%	.50%	.46%	.24%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 295,810	$ 246,623	$ 10,577	$ 6,432	$ 9,551	$ 7,099
Portfolio turnover rate	181%A	205%	193%	270%	308%	218%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor International Capital Appreciation Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange / regular trading hours on the Nasdaq stock market, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 68,474,606
Unrealized depreciation	(24,830,920)
Net unrealized appreciation (depreciation)	$ 43,643,686
Cost for federal income tax purposes	$ 665,552,650

Short-Term Trading (Redemption) Fees. Shares purchased after March 31, 2004, and held in the fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 86,142	$ 188
Class T	.25%	.25%	466,660	22,941
Class B	.75%	.25%	287,955	216,313
Class C	.75%	.25%	363,726	109,065
			$ 1,204,483	$ 348,507

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 78,302
Class T	24,073
Class B*	58,591
Class C*	2,760
$ 163,726

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 114,961	.33*
Class T	332,379	.36*
Class B	127,530	.44*
Class C	113,268	.31*
Institutional Class	413,756	.29*
	$ 1,101,894

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $291,872 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $274,920 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $538.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2004	Year ended October 31, 2003
From net investment income
Institutional Class	$ 685,316	$ -

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Class A
Shares sold	3,559,008	4,243,415	$ 55,072,730	$ 49,989,621
Shares redeemed	(560,696)	(2,893,829)	(8,646,068)	(32,761,195)
Net increase (decrease)	2,998,312	1,349,586	$ 46,426,662	$ 17,228,426
Class T
Shares sold	5,230,258	5,031,240	$ 80,140,448	$ 60,317,196
Reinvestment of distributions	-	-	-	-
Shares redeemed	(1,875,707)	(3,649,898)	(28,815,287)	(42,360,440)
Net increase (decrease)	3,354,551	1,381,342	$ 51,325,161	$ 17,956,756
Class B
Shares sold	969,494	941,457	$ 14,476,879	$ 11,384,820
Shares redeemed	(391,636)	(812,547)	(5,844,416)	(9,256,128)
Net increase (decrease)	577,858	128,910	$ 8,632,463	$ 2,128,692
Class C
Shares sold	1,625,108	1,929,759	$ 24,041,539	$ 23,497,018
Shares redeemed	(357,276)	(1,266,712)	(5,318,250)	(15,061,286)
Net increase (decrease)	1,267,832	663,047	$ 18,723,289	$ 8,435,732
Institutional Class
Shares sold	3,258,619	18,971,810	$ 50,818,010	$ 242,761,451
Reinvestment of distributions	44,895	-	666,234	-
Shares redeemed	(1,258,328)	(3,154,144)	(19,718,908)	(40,919,974)
Net increase (decrease)	2,045,186	15,817,666	$ 31,765,336	$ 201,841,477

Semiannual Report

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Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AICAPI-USAN-0604
1.784891.101

Fidelity® Advisor

Emerging Asia

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd.	9.2	9.4
Sun Hung Kai Properties Ltd.	2.8	2.4
LG Electronics, Inc.	2.7	1.9
SK Corp.	2.6	0.0
Chinatrust Financial Holding Co.	2.4	0.6
AU Optronics Corp.	2.3	0.8
Hutchison Whampoa Ltd.	2.1	2.9
Kookmin Bank	2.0	2.1
Samsung SDI Co. Ltd.	1.7	1.6
Samsung Electro-Mechanics Co. Ltd.	1.7	0.8
	29.5
Top Five Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.4	29.9
Information Technology	23.9	28.7
Consumer Discretionary	13.4	12.6
Energy	12.6	4.9
Materials	10.7	10.3
Asset Allocation (% of fund's net assets)
As of April 30, 2004	As of October 31, 2003
Stocks 97.8%	Stocks 97.9%
Short-Term Investments and Net Other Assets 2.2%	Short-Term Investments and Net Other Assets 2.1%

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (Note 1)
China - 5.4%
Anhui Conch Cement Co. Ltd. (H Shares)	42,000	$ 44,693
China Petroleum & Chemical Corp. (H Shares)	2,092,000	721,322
Global Bio-Chem Technology Group Co. Ltd.	644,000	470,621
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	80,500	0
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	1,914,000	638,008
Weiqiao Textile Co. Ltd. (H Shares)	147,500	190,996
Yanzhou Coal Mining Co. Ltd. (H Shares)	454,000	424,903
TOTAL CHINA		2,490,543
Hong Kong - 14.2%
Bank of East Asia Ltd.	169,000	494,006
CNOOC Ltd.	1,652,500	599,527
Denway Motors Ltd.	472,000	225,413
Esprit Holdings Ltd.	116,000	475,904
Hengan International Group Co. Ltd.	494,000	291,337
Hutchison Whampoa Ltd.	144,000	969,243
Li & Fung Ltd.	250,000	389,428
Sino Land Co.	1,022,000	619,104
Sun Hung Kai Properties Ltd.	152,000	1,305,658
Swire Pacific Ltd. (A Shares)	109,500	715,971
Wing Hang Bank Ltd.	65,500	415,678
TOTAL HONG KONG		6,501,269
India - 8.5%
Bharti Televentures Ltd. (a)	72,540	276,980
Gujarat Ambuja Cement Ltd. (a)	69,200	517,561
Indian Oil Corp. Ltd. (a)	46,050	535,162
Infosys Technologies Ltd.	5,350	619,208
ITC Ltd.	100	2,419
Maruti Udyog Ltd.	46,120	564,288
Oil & Natural Gas Corp. Ltd.	3,007	56,800
Pantaloon Retail India Ltd.	40,500	322,625
Reliance Industries Ltd. (a)	51,010	603,815
State Bank of India	29,155	421,295
TOTAL INDIA		3,920,153
Indonesia - 4.3%
PT Astra International Tbk	730,000	473,755
PT Bank Mandiri Persero Tbk	2,960,500	488,753
Common Stocks - continued
	Shares	Value (Note 1)
Indonesia - continued
PT Bumi Resources Tbk	5,882,000	$ 318,108
PT Ciputra Development Tbk (a)	6,491,500	306,725
PT Hanjaya Mandala Sampoerna Tbk	691,500	401,530
TOTAL INDONESIA		1,988,871
Korea (South) - 26.5%
Hana Bank	27,520	594,565
Hanwha Corp.	28,600	229,122
Hyundai Department Store Co. Ltd.	11,200	302,587
Kia Motors Corp.	50,550	469,592
Kookmin Bank (a)	24,869	928,336
LG Corp.	43,710	631,427
LG Electronics, Inc.	20,690	1,255,490
ReignCom Ltd.	5,020	457,356
S-Oil Corp.	8,620	343,816
Samsung Electro-Mechanics Co. Ltd. (a)	20,750	781,651
Samsung Electronics Co. Ltd.	8,897	4,223,489
Samsung SDI Co. Ltd.	6,120	782,376
SK Corp.	28,370	1,189,589
TOTAL KOREA (SOUTH)		12,189,396
Malaysia - 8.8%
Berjaya Sports Toto BHD	446,600	514,765
Commerce Asset Holding BHD	413,700	544,342
Lafarge Malayan Cement BHD	1,871,700	443,297
Malaysian International Shipping Corp. BHD	161,700	527,653
Public Bank BHD (For. Reg.)	605,350	544,815
Scomi Group BHD	716,000	280,182
SP Setia BHD	308,100	345,396
Telekom Malaysia BHD	168,400	418,784
WTK Holdings BHD	238,200	404,313
TOTAL MALAYSIA		4,023,547
Philippines - 1.1%
Philippine Long Distance Telephone Co. (a)	26,370	508,383
Singapore - 4.8%
Datacraft Asia Ltd. (a)	370,000	421,800
Keppel Corp. Ltd.	114,000	478,907
Oversea-Chinese Banking Corp. Ltd.	102,604	729,441
Singapore Petroleum Co. Ltd.	346,000	571,246
TOTAL SINGAPORE		2,201,394
Common Stocks - continued
	Shares	Value (Note 1)
Taiwan - 17.7%
Asia Cement Corp.	798,000	$ 415,700
AU Optronics Corp.	511,000	1,046,311
China Motor Co. Ltd.	342,000	540,650
Chinatrust Financial Holding Co.	1,017,433	1,093,717
Continental Engineering Corp.	1,030,000	524,149
E.Sun Financial Holdings Co. Ltd. (a)	1,029,000	659,973
Hon Hai Precision Industries Co. Ltd.	153,784	606,616
MediaTek, Inc.	56,000	534,538
Nan Ya Plastics Corp.	535,280	718,864
Phoenix Precision Technology Corp. (a)	443,000	362,830
Powerchip Semiconductor Corp. (a)	243,000	234,146
United Microelectronics Corp. (a)	509,000	456,736
Yageo Corp. (a)	886,000	482,885
Yuen Foong Yu Paper Manufacturing Co.	828,000	448,780
TOTAL TAIWAN		8,125,895
Thailand - 4.3%
Bangchak Petroleum PCL unit (a)	1,311,620	507,618
Bangkok Bank Ltd. PCL (For. Reg.) (a)	145,100	355,051
Millennium Steel PCL (For. Reg.) (a)	4,241,300	230,862
PTT PCL (For. Reg.)	102,200	372,564
Siam Cement PCL (For. Reg.)	49,300	265,888
TelecomAsia Corp. PCL rights 4/30/08 (a)	190,863	0
Total Access Communication PLC (a)	85,200	214,704
TOTAL THAILAND		1,946,687
United Kingdom - 1.3%
HSBC Holdings PLC (Hong Kong) (Reg.)	41,776	602,410
TOTAL COMMON STOCKS (Cost $42,683,333)		44,498,548
Nonconvertible Preferred Stocks - 0.9%

Korea (South) - 0.9%
Samsung Electronics Co. Ltd. (Cost $238,260)	1,520	419,722
Government Obligations - 2.7%
		Principal Amount (b)	Value (Note 1)
India - 2.7%
India, Federal Republic of 4.2116% 5/7/04 (Cost $1,213,673)	INR	$ 55,000,000	$ 1,235,354
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $44,135,266)	46,153,624
NET OTHER ASSETS - (0.5)%	(220,388)
NET ASSETS - 100%	$ 45,933,236
Currency Abbreviations
INR	-	Indian rupee
Legend
(a) Non-income producing
(b) Principal amount is stated in United States dollars unless otherwise noted.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $50,604,552 and $47,895,963, respectively.
Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $3,457,000 of which $2,034,000 and $1,423,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $44,135,266) - See accompanying schedule		$ 46,153,624
Foreign currency held at value (cost $1,276,760)		1,279,449
Receivable for investments sold		1,009,480
Receivable for fund shares sold		157,068
Dividends receivable		119,408
Interest receivable		323
Prepaid expenses		124
Receivable from investment adviser for expense reductions		6,545
Other affiliated receivables		239
Other receivables		2,654
Total assets		48,728,914

Liabilities
Payable to custodian bank	$ 526,529
Payable for investments purchased	93,090
Payable for fund shares redeemed	273,826
Accrued management fee	30,048
Distribution fees payable	21,414
Other affiliated payables	17,237
Foreign taxes payable	1,728,370
Other payables and accrued expenses	105,164
Total liabilities		2,795,678

Net Assets		$ 45,933,236
Net Assets consist of:
Paid in capital		$ 41,774,197
Accumulated net investment loss		(288,677)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,702,971
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,744,745
Net Assets		$ 45,933,236

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($24,977,961 ÷ 1,795,335 shares)	$ 13.91

Maximum offering price per share (100/94.25 of $13.91)	$ 14.76
Class T: Net Asset Value and redemption price per share ($6,452,511 ÷ 468,567 shares)	$ 13.77

Maximum offering price per share (100/96.50 of $13.77)	$ 14.27
Class B: Net Asset Value and offering price per share ($7,041,187 ÷ 522,870 shares) A	$ 13.47

Class C: Net Asset Value and offering price per share ($6,937,835 ÷ 515,052 shares) A	$ 13.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($523,742 ÷ 37,225 shares)	$ 14.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 447,411
Interest		17,965
		465,376
Less foreign taxes withheld		(56,303)
Total income		409,073

Expenses
Management fee	$ 159,924
Transfer agent fees	84,469
Distribution fees	109,285
Accounting fees and expenses	21,016
Non-interested trustees' compensation	97
Custodian fees and expenses	92,161
Registration fees	55,289
Audit	44,450
Legal	6,051
Miscellaneous	378
Total expenses before reductions	573,120
Expense reductions	(82,454)	490,666
Net investment income (loss)		(81,593)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of $274,600)	6,311,969
Foreign currency transactions	(3,721)
Total net realized gain (loss)		6,308,248
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $24,867)	(3,701,307)
Assets and liabilities in foreign currencies	(26,298)
Total change in net unrealized appreciation (depreciation)		(3,727,605)
Net gain (loss)		2,580,643
Net increase (decrease) in net assets resulting from operations		$ 2,499,050

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (81,593)	$ 161,877
Net realized gain (loss)	6,308,248	6,478,421
Change in net unrealized appreciation (depreciation)	(3,727,605)	3,291,735
Net increase (decrease) in net assets resulting from operations	2,499,050	9,932,033
Distributions to shareholders from net investment income	(387,521)	-
Share transactions - net increase (decrease)	3,402,234	2,145,215
Redemption fees	408	-
Total increase (decrease) in net assets	5,514,171	12,077,248

Net Assets
Beginning of period	40,419,065	28,341,817
End of period (including accumulated net investment loss of $288,677 and undistributed net investment income of $180,437, respectively)	$ 45,933,236	$ 40,419,065

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.07	$ 9.89	$ 9.15	$ 12.29	$ 15.01	$ 9.61
Income from Investment Operations
Net investment income (loss)E	(.01)	.07	(.02)	(.03)	(.12)	(.03)
Net realized and unrealized gain (loss)	1.00	3.11	.76	(3.11)	(2.60)	5.30
Total from investment operations	.99	3.18	.74	(3.14)	(2.72)	5.27
Distributions from net investment income	(.15)	-	-	-	-	-
Redemption fees added to paid in capital	-E, H	-	-	-	-	.13E
Net asset value, end of period	$ 13.91	$ 13.07	$ 9.89	$ 9.15	$ 12.29	$ 15.01
Total ReturnB,C,D	7.62%	32.15%	8.09%	(25.55)%	(18.12)%	56.19%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.28%A	2.81%	2.56%	2.56%	1.98%	2.04%
Expenses net of voluntary waivers, if any	2.00%A	2.02%	2.00%	2.00%	1.98%	2.04%
Expenses net of all reductions	1.98%A	2.02%	1.98%	1.97%	1.96%	2.03%
Net investment income (loss)	(.12)%A	.70%	(.17)%	(.26)%	(.69)%	(.22)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,978	$ 24,161	$ 18,314	$ 18,151	$ 31,386	$ 82,492
Portfolio turnover rate	225%A	172%	121%	62%	96%	62%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Prior to June 16, 1999, the fund operated as a closed-end investment company. Shares of the fund existing at the time of its conversion to an open-ended management company were exchanged for Class A shares. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.92	$ 9.81	$ 9.09	$ 12.25	$ 15.01	$ 14.44
Income from Investment Operations
Net investment income (loss)E	(.03)	.05	(.05)	(.06)	(.14)	.13
Net realized and unrealized gain (loss)	1.00	3.06	.77	(3.10)	(2.62)	.34H
Total from investment operations	.97	3.11	.72	(3.16)	(2.76)	.47
Distributions from net investment income	(.12)	-	-	-	-	-
Redemption fees added to paid in capital	-E, I	-	-	-	-	.10E, H
Net asset value, end of period	$ 13.77	$ 12.92	$ 9.81	$ 9.09	$ 12.25	$ 15.01
Total ReturnB,C,D	7.55%	31.70%	7.92%	(25.80)%	(18.39)%	3.95%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.84%A	3.43%	3.16%	3.41%	2.17%	2.50%A
Expenses net of voluntary waivers, if any	2.25%A	2.27%	2.25%	2.25%	2.17%	2.25%A
Expenses net of all reductions	2.23%A	2.26%	2.23%	2.22%	2.15%	2.25%A
Net investment income (loss)	(.37)%A	.45%	(.42)%	(.51)%	(.88)%	2.34%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,453	$ 4,982	$ 4,347	$ 2,842	$ 4,165	$ 1,405
Portfolio turnover rate	225%A	172%	121%	62%	96%	62%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period June 16, 1999 (commencement of sale of shares) to October 31, 1999. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Per share amounts have been reclassified to reflect redemption fees on a class level. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.64	$ 9.63	$ 8.97	$ 12.15	$ 14.98	$ 14.44
Income from Investment Operations
Net investment income (loss)E	(.06)	(.01)	(.10)	(.11)	(.24)	.08
Net realized and unrealized gain (loss)	.97	3.02	.76	(3.07)	(2.59)	.37H
Total from investment operations	.91	3.01	.66	(3.18)	(2.83)	.45
Distributions from net investment income	(.08)	-	-	-	-	-
Redemption fees added to paid in capital	-E, I	-	-	-	-	.09E, H
Net asset value, end of period	$ 13.47	$ 12.64	$ 9.63	$ 8.97	$ 12.15	$ 14.98
Total ReturnB,C,D	7.22%	31.26%	7.36%	(26.17)%	(18.89)%	3.74%
Ratios to Average Net AssetsG
Expenses before expense reductions	3.23%A	3.87%	3.63%	3.66%	2.77%	3.19%A
Expenses net of voluntary waivers, if any	2.75%A	2.77%	2.75%	2.75%	2.77%	2.75%A
Expenses net of all reductions	2.73%A	2.77%	2.73%	2.72%	2.75%	2.75%A
Net investment income (loss)	(.87)%A	(.05)%	(.92)%	(1.01)%	(1.48)%	1.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,041	$ 5,157	$ 2,787	$ 2,466	$ 3,664	$ 977
Portfolio turnover rate	225%A	172%	121%	62%	96%	62%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period June 16, 1999 (commencement of sale of shares) to October 31, 1999. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Per share amounts have been reclassified to reflect redemption fees on a class level. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.65	$ 9.64	$ 8.98	$ 12.16	$ 14.97	$ 14.44
Income from Investment Operations
Net investment income (loss)E	(.06)	(.01)	(.10)	(.11)	(.23)	.04
Net realized and unrealized gain (loss)	.97	3.02	.76	(3.07)	(2.58)	.38H
Total from investment operations	.91	3.01	.66	(3.18)	(2.81)	.42
Distributions from net investment income	(.09)	-	-	-	-	-
Redemption fees added to paid in capital	-E, I	-	-	-	-	.11E, H
Net asset value, end of period	$ 13.47	$ 12.65	$ 9.64	$ 8.98	$ 12.16	$ 14.97
Total ReturnB,C,D	7.22%	31.22%	7.35%	(26.15)%	(18.77)%	3.67%
Ratios to Average Net AssetsG
Expenses before expense reductions	3.08%A	3.70%	3.53%	3.52%	2.68%	3.00%A
Expenses net of voluntary waivers, if any	2.75%A	2.77%	2.75%	2.75%	2.68%	2.75%A
Expenses net of all reductions	2.73%A	2.76%	2.73%	2.72%	2.66%	2.75%A
Net investment income (loss)	(.87)%A	(.05)%	(.92)%	(1.01)%	(1.40)%	.75%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,938	$ 4,581	$ 2,220	$ 1,263	$ 2,124	$ 614
Portfolio turnover rate	225%A	172%	121%	62%	96%	62%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period June 16, 1999 (commencement of sale of shares) to October 31, 1999. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Per share amounts have been reclassified to reflect redemption fees on a class level. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.20	$ 9.97	$ 9.21	$ 12.34	$ 15.03	$ 14.44
Income from Investment Operations
Net investment income (loss)D	.01	.10	.01	-H	(.03)	.05
Net realized and unrealized gain (loss)	1.01	3.13	.75	(3.13)	(2.66)	.40G
Total from investment operations	1.02	3.23	.76	(3.13)	(2.69)	.45
Distributions from net investment income	(.15)	-	-	-	-	-
Redemption fees added to paid in capital	-D, H	-	-	-	-	.14D, G
Net asset value, end of period	$ 14.07	$ 13.20	$ 9.97	$ 9.21	$ 12.34	$ 15.03
Total ReturnB,C	7.78%	32.40%	8.25%	(25.36)%	(17.90)%	4.09%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.13%A	2.55%	2.18%	2.20%	1.45%	1.97%A
Expenses net of voluntary waivers, if any	1.75%A	1.77%	1.75%	1.75%	1.45%	1.75%A
Expenses net of all reductions	1.73%A	1.77%	1.73%	1.72%	1.42%	1.75%A
Net investment income (loss)	.12%A	.94%	.08%	(.01)%	(.16)%	.90%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 524	$ 1,538	$ 674	$ 658	$ 1,523	$ 172
Portfolio turnover rate	225%A	172%	121%	62%	96%	62%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period June 16, 1999 (commencement of sale of shares) to October 31, 1999. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Per share amounts have been reclassified to reflect redemption fees on a class level. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Emerging Asia Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. In March of 2002, the fund filed for a ruling in India regarding the applicability of taxes imposed by the country on realized capital gains under the US/India tax treaty. The ruling requested the refund of taxes paid in prior years and would exempt future realized gains from taxes. Although the ruling is

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

still pending, the fund received a refund of 66 million Indian rupees (approximately $1,450,000) representing taxes paid by the fund in 2000 through 2002. The outcome of the ruling cannot be predicted and the Indian tax authorities could request repayment of the refund if there is an unfavorable ruling. The fund has continued to accrue capital gains taxes (prior and current) until such time as a final ruling is received. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 4,428,173
Unrealized depreciation	(2,505,516)
Net unrealized appreciation (depreciation)	$ 1,922,657
Cost for federal income tax purposes	$ 44,230,967

Short-Term Trading (Redemption) Fees. Shares purchased after March 31, 2004 and held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and, the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 31,106	$ 3,891
Class T	.25%	.25%	13,830	59
Class B	.75%	.25%	32,170	24,166
Class C	.75%	.25%	32,179	17,623
			$ 109,285	$ 45,739

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,788
Class T	3,667
Class B*	5,979
Class C*	1,519
$ 22,953

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 37,829	.30*
Class T	17,213	.62*
Class B	16,338	.51*
Class C	11,522	.36*
Institutional Class	1,567	.41*
	$ 84,469

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,510 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	2.00%	$ 34,357
Class T	2.25%	16,411
Class B	2.75%	15,391
Class C	2.75%	10,562
Institutional Class	1.75%	1,455
		$ 78,176

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $4,278 for the period.

Semiannual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2004	Year ended October 31, 2003
From net investment income
Class A	$ 262,319	$ -
Class T	46,999	-
Class B	33,775	-
Class C	35,907	-
Institutional Class	8,521	-
Total	$ 387,521	$ -

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Class A
Shares sold	343,181	2,472,329	$ 4,998,512	$ 25,555,609
Reinvestment of distributions	12,079	-	161,725	-
Shares redeemed	(408,471)	(2,475,129)	(5,618,100)	(26,094,442)
Net increase (decrease)	(53,211)	(2,800)	$ (457,863)	$ (538,833)
Class T
Shares sold	222,155	615,784	$ 3,156,416	$ 6,405,610
Reinvestment of distributions	3,427	-	45,375	-
Shares redeemed	(142,548)	(673,227)	(1,965,705)	(6,940,401)
Net increase (decrease)	83,034	(57,443)	$ 1,236,086	$ (534,791)
Class B
Shares sold	222,032	262,810	$ 3,083,868	$ 2,867,284
Reinvestment of distributions	2,359	-	30,615	-
Shares redeemed	(109,611)	(143,990)	(1,513,327)	(1,478,097)
Net increase (decrease)	114,780	118,820	$ 1,601,156	$ 1,389,187
Class C
Shares sold	260,295	354,068	$ 3,604,785	$ 3,792,883
Reinvestment of distributions	2,295	-	29,763	-
Shares redeemed	(109,679)	(222,119)	(1,527,318)	(2,208,742)
Net increase (decrease)	152,911	131,949	$ 2,107,230	$ 1,584,141

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Institutional Class
Shares sold	52,412	554,755	$ 741,443	$ 5,910,359
Reinvestment of distributions	102	-	1,386	-
Shares redeemed	(131,765)	(505,917)	(1,827,204)	(5,664,848)
Net increase (decrease)	(79,251)	48,838	$ (1,084,375)	$ 245,511

Semiannual Report

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Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AEA-USAN-0604
1.784873.101

Fidelity® Advisor

Emerging Asia

Fund - Institutional Class

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd.	9.2	9.4
Sun Hung Kai Properties Ltd.	2.8	2.4
LG Electronics, Inc.	2.7	1.9
SK Corp.	2.6	0.0
Chinatrust Financial Holding Co.	2.4	0.6
AU Optronics Corp.	2.3	0.8
Hutchison Whampoa Ltd.	2.1	2.9
Kookmin Bank	2.0	2.1
Samsung SDI Co. Ltd.	1.7	1.6
Samsung Electro-Mechanics Co. Ltd.	1.7	0.8
	29.5
Top Five Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.4	29.9
Information Technology	23.9	28.7
Consumer Discretionary	13.4	12.6
Energy	12.6	4.9
Materials	10.7	10.3
Asset Allocation (% of fund's net assets)
As of April 30, 2004	As of October 31, 2003
Stocks 97.8%	Stocks 97.9%
Short-Term Investments and Net Other Assets 2.2%	Short-Term Investments and Net Other Assets 2.1%

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (Note 1)
China - 5.4%
Anhui Conch Cement Co. Ltd. (H Shares)	42,000	$ 44,693
China Petroleum & Chemical Corp. (H Shares)	2,092,000	721,322
Global Bio-Chem Technology Group Co. Ltd.	644,000	470,621
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	80,500	0
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	1,914,000	638,008
Weiqiao Textile Co. Ltd. (H Shares)	147,500	190,996
Yanzhou Coal Mining Co. Ltd. (H Shares)	454,000	424,903
TOTAL CHINA		2,490,543
Hong Kong - 14.2%
Bank of East Asia Ltd.	169,000	494,006
CNOOC Ltd.	1,652,500	599,527
Denway Motors Ltd.	472,000	225,413
Esprit Holdings Ltd.	116,000	475,904
Hengan International Group Co. Ltd.	494,000	291,337
Hutchison Whampoa Ltd.	144,000	969,243
Li & Fung Ltd.	250,000	389,428
Sino Land Co.	1,022,000	619,104
Sun Hung Kai Properties Ltd.	152,000	1,305,658
Swire Pacific Ltd. (A Shares)	109,500	715,971
Wing Hang Bank Ltd.	65,500	415,678
TOTAL HONG KONG		6,501,269
India - 8.5%
Bharti Televentures Ltd. (a)	72,540	276,980
Gujarat Ambuja Cement Ltd. (a)	69,200	517,561
Indian Oil Corp. Ltd. (a)	46,050	535,162
Infosys Technologies Ltd.	5,350	619,208
ITC Ltd.	100	2,419
Maruti Udyog Ltd.	46,120	564,288
Oil & Natural Gas Corp. Ltd.	3,007	56,800
Pantaloon Retail India Ltd.	40,500	322,625
Reliance Industries Ltd. (a)	51,010	603,815
State Bank of India	29,155	421,295
TOTAL INDIA		3,920,153
Indonesia - 4.3%
PT Astra International Tbk	730,000	473,755
PT Bank Mandiri Persero Tbk	2,960,500	488,753
Common Stocks - continued
	Shares	Value (Note 1)
Indonesia - continued
PT Bumi Resources Tbk	5,882,000	$ 318,108
PT Ciputra Development Tbk (a)	6,491,500	306,725
PT Hanjaya Mandala Sampoerna Tbk	691,500	401,530
TOTAL INDONESIA		1,988,871
Korea (South) - 26.5%
Hana Bank	27,520	594,565
Hanwha Corp.	28,600	229,122
Hyundai Department Store Co. Ltd.	11,200	302,587
Kia Motors Corp.	50,550	469,592
Kookmin Bank (a)	24,869	928,336
LG Corp.	43,710	631,427
LG Electronics, Inc.	20,690	1,255,490
ReignCom Ltd.	5,020	457,356
S-Oil Corp.	8,620	343,816
Samsung Electro-Mechanics Co. Ltd. (a)	20,750	781,651
Samsung Electronics Co. Ltd.	8,897	4,223,489
Samsung SDI Co. Ltd.	6,120	782,376
SK Corp.	28,370	1,189,589
TOTAL KOREA (SOUTH)		12,189,396
Malaysia - 8.8%
Berjaya Sports Toto BHD	446,600	514,765
Commerce Asset Holding BHD	413,700	544,342
Lafarge Malayan Cement BHD	1,871,700	443,297
Malaysian International Shipping Corp. BHD	161,700	527,653
Public Bank BHD (For. Reg.)	605,350	544,815
Scomi Group BHD	716,000	280,182
SP Setia BHD	308,100	345,396
Telekom Malaysia BHD	168,400	418,784
WTK Holdings BHD	238,200	404,313
TOTAL MALAYSIA		4,023,547
Philippines - 1.1%
Philippine Long Distance Telephone Co. (a)	26,370	508,383
Singapore - 4.8%
Datacraft Asia Ltd. (a)	370,000	421,800
Keppel Corp. Ltd.	114,000	478,907
Oversea-Chinese Banking Corp. Ltd.	102,604	729,441
Singapore Petroleum Co. Ltd.	346,000	571,246
TOTAL SINGAPORE		2,201,394
Common Stocks - continued
	Shares	Value (Note 1)
Taiwan - 17.7%
Asia Cement Corp.	798,000	$ 415,700
AU Optronics Corp.	511,000	1,046,311
China Motor Co. Ltd.	342,000	540,650
Chinatrust Financial Holding Co.	1,017,433	1,093,717
Continental Engineering Corp.	1,030,000	524,149
E.Sun Financial Holdings Co. Ltd. (a)	1,029,000	659,973
Hon Hai Precision Industries Co. Ltd.	153,784	606,616
MediaTek, Inc.	56,000	534,538
Nan Ya Plastics Corp.	535,280	718,864
Phoenix Precision Technology Corp. (a)	443,000	362,830
Powerchip Semiconductor Corp. (a)	243,000	234,146
United Microelectronics Corp. (a)	509,000	456,736
Yageo Corp. (a)	886,000	482,885
Yuen Foong Yu Paper Manufacturing Co.	828,000	448,780
TOTAL TAIWAN		8,125,895
Thailand - 4.3%
Bangchak Petroleum PCL unit (a)	1,311,620	507,618
Bangkok Bank Ltd. PCL (For. Reg.) (a)	145,100	355,051
Millennium Steel PCL (For. Reg.) (a)	4,241,300	230,862
PTT PCL (For. Reg.)	102,200	372,564
Siam Cement PCL (For. Reg.)	49,300	265,888
TelecomAsia Corp. PCL rights 4/30/08 (a)	190,863	0
Total Access Communication PLC (a)	85,200	214,704
TOTAL THAILAND		1,946,687
United Kingdom - 1.3%
HSBC Holdings PLC (Hong Kong) (Reg.)	41,776	602,410
TOTAL COMMON STOCKS (Cost $42,683,333)		44,498,548
Nonconvertible Preferred Stocks - 0.9%

Korea (South) - 0.9%
Samsung Electronics Co. Ltd. (Cost $238,260)	1,520	419,722
Government Obligations - 2.7%
		Principal Amount (b)	Value (Note 1)
India - 2.7%
India, Federal Republic of 4.2116% 5/7/04 (Cost $1,213,673)	INR	$ 55,000,000	$ 1,235,354
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $44,135,266)	46,153,624
NET OTHER ASSETS - (0.5)%	(220,388)
NET ASSETS - 100%	$ 45,933,236
Currency Abbreviations
INR	-	Indian rupee
Legend
(a) Non-income producing
(b) Principal amount is stated in United States dollars unless otherwise noted.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $50,604,552 and $47,895,963, respectively.
Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $3,457,000 of which $2,034,000 and $1,423,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $44,135,266) - See accompanying schedule		$ 46,153,624
Foreign currency held at value (cost $1,276,760)		1,279,449
Receivable for investments sold		1,009,480
Receivable for fund shares sold		157,068
Dividends receivable		119,408
Interest receivable		323
Prepaid expenses		124
Receivable from investment adviser for expense reductions		6,545
Other affiliated receivables		239
Other receivables		2,654
Total assets		48,728,914

Liabilities
Payable to custodian bank	$ 526,529
Payable for investments purchased	93,090
Payable for fund shares redeemed	273,826
Accrued management fee	30,048
Distribution fees payable	21,414
Other affiliated payables	17,237
Foreign taxes payable	1,728,370
Other payables and accrued expenses	105,164
Total liabilities		2,795,678

Net Assets		$ 45,933,236
Net Assets consist of:
Paid in capital		$ 41,774,197
Accumulated net investment loss		(288,677)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,702,971
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,744,745
Net Assets		$ 45,933,236

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($24,977,961 ÷ 1,795,335 shares)	$ 13.91

Maximum offering price per share (100/94.25 of $13.91)	$ 14.76
Class T: Net Asset Value and redemption price per share ($6,452,511 ÷ 468,567 shares)	$ 13.77

Maximum offering price per share (100/96.50 of $13.77)	$ 14.27
Class B: Net Asset Value and offering price per share ($7,041,187 ÷ 522,870 shares) A	$ 13.47

Class C: Net Asset Value and offering price per share ($6,937,835 ÷ 515,052 shares) A	$ 13.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($523,742 ÷ 37,225 shares)	$ 14.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 447,411
Interest		17,965
		465,376
Less foreign taxes withheld		(56,303)
Total income		409,073

Expenses
Management fee	$ 159,924
Transfer agent fees	84,469
Distribution fees	109,285
Accounting fees and expenses	21,016
Non-interested trustees' compensation	97
Custodian fees and expenses	92,161
Registration fees	55,289
Audit	44,450
Legal	6,051
Miscellaneous	378
Total expenses before reductions	573,120
Expense reductions	(82,454)	490,666
Net investment income (loss)		(81,593)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of $274,600)	6,311,969
Foreign currency transactions	(3,721)
Total net realized gain (loss)		6,308,248
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $24,867)	(3,701,307)
Assets and liabilities in foreign currencies	(26,298)
Total change in net unrealized appreciation (depreciation)		(3,727,605)
Net gain (loss)		2,580,643
Net increase (decrease) in net assets resulting from operations		$ 2,499,050

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (81,593)	$ 161,877
Net realized gain (loss)	6,308,248	6,478,421
Change in net unrealized appreciation (depreciation)	(3,727,605)	3,291,735
Net increase (decrease) in net assets resulting from operations	2,499,050	9,932,033
Distributions to shareholders from net investment income	(387,521)	-
Share transactions - net increase (decrease)	3,402,234	2,145,215
Redemption fees	408	-
Total increase (decrease) in net assets	5,514,171	12,077,248

Net Assets
Beginning of period	40,419,065	28,341,817
End of period (including accumulated net investment loss of $288,677 and undistributed net investment income of $180,437, respectively)	$ 45,933,236	$ 40,419,065

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.07	$ 9.89	$ 9.15	$ 12.29	$ 15.01	$ 9.61
Income from Investment Operations
Net investment income (loss)E	(.01)	.07	(.02)	(.03)	(.12)	(.03)
Net realized and unrealized gain (loss)	1.00	3.11	.76	(3.11)	(2.60)	5.30
Total from investment operations	.99	3.18	.74	(3.14)	(2.72)	5.27
Distributions from net investment income	(.15)	-	-	-	-	-
Redemption fees added to paid in capital	-E, H	-	-	-	-	.13E
Net asset value, end of period	$ 13.91	$ 13.07	$ 9.89	$ 9.15	$ 12.29	$ 15.01
Total ReturnB,C,D	7.62%	32.15%	8.09%	(25.55)%	(18.12)%	56.19%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.28%A	2.81%	2.56%	2.56%	1.98%	2.04%
Expenses net of voluntary waivers, if any	2.00%A	2.02%	2.00%	2.00%	1.98%	2.04%
Expenses net of all reductions	1.98%A	2.02%	1.98%	1.97%	1.96%	2.03%
Net investment income (loss)	(.12)%A	.70%	(.17)%	(.26)%	(.69)%	(.22)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,978	$ 24,161	$ 18,314	$ 18,151	$ 31,386	$ 82,492
Portfolio turnover rate	225%A	172%	121%	62%	96%	62%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Prior to June 16, 1999, the fund operated as a closed-end investment company. Shares of the fund existing at the time of its conversion to an open-ended management company were exchanged for Class A shares. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.92	$ 9.81	$ 9.09	$ 12.25	$ 15.01	$ 14.44
Income from Investment Operations
Net investment income (loss)E	(.03)	.05	(.05)	(.06)	(.14)	.13
Net realized and unrealized gain (loss)	1.00	3.06	.77	(3.10)	(2.62)	.34H
Total from investment operations	.97	3.11	.72	(3.16)	(2.76)	.47
Distributions from net investment income	(.12)	-	-	-	-	-
Redemption fees added to paid in capital	-E, I	-	-	-	-	.10E, H
Net asset value, end of period	$ 13.77	$ 12.92	$ 9.81	$ 9.09	$ 12.25	$ 15.01
Total ReturnB,C,D	7.55%	31.70%	7.92%	(25.80)%	(18.39)%	3.95%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.84%A	3.43%	3.16%	3.41%	2.17%	2.50%A
Expenses net of voluntary waivers, if any	2.25%A	2.27%	2.25%	2.25%	2.17%	2.25%A
Expenses net of all reductions	2.23%A	2.26%	2.23%	2.22%	2.15%	2.25%A
Net investment income (loss)	(.37)%A	.45%	(.42)%	(.51)%	(.88)%	2.34%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,453	$ 4,982	$ 4,347	$ 2,842	$ 4,165	$ 1,405
Portfolio turnover rate	225%A	172%	121%	62%	96%	62%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period June 16, 1999 (commencement of sale of shares) to October 31, 1999. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Per share amounts have been reclassified to reflect redemption fees on a class level. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.64	$ 9.63	$ 8.97	$ 12.15	$ 14.98	$ 14.44
Income from Investment Operations
Net investment income (loss)E	(.06)	(.01)	(.10)	(.11)	(.24)	.08
Net realized and unrealized gain (loss)	.97	3.02	.76	(3.07)	(2.59)	.37H
Total from investment operations	.91	3.01	.66	(3.18)	(2.83)	.45
Distributions from net investment income	(.08)	-	-	-	-	-
Redemption fees added to paid in capital	-E, I	-	-	-	-	.09E, H
Net asset value, end of period	$ 13.47	$ 12.64	$ 9.63	$ 8.97	$ 12.15	$ 14.98
Total ReturnB,C,D	7.22%	31.26%	7.36%	(26.17)%	(18.89)%	3.74%
Ratios to Average Net AssetsG
Expenses before expense reductions	3.23%A	3.87%	3.63%	3.66%	2.77%	3.19%A
Expenses net of voluntary waivers, if any	2.75%A	2.77%	2.75%	2.75%	2.77%	2.75%A
Expenses net of all reductions	2.73%A	2.77%	2.73%	2.72%	2.75%	2.75%A
Net investment income (loss)	(.87)%A	(.05)%	(.92)%	(1.01)%	(1.48)%	1.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,041	$ 5,157	$ 2,787	$ 2,466	$ 3,664	$ 977
Portfolio turnover rate	225%A	172%	121%	62%	96%	62%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period June 16, 1999 (commencement of sale of shares) to October 31, 1999. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Per share amounts have been reclassified to reflect redemption fees on a class level. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.65	$ 9.64	$ 8.98	$ 12.16	$ 14.97	$ 14.44
Income from Investment Operations
Net investment income (loss)E	(.06)	(.01)	(.10)	(.11)	(.23)	.04
Net realized and unrealized gain (loss)	.97	3.02	.76	(3.07)	(2.58)	.38H
Total from investment operations	.91	3.01	.66	(3.18)	(2.81)	.42
Distributions from net investment income	(.09)	-	-	-	-	-
Redemption fees added to paid in capital	-E, I	-	-	-	-	.11E, H
Net asset value, end of period	$ 13.47	$ 12.65	$ 9.64	$ 8.98	$ 12.16	$ 14.97
Total ReturnB,C,D	7.22%	31.22%	7.35%	(26.15)%	(18.77)%	3.67%
Ratios to Average Net AssetsG
Expenses before expense reductions	3.08%A	3.70%	3.53%	3.52%	2.68%	3.00%A
Expenses net of voluntary waivers, if any	2.75%A	2.77%	2.75%	2.75%	2.68%	2.75%A
Expenses net of all reductions	2.73%A	2.76%	2.73%	2.72%	2.66%	2.75%A
Net investment income (loss)	(.87)%A	(.05)%	(.92)%	(1.01)%	(1.40)%	.75%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,938	$ 4,581	$ 2,220	$ 1,263	$ 2,124	$ 614
Portfolio turnover rate	225%A	172%	121%	62%	96%	62%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period June 16, 1999 (commencement of sale of shares) to October 31, 1999. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Per share amounts have been reclassified to reflect redemption fees on a class level. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.20	$ 9.97	$ 9.21	$ 12.34	$ 15.03	$ 14.44
Income from Investment Operations
Net investment income (loss)D	.01	.10	.01	-H	(.03)	.05
Net realized and unrealized gain (loss)	1.01	3.13	.75	(3.13)	(2.66)	.40G
Total from investment operations	1.02	3.23	.76	(3.13)	(2.69)	.45
Distributions from net investment income	(.15)	-	-	-	-	-
Redemption fees added to paid in capital	-D, H	-	-	-	-	.14D, G
Net asset value, end of period	$ 14.07	$ 13.20	$ 9.97	$ 9.21	$ 12.34	$ 15.03
Total ReturnB,C	7.78%	32.40%	8.25%	(25.36)%	(17.90)%	4.09%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.13%A	2.55%	2.18%	2.20%	1.45%	1.97%A
Expenses net of voluntary waivers, if any	1.75%A	1.77%	1.75%	1.75%	1.45%	1.75%A
Expenses net of all reductions	1.73%A	1.77%	1.73%	1.72%	1.42%	1.75%A
Net investment income (loss)	.12%A	.94%	.08%	(.01)%	(.16)%	.90%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 524	$ 1,538	$ 674	$ 658	$ 1,523	$ 172
Portfolio turnover rate	225%A	172%	121%	62%	96%	62%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period June 16, 1999 (commencement of sale of shares) to October 31, 1999. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Per share amounts have been reclassified to reflect redemption fees on a class level. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Emerging Asia Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. In March of 2002, the fund filed for a ruling in India regarding the applicability of taxes imposed by the country on realized capital gains under the US/India tax treaty. The ruling requested the refund of taxes paid in prior years and would exempt future realized gains from taxes. Although the ruling is

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

still pending, the fund received a refund of 66 million Indian rupees (approximately $1,450,000) representing taxes paid by the fund in 2000 through 2002. The outcome of the ruling cannot be predicted and the Indian tax authorities could request repayment of the refund if there is an unfavorable ruling. The fund has continued to accrue capital gains taxes (prior and current) until such time as a final ruling is received. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 4,428,173
Unrealized depreciation	(2,505,516)
Net unrealized appreciation (depreciation)	$ 1,922,657
Cost for federal income tax purposes	$ 44,230,967

Short-Term Trading (Redemption) Fees. Shares purchased after March 31, 2004 and held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and, the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 31,106	$ 3,891
Class T	.25%	.25%	13,830	59
Class B	.75%	.25%	32,170	24,166
Class C	.75%	.25%	32,179	17,623
			$ 109,285	$ 45,739

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,788
Class T	3,667
Class B*	5,979
Class C*	1,519
$ 22,953

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 37,829	.30*
Class T	17,213	.62*
Class B	16,338	.51*
Class C	11,522	.36*
Institutional Class	1,567	.41*
	$ 84,469

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,510 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	2.00%	$ 34,357
Class T	2.25%	16,411
Class B	2.75%	15,391
Class C	2.75%	10,562
Institutional Class	1.75%	1,455
		$ 78,176

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $4,278 for the period.

Semiannual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2004	Year ended October 31, 2003
From net investment income
Class A	$ 262,319	$ -
Class T	46,999	-
Class B	33,775	-
Class C	35,907	-
Institutional Class	8,521	-
Total	$ 387,521	$ -

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Class A
Shares sold	343,181	2,472,329	$ 4,998,512	$ 25,555,609
Reinvestment of distributions	12,079	-	161,725	-
Shares redeemed	(408,471)	(2,475,129)	(5,618,100)	(26,094,442)
Net increase (decrease)	(53,211)	(2,800)	$ (457,863)	$ (538,833)
Class T
Shares sold	222,155	615,784	$ 3,156,416	$ 6,405,610
Reinvestment of distributions	3,427	-	45,375	-
Shares redeemed	(142,548)	(673,227)	(1,965,705)	(6,940,401)
Net increase (decrease)	83,034	(57,443)	$ 1,236,086	$ (534,791)
Class B
Shares sold	222,032	262,810	$ 3,083,868	$ 2,867,284
Reinvestment of distributions	2,359	-	30,615	-
Shares redeemed	(109,611)	(143,990)	(1,513,327)	(1,478,097)
Net increase (decrease)	114,780	118,820	$ 1,601,156	$ 1,389,187
Class C
Shares sold	260,295	354,068	$ 3,604,785	$ 3,792,883
Reinvestment of distributions	2,295	-	29,763	-
Shares redeemed	(109,679)	(222,119)	(1,527,318)	(2,208,742)
Net increase (decrease)	152,911	131,949	$ 2,107,230	$ 1,584,141

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Institutional Class
Shares sold	52,412	554,755	$ 741,443	$ 5,910,359
Reinvestment of distributions	102	-	1,386	-
Shares redeemed	(131,765)	(505,917)	(1,827,204)	(5,664,848)
Net increase (decrease)	(79,251)	48,838	$ (1,084,375)	$ 245,511

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AEAI-USAN-0604
1.784874.101

Fidelity® Advisor

Overseas

Fund - Class A, Class T, Class B and Class C

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	2.9	2.5
Total SA Series B (France, Oil & Gas)	2.5	2.4
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	2.4	1.6
UFJ Holdings, Inc. (Japan, Commercial Banks)	2.1	0.3
Sumitomo Mitsui Financial Group, Inc. (Japan, Commercial Banks)	1.9	0.6
	11.8
Top Five Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.0	26.0
Information Technology	14.4	17.6
Consumer Discretionary	12.0	9.7
Energy	11.8	10.1
Health Care	8.2	9.0
Top Five Countries as of April 30, 2004
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	20.6	17.7
United Kingdom	14.7	15.4
France	8.0	7.4
Germany	6.3	8.4
Switzerland	6.0	6.6
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2004	As of October 31, 2003
Stocks 89.2%	Stocks 89.9%
Bonds 0.6%	Bonds 0.6%
Short-Term Investments and Net Other Assets 10.2%	Short-Term Investments and Net Other Assets 9.5%

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.5%
	Shares	Value (Note 1) (000s)
Australia - 1.7%
CSL Ltd.	518,367	$ 8,261
Newcrest Mining Ltd.	111,013	914
News Corp. Ltd. sponsored ADR	497,700	16,797
TOTAL AUSTRALIA		25,972
Belgium - 0.2%
Fortis	159,600	3,472
Bermuda - 0.1%
Golar LNG Ltd. (a)	74,400	962
Brazil - 0.1%
Petroleo Brasileiro SA Petrobras sponsored ADR	34,700	1,003
Canada - 3.9%
Agnico-Eagle Mines Ltd.	73,400	892
Bombardier, Inc. Class B (sub. vtg.)	713,100	3,140
Canadian Natural Resources Ltd.	113,600	6,245
EnCana Corp.	448,800	17,604
Kinross Gold Corp. (a)	722,200	4,002
Meridian Gold, Inc. (a)	88,400	889
Petro-Canada	58,300	2,577
Precision Drilling Corp. (a)	106,800	5,081
Talisman Energy, Inc.	320,000	18,191
Wheaton River Minerals Ltd. (a)	612,500	1,567
TOTAL CANADA		60,188
Cayman Islands - 0.5%
Noble Corp. (a)	216,400	8,041
China - 0.3%
Byd Co. Ltd. (H Shares)	506,000	1,505
Global Bio-Chem Technology Group Co. Ltd.	2,948,000	2,154
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	394,000	0
People's Food Holdings Ltd.	1,259,000	976
TOTAL CHINA		4,635
Denmark - 0.6%
Coloplast AS Series B	19,550	1,841
Danske Bank AS	121,950	2,739
Novo Nordisk AS Series B	81,400	3,866
TOTAL DENMARK		8,446
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Finland - 0.3%
Nokia Corp.	379,700	$ 5,320
France - 8.0%
Alcatel SA sponsored ADR (a)	642,600	9,421
Assurances Generales France SA (Bearer)	36,600	2,234
AXA SA	486,060	10,008
BNP Paribas SA	261,181	15,677
Business Objects SA sponsored ADR (a)	117,300	2,572
Credit Agricole SA	84,800	2,091
Dassault Systemes SA	42,900	1,751
France Telecom SA	249,622	6,020
L'Oreal SA	92,800	6,993
Pernod-Ricard	67,300	8,491
Peugeot Citroen SA	35,000	1,879
Television Francaise 1 SA	72,200	2,229
Total SA Series B	207,497	38,229
Vivendi Universal SA sponsored ADR (a)	590,000	14,585
TOTAL FRANCE		122,180
Germany - 5.6%
Adidas-Salomon AG	40,100	4,629
Allianz AG (Reg.)	249,500	26,297
Altana AG sponsored ADR	23,100	1,466
BASF AG	171,400	8,873
Deutsche Bank AG (NY Shares)	42,100	3,453
Deutsche Boerse AG	97,110	5,338
Deutsche Telekom AG sponsored ADR (a)	560,700	9,577
E.ON AG	27,088	1,800
Fresenius Medical Care AG	125,700	8,753
Infineon Technologies AG sponsored ADR (a)	423,700	5,347
Merck KGaA	47,700	2,553
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	44,400	4,799
RWE AG	79,352	3,443
TOTAL GERMANY		86,328
Greece - 0.2%
Cosmote Mobile Telecommunications SA	118,600	1,904
Greek Organization of Football Prognostics SA	96,260	1,836
TOTAL GREECE		3,740
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Hong Kong - 1.1%
Esprit Holdings Ltd.	164,000	$ 673
Hong Kong Exchanges & Clearing Ltd.	1,484,000	2,968
Hutchison Whampoa Ltd.	656,700	4,420
Techtronic Industries Co. Ltd.	2,198,000	5,890
Television Broadcasts Ltd.	374,000	1,745
TOTAL HONG KONG		15,696
India - 2.7%
Cipla Ltd.	102,900	3,166
Dr. Reddy's Laboratories Ltd.	124,200	2,428
Housing Development Finance Corp. Ltd.	769,000	10,286
I-Flex Solutions Ltd.	258,120	3,073
Infosys Technologies Ltd.	95,433	11,045
Reliance Industries Ltd. (a)	292,700	3,465
Satyam Computer Services Ltd.	832,800	6,009
State Bank of India	140,300	2,027
TOTAL INDIA		41,499
Indonesia - 0.1%
PT Bank Mandiri Persero Tbk	11,181,500	1,846
Italy - 0.4%
ENI Spa	319,350	6,507
Japan - 20.6%
Advantest Corp.	90,200	6,724
Aeon Credit Service Ltd.	81,600	5,083
Asahi Glass Co. Ltd.	273,000	2,833
Canon, Inc.	174,000	9,102
Daiwa Securities Group, Inc.	1,404,000	10,354
FamilyMart Co. Ltd.	192,900	5,433
Ito Yokado Ltd.	424,400	17,308
JAFCO Co. Ltd.	168,700	13,491
KDDI Corp.	2,765	16,239
Kyocera Corp.	94,900	7,882
Millea Holdings, Inc.	367	5,120
Mizuho Financial Group, Inc. (a)	4,254	19,731
Murata Manufacturing Co. Ltd.	127,400	8,196
Nikko Cordial Corp.	4,259,000	23,765
Nippon System Development Co. Ltd.	75,600	1,616
Nitto Denko Corp.	155,500	8,470
Nomura Holdings, Inc.	1,732,000	28,370
Nomura Research Institute Ltd.	15,000	1,521
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Oriental Land Co. Ltd.	28,300	$ 1,800
ORIX Corp.	65,000	6,757
Rohm Co. Ltd.	31,100	3,805
Seiyu Ltd. (a)	815,000	2,868
SMC Corp.	26,000	2,922
Softbank Corp.	69,900	3,105
Sumitomo Electric Industries Ltd.	593,000	5,374
Sumitomo Mitsui Financial Group, Inc.	3,978	29,478
TDK Corp.	73,500	5,146
Tokyo Electron Ltd.	271,400	16,205
Toyota Motor Corp.	436,800	15,989
UFJ Holdings, Inc. (a)	5,227	31,721
TOTAL JAPAN		316,408
Korea (South) - 5.6%
Honam Petrochemical Corp.	37,390	1,393
Kookmin Bank (a)	133,500	4,983
LG Electronics, Inc.	422,520	25,639
Samsung Electro-Mechanics Co. Ltd. (a)	145,370	5,476
Samsung Electronics Co. Ltd.	95,210	45,203
Shinhan Financial Group Co. Ltd.	205,550	3,582
TOTAL KOREA (SOUTH)		86,276
Malaysia - 0.1%
Public Bank BHD (For. Reg.)	2,271,500	2,044
Netherlands - 5.2%
Aegon NV	52,000	680
ASML Holding NV (a)	1,380,332	21,464
EADS NV	77,100	1,949
ING Groep NV (Certificaten Van Aandelen)	591,746	12,557
Koninklijke Ahold NV (a)	342,100	2,634
Koninklijke Philips Electronics NV	209,352	5,613
Unilever NV (NY Shares)	336,500	22,185
VNU NV	316,200	8,842
Wolters Kluwer NV (Certificaten Van Aandelen)	270,400	4,552
TOTAL NETHERLANDS		80,476
Netherlands Antilles - 0.4%
Schlumberger Ltd. (NY Shares)	100,000	5,853
Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	38,900	842
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Portugal - 0.2%
Portugal Telecom SGPS SA (Reg.)	328,694	$ 3,564
Russia - 0.9%
JSC MMC 'Norilsk Nickel' sponsored ADR	56,750	3,365
Lukoil Oil Co. sponsored ADR	28,100	3,063
OAO Gazprom sponsored ADR	98,100	3,031
YUKOS Corp. sponsored ADR	99,261	4,417
TOTAL RUSSIA		13,876
South Africa - 0.3%
Harmony Gold Mining Co. Ltd. sponsored ADR	132,600	1,464
MTN Group Ltd. (a)	670,893	2,791
TOTAL SOUTH AFRICA		4,255
Spain - 2.1%
Banco Bilbao Vizcaya Argentaria SA	132,100	1,740
Banco Popular Espanol SA (Reg.)	125,000	6,894
Banco Santander Central Hispano SA	836,660	8,885
Telefonica SA	1,028,727	15,133
TOTAL SPAIN		32,652
Sweden - 1.2%
Skandia Foersaekrings AB	264,000	1,036
Skandinaviska Enskilda Banken AB (A Shares)	200,200	2,908
Telefonaktiebolaget LM Ericsson ADR (a)	557,900	14,879
TOTAL SWEDEN		18,823
Switzerland - 6.0%
Actelion Ltd. (Reg.) (a)	16,470	1,808
Adecco SA	71,716	3,190
Compagnie Financiere Richemont unit	216,008	5,561
Credit Suisse Group (Reg.)	387,838	13,559
Novartis AG (Reg.)	555,064	24,867
Roche Holding AG (participation certificate)	163,366	17,150
UBS AG (Reg.)	292,580	20,715
Zurich Financial Services AG	33,015	5,224
TOTAL SWITZERLAND		92,074
Taiwan - 1.9%
High Tech Computer Corp.	501,000	2,172
Hon Hai Precision Industries Co. Ltd.	1,454,200	5,736
Quanta Computer, Inc.	1,195,000	2,519
Taishin Financial Holdings Co. Ltd.	1,322,000	1,158
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Taiwan - continued
United Microelectronics Corp. (a)	14,265,000	$ 12,800
Yageo Corp. (a)	7,392,000	4,029
TOTAL TAIWAN		28,414
United Kingdom - 14.1%
3i Group PLC	618,516	6,630
Abbey National PLC	442,900	3,563
AstraZeneca PLC (United Kingdom)	334,300	15,996
Aviva PLC	197,500	1,934
BHP Billiton PLC	442,734	3,546
BP PLC	1,999,400	17,628
British Sky Broadcasting Group PLC (BSkyB)	233,600	2,766
Centrica PLC	1,225,400	4,760
Dixons Group PLC	3,780,000	10,432
Enterprise Inns PLC	203,300	2,205
Hilton Group PLC	1,353,700	5,980
HSBC Holdings PLC (United Kingdom) (Reg.)	398,809	5,751
ITV PLC	1,794,514	3,940
Kesa Electricals PLC	963,314	4,829
Lloyds TSB Group PLC	197,000	1,476
Man Group PLC	375,900	11,280
mmO2 PLC (a)	1,731,700	3,078
Prudential PLC	395,700	3,116
Reckitt Benckiser PLC	227,600	5,931
Reuters Group PLC	720,900	4,780
Rexam PLC	221,619	1,799
Rio Tinto PLC (Reg.)	386,481	8,657
Royal Bank of Scotland Group PLC	167,600	5,044
Shire Pharmaceuticals Group PLC sponsored ADR (a)	257,700	7,151
Smith & Nephew PLC	1,274,000	13,632
Tesco PLC	740,281	3,273
Unilever PLC sponsored ADR	299,700	11,529
Vodafone Group PLC	14,863,716	36,476
William Hill PLC	138,900	1,323
Xstrata PLC	276,100	3,114
Yell Group PLC	702,500	3,965
TOTAL UNITED KINGDOM		215,584
United States of America - 4.0%
Baker Hughes, Inc.	234,200	8,590
BJ Services Co. (a)	33,400	1,486
ENSCO International, Inc.	213,900	5,854
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United States of America - continued
Fox Entertainment Group, Inc. Class A (a)	62,200	$ 1,732
Freeport-McMoRan Copper & Gold, Inc. Class B	157,100	4,792
Grant Prideco, Inc. (a)	286,300	4,366
Halliburton Co.	47,000	1,401
Nabors Industries Ltd. (a)	81,700	3,624
Newmont Mining Corp.	23,500	879
NTL, Inc. (a)	163,300	9,271
Pride International, Inc. (a)	128,100	2,161
Smith International, Inc. (a)	18,700	1,024
Synthes-Stratec, Inc.	5,286	5,749
Transocean, Inc. (a)	242,800	6,743
Weatherford International Ltd. (a)	85,100	3,700
TOTAL UNITED STATES OF AMERICA		61,372
TOTAL COMMON STOCKS (Cost $1,238,010)		1,358,348
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.7%
Fresenius Medical Care AG	90,960	4,341
Porsche AG (non-vtg.)	10,300	6,386
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $8,328)		10,727
Nonconvertible Bonds - 0.6%
	Principal Amount (000s)
United Kingdom - 0.6%
Telewest Communications PLC yankee:
0% 2/1/10 (c)(d)	$ 500	228
9.25% 4/15/09 (c)	1,335	668
9.875% 2/1/10 (c)	3,435	2,044
Telewest PLC:
11% 10/1/07 (c)	6,625	4,174
yankee 9.625% 10/1/06 (c)	2,365	1,443
TOTAL NONCONVERTIBLE BONDS (Cost $6,769)		8,557
Money Market Funds - 16.6%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.06% (b)	165,543,238	$ 165,543
Fidelity Securities Lending Cash Central Fund, 1.06% (b)	89,216,336	89,216
TOTAL MONEY MARKET FUNDS (Cost $254,759)		254,759
TOTAL INVESTMENT PORTFOLIO - 106.4% (Cost $1,507,866)		1,632,391
NET OTHER ASSETS - (6.4)%		(97,768)
NET ASSETS - 100%		$ 1,534,623
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
Other Information
Purchases and sales of securities, other than short-term securities and in-kind transactions aggregated $658,752,000 and $557,107,000, respectively.
Securities delivered on an in-kind basis aggregated $84,044,000.

Realized gain (loss) of $20,499,000 on securities delivered on an in-kind basis is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the fund.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,000 for the period.
Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $356,453,000 of which $211,472,000 and $144,981,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $83,590) (cost $1,507,866) - See accompanying schedule		$ 1,632,391
Foreign currency held at value (cost $7,250)		7,240
Receivable for investments sold		91,188
Receivable for fund shares sold		1,941
Dividends receivable		4,140
Interest receivable		126
Prepaid expenses		4
Other receivables		392
Total assets		1,737,422

Liabilities
Payable for investments purchased	$ 277
Payable for fund shares redeemed	110,052
Accrued management fee	904
Distribution fees payable	667
Other affiliated payables	393
Other payables and accrued expenses	1,290
Collateral on securities loaned, at value	89,216
Total liabilities		202,799

Net Assets		$ 1,534,623
Net Assets consist of:
Paid in capital		$ 1,688,912
Accumulated net investment loss		(3,634)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(274,009)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		123,354
Net Assets		$ 1,534,623

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($108,777 ÷ 6,896 shares)	$ 15.77

Maximum offering price per share (100/94.25 of $15.77)	$ 16.73
Class T: Net Asset Value and redemption price per share ($1,145,683 ÷ 71,530 shares)	$ 16.02

Maximum offering price per share (100/96.50 of $16.02)	$ 16.60
Class B: Net Asset Value and offering price per share ($64,485 ÷ 4,229.63 shares) A	$ 15.25

Class C: Net Asset Value and offering price per share ($46,956 ÷ 3,029 shares) A	$ 15.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($168,722 ÷ 10,564 shares)	$ 15.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 11,810
Interest		547
Security lending		339
		12,696
Less foreign taxes withheld		(1,349)
Total income		11,347

Expenses
Management fee Basic fee	$ 5,634
Performance adjustment	(310)
Transfer agent fees	1,880
Distribution fees	3,745
Accounting and security lending fees	378
Non-interested trustees' compensation	5
Custodian fees and expenses	304
Registration fees	108
Audit	37
Legal	7
Miscellaneous	8
Total expenses before reductions	11,796
Expense reductions	(335)	11,461
Net investment income (loss)		(114)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of $167)	101,466
Foreign currency transactions	144
Total net realized gain (loss)		101,610
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $348)	36,072
Assets and liabilities in foreign currencies	(224)
Total change in net unrealized appreciation (depreciation)		35,848
Net gain (loss)		137,458
Net increase (decrease) in net assets resulting from operations		$ 137,344

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (114)	$ 3,205
Net realized gain (loss)	101,610	63,148
Change in net unrealized appreciation (depreciation)	35,848	254,392
Net increase (decrease) in net assets resulting from operations	137,344	320,745
Distributions to shareholders from net investment income	(9,233)	-
Share transactions - net increase (decrease)	55,167	(95,223)
Redemption fees	1	-
Total increase (decrease) in net assets	183,279	225,522

Net Assets
Beginning of period	1,351,344	1,125,822
End of period (including accumulated net investment loss of $3,634 and undistributed net investment income of $5,713, respectively)	$ 1,534,623	$ 1,351,344

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 14.41	$ 11.01	$ 12.90	$ 19.88	$ 20.59	$ 16.32
Income from Investment Operations
Net investment income (loss) E	.01	.05	.01	.06	.06 F	.10
Net realized and unrealized gain (loss)	1.48	3.35	(1.90)	(4.89)	.38	4.42
Total from investment operations	1.49	3.40	(1.89)	(4.83)	.44	4.52
Distributions from net investment income	(.13)	-	-	(.43)	(.08)	(.11)
Distributions in excess of net investment income	-	-	-	-	(.09)	-
Distributions from net realized gain	-	-	-	(1.72)	(.98)	(.14)
Total distributions	(.13)	-	-	(2.15)	(1.15)	(.25)
Redemption fees added to paid in capital E	- H	-	-	-	-	-
Net asset value, end of period	$ 15.77	$ 14.41	$ 11.01	$ 12.90	$ 19.88	$ 20.59
Total Return B, C, D	10.40%	30.88%	(14.65)%	(27.16)%	1.78%	28.05%
Ratios to Average Net Assets G
Expenses before expense reductions	1.38% A	1.34%	1.56%	1.46%	1.49%	1.55%
Expenses net of voluntary waivers, if any	1.38% A	1.34%	1.56%	1.46%	1.49%	1.55%
Expenses net of all reductions	1.34% A	1.30%	1.52%	1.41%	1.46%	1.52%
Net investment income (loss)	.12% A	.43%	.07%	.40%	.28%	.57%
Supplemental Data
Net assets, end of period (in millions)	$ 109	$ 68	$ 44	$ 46	$ 44	$ 23
Portfolio turnover rate	91% A	99%	73%	99%	132%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 14.61	$ 11.18	$ 13.11	$ 20.13	$ 20.83	$ 16.48
Income from Investment Operations
Net investment income (loss) E	-H	.04	(.01)	.04	.02 F	.07
Net realized and unrealized gain (loss)	1.51	3.39	(1.92)	(4.99)	.39	4.46
Total from investment operations	1.51	3.43	(1.93)	(4.95)	.41	4.53
Distributions from net investment income	(.10)	-	-	(.35)	(.06)	(.04)
Distributions in excess of net investment income	-	-	-	-	(.07)	-
Distributions from net realized gain	-	-	-	(1.72)	(.98)	(.14)
Total distributions	(.10)	-	-	(2.07)	(1.11)	(.18)
Redemption fees added to paid in capital E	- H	-	-	-	-	-
Net asset value, end of period	$ 16.02	$ 14.61	$ 11.18	$ 13.11	$ 20.13	$ 20.83
Total Return B, C, D	10.38%	30.68%	(14.72)%	(27.33)%	1.62%	27.74%
Ratios to Average Net Assets G
Expenses before expense reductions	1.51% A	1.46%	1.68%	1.62%	1.67%	1.72%
Expenses net of voluntary waivers, if any	1.51% A	1.46%	1.68%	1.62%	1.67%	1.72%
Expenses net of all reductions	1.47% A	1.42%	1.64%	1.57%	1.65%	1.69%
Net investment income (loss)	(.01)% A	.31%	(.05)%	.24%	.10%	.39%
Supplemental Data
Net assets, end of period (in millions)	$ 1,146	$ 1,114	$ 928	$ 1,185	$ 1,678	$ 1,480
Portfolio turnover rate	91% A	99%	73%	99%	132%	85%
A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.87	$ 10.71	$ 12.63	$ 19.49	$ 20.25	$ 16.08
Income from Investment Operations
Net investment income (loss) E	(.06)	(.06)	(.08)	(.06)	(.11) F	(.03)
Net realized and unrealized gain (loss)	1.45	3.22	(1.84)	(4.83)	.39	4.34
Total from investment operations	1.39	3.16	(1.92)	(4.89)	.28	4.31
Distributions from net investment income	(.01)	-	-	(.25)	(.03)	-
Distributions in excess of net investment income	-	-	-	-	(.03)	-
Distributions from net realized gain	-	-	-	(1.72)	(.98)	(.14)
Total distributions	(.01)	-	-	(1.97)	(1.04)	(.14)
Redemption fees added to paid in capital E	- H	-	-	-	-	-
Net asset value, end of period	$ 15.25	$ 13.87	$ 10.71	$ 12.63	$ 19.49	$ 20.25
Total Return B, C, D	10.03%	29.51%	(15.20)%	(27.83)%	1.02%	27.00%
Ratios to Average Net Assets G
Expenses before expense reductions	2.28% A	2.27%	2.43%	2.27%	2.27%	2.30%
Expenses net of voluntary waivers, if any	2.28% A	2.27%	2.30%	2.27%	2.27%	2.29%
Expenses net of all reductions	2.24% A	2.22%	2.26%	2.23%	2.25%	2.26%
Net investment income (loss)	(.78)% A	(.49)%	(.66)%	(.42)%	(.50)%	(.18)%
Supplemental Data
Net assets, end of period (in millions)	$ 64	$ 59	$ 53	$ 80	$ 125	$ 89
Portfolio turnover rate	91% A	99%	73%	99%	132%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 14.11	$ 10.88	$ 12.84	$ 19.80	$ 20.58	$ 16.37
Income from Investment Operations
Net investment income (loss) E	(.05)	(.05)	(.08)	(.05)	(.10) F	(.02)
Net realized and unrealized gain (loss)	1.46	3.28	(1.88)	(4.89)	.39	4.43
Total from investment operations	1.41	3.23	(1.96)	(4.94)	.29	4.41
Distributions from net investment income	(.02)	-	-	(.30)	(.04)	(.06)
Distributions in excess of net investment income	-	-	-	-	(.05)	-
Distributions from net realized gain	-	-	-	(1.72)	(.98)	(.14)
Total distributions	(.02)	-	-	(2.02)	(1.07)	(.20)
Redemption fees added to paid in capital E	- H	-	-	-	-	-
Net asset value, end of period	$ 15.50	$ 14.11	$ 10.88	$ 12.84	$ 19.80	$ 20.58
Total Return B, C, D	10.00%	29.69%	(15.26)%	(27.70)%	1.05%	27.21%
Ratios to Average Net Assets G
Expenses before expense reductions	2.17% A	2.17%	2.34%	2.19%	2.22%	2.25%
Expenses net of voluntary waivers, if any	2.17% A	2.17%	2.30%	2.19%	2.22%	2.25%
Expenses net of all reductions	2.13% A	2.13%	2.26%	2.14%	2.20%	2.22%
Net investment income (loss)	(.67)% A	(.40)%	(.66)%	(.34)%	(.45)%	(.13)%
Supplemental Data
Net assets, end of period (in millions)	$ 47	$ 41	$ 36	$ 52	$ 76	$ 35
Portfolio turnover rate	91% A	99%	73%	99%	132%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 14.60	$ 11.11	$ 12.97	$ 19.95	$ 20.62	$ 16.36
Income from Investment Operations
Net investment income (loss) D	.04	.10	.06	.12	.14 E	.17
Net realized and unrealized gain (loss)	1.50	3.39	(1.92)	(4.91)	.38	4.39
Total from investment operations	1.54	3.49	(1.86)	(4.79)	.52	4.56
Distributions from net investment income	(.17)	-	-	(.47)	(.10)	(.16)
Distributions in excess of net investment income	-	-	-	-	(.11)	-
Distributions from net realized gain	-	-	-	(1.72)	(.98)	(.14)
Total distributions	(.17)	-	-	(2.19)	(1.19)	(.30)
Redemption fees added to paid in capital D	- G	-	-	-	-	-
Net asset value, end of period	$ 15.97	$ 14.60	$ 11.11	$ 12.97	$ 19.95	$ 20.62
Total Return B, C	10.63%	31.41%	(14.34)%	(26.89)%	2.18%	28.30%
Ratios to Average Net Assets F
Expenses before expense reductions	1.01% A	.93%	1.14%	1.06%	1.13%	1.18%
Expenses net of voluntary waivers, if any	1.01% A	.93%	1.14%	1.06%	1.13%	1.18%
Expenses net of all reductions	.97% A	.89%	1.10%	1.02%	1.11%	1.15%
Net investment income (loss)	.49% A	.84%	.49%	.79%	.63%	.94%
Supplemental Data
Net assets, end of period (in millions)	$ 169	$ 69	$ 63	$ 69	$ 90	$ 90
Portfolio turnover rate	91% A	99%	73%	99%	132%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.04 per share. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Overseas Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 208,275	|
Unrealized depreciation	(98,037)
Net unrealized appreciation (depreciation)	$ 110,238
Cost for federal income tax purposes	$ 1,522,153

Short-Term Trading (Redemption) Fees. Shares purchased after March 31, 2004 and held in the fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .69% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-	.25%	$ 118	$ 1
Class T	.25%	.25%	3,071	37
Class B	.75%	.25%	324	243
Class C	.75%	.25%	232	24
			$ 3,745	$ 305

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 18
Class T	12
Class B*	59
Class C*	1
$ 90

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 161	.34*
Class T	1,344	.22*
Class B	157	.49*
Class C	88	.38*
Institutional Class	130	.22*
	$ 1,880

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $547 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $334 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash

Semiannual Report

7. Expense Reductions - continued

balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1.

8. Other Information

At the end of the period, one unaffiliated shareholder was the owner of record of 26% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2004	Year ended October 31, 2003
From net investment income
Class A	$ 690	$ -
Class T	7,601	-
Class B	43	-
Class C	60	-
Institutional Class	839	-
Total	$ 9,233	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Class A
Shares sold	4,651	12,415	$ 72,916	$ 145,269
Reinvestment of distributions	42	-	626	-
Shares redeemed	(2,540)	(11,712)	(39,817)	(137,635)
Net increase (decrease)	2,153	703	$ 33,725	$ 7,634
Class T
Shares sold	15,189	40,894	$ 241,531	$ 489,390
Reinvestment of distributions	495	-	7,425	-
Shares redeemed	(20,393)	(47,699)	(322,381)	(568,651)
Net increase (decrease)	(4,709)	(6,805)	$ (73,425)	$ (79,261)
Class B
Shares sold	401	460	$ 6,097	$ 5,148
Reinvestment of distributions	3	-	38	-
Shares redeemed	(450)	(1,176)	(6,870)	(12,818)
Net increase (decrease)	(46)	(716)	$ (735)	$ (7,670)
Class C
Shares sold	479	1,424	$ 7,267	$ 16,568
Reinvestment of distributions	4	-	52	-
Shares redeemed	(333)	(1,891)	(5,137)	(21,771)
Net increase (decrease)	150	(467)	$ 2,182	$ (5,203)
Institutional Class
Shares sold	6,861	7,107	$ 110,513	$ 81,168
Reinvestment of distributions	35	-	515	-
Shares redeemed	(1,092)	(8,025)	(17,608)	(91,891)
Net increase (decrease)	5,804	(918)	$ 93,420	$ (10,723)

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

OS-USAN-0604
1.784903.101

Fidelity® Advisor

Overseas

Fund - Institutional Class

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	2.9	2.5
Total SA Series B (France, Oil & Gas)	2.5	2.4
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	2.4	1.6
UFJ Holdings, Inc. (Japan, Commercial Banks)	2.1	0.3
Sumitomo Mitsui Financial Group, Inc. (Japan, Commercial Banks)	1.9	0.6
	11.8
Top Five Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.0	26.0
Information Technology	14.4	17.6
Consumer Discretionary	12.0	9.7
Energy	11.8	10.1
Health Care	8.2	9.0
Top Five Countries as of April 30, 2004
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	20.6	17.7
United Kingdom	14.7	15.4
France	8.0	7.4
Germany	6.3	8.4
Switzerland	6.0	6.6
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2004	As of October 31, 2003
Stocks 89.2%	Stocks 89.9%
Bonds 0.6%	Bonds 0.6%
Short-Term Investments and Net Other Assets 10.2%	Short-Term Investments and Net Other Assets 9.5%

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.5%
	Shares	Value (Note 1) (000s)
Australia - 1.7%
CSL Ltd.	518,367	$ 8,261
Newcrest Mining Ltd.	111,013	914
News Corp. Ltd. sponsored ADR	497,700	16,797
TOTAL AUSTRALIA		25,972
Belgium - 0.2%
Fortis	159,600	3,472
Bermuda - 0.1%
Golar LNG Ltd. (a)	74,400	962
Brazil - 0.1%
Petroleo Brasileiro SA Petrobras sponsored ADR	34,700	1,003
Canada - 3.9%
Agnico-Eagle Mines Ltd.	73,400	892
Bombardier, Inc. Class B (sub. vtg.)	713,100	3,140
Canadian Natural Resources Ltd.	113,600	6,245
EnCana Corp.	448,800	17,604
Kinross Gold Corp. (a)	722,200	4,002
Meridian Gold, Inc. (a)	88,400	889
Petro-Canada	58,300	2,577
Precision Drilling Corp. (a)	106,800	5,081
Talisman Energy, Inc.	320,000	18,191
Wheaton River Minerals Ltd. (a)	612,500	1,567
TOTAL CANADA		60,188
Cayman Islands - 0.5%
Noble Corp. (a)	216,400	8,041
China - 0.3%
Byd Co. Ltd. (H Shares)	506,000	1,505
Global Bio-Chem Technology Group Co. Ltd.	2,948,000	2,154
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	394,000	0
People's Food Holdings Ltd.	1,259,000	976
TOTAL CHINA		4,635
Denmark - 0.6%
Coloplast AS Series B	19,550	1,841
Danske Bank AS	121,950	2,739
Novo Nordisk AS Series B	81,400	3,866
TOTAL DENMARK		8,446
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Finland - 0.3%
Nokia Corp.	379,700	$ 5,320
France - 8.0%
Alcatel SA sponsored ADR (a)	642,600	9,421
Assurances Generales France SA (Bearer)	36,600	2,234
AXA SA	486,060	10,008
BNP Paribas SA	261,181	15,677
Business Objects SA sponsored ADR (a)	117,300	2,572
Credit Agricole SA	84,800	2,091
Dassault Systemes SA	42,900	1,751
France Telecom SA	249,622	6,020
L'Oreal SA	92,800	6,993
Pernod-Ricard	67,300	8,491
Peugeot Citroen SA	35,000	1,879
Television Francaise 1 SA	72,200	2,229
Total SA Series B	207,497	38,229
Vivendi Universal SA sponsored ADR (a)	590,000	14,585
TOTAL FRANCE		122,180
Germany - 5.6%
Adidas-Salomon AG	40,100	4,629
Allianz AG (Reg.)	249,500	26,297
Altana AG sponsored ADR	23,100	1,466
BASF AG	171,400	8,873
Deutsche Bank AG (NY Shares)	42,100	3,453
Deutsche Boerse AG	97,110	5,338
Deutsche Telekom AG sponsored ADR (a)	560,700	9,577
E.ON AG	27,088	1,800
Fresenius Medical Care AG	125,700	8,753
Infineon Technologies AG sponsored ADR (a)	423,700	5,347
Merck KGaA	47,700	2,553
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	44,400	4,799
RWE AG	79,352	3,443
TOTAL GERMANY		86,328
Greece - 0.2%
Cosmote Mobile Telecommunications SA	118,600	1,904
Greek Organization of Football Prognostics SA	96,260	1,836
TOTAL GREECE		3,740
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Hong Kong - 1.1%
Esprit Holdings Ltd.	164,000	$ 673
Hong Kong Exchanges & Clearing Ltd.	1,484,000	2,968
Hutchison Whampoa Ltd.	656,700	4,420
Techtronic Industries Co. Ltd.	2,198,000	5,890
Television Broadcasts Ltd.	374,000	1,745
TOTAL HONG KONG		15,696
India - 2.7%
Cipla Ltd.	102,900	3,166
Dr. Reddy's Laboratories Ltd.	124,200	2,428
Housing Development Finance Corp. Ltd.	769,000	10,286
I-Flex Solutions Ltd.	258,120	3,073
Infosys Technologies Ltd.	95,433	11,045
Reliance Industries Ltd. (a)	292,700	3,465
Satyam Computer Services Ltd.	832,800	6,009
State Bank of India	140,300	2,027
TOTAL INDIA		41,499
Indonesia - 0.1%
PT Bank Mandiri Persero Tbk	11,181,500	1,846
Italy - 0.4%
ENI Spa	319,350	6,507
Japan - 20.6%
Advantest Corp.	90,200	6,724
Aeon Credit Service Ltd.	81,600	5,083
Asahi Glass Co. Ltd.	273,000	2,833
Canon, Inc.	174,000	9,102
Daiwa Securities Group, Inc.	1,404,000	10,354
FamilyMart Co. Ltd.	192,900	5,433
Ito Yokado Ltd.	424,400	17,308
JAFCO Co. Ltd.	168,700	13,491
KDDI Corp.	2,765	16,239
Kyocera Corp.	94,900	7,882
Millea Holdings, Inc.	367	5,120
Mizuho Financial Group, Inc. (a)	4,254	19,731
Murata Manufacturing Co. Ltd.	127,400	8,196
Nikko Cordial Corp.	4,259,000	23,765
Nippon System Development Co. Ltd.	75,600	1,616
Nitto Denko Corp.	155,500	8,470
Nomura Holdings, Inc.	1,732,000	28,370
Nomura Research Institute Ltd.	15,000	1,521
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Oriental Land Co. Ltd.	28,300	$ 1,800
ORIX Corp.	65,000	6,757
Rohm Co. Ltd.	31,100	3,805
Seiyu Ltd. (a)	815,000	2,868
SMC Corp.	26,000	2,922
Softbank Corp.	69,900	3,105
Sumitomo Electric Industries Ltd.	593,000	5,374
Sumitomo Mitsui Financial Group, Inc.	3,978	29,478
TDK Corp.	73,500	5,146
Tokyo Electron Ltd.	271,400	16,205
Toyota Motor Corp.	436,800	15,989
UFJ Holdings, Inc. (a)	5,227	31,721
TOTAL JAPAN		316,408
Korea (South) - 5.6%
Honam Petrochemical Corp.	37,390	1,393
Kookmin Bank (a)	133,500	4,983
LG Electronics, Inc.	422,520	25,639
Samsung Electro-Mechanics Co. Ltd. (a)	145,370	5,476
Samsung Electronics Co. Ltd.	95,210	45,203
Shinhan Financial Group Co. Ltd.	205,550	3,582
TOTAL KOREA (SOUTH)		86,276
Malaysia - 0.1%
Public Bank BHD (For. Reg.)	2,271,500	2,044
Netherlands - 5.2%
Aegon NV	52,000	680
ASML Holding NV (a)	1,380,332	21,464
EADS NV	77,100	1,949
ING Groep NV (Certificaten Van Aandelen)	591,746	12,557
Koninklijke Ahold NV (a)	342,100	2,634
Koninklijke Philips Electronics NV	209,352	5,613
Unilever NV (NY Shares)	336,500	22,185
VNU NV	316,200	8,842
Wolters Kluwer NV (Certificaten Van Aandelen)	270,400	4,552
TOTAL NETHERLANDS		80,476
Netherlands Antilles - 0.4%
Schlumberger Ltd. (NY Shares)	100,000	5,853
Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	38,900	842
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Portugal - 0.2%
Portugal Telecom SGPS SA (Reg.)	328,694	$ 3,564
Russia - 0.9%
JSC MMC 'Norilsk Nickel' sponsored ADR	56,750	3,365
Lukoil Oil Co. sponsored ADR	28,100	3,063
OAO Gazprom sponsored ADR	98,100	3,031
YUKOS Corp. sponsored ADR	99,261	4,417
TOTAL RUSSIA		13,876
South Africa - 0.3%
Harmony Gold Mining Co. Ltd. sponsored ADR	132,600	1,464
MTN Group Ltd. (a)	670,893	2,791
TOTAL SOUTH AFRICA		4,255
Spain - 2.1%
Banco Bilbao Vizcaya Argentaria SA	132,100	1,740
Banco Popular Espanol SA (Reg.)	125,000	6,894
Banco Santander Central Hispano SA	836,660	8,885
Telefonica SA	1,028,727	15,133
TOTAL SPAIN		32,652
Sweden - 1.2%
Skandia Foersaekrings AB	264,000	1,036
Skandinaviska Enskilda Banken AB (A Shares)	200,200	2,908
Telefonaktiebolaget LM Ericsson ADR (a)	557,900	14,879
TOTAL SWEDEN		18,823
Switzerland - 6.0%
Actelion Ltd. (Reg.) (a)	16,470	1,808
Adecco SA	71,716	3,190
Compagnie Financiere Richemont unit	216,008	5,561
Credit Suisse Group (Reg.)	387,838	13,559
Novartis AG (Reg.)	555,064	24,867
Roche Holding AG (participation certificate)	163,366	17,150
UBS AG (Reg.)	292,580	20,715
Zurich Financial Services AG	33,015	5,224
TOTAL SWITZERLAND		92,074
Taiwan - 1.9%
High Tech Computer Corp.	501,000	2,172
Hon Hai Precision Industries Co. Ltd.	1,454,200	5,736
Quanta Computer, Inc.	1,195,000	2,519
Taishin Financial Holdings Co. Ltd.	1,322,000	1,158
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Taiwan - continued
United Microelectronics Corp. (a)	14,265,000	$ 12,800
Yageo Corp. (a)	7,392,000	4,029
TOTAL TAIWAN		28,414
United Kingdom - 14.1%
3i Group PLC	618,516	6,630
Abbey National PLC	442,900	3,563
AstraZeneca PLC (United Kingdom)	334,300	15,996
Aviva PLC	197,500	1,934
BHP Billiton PLC	442,734	3,546
BP PLC	1,999,400	17,628
British Sky Broadcasting Group PLC (BSkyB)	233,600	2,766
Centrica PLC	1,225,400	4,760
Dixons Group PLC	3,780,000	10,432
Enterprise Inns PLC	203,300	2,205
Hilton Group PLC	1,353,700	5,980
HSBC Holdings PLC (United Kingdom) (Reg.)	398,809	5,751
ITV PLC	1,794,514	3,940
Kesa Electricals PLC	963,314	4,829
Lloyds TSB Group PLC	197,000	1,476
Man Group PLC	375,900	11,280
mmO2 PLC (a)	1,731,700	3,078
Prudential PLC	395,700	3,116
Reckitt Benckiser PLC	227,600	5,931
Reuters Group PLC	720,900	4,780
Rexam PLC	221,619	1,799
Rio Tinto PLC (Reg.)	386,481	8,657
Royal Bank of Scotland Group PLC	167,600	5,044
Shire Pharmaceuticals Group PLC sponsored ADR (a)	257,700	7,151
Smith & Nephew PLC	1,274,000	13,632
Tesco PLC	740,281	3,273
Unilever PLC sponsored ADR	299,700	11,529
Vodafone Group PLC	14,863,716	36,476
William Hill PLC	138,900	1,323
Xstrata PLC	276,100	3,114
Yell Group PLC	702,500	3,965
TOTAL UNITED KINGDOM		215,584
United States of America - 4.0%
Baker Hughes, Inc.	234,200	8,590
BJ Services Co. (a)	33,400	1,486
ENSCO International, Inc.	213,900	5,854
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United States of America - continued
Fox Entertainment Group, Inc. Class A (a)	62,200	$ 1,732
Freeport-McMoRan Copper & Gold, Inc. Class B	157,100	4,792
Grant Prideco, Inc. (a)	286,300	4,366
Halliburton Co.	47,000	1,401
Nabors Industries Ltd. (a)	81,700	3,624
Newmont Mining Corp.	23,500	879
NTL, Inc. (a)	163,300	9,271
Pride International, Inc. (a)	128,100	2,161
Smith International, Inc. (a)	18,700	1,024
Synthes-Stratec, Inc.	5,286	5,749
Transocean, Inc. (a)	242,800	6,743
Weatherford International Ltd. (a)	85,100	3,700
TOTAL UNITED STATES OF AMERICA		61,372
TOTAL COMMON STOCKS (Cost $1,238,010)		1,358,348
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.7%
Fresenius Medical Care AG	90,960	4,341
Porsche AG (non-vtg.)	10,300	6,386
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $8,328)		10,727
Nonconvertible Bonds - 0.6%
	Principal Amount (000s)
United Kingdom - 0.6%
Telewest Communications PLC yankee:
0% 2/1/10 (c)(d)	$ 500	228
9.25% 4/15/09 (c)	1,335	668
9.875% 2/1/10 (c)	3,435	2,044
Telewest PLC:
11% 10/1/07 (c)	6,625	4,174
yankee 9.625% 10/1/06 (c)	2,365	1,443
TOTAL NONCONVERTIBLE BONDS (Cost $6,769)		8,557
Money Market Funds - 16.6%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.06% (b)	165,543,238	$ 165,543
Fidelity Securities Lending Cash Central Fund, 1.06% (b)	89,216,336	89,216
TOTAL MONEY MARKET FUNDS (Cost $254,759)		254,759
TOTAL INVESTMENT PORTFOLIO - 106.4% (Cost $1,507,866)		1,632,391
NET OTHER ASSETS - (6.4)%		(97,768)
NET ASSETS - 100%		$ 1,534,623
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
Other Information
Purchases and sales of securities, other than short-term securities and in-kind transactions aggregated $658,752,000 and $557,107,000, respectively.
Securities delivered on an in-kind basis aggregated $84,044,000.

Realized gain (loss) of $20,499,000 on securities delivered on an in-kind basis is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the fund.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,000 for the period.
Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $356,453,000 of which $211,472,000 and $144,981,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $83,590) (cost $1,507,866) - See accompanying schedule		$ 1,632,391
Foreign currency held at value (cost $7,250)		7,240
Receivable for investments sold		91,188
Receivable for fund shares sold		1,941
Dividends receivable		4,140
Interest receivable		126
Prepaid expenses		4
Other receivables		392
Total assets		1,737,422

Liabilities
Payable for investments purchased	$ 277
Payable for fund shares redeemed	110,052
Accrued management fee	904
Distribution fees payable	667
Other affiliated payables	393
Other payables and accrued expenses	1,290
Collateral on securities loaned, at value	89,216
Total liabilities		202,799

Net Assets		$ 1,534,623
Net Assets consist of:
Paid in capital		$ 1,688,912
Accumulated net investment loss		(3,634)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(274,009)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		123,354
Net Assets		$ 1,534,623

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($108,777 ÷ 6,896 shares)	$ 15.77

Maximum offering price per share (100/94.25 of $15.77)	$ 16.73
Class T: Net Asset Value and redemption price per share ($1,145,683 ÷ 71,530 shares)	$ 16.02

Maximum offering price per share (100/96.50 of $16.02)	$ 16.60
Class B: Net Asset Value and offering price per share ($64,485 ÷ 4,229.63 shares) A	$ 15.25

Class C: Net Asset Value and offering price per share ($46,956 ÷ 3,029 shares) A	$ 15.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($168,722 ÷ 10,564 shares)	$ 15.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Amounts in thousands Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 11,810
Interest		547
Security lending		339
		12,696
Less foreign taxes withheld		(1,349)
Total income		11,347

Expenses
Management fee Basic fee	$ 5,634
Performance adjustment	(310)
Transfer agent fees	1,880
Distribution fees	3,745
Accounting and security lending fees	378
Non-interested trustees' compensation	5
Custodian fees and expenses	304
Registration fees	108
Audit	37
Legal	7
Miscellaneous	8
Total expenses before reductions	11,796
Expense reductions	(335)	11,461
Net investment income (loss)		(114)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of $167)	101,466
Foreign currency transactions	144
Total net realized gain (loss)		101,610
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $348)	36,072
Assets and liabilities in foreign currencies	(224)
Total change in net unrealized appreciation (depreciation)		35,848
Net gain (loss)		137,458
Net increase (decrease) in net assets resulting from operations		$ 137,344

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (114)	$ 3,205
Net realized gain (loss)	101,610	63,148
Change in net unrealized appreciation (depreciation)	35,848	254,392
Net increase (decrease) in net assets resulting from operations	137,344	320,745
Distributions to shareholders from net investment income	(9,233)	-
Share transactions - net increase (decrease)	55,167	(95,223)
Redemption fees	1	-
Total increase (decrease) in net assets	183,279	225,522

Net Assets
Beginning of period	1,351,344	1,125,822
End of period (including accumulated net investment loss of $3,634 and undistributed net investment income of $5,713, respectively)	$ 1,534,623	$ 1,351,344

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 14.41	$ 11.01	$ 12.90	$ 19.88	$ 20.59	$ 16.32
Income from Investment Operations
Net investment income (loss) E	.01	.05	.01	.06	.06 F	.10
Net realized and unrealized gain (loss)	1.48	3.35	(1.90)	(4.89)	.38	4.42
Total from investment operations	1.49	3.40	(1.89)	(4.83)	.44	4.52
Distributions from net investment income	(.13)	-	-	(.43)	(.08)	(.11)
Distributions in excess of net investment income	-	-	-	-	(.09)	-
Distributions from net realized gain	-	-	-	(1.72)	(.98)	(.14)
Total distributions	(.13)	-	-	(2.15)	(1.15)	(.25)
Redemption fees added to paid in capital E	- H	-	-	-	-	-
Net asset value, end of period	$ 15.77	$ 14.41	$ 11.01	$ 12.90	$ 19.88	$ 20.59
Total Return B, C, D	10.40%	30.88%	(14.65)%	(27.16)%	1.78%	28.05%
Ratios to Average Net Assets G
Expenses before expense reductions	1.38% A	1.34%	1.56%	1.46%	1.49%	1.55%
Expenses net of voluntary waivers, if any	1.38% A	1.34%	1.56%	1.46%	1.49%	1.55%
Expenses net of all reductions	1.34% A	1.30%	1.52%	1.41%	1.46%	1.52%
Net investment income (loss)	.12% A	.43%	.07%	.40%	.28%	.57%
Supplemental Data
Net assets, end of period (in millions)	$ 109	$ 68	$ 44	$ 46	$ 44	$ 23
Portfolio turnover rate	91% A	99%	73%	99%	132%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 14.61	$ 11.18	$ 13.11	$ 20.13	$ 20.83	$ 16.48
Income from Investment Operations
Net investment income (loss) E	-H	.04	(.01)	.04	.02 F	.07
Net realized and unrealized gain (loss)	1.51	3.39	(1.92)	(4.99)	.39	4.46
Total from investment operations	1.51	3.43	(1.93)	(4.95)	.41	4.53
Distributions from net investment income	(.10)	-	-	(.35)	(.06)	(.04)
Distributions in excess of net investment income	-	-	-	-	(.07)	-
Distributions from net realized gain	-	-	-	(1.72)	(.98)	(.14)
Total distributions	(.10)	-	-	(2.07)	(1.11)	(.18)
Redemption fees added to paid in capital E	- H	-	-	-	-	-
Net asset value, end of period	$ 16.02	$ 14.61	$ 11.18	$ 13.11	$ 20.13	$ 20.83
Total Return B, C, D	10.38%	30.68%	(14.72)%	(27.33)%	1.62%	27.74%
Ratios to Average Net Assets G
Expenses before expense reductions	1.51% A	1.46%	1.68%	1.62%	1.67%	1.72%
Expenses net of voluntary waivers, if any	1.51% A	1.46%	1.68%	1.62%	1.67%	1.72%
Expenses net of all reductions	1.47% A	1.42%	1.64%	1.57%	1.65%	1.69%
Net investment income (loss)	(.01)% A	.31%	(.05)%	.24%	.10%	.39%
Supplemental Data
Net assets, end of period (in millions)	$ 1,146	$ 1,114	$ 928	$ 1,185	$ 1,678	$ 1,480
Portfolio turnover rate	91% A	99%	73%	99%	132%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.87	$ 10.71	$ 12.63	$ 19.49	$ 20.25	$ 16.08
Income from Investment Operations
Net investment income (loss) E	(.06)	(.06)	(.08)	(.06)	(.11) F	(.03)
Net realized and unrealized gain (loss)	1.45	3.22	(1.84)	(4.83)	.39	4.34
Total from investment operations	1.39	3.16	(1.92)	(4.89)	.28	4.31
Distributions from net investment income	(.01)	-	-	(.25)	(.03)	-
Distributions in excess of net investment income	-	-	-	-	(.03)	-
Distributions from net realized gain	-	-	-	(1.72)	(.98)	(.14)
Total distributions	(.01)	-	-	(1.97)	(1.04)	(.14)
Redemption fees added to paid in capital E	- H	-	-	-	-	-
Net asset value, end of period	$ 15.25	$ 13.87	$ 10.71	$ 12.63	$ 19.49	$ 20.25
Total Return B, C, D	10.03%	29.51%	(15.20)%	(27.83)%	1.02%	27.00%
Ratios to Average Net Assets G
Expenses before expense reductions	2.28% A	2.27%	2.43%	2.27%	2.27%	2.30%
Expenses net of voluntary waivers, if any	2.28% A	2.27%	2.30%	2.27%	2.27%	2.29%
Expenses net of all reductions	2.24% A	2.22%	2.26%	2.23%	2.25%	2.26%
Net investment income (loss)	(.78)% A	(.49)%	(.66)%	(.42)%	(.50)%	(.18)%
Supplemental Data
Net assets, end of period (in millions)	$ 64	$ 59	$ 53	$ 80	$ 125	$ 89
Portfolio turnover rate	91% A	99%	73%	99%	132%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 14.11	$ 10.88	$ 12.84	$ 19.80	$ 20.58	$ 16.37
Income from Investment Operations
Net investment income (loss) E	(.05)	(.05)	(.08)	(.05)	(.10) F	(.02)
Net realized and unrealized gain (loss)	1.46	3.28	(1.88)	(4.89)	.39	4.43
Total from investment operations	1.41	3.23	(1.96)	(4.94)	.29	4.41
Distributions from net investment income	(.02)	-	-	(.30)	(.04)	(.06)
Distributions in excess of net investment income	-	-	-	-	(.05)	-
Distributions from net realized gain	-	-	-	(1.72)	(.98)	(.14)
Total distributions	(.02)	-	-	(2.02)	(1.07)	(.20)
Redemption fees added to paid in capital E	- H	-	-	-	-	-
Net asset value, end of period	$ 15.50	$ 14.11	$ 10.88	$ 12.84	$ 19.80	$ 20.58
Total Return B, C, D	10.00%	29.69%	(15.26)%	(27.70)%	1.05%	27.21%
Ratios to Average Net Assets G
Expenses before expense reductions	2.17% A	2.17%	2.34%	2.19%	2.22%	2.25%
Expenses net of voluntary waivers, if any	2.17% A	2.17%	2.30%	2.19%	2.22%	2.25%
Expenses net of all reductions	2.13% A	2.13%	2.26%	2.14%	2.20%	2.22%
Net investment income (loss)	(.67)% A	(.40)%	(.66)%	(.34)%	(.45)%	(.13)%
Supplemental Data
Net assets, end of period (in millions)	$ 47	$ 41	$ 36	$ 52	$ 76	$ 35
Portfolio turnover rate	91% A	99%	73%	99%	132%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 14.60	$ 11.11	$ 12.97	$ 19.95	$ 20.62	$ 16.36
Income from Investment Operations
Net investment income (loss) D	.04	.10	.06	.12	.14 E	.17
Net realized and unrealized gain (loss)	1.50	3.39	(1.92)	(4.91)	.38	4.39
Total from investment operations	1.54	3.49	(1.86)	(4.79)	.52	4.56
Distributions from net investment income	(.17)	-	-	(.47)	(.10)	(.16)
Distributions in excess of net investment income	-	-	-	-	(.11)	-
Distributions from net realized gain	-	-	-	(1.72)	(.98)	(.14)
Total distributions	(.17)	-	-	(2.19)	(1.19)	(.30)
Redemption fees added to paid in capital D	- G	-	-	-	-	-
Net asset value, end of period	$ 15.97	$ 14.60	$ 11.11	$ 12.97	$ 19.95	$ 20.62
Total Return B, C	10.63%	31.41%	(14.34)%	(26.89)%	2.18%	28.30%
Ratios to Average Net Assets F
Expenses before expense reductions	1.01% A	.93%	1.14%	1.06%	1.13%	1.18%
Expenses net of voluntary waivers, if any	1.01% A	.93%	1.14%	1.06%	1.13%	1.18%
Expenses net of all reductions	.97% A	.89%	1.10%	1.02%	1.11%	1.15%
Net investment income (loss)	.49% A	.84%	.49%	.79%	.63%	.94%
Supplemental Data
Net assets, end of period (in millions)	$ 169	$ 69	$ 63	$ 69	$ 90	$ 90
Portfolio turnover rate	91% A	99%	73%	99%	132%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.04 per share. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Overseas Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 208,275	|
Unrealized depreciation	(98,037)
Net unrealized appreciation (depreciation)	$ 110,238
Cost for federal income tax purposes	$ 1,522,153

Short-Term Trading (Redemption) Fees. Shares purchased after March 31, 2004 and held in the fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .69% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-	.25%	$ 118	$ 1
Class T	.25%	.25%	3,071	37
Class B	.75%	.25%	324	243
Class C	.75%	.25%	232	24
			$ 3,745	$ 305

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 18
Class T	12
Class B*	59
Class C*	1
$ 90

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 161	.34*
Class T	1,344	.22*
Class B	157	.49*
Class C	88	.38*
Institutional Class	130	.22*
	$ 1,880

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $547 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $334 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash

Semiannual Report

7. Expense Reductions - continued

balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1.

8. Other Information

At the end of the period, one unaffiliated shareholder was the owner of record of 26% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2004	Year ended October 31, 2003
From net investment income
Class A	$ 690	$ -
Class T	7,601	-
Class B	43	-
Class C	60	-
Institutional Class	839	-
Total	$ 9,233	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Class A
Shares sold	4,651	12,415	$ 72,916	$ 145,269
Reinvestment of distributions	42	-	626	-
Shares redeemed	(2,540)	(11,712)	(39,817)	(137,635)
Net increase (decrease)	2,153	703	$ 33,725	$ 7,634
Class T
Shares sold	15,189	40,894	$ 241,531	$ 489,390
Reinvestment of distributions	495	-	7,425	-
Shares redeemed	(20,393)	(47,699)	(322,381)	(568,651)
Net increase (decrease)	(4,709)	(6,805)	$ (73,425)	$ (79,261)
Class B
Shares sold	401	460	$ 6,097	$ 5,148
Reinvestment of distributions	3	-	38	-
Shares redeemed	(450)	(1,176)	(6,870)	(12,818)
Net increase (decrease)	(46)	(716)	$ (735)	$ (7,670)
Class C
Shares sold	479	1,424	$ 7,267	$ 16,568
Reinvestment of distributions	4	-	52	-
Shares redeemed	(333)	(1,891)	(5,137)	(21,771)
Net increase (decrease)	150	(467)	$ 2,182	$ (5,203)
Institutional Class
Shares sold	6,861	7,107	$ 110,513	$ 81,168
Reinvestment of distributions	35	-	515	-
Shares redeemed	(1,092)	(8,025)	(17,608)	(91,891)
Net increase (decrease)	5,804	(918)	$ 93,420	$ (10,723)

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

OSI-USAN-0604
1.784904.101

Fidelity® Advisor

Global Equity

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp. (United States of America, Software)	2.7	2.1
SBC Communications, Inc. (United States of America, Diversified Telecommunication Services)	1.8	0.0
Genentech, Inc. (United States of America, Biotechnology)	1.7	0.6
St. Jude Medical, Inc. (United States of America, Health Care Equipment & Supplies)	1.6	0.8
Univision Communications, Inc. Class A (United States of America, Media)	1.5	1.7
	9.3
Top Five Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	17.9	14.4
Financials	16.5	17.5
Consumer Discretionary	15.2	16.9
Information Technology	12.0	15.6
Industrials	7.6	6.9
Top Five Countries as of April 30, 2004
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	52.2	53.9
Japan	11.1	10.3
United Kingdom	8.5	8.6
France	3.9	3.8
Switzerland	3.2	2.1
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2004	As of October 31, 2003
Stocks and Equity Futures 97.8%	Stocks and Equity Futures 97.0%
Short-Term Investments and Net Other Assets 2.2%	Short-Term Investments and Net Other Assets 3.0%

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.5%
	Shares	Value (Note 1)
Australia - 1.9%
AMP Ltd.	6,900	$ 28,763
Australia & New Zealand Banking Group Ltd.	5,709	76,591
Australian Gas Light Co.	1,053	8,863
Australian Stock Exchange Ltd.	700	8,137
AXA Asia Pacific Holdings Ltd.	12,900	29,357
BHP Billiton Ltd.	12,185	99,978
Billabong International Ltd.	2,500	13,727
Brambles Industries Ltd.	3,700	14,836
Caltex Australia Ltd.	1,200	6,858
Centennial Coal Co. Ltd.	2,897	6,070
Coca-Cola Amatil Ltd.	4,942	24,600
Commonwealth Bank of Australia	3,300	74,503
CSL Ltd.	2,724	43,413
Fosters Group Ltd.	6,400	22,610
Gunns Ltd.	1,177	10,340
Insurance Australia Group Ltd.	3,909	13,725
JB Hi-Fi Ltd.	4,650	7,794
National Australia Bank Ltd.	600	12,846
Newcrest Mining Ltd.	2,900	23,884
News Corp. Ltd.	3,019	27,594
Origin Energy Ltd.	2,046	8,425
PaperlinX Ltd.	1,800	6,502
Publishing & Broadcasting Ltd.	655	5,764
QBE Insurance Group Ltd.	3,049	25,662
Rinker Group Ltd.	1,625	8,359
Rio Tinto Ltd.	989	23,243
Westfield Holdings Ltd.	1,500	15,356
Westpac Banking Corp.	4,400	55,533
Woodside Petroleum Ltd.	800	9,559
Woolworths Ltd.	2,900	24,722
TOTAL AUSTRALIA		737,614
Belgium - 0.4%
Agfa-Gevaert NV	1,700	38,617
Colruyt NV	500	53,765
Mobistar SA (a)	800	51,758
TOTAL BELGIUM		144,140
Bermuda - 0.2%
Bunge Ltd.	2,000	74,100
Canada - 2.2%
Aastra Technologies Ltd. (a)	380	5,056
Common Stocks - continued
	Shares	Value (Note 1)
Canada - continued
Agrium, Inc.	300	$ 3,697
Ainsworth Lumber Ltd. (a)	270	5,412
Alcan, Inc.	600	24,113
AltaGas Services, Inc.	300	4,626
Angiotech Pharmaceuticals, Inc. (a)	760	15,992
Astral Media, Inc. Class A (non-vtg.)	240	4,996
Bank of Montreal, Quebec	650	24,596
Bank of Nova Scotia	1,100	28,191
Barrick Gold Corp.	470	8,954
BCE, Inc.	840	16,897
Bombardier, Inc. Class B (sub. vtg.)	1,710	7,530
Call-Net Enterprises, Inc. Class B (a)	3,310	9,653
Calloway Real Estate Investment Trust	620	6,433
Canadian Imperial Bank of Commerce	800	39,191
Canadian National Railway Co.	170	6,408
Canadian Natural Resources Ltd.	330	18,142
Canfor Corp.	1,280	14,652
CanWest Global Communications Corp. (sub. vtg.) (a)	1,130	9,837
Chum Ltd. Class B (non-vtg.)	270	5,610
Cinram International, Inc.	690	11,616
Corby Distilleries Ltd. Class A	70	3,368
Cryptologic, Inc.	370	6,534
EnCana Corp.	404	15,847
Falconbridge Ltd.	740	15,916
First Quantum Minerals Ltd. (a)	460	4,192
Fort Chicago Energy Partners LP Class A	650	4,697
Gabriel Resources Ltd. (a)	600	1,085
Gaz Metro. Co. LP	280	3,991
Geac Computer Corp. Ltd. (a)	2,040	12,167
Gerdau AmeriSteel Corp. (a)	1,500	5,250
GMP Capital Corp.	680	9,346
Golden Star Resources Ltd. (a)	540	2,402
Great-West Lifeco, Inc.	220	8,078
GSI Lumonics, Inc. (a)	1,000	13,671
HIP Interactive Corp. (a)	4,380	8,782
Home Capital Group, Inc. Class B (sub. vtg.)	380	6,483
Inco Ltd. (a)	390	11,158
Inmet Mining Corp. (a)	1,030	13,367
Intrawest Corp.	560	8,766
IPSCO, Inc.	250	4,539
Loblaw Companies Ltd.	380	16,277
Manulife Financial Corp.	470	17,377
Common Stocks - continued
	Shares	Value (Note 1)
Canada - continued
Mediagrif Interactive Technologies, Inc. (a)	770	$ 6,933
Mega Bloks, Inc. (a)	270	3,937
MI Developments, Inc. Class A	330	8,421
Minefinders Corp. Ltd. (a)	680	4,388
Mitec Telecom, Inc. (a)	2,730	3,404
National Bank of Canada	730	23,674
Nortel Networks Corp. (a)	8,070	30,182
Northgate Exploration Ltd. (a)	3,380	5,939
Open Text Corp. (a)	240	6,543
Pason Systems, Inc.	90	2,106
Petro-Canada	360	15,911
PetroKazakhstan, Inc. Class A	660	17,911
Placer Dome, Inc.	980	13,576
Power Corp. of Canada (sub. vtg.)	90	3,560
Power Financial Corp.	250	10,171
Research in Motion Ltd. (a)	40	3,491
RioCan Real Estate Investment Trust	620	6,645
Riverside Forest Products Ltd.	100	1,502
Rogers Wireless Communications, Inc. Class B (a)	470	11,411
RONA, Inc. (a)	660	14,244
Royal Bank of Canada	610	27,108
Russel Metals, Inc.	1,010	6,996
Sino-Forest Corp. Class A (sub. vtg.) (a)	2,080	5,672
Stratos Global Corp. (a)	540	4,311
Sun Life Financial, Inc.	690	18,287
Talisman Energy, Inc.	260	14,781
Teck Cominco Ltd. Class B (sub. vtg.)	1,020	15,134
Telesystem International Wireless, Inc. (a)	1,010	9,949
TELUS Corp.	300	5,085
TELUS Corp. (non-vtg.)	320	5,040
Toromont Industries Ltd.	450	6,037
Toronto-Dominion Bank	1,170	37,944
Transat A.T., Inc. (a)	830	9,652
Tundra Semiconductor Corp. Ltd. (a)	290	5,075
Tundra Semiconductor Corp. Ltd. (a)(c)	100	1,750
TVA Group, Inc. Class B	340	5,640
Vitran Corp., Inc. Class A (a)	350	5,170
Wajax Ltd.	200	1,531
West Fraser Timber Co. Ltd.	180	5,709
Wheaton River Minerals Ltd. (a)	4,060	10,390
TOTAL CANADA		860,105
Common Stocks - continued
	Shares	Value (Note 1)
Cayman Islands - 0.5%
Noble Corp. (a)	4,960	$ 184,314
Seagate Technology	1,420	17,764
TOTAL CAYMAN ISLANDS		202,078
Denmark - 0.7%
Danske Bank AS	3,130	70,299
ISS AS	2,128	106,210
Novo Nordisk AS Series B	2,000	94,991
TOTAL DENMARK		271,500
Finland - 0.3%
Fortum Oyj	9,240	103,509
France - 3.9%
Alcatel SA (RFD) (a)	4,100	60,106
Aventis SA (France)	2,493	188,246
AXA SA	11,074	228,014
BNP Paribas SA	2,092	125,572
CNP Assurances	600	35,584
Credit Agricole SA	4,063	100,181
France Telecom SA	1,500	36,177
Societe Generale Series A	800	66,614
Suez SA (France)	2,800	56,090
Total SA Series B	2,125	391,510
Vivendi Universal SA (a)	8,700	215,064
TOTAL FRANCE		1,503,158
Germany - 1.8%
Allianz AG (Reg.)	1,700	179,180
Altana AG	600	38,179
Continental AG	1,300	56,398
Deutsche Boerse AG	877	48,208
Deutsche Telekom AG (Reg.) (a)	9,200	157,136
Merck KGaA	800	42,825
Siemens AG (Reg.)	2,500	178,450
TOTAL GERMANY		700,376
Greece - 0.5%
Cosmote Mobile Telecommunications SA	4,300	69,035
EFG Eurobank Ergasias SA	3,100	65,888
Greek Organization of Football Prognostics SA	3,500	66,758
TOTAL GREECE		201,681
Common Stocks - continued
	Shares	Value (Note 1)
Hong Kong - 0.8%
Bank of East Asia Ltd.	4,452	$ 13,014
Cafe de Coral Holdings Ltd.	6,000	5,692
Cheung Kong Holdings Ltd.	2,000	15,321
China Everbright Ltd.	12,000	4,808
CLP Holdings Ltd.	7,400	39,372
CNOOC Ltd.	25,000	9,070
Esprit Holdings Ltd.	3,500	14,359
Hang Lung Properties Ltd.	9,000	12,173
Henderson Land Development Co. Ltd.	2,000	8,974
Hong Kong & China Gas Co. Ltd.	10,400	17,867
Hong Kong Electric Holdings Ltd.	1,500	6,596
Hutchison Whampoa Ltd.	1,600	10,769
Hysan Development Co. Ltd.	9,000	14,885
Jardine Matheson Holdings Ltd.	1,000	10,100
Li & Fung Ltd.	12,000	18,693
PCCW Ltd. (a)	32,000	21,949
Sun Hung Kai Properties Ltd.	3,000	25,770
Swire Pacific Ltd. (A Shares)	2,500	16,346
Television Broadcasts Ltd.	4,000	18,667
Wharf Holdings Ltd.	4,000	10,974
Wing Hang Bank Ltd.	1,500	9,519
TOTAL HONG KONG		304,918
Ireland - 0.3%
CRH PLC	4,527	96,110
Italy - 1.2%
Autostrade Spa	4,940	91,147
Banca Intesa Spa	13,109	43,380
Banco Popolare di Verona e Novara	7,490	124,547
ENI Spa	8,011	163,232
Riunione Adriatica di Sicurta Spa (RAS)	2,315	42,392
TOTAL ITALY		464,698
Japan - 11.1%
Acom Co. Ltd.	290	20,253
Advantest Corp.	400	29,819
Aisin Seiki Co. Ltd.	1,200	20,696
Ajinomoto Co., Inc.	1,000	11,471
Anritsu Corp. (a)	1,000	7,135
Asahi Glass Co. Ltd.	5,000	51,890
Bridgestone Corp.	2,000	33,195
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Canon, Inc.	1,000	$ 52,310
Citizen Watch Co. Ltd.	2,000	19,779
Culture Convenience Club Co. Ltd.	900	9,596
Dai Nippon Printing Co. Ltd.	1,000	14,874
Daicel Chemical Industries Ltd.	6,000	26,016
Daikin Industries Ltd.	1,000	22,968
Dainippon Ink & Chemicals, Inc.	4,000	9,596
Dainippon Screen Manufacturing Co. Ltd. (a)	3,000	20,072
Daiwa House Industry Co. Ltd.	1,000	10,973
Daiwa Securities Group, Inc.	5,000	36,874
Denki Kagaku Kogyo KK	5,000	16,393
Denso Corp.	2,500	51,646
Diamond Lease Co. Ltd.	500	19,636
East Japan Railway Co.	11	55,124
FamilyMart Co. Ltd.	900	25,350
Fanuc Ltd.	300	18,019
Fast Retailing Co. Ltd.	700	53,489
Fuji Heavy Industries Ltd.	4,000	18,872
Fuji Photo Film Co. Ltd.	2,000	63,800
Fuji Television Network, Inc.	8	20,329
Fuji Television Network, Inc. New (a)	8	20,472
Fujikura Ltd.	4,000	21,254
Fujisawa Pharmaceutical Co. Ltd.	1,000	22,791
Fujitsu Ltd.	11,000	74,965
Funai Electric Co. Ltd.	200	29,179
Furukawa Electric Co. Ltd.	3,000	11,355
Hitachi Cable Ltd.	4,000	19,761
Hitachi Chemical Co. Ltd.	1,300	23,333
Hitachi Information Systems Co. Ltd.	400	11,835
Honda Motor Co. Ltd.	900	36,270
Isetan Co. Ltd.	2,400	32,499
Ito Yokado Ltd.	1,000	40,783
ITOCHU TECHNO-SCIENCE Corp. (CTC)	600	22,604
JAFCO Co. Ltd.	500	39,984
JFE Holdings, Inc.	1,700	37,385
Kamigumi Co. Ltd.	2,000	13,594
Kaneka Corp.	1,000	9,054
KDDI Corp.	15	88,097
Keyence Corp.	100	23,546
Konica Minolta Holdings, Inc.	4,500	61,095
Kyocera Corp.	700	58,142
Lawson, Inc.	400	14,714
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Matsushita Electric Industrial Co. Ltd.	5,000	$ 73,900
Meitec Corp.	600	20,738
Millea Holdings, Inc.	2	27,900
Mitsubishi Electric Corp.	6,000	29,748
Mitsubishi Securities Co. Ltd.	3,000	37,985
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	6	53,400
Mitsui & Co. Ltd.	5,000	40,428
Mitsui Fudosan Co. Ltd.	2,000	21,591
Mitsui O.S.K. Lines Ltd.	5,000	21,458
Mizuho Financial Group, Inc. (a)	24	111,315
Murata Manufacturing Co. Ltd.	500	32,165
NEC Corp.	4,000	30,814
NGK Insulators Ltd.	5,000	36,785
NGK Spark Plug Co. Ltd.	5,000	45,359
Nichicon Corp.	2,100	23,940
Nidec Corp.	100	10,582
Nintendo Co. Ltd.	500	46,292
Nippon Electric Glass Co. Ltd.	1,000	23,102
Nippon Express Co. Ltd.	2,000	11,462
Nippon Sheet Glass Co. Ltd.	2,000	6,842
Nippon Steel Corp.	20,000	41,050
Nippon Television Network Corp.	330	52,544
Nippon Unipac Holding	2	9,756
Nishi-Nippon Bank Ltd. (a)	6,000	24,257
Nishimatsuya Chain Co. Ltd.	600	21,645
Nissan Motor Co. Ltd.	4,900	53,508
Nitto Denko Corp.	900	49,020
NOK Corp.	1,400	53,116
Nomura Holdings, Inc.	2,000	32,760
Nomura Research Institute Ltd.	200	20,276
NS Solutions Corp.	200	12,848
NTN Corp.	3,000	12,582
NTT DoCoMo, Inc.	21	42,210
Olympus Corp.	2,000	38,029
Oriental Land Co. Ltd.	300	19,086
ORIX Corp.	300	31,187
Pioneer Corp.	400	11,195
Renown D'urban Holdings, Inc. (a)	600	9,921
Ricoh Co. Ltd.	3,000	58,643
Rohm Co. Ltd.	400	48,940
Sanken Electric Co. Ltd.	2,000	25,643
Sankyo Co. Ltd. (Gunma)	600	21,964
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Sanyo Electric Co. Ltd.	4,000	$ 17,771
Seven Eleven Japan Co. Ltd.	1,000	33,320
SFCG Co. Ltd.	200	40,233
Sharp Corp.	2,000	35,363
Shimachu Co. Ltd.	1,300	34,075
Shin-Etsu Chemical Co. Ltd.	800	31,703
Skylark Co. Ltd.	500	9,618
SMC Corp.	400	44,959
Sompo Japan Insurance, Inc.	3,000	26,523
Sony Corp.	1,600	61,440
Stanley Electric Co. Ltd.	2,900	53,725
Sumisho Lease Co. Ltd.	400	13,435
Sumitomo Chemical Co. Ltd.	8,000	36,252
Sumitomo Corp.	5,000	37,629
Sumitomo Electric Industries Ltd.	5,000	45,315
Sumitomo Mitsui Financial Group, Inc.	15	111,155
Sumitomo Realty & Development Co. Ltd.	4,000	44,035
Suzuki Motor Corp.	1,300	20,122
Taiyo Yuden Co. Ltd.	3,000	49,180
Takeda Chemical Industries Ltd.	900	35,586
Terumo Corp.	1,300	27,029
THK Co. Ltd.	1,400	26,558
Tokyo Broadcasting System, Inc.	2,600	50,824
Tokyo Electron Ltd.	500	29,855
Toppan Printing Co. Ltd.	3,000	34,573
Toray Industries, Inc.	5,000	22,435
Toshiba Corp.	5,000	22,524
Tostem Inax Holding Corp.	1,000	18,659
Toyoda Gosei Co. Ltd.	1,200	32,200
Toyota Motor Corp.	5,300	194,007
UFJ Holdings, Inc. (a)	18	109,236
Yamaha Motor Co. Ltd.	3,000	42,063
Yamanouchi Pharmaceutical Co. Ltd.	600	19,619
TOTAL JAPAN		4,259,894
Luxembourg - 0.1%
Millicom International Cellular SA unit (a)	1,300	32,663
Netherlands - 1.7%
Euronext NV	2,050	59,610
ING Groep NV (Certificaten Van Aandelen)	8,210	174,216
James Hardie Industries NV	1,200	5,809
Common Stocks - continued
	Shares	Value (Note 1)
Netherlands - continued
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	6,972	$ 192,958
Koninklijke Philips Electronics NV	8,021	215,043
TOTAL NETHERLANDS		647,636
Netherlands Antilles - 0.3%
Schlumberger Ltd. (NY Shares)	1,900	111,207
New Zealand - 0.1%
Fisher & Paykel Healthcare Corp.	700	5,697
Sky City Entertainment Group Ltd.	2,400	6,611
Telecom Corp. of New Zealand Ltd.	5,317	18,862
TOTAL NEW ZEALAND		31,170
Norway - 0.6%
DnB NOR ASA	9,380	59,440
Statoil ASA	4,200	52,465
Telenor ASA	11,600	76,211
Yara International ASA	3,701	26,148
TOTAL NORWAY		214,264
Papua New Guinea - 0.0%
Oil Search Ltd.	15,400	12,906
Singapore - 0.6%
City Developments Ltd.	3,000	10,752
City Developments Ltd.:
rights 6/4/04 (a)	1,200	0
warrants 4/5/06 (a)	300	0
DBS Group Holdings Ltd.	2,000	16,804
Flextronics International Ltd. (a)	8,370	134,757
Keppel Corp. Ltd.	2,000	8,402
Oversea-Chinese Banking Corp. Ltd.	1,000	7,109
Singapore Exchange Ltd.	6,000	5,746
Singapore Post Ltd.	23,000	11,216
Singapore Telecommunications Ltd.	10,000	13,749
United Overseas Bank Ltd.	3,096	24,921
TOTAL SINGAPORE		233,456
Spain - 2.4%
Actividades de Construccion y Servicios SA (ACS)	1,351	65,603
Altadis SA (Spain)	8,100	228,835
Antena 3 Television SA (a)	344	17,475
Banco Popular Espanol SA (Reg.)	1,730	95,407
Banco Santander Central Hispano SA	16,190	171,938
Common Stocks - continued
	Shares	Value (Note 1)
Spain - continued
Corporacion Mapfre SA (Reg.)	3,100	$ 37,141
Sogecable SA (a)	2,450	104,851
Telefonica SA	14,253	209,662
TOTAL SPAIN		930,912
Sweden - 1.2%
Hennes & Mauritz AB (H&M) (B Shares)	4,100	100,331
Svenska Handelsbanken AB (A Shares)	4,678	90,295
Telefonaktiebolaget LM Ericsson (B Shares) (a)	97,600	260,299
TOTAL SWEDEN		450,925
Switzerland - 3.2%
ABB Ltd. (Switzerland) (Reg.) (a)	5,804	32,705
Adecco SA	1,554	69,122
Compagnie Financiere Richemont unit	3,017	77,667
Credit Suisse Group (Reg.)	3,412	119,284
Nestle SA (Reg.)	310	78,487
Novartis AG (Reg.)	7,062	316,378
Roche Holding AG (participation certificate)	2,375	249,325
Swiss Life Holding (a)	430	58,750
UBS AG (Reg.)	3,180	225,144
TOTAL SWITZERLAND		1,226,862
United Kingdom - 8.5%
3i Group PLC	18,920	202,808
Anglo American PLC (United Kingdom)	3,557	71,767
AstraZeneca PLC (Sweden)	2,512	118,998
Barclays PLC	13,070	119,525
BG Group PLC	23,190	134,286
Boots Group PLC	2,900	31,498
BP PLC	45,800	403,803
Brambles Industries PLC	8,200	30,611
British Land Co. PLC	6,000	69,275
British Sky Broadcasting Group PLC (BSkyB)	6,000	71,035
Carnival PLC	3,200	143,748
GlaxoSmithKline PLC	6,931	145,551
HSBC Holdings PLC: (Hong Kong) (Reg.)	3,044	43,894
(United Kingdom) (Reg.)	16,940	244,275
ITV PLC	23,269	51,085
Kesa Electricals PLC	7,136	35,773
Kingfisher PLC	5,258	26,475
Man Group PLC	3,850	115,526
Prudential PLC	11,590	91,271
Reuters Group PLC	17,400	115,373
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
Royal Bank of Scotland Group PLC	1,900	$ 57,182
Scottish & Southern Energy PLC	4,600	55,809
Shell Transport & Trading Co. PLC (Reg.)	32,590	228,510
Standard Chartered PLC	7,800	119,799
United Business Media PLC	10,094	82,541
Vodafone Group PLC	194,064	476,233
TOTAL UNITED KINGDOM		3,286,651
United States of America - 47.0%
Abbott Laboratories	2,690	118,414
Aetna, Inc.	1,760	145,640
AFLAC, Inc.	930	39,274
Agere Systems, Inc.:
Class A (a)	25,460	57,540
Class B (a)	33,597	72,905
Albany International Corp. Class A	2,880	87,840
Alcoa, Inc.	1,650	50,738
Allergan, Inc.	2,670	235,094
Allstate Corp.	2,490	114,291
Altria Group, Inc.	60	3,323
American International Group, Inc.	1,720	123,238
AmerisourceBergen Corp.	110	6,368
Amphenol Corp. Class A (a)	4,120	130,233
Analog Devices, Inc.	2,170	92,442
Apache Corp.	1,640	68,667
Apollo Investment Corp.	8,600	118,250
Aramark Corp. Class B	2,310	66,066
AT&T Corp.	2,768	47,471
Avon Products, Inc.	1,890	158,760
Baker Hughes, Inc.	2,200	80,696
Bank of America Corp.	1,523	122,586
Bank of Hawaii Corp.	200	8,744
Barr Pharmaceuticals, Inc. (a)	2,250	93,195
BEA Systems, Inc. (a)	290	3,309
Becton, Dickinson & Co.	2,500	126,375
Biogen Idec, Inc. (a)	7,100	418,900
Biomet, Inc.	1,780	70,310
BJ Services Co. (a)	1,400	62,300
Black & Decker Corp.	340	19,669
Boeing Co.	1,650	70,439
Boston Scientific Corp. (a)	1,760	72,494
Bristol-Myers Squibb Co.	2,900	72,790
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Burlington Resources, Inc.	890	$ 59,870
Cardinal Health, Inc.	580	42,485
Caterpillar, Inc.	2,560	198,989
Cavco Industries, Inc. (a)	52	2,074
Cendant Corp.	4,920	116,506
Centex Corp.	2,480	118,916
Charles Schwab Corp.	5,110	52,582
ChevronTexaco Corp.	1,810	165,615
Clear Channel Communications, Inc.	4,954	205,541
Comcast Corp.:
Class A (a)	228	6,863
Class A (special) (a)	3,650	105,814
Compuware Corp. (a)	10,530	80,555
ConocoPhillips	990	70,587
Covad Communications Group, Inc. (a)	18	36
Danaher Corp.	2,640	244,253
Dean Foods Co. (a)	1,700	57,086
Dell, Inc. (a)	9,650	334,952
Dow Chemical Co.	4,420	175,430
Eagle Materials, Inc.	54	3,548
Eagle Materials, Inc. Class B	184	11,758
EMC Corp. (a)	15,920	177,667
ENSCO International, Inc.	2,770	75,815
Fairchild Semiconductor International, Inc. (a)	2,090	40,692
Fannie Mae	1,980	136,066
FedEx Corp.	1,650	118,652
FirstEnergy Corp.	1,190	46,529
Fleetwood Enterprises, Inc. (a)	2,630	38,135
Freddie Mac	1,810	105,704
Freeport-McMoRan Copper & Gold, Inc. Class B	5,530	168,665
Gap, Inc.	4,450	97,945
Genentech, Inc. (a)	5,320	653,296
Gillette Co.	4,830	197,644
Golden West Financial Corp., Delaware	910	95,650
HCA, Inc.	810	32,910
Herman Miller, Inc.	1,200	31,536
Home Depot, Inc.	1,190	41,876
Hudson Highland Group, Inc. (a)	207	6,332
Illinois Tool Works, Inc.	450	38,795
Integrated Silicon Solution, Inc. (a)	1,770	24,302
Intel Corp.	2,240	57,635
Intersil Corp. Class A	640	12,640
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
J.P. Morgan Chase & Co.	4,180	$ 157,168
Jabil Circuit, Inc. (a)	4,180	110,310
Johnson & Johnson	5,670	306,350
KB Home	420	28,951
KLA-Tencor Corp. (a)	1,440	60,005
Lattice Semiconductor Corp. (a)	960	6,835
Lennar Corp.:
Class A	1,920	89,952
Class B	1,796	78,844
Liberty Media Corp. Class A (a)	35,687	390,416
Lowe's Companies, Inc.	1,220	63,513
LSI Logic Corp. (a)	2,750	20,460
Lucent Technologies, Inc. (a)	33,580	113,165
Lyondell Chemical Co.	4,380	71,613
Manpower, Inc.	8,200	384,580
Martin Marietta Materials, Inc.	1,680	72,660
Masco Corp.	1,110	31,091
Maytag Corp.	1,360	37,944
McDonald's Corp.	5,100	138,873
Medtronic, Inc.	2,990	150,875
Merck & Co., Inc.	11,800	554,600
Merrill Lynch & Co., Inc.	2,010	109,002
MetLife, Inc.	1,160	40,020
Mettler-Toledo International, Inc. (a)	2,150	96,363
Micron Technology, Inc. (a)	2,870	39,089
Microsoft Corp.	40,220	1,044,494
Millennium Chemicals, Inc.	500	8,185
Monster Worldwide, Inc. (a)	3,370	86,306
Morgan Stanley	2,510	128,989
Motorola, Inc.	11,820	215,715
National Semiconductor Corp. (a)	1,220	49,764
National-Oilwell, Inc. (a)	2,070	57,794
NIKE, Inc. Class B	760	54,682
Northrop Grumman Corp.	280	27,790
Northwest Airlines Corp. (a)	2,305	21,667
Parker Hannifin Corp.	760	42,020
Peabody Energy Corp.	1,900	89,091
PepsiCo, Inc.	2,390	130,231
Perrigo Co.	3,180	68,593
Pfizer, Inc.	16,032	573,304
Phelps Dodge Corp. (a)	430	28,307
PolyOne Corp. (a)	2,710	18,536
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Pride International, Inc. (a)	2,030	$ 34,246
Progressive Corp.	410	35,883
Pulte Homes, Inc.	4,120	202,580
RealNetworks, Inc. (a)	1,490	8,568
SBC Communications, Inc.	28,000	697,200
St. Jude Medical, Inc. (a)	8,040	613,130
Stryker Corp.	1,680	166,202
Synthes-Stratec, Inc.	96	104,411
Sysco Corp.	2,210	84,533
Tenet Healthcare Corp. (a)	2,495	29,341
Teradyne, Inc. (a)	5,120	104,346
Texas Instruments, Inc.	4,220	105,922
The Coca-Cola Co.	4,320	218,462
Time Warner, Inc. (a)	15,420	259,364
Toys 'R' Us, Inc. (a)	4,180	64,581
Transocean, Inc. (a)	1,400	38,878
Tyson Foods, Inc. Class A	3,010	56,407
Union Pacific Corp.	750	44,198
UnitedHealth Group, Inc.	3,660	225,017
Univision Communications, Inc. Class A (a)	17,570	594,745
VERITAS Software Corp. (a)	2,520	67,208
Viacom, Inc. Class B (non-vtg.)	4,890	188,999
Wachovia Corp.	1,680	76,860
Wal-Mart Stores, Inc.	1,250	71,250
Waste Management, Inc.	3,810	108,204
Weatherford International Ltd. (a)	5,250	228,270
Whole Foods Market, Inc.	1,410	112,786
Wyeth	1,670	63,577
Xilinx, Inc. (a)	710	23,877
Zimmer Holdings, Inc. (a)	5,580	445,563
TOTAL UNITED STATES OF AMERICA		18,083,062
TOTAL COMMON STOCKS (Cost $31,746,212)		35,185,595
Nonconvertible Preferred Stocks - 1.1%

Australia - 0.1%
News Corp. Ltd. (ltd. vtg.)	3,636	31,128
Germany - 0.6%
Fresenius AG	900	62,810
Fresenius Medical Care AG	330	15,748
Nonconvertible Preferred Stocks - continued
	Shares	Value (Note 1)
Germany - continued
ProSiebenSat.1 Media AG	3,150	$ 61,894
ProSiebenSat.1 Media AG New	393	7,713
Wella AG	1,050	95,696
TOTAL GERMANY		243,861
Italy - 0.4%
Telecom Italia Spa (Risp)	66,970	156,060
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $380,912)		431,049
Government Obligations - 0.4%
Principal Amount
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.94% 6/10/04 (d) (Cost $149,839)	$ 150,000	149,864
Money Market Funds - 7.0%
Shares
Fidelity Cash Central Fund, 1.06% (b) (Cost $2,679,074)	2,679,074	2,679,074
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $34,956,037)	38,445,582
NET OTHER ASSETS - 0.0%	(794)
NET ASSETS - 100%	$ 38,444,788
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
36 S&P 500 E-Mini Index Contracts	June 2004	$ 1,990,980	$ (21,694)
The face value of futures purchased as a percentage of net assets - 5.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,750 or 0.0% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $142,500.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $16,257,048 and $10,773,045, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $345 for the period.
Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $4,996,000 of which $154,000, $2,322,000 and $2,520,000 will expire on October 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $34,956,037) - See accompanying schedule		$ 38,445,582
Receivable for investments sold		201,466
Receivable for fund shares sold		78,732
Dividends receivable		77,496
Interest receivable		2,777
Prepaid expenses		99
Receivable from investment adviser for expense reductions		7,872
Other receivables		1,897
Total assets		38,815,921

Liabilities
Payable for investments purchased	$ 242,193
Payable for fund shares redeemed	32,421
Accrued management fee	23,812
Distribution fees payable	18,321
Payable for daily variation on futures contracts	14,400
Other affiliated payables	17,336
Other payables and accrued expenses	22,650
Total liabilities		371,133

Net Assets		$ 38,444,788
Net Assets consist of:
Paid in capital		$ 38,063,188
Accumulated net investment loss		(164,915)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,920,577)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,467,092
Net Assets		$ 38,444,788

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,597,602 ÷ 656,134 shares)	$ 11.58

Maximum offering price per share (100/94.25 of $11.58)	$ 12.29
Class T: Net Asset Value and redemption price per share ($20,425,247 ÷ 1,786,147 shares)	$ 11.44

Maximum offering price per share (100/96.50 of $11.44)	$ 11.85
Class B: Net Asset Value and offering price per share ($5,565,009 ÷ 499,723 shares)A	$ 11.14

Class C: Net Asset Value and offering price per share ($3,737,754 ÷ 335,225 shares)A	$ 11.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,119,176 ÷ 95,266 shares)	$ 11.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 236,516
Interest		15,893
		252,409
Less foreign taxes withheld		(15,812)
Total income		236,597

Expenses
Management fee	$ 130,950
Transfer agent fees	85,198
Distribution fees	102,467
Accounting fees and expenses	21,024
Non-interested trustees' compensation	80
Custodian fees and expenses	45,457
Registration fees	56,920
Audit	18,332
Legal	3,478
Miscellaneous	1,212
Total expenses before reductions	465,118
Expense reductions	(95,917)	369,201
Net investment income (loss)		(132,604)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,103,521
Foreign currency transactions	(3,278)
Futures contracts	129,504
Total net realized gain (loss)		2,229,747
Change in net unrealized appreciation (depreciation) on: Investment securities	315,373
Assets and liabilities in foreign currencies	(1,593)
Futures contracts	(56,094)
Total change in net unrealized appreciation (depreciation)		257,686
Net gain (loss)		2,487,433
Net increase (decrease) in net assets resulting from operations		$ 2,354,829

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (132,604)	$ (154,031)
Net realized gain (loss)	2,229,747	133,708
Change in net unrealized appreciation (depreciation)	257,686	5,656,575
Net increase (decrease) in net assets resulting from operations	2,354,829	5,636,252
Share transactions - net increase (decrease)	6,037,316	954,173
Redemption fees	55	-
Total increase (decrease) in net assets	8,392,200	6,590,425

Net Assets
Beginning of period	30,052,588	23,462,163
End of period (including accumulated net investment loss of $164,915 and accumulated net investment loss of $32,311, respectively)	$ 38,444,788	$ 30,052,588

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.73	$ 8.62	$ 9.76	$ 12.62	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.02)	(.05)	(.02) G	(.04) F	(.04)
Net realized and unrealized gain (loss)	.87	2.13	(1.09)	(2.84)	1.13	1.83
Total from investment operations	.85	2.11	(1.14)	(2.86)	1.09	1.79
Distributions from net realized gain	-	-	-	-	(.20)	-
Distributions in excess of net realized gain	-	-	-	-	(.06)	-
Total distributions	-	-	-	-	(.26)	-
Redemption fees added to paid in capitalE	-J	-	-	-	-	-
Net asset value, end of period	$ 11.58	$ 10.73	$ 8.62	$ 9.76	$ 12.62	$ 11.79
Total Return B,C,D	7.92%	24.48%	(11.68)%	(22.66)%	9.28%	17.90%
Ratios to Average Net AssetsI
Expenses before expense reductions	2.15% A	2.25%	2.38%	2.40%	2.32%	4.39% A
Expenses net of voluntary waivers, if any	1.75% A	1.76%	1.94%	2.00%	2.00%	2.00% A
Expenses net of all reductions	1.72% A	1.73%	1.92%	1.96%	1.99%	1.99% A
Net investment income (loss)	(.41)% A	(.27)%	(.57)%	(.17)%	(.33)%	(.47)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,598	$ 4,436	$ 3,343	$ 3,516	$ 2,868	$ 1,853
Portfolio turnover rate	65% A	53%	76%	141%	106%	69% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.03 per share. GInvestment income per share reflects a special dividend which amounted to $.04 per share. HFor the period December 17, 1998 (commencement of operations) to October 31, 1999. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61	$ 8.54	$ 9.70	$ 12.60	$ 11.77	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.04)	(.05)	(.08)	(.05)G	(.08)F	(.07)
Net realized and unrealized gain (loss)	.87	2.12	(1.08)	(2.85)	1.15	1.84
Total from investment operations	.83	2.07	(1.16)	(2.90)	1.07	1.77
Distributions from net realized gain	-	-	-	-	(.18)	-
Distributions in excess of net realized gain	-	-	-	-	(.06)	-
Total distributions	-	-	-	-	(.24)	-
Redemption fees added to paid in capitalE	-J	-	-	-	-	-
Net asset value, end of period	$ 11.44	$ 10.61	$ 8.54	$ 9.70	$ 12.60	$ 11.77
Total ReturnB,C,D	7.82%	24.24%	(11.96)%	(23.02)%	9.12%	17.70%
Ratios to Average Net AssetsI
Expenses before expense reductions	2.52%A	2.65%	2.85%	2.88%	2.70%	4.70%A
Expenses net of voluntary waivers, if any	2.00%A	2.01%	2.19%	2.25%	2.25%	2.25%A
Expenses net of all reductions	1.98%A	1.98%	2.16%	2.21%	2.24%	2.24%A
Net investment income (loss)	(.67)%A	(.52)%	(.81)%	(.42)%	(.58)%	(.72)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,425	$ 17,334	$ 12,496	$ 7,642	$ 8,019	$ 3,204
Portfolio turnover rate	65%A	53%	76%	141%	106%	69%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.03 per share. GInvestment income per share reflects a special dividend which amounted to $.04 per share. HFor the period December 17, 1998 (commencement of operations) to October 31, 1999. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.36	$ 8.38	$ 9.56	$ 12.48	$ 11.71	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.06)	(.09)	(.12)	(.10)G	(.14)F	(.12)
Net realized and unrealized gain (loss)	.84	2.07	(1.06)	(2.82)	1.14	1.83
Total from investment operations	.78	1.98	(1.18)	(2.92)	1.00	1.71
Distributions from net realized gain	-	-	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	-	-	(.06)	-
Total distributions	-	-	-	-	(.23)	-
Redemption fees added to paid in capitalE	-J	-	-	-	-	-
Net asset value, end of period	$ 11.14	$ 10.36	$ 8.38	$ 9.56	$ 12.48	$ 11.71
Total ReturnB,C,D	7.53%	23.63%	(12.34)%	(23.40)%	8.56%	17.10%
Ratios to Average Net AssetsI
Expenses before expense reductions	3.12%A	3.25%	3.36%	3.30%	3.24%	5.19%A
Expenses net of voluntary waivers, if any	2.50%A	2.50%	2.69%	2.75%	2.75%	2.75%A
Expenses net of all reductions	2.48%A	2.47%	2.66%	2.71%	2.74%	2.74%A
Net investment income (loss)	(1.17)%A	(1.01)%	(1.31)%	(.92)%	(1.08)%	(1.22)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,565	$ 4,918	$ 3,848	$ 4,865	$ 5,187	$ 2,268
Portfolio turnover rate	65%A	53%	76%	141%	106%	69%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.03 per share. GInvestment income per share reflects a special dividend which amounted to $.04 per share. HFor the period December 17, 1998 (commencement of operations) to October 31, 1999. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 8.39	$ 9.58	$ 12.49	$ 11.71	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.06)	(.09)	(.12)	(.10)G	(.14)F	(.12)
Net realized and unrealized gain (loss)	.83	2.08	(1.07)	(2.81)	1.15	1.83
Total from investment operations	.77	1.99	(1.19)	(2.91)	1.01	1.71
Distributions from net realized gain	-	-	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	-	-	(.06)	-
Total distributions	-	-	-	-	(.23)	-
Redemption fees added to paid in capitalE	-J	-	-	-	-	-
Net asset value, end of period	$ 11.15	$ 10.38	$ 8.39	$ 9.58	$ 12.49	$ 11.71
Total ReturnB,C,D	7.42%	23.72%	(12.42)%	(23.30)%	8.65%	17.10%
Ratios to Average Net AssetsI
Expenses before expense reductions	3.00%A	3.10%	3.18%	3.16%	3.13%	5.16%A
Expenses net of voluntary waivers, if any	2.50%A	2.50%	2.69%	2.75%	2.75%	2.75%A
Expenses net of all reductions	2.48%A	2.47%	2.66%	2.71%	2.74%	2.74%A
Net investment income (loss)	(1.17)%A	(1.01)%	(1.31)%	(.92)%	(1.08)%	(1.22)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,738	$ 3,190	$ 2,967	$ 3,750	$ 5,146	$ 2,649
Portfolio turnover rate	65%A	53%	76%	141%	106%	69%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.03 per share. GInvestment income per share reflects a special dividend which amounted to $.04 per share. HFor the period December 17, 1998 (commencement of operations) to October 31, 1999. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 8.68	$ 9.81	$ 12.68	$ 11.81	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.01)	-I	(.03)	.01F	(.01)E	(.02)
Net realized and unrealized gain (loss)	.88	2.20	(1.10)	(2.88)	1.16	1.83
Total from investment operations	.87	2.20	(1.13)	(2.87)	1.15	1.81
Distributions from net realized gain	-	-	-	-	(.21)	-
Distributions in excess of net realized gain	-	-	-	-	(.07)	-
Total distributions	-	-	-	-	(.28)	-
Redemption fees added to paid in capitalD	-I	-	-	-	-	-
Net asset value, end of period	$ 11.75	$ 10.88	$ 8.68	$ 9.81	$ 12.68	$ 11.81
Total ReturnB,C	8.00%	25.35%	(11.52)%	(22.63)%	9.79%	18.10%
Ratios to Average Net AssetsH
Expenses before expense reductions	1.76%A	1.87%	1.95%	2.02%	2.06%	4.10%A
Expenses net of voluntary waivers, if any	1.50%A	1.50%	1.70%	1.75%	1.75%	1.75%A
Expenses net of all reductions	1.48%A	1.48%	1.67%	1.71%	1.74%	1.74%A
Net investment income (loss)	(.17)%A	(.01)%	(.32)%	.08%	(.08)%	(.22)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,119	$ 175	$ 808	$ 909	$ 1,256	$ 1,182
Portfolio turnover rate	65%A	53%	76%	141%	106%	69%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EInvestment income per share reflects a special dividend which amounted to $.03 per share. FInvestment income per share reflects a special dividend which amounted to $.04 per share. GFor the period December 17, 1998 (commencement of operations) to October 31, 1999. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Global Equity Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends, net operating losses, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 5,156,221
Unrealized depreciation	(1,787,833)
Net unrealized appreciation (depreciation)	$ 3,368,388
Cost for federal income tax purposes	$ 35,077,194

Short-Term Trading (Redemption) Fees. Shares purchased after March 31, 2004 and held in the fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Futures Contracts - continued

(losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and, the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 8,096	$ 573
Class T	.25%	.25%	49,280	167
Class B	.75%	.25%	27,086	20,343
Class C	.75%	.25%	18,005	3,345
			$ 102,467	$ 24,428

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,420
Class T	2,975
Class B*	6,980
Class C*	226
14,601

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 11,740	.36 *
Class T	48,060	.49 *
Class B	15,953	.59 *
Class C	8,468	.47 *
Institutional Class	977	.22 *
	$ 85,198

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $15,193 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.75%	$ 12,989
Class T	2.00%	51,596
Class B	2.50%	16,915
Class C	2.50%	9,112
Institutional Class	1.50%	1,119
		$ 91,731

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $4,186 for the period.

Semiannual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Class A
Shares sold	282,532	136,246	$ 3,263,863	$ 1,270,282
Shares redeemed	(39,622)	(110,997)	(461,684)	(1,047,311)
Net increase (decrease)	242,910	25,249	$ 2,802,179	$ 222,971
Class T
Shares sold	727,100	589,459	$ 8,260,873	$ 5,360,716
Shares redeemed	(573,996)	(419,255)	(6,555,646)	(3,739,570)
Net increase (decrease)	153,104	170,204	$ 1,705,227	$ 1,621,146
Class B
Shares sold	86,051	101,806	$ 954,896	$ 919,391
Shares redeemed	(60,887)	(86,440)	(673,640)	(766,624)
Net increase (decrease)	25,164	15,366	$ 281,256	$ 152,767
Class C
Shares sold	69,841	46,725	$ 779,162	$ 426,595
Shares redeemed	(42,088)	(92,865)	(467,824)	(817,236)
Net increase (decrease)	27,753	(46,140)	$ 311,338	$ (390,641)
Institutional Class
Shares sold	102,514	28,067	$ 1,216,628	$ 247,062
Shares redeemed	(23,355)	(105,018)	(279,312)	(899,132)
Net increase (decrease)	79,159	(76,951)	$ 937,316	$ (652,070)

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AGLO-USAN-0604
1.784880.101

Fidelity® Advisor

Global Equity

Fund - Institutional Class

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp. (United States of America, Software)	2.7	2.1
SBC Communications, Inc. (United States of America, Diversified Telecommunication Services)	1.8	0.0
Genentech, Inc. (United States of America, Biotechnology)	1.7	0.6
St. Jude Medical, Inc. (United States of America, Health Care Equipment & Supplies)	1.6	0.8
Univision Communications, Inc. Class A (United States of America, Media)	1.5	1.7
	9.3
Top Five Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	17.9	14.4
Financials	16.5	17.5
Consumer Discretionary	15.2	16.9
Information Technology	12.0	15.6
Industrials	7.6	6.9
Top Five Countries as of April 30, 2004
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	52.2	53.9
Japan	11.1	10.3
United Kingdom	8.5	8.6
France	3.9	3.8
Switzerland	3.2	2.1
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2004	As of October 31, 2003
Stocks and Equity Futures 97.8%	Stocks and Equity Futures 97.0%
Short-Term Investments and Net Other Assets 2.2%	Short-Term Investments and Net Other Assets 3.0%

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.5%
	Shares	Value (Note 1)
Australia - 1.9%
AMP Ltd.	6,900	$ 28,763
Australia & New Zealand Banking Group Ltd.	5,709	76,591
Australian Gas Light Co.	1,053	8,863
Australian Stock Exchange Ltd.	700	8,137
AXA Asia Pacific Holdings Ltd.	12,900	29,357
BHP Billiton Ltd.	12,185	99,978
Billabong International Ltd.	2,500	13,727
Brambles Industries Ltd.	3,700	14,836
Caltex Australia Ltd.	1,200	6,858
Centennial Coal Co. Ltd.	2,897	6,070
Coca-Cola Amatil Ltd.	4,942	24,600
Commonwealth Bank of Australia	3,300	74,503
CSL Ltd.	2,724	43,413
Fosters Group Ltd.	6,400	22,610
Gunns Ltd.	1,177	10,340
Insurance Australia Group Ltd.	3,909	13,725
JB Hi-Fi Ltd.	4,650	7,794
National Australia Bank Ltd.	600	12,846
Newcrest Mining Ltd.	2,900	23,884
News Corp. Ltd.	3,019	27,594
Origin Energy Ltd.	2,046	8,425
PaperlinX Ltd.	1,800	6,502
Publishing & Broadcasting Ltd.	655	5,764
QBE Insurance Group Ltd.	3,049	25,662
Rinker Group Ltd.	1,625	8,359
Rio Tinto Ltd.	989	23,243
Westfield Holdings Ltd.	1,500	15,356
Westpac Banking Corp.	4,400	55,533
Woodside Petroleum Ltd.	800	9,559
Woolworths Ltd.	2,900	24,722
TOTAL AUSTRALIA		737,614
Belgium - 0.4%
Agfa-Gevaert NV	1,700	38,617
Colruyt NV	500	53,765
Mobistar SA (a)	800	51,758
TOTAL BELGIUM		144,140
Bermuda - 0.2%
Bunge Ltd.	2,000	74,100
Canada - 2.2%
Aastra Technologies Ltd. (a)	380	5,056
Common Stocks - continued
	Shares	Value (Note 1)
Canada - continued
Agrium, Inc.	300	$ 3,697
Ainsworth Lumber Ltd. (a)	270	5,412
Alcan, Inc.	600	24,113
AltaGas Services, Inc.	300	4,626
Angiotech Pharmaceuticals, Inc. (a)	760	15,992
Astral Media, Inc. Class A (non-vtg.)	240	4,996
Bank of Montreal, Quebec	650	24,596
Bank of Nova Scotia	1,100	28,191
Barrick Gold Corp.	470	8,954
BCE, Inc.	840	16,897
Bombardier, Inc. Class B (sub. vtg.)	1,710	7,530
Call-Net Enterprises, Inc. Class B (a)	3,310	9,653
Calloway Real Estate Investment Trust	620	6,433
Canadian Imperial Bank of Commerce	800	39,191
Canadian National Railway Co.	170	6,408
Canadian Natural Resources Ltd.	330	18,142
Canfor Corp.	1,280	14,652
CanWest Global Communications Corp. (sub. vtg.) (a)	1,130	9,837
Chum Ltd. Class B (non-vtg.)	270	5,610
Cinram International, Inc.	690	11,616
Corby Distilleries Ltd. Class A	70	3,368
Cryptologic, Inc.	370	6,534
EnCana Corp.	404	15,847
Falconbridge Ltd.	740	15,916
First Quantum Minerals Ltd. (a)	460	4,192
Fort Chicago Energy Partners LP Class A	650	4,697
Gabriel Resources Ltd. (a)	600	1,085
Gaz Metro. Co. LP	280	3,991
Geac Computer Corp. Ltd. (a)	2,040	12,167
Gerdau AmeriSteel Corp. (a)	1,500	5,250
GMP Capital Corp.	680	9,346
Golden Star Resources Ltd. (a)	540	2,402
Great-West Lifeco, Inc.	220	8,078
GSI Lumonics, Inc. (a)	1,000	13,671
HIP Interactive Corp. (a)	4,380	8,782
Home Capital Group, Inc. Class B (sub. vtg.)	380	6,483
Inco Ltd. (a)	390	11,158
Inmet Mining Corp. (a)	1,030	13,367
Intrawest Corp.	560	8,766
IPSCO, Inc.	250	4,539
Loblaw Companies Ltd.	380	16,277
Manulife Financial Corp.	470	17,377
Common Stocks - continued
	Shares	Value (Note 1)
Canada - continued
Mediagrif Interactive Technologies, Inc. (a)	770	$ 6,933
Mega Bloks, Inc. (a)	270	3,937
MI Developments, Inc. Class A	330	8,421
Minefinders Corp. Ltd. (a)	680	4,388
Mitec Telecom, Inc. (a)	2,730	3,404
National Bank of Canada	730	23,674
Nortel Networks Corp. (a)	8,070	30,182
Northgate Exploration Ltd. (a)	3,380	5,939
Open Text Corp. (a)	240	6,543
Pason Systems, Inc.	90	2,106
Petro-Canada	360	15,911
PetroKazakhstan, Inc. Class A	660	17,911
Placer Dome, Inc.	980	13,576
Power Corp. of Canada (sub. vtg.)	90	3,560
Power Financial Corp.	250	10,171
Research in Motion Ltd. (a)	40	3,491
RioCan Real Estate Investment Trust	620	6,645
Riverside Forest Products Ltd.	100	1,502
Rogers Wireless Communications, Inc. Class B (a)	470	11,411
RONA, Inc. (a)	660	14,244
Royal Bank of Canada	610	27,108
Russel Metals, Inc.	1,010	6,996
Sino-Forest Corp. Class A (sub. vtg.) (a)	2,080	5,672
Stratos Global Corp. (a)	540	4,311
Sun Life Financial, Inc.	690	18,287
Talisman Energy, Inc.	260	14,781
Teck Cominco Ltd. Class B (sub. vtg.)	1,020	15,134
Telesystem International Wireless, Inc. (a)	1,010	9,949
TELUS Corp.	300	5,085
TELUS Corp. (non-vtg.)	320	5,040
Toromont Industries Ltd.	450	6,037
Toronto-Dominion Bank	1,170	37,944
Transat A.T., Inc. (a)	830	9,652
Tundra Semiconductor Corp. Ltd. (a)	290	5,075
Tundra Semiconductor Corp. Ltd. (a)(c)	100	1,750
TVA Group, Inc. Class B	340	5,640
Vitran Corp., Inc. Class A (a)	350	5,170
Wajax Ltd.	200	1,531
West Fraser Timber Co. Ltd.	180	5,709
Wheaton River Minerals Ltd. (a)	4,060	10,390
TOTAL CANADA		860,105
Common Stocks - continued
	Shares	Value (Note 1)
Cayman Islands - 0.5%
Noble Corp. (a)	4,960	$ 184,314
Seagate Technology	1,420	17,764
TOTAL CAYMAN ISLANDS		202,078
Denmark - 0.7%
Danske Bank AS	3,130	70,299
ISS AS	2,128	106,210
Novo Nordisk AS Series B	2,000	94,991
TOTAL DENMARK		271,500
Finland - 0.3%
Fortum Oyj	9,240	103,509
France - 3.9%
Alcatel SA (RFD) (a)	4,100	60,106
Aventis SA (France)	2,493	188,246
AXA SA	11,074	228,014
BNP Paribas SA	2,092	125,572
CNP Assurances	600	35,584
Credit Agricole SA	4,063	100,181
France Telecom SA	1,500	36,177
Societe Generale Series A	800	66,614
Suez SA (France)	2,800	56,090
Total SA Series B	2,125	391,510
Vivendi Universal SA (a)	8,700	215,064
TOTAL FRANCE		1,503,158
Germany - 1.8%
Allianz AG (Reg.)	1,700	179,180
Altana AG	600	38,179
Continental AG	1,300	56,398
Deutsche Boerse AG	877	48,208
Deutsche Telekom AG (Reg.) (a)	9,200	157,136
Merck KGaA	800	42,825
Siemens AG (Reg.)	2,500	178,450
TOTAL GERMANY		700,376
Greece - 0.5%
Cosmote Mobile Telecommunications SA	4,300	69,035
EFG Eurobank Ergasias SA	3,100	65,888
Greek Organization of Football Prognostics SA	3,500	66,758
TOTAL GREECE		201,681
Common Stocks - continued
	Shares	Value (Note 1)
Hong Kong - 0.8%
Bank of East Asia Ltd.	4,452	$ 13,014
Cafe de Coral Holdings Ltd.	6,000	5,692
Cheung Kong Holdings Ltd.	2,000	15,321
China Everbright Ltd.	12,000	4,808
CLP Holdings Ltd.	7,400	39,372
CNOOC Ltd.	25,000	9,070
Esprit Holdings Ltd.	3,500	14,359
Hang Lung Properties Ltd.	9,000	12,173
Henderson Land Development Co. Ltd.	2,000	8,974
Hong Kong & China Gas Co. Ltd.	10,400	17,867
Hong Kong Electric Holdings Ltd.	1,500	6,596
Hutchison Whampoa Ltd.	1,600	10,769
Hysan Development Co. Ltd.	9,000	14,885
Jardine Matheson Holdings Ltd.	1,000	10,100
Li & Fung Ltd.	12,000	18,693
PCCW Ltd. (a)	32,000	21,949
Sun Hung Kai Properties Ltd.	3,000	25,770
Swire Pacific Ltd. (A Shares)	2,500	16,346
Television Broadcasts Ltd.	4,000	18,667
Wharf Holdings Ltd.	4,000	10,974
Wing Hang Bank Ltd.	1,500	9,519
TOTAL HONG KONG		304,918
Ireland - 0.3%
CRH PLC	4,527	96,110
Italy - 1.2%
Autostrade Spa	4,940	91,147
Banca Intesa Spa	13,109	43,380
Banco Popolare di Verona e Novara	7,490	124,547
ENI Spa	8,011	163,232
Riunione Adriatica di Sicurta Spa (RAS)	2,315	42,392
TOTAL ITALY		464,698
Japan - 11.1%
Acom Co. Ltd.	290	20,253
Advantest Corp.	400	29,819
Aisin Seiki Co. Ltd.	1,200	20,696
Ajinomoto Co., Inc.	1,000	11,471
Anritsu Corp. (a)	1,000	7,135
Asahi Glass Co. Ltd.	5,000	51,890
Bridgestone Corp.	2,000	33,195
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Canon, Inc.	1,000	$ 52,310
Citizen Watch Co. Ltd.	2,000	19,779
Culture Convenience Club Co. Ltd.	900	9,596
Dai Nippon Printing Co. Ltd.	1,000	14,874
Daicel Chemical Industries Ltd.	6,000	26,016
Daikin Industries Ltd.	1,000	22,968
Dainippon Ink & Chemicals, Inc.	4,000	9,596
Dainippon Screen Manufacturing Co. Ltd. (a)	3,000	20,072
Daiwa House Industry Co. Ltd.	1,000	10,973
Daiwa Securities Group, Inc.	5,000	36,874
Denki Kagaku Kogyo KK	5,000	16,393
Denso Corp.	2,500	51,646
Diamond Lease Co. Ltd.	500	19,636
East Japan Railway Co.	11	55,124
FamilyMart Co. Ltd.	900	25,350
Fanuc Ltd.	300	18,019
Fast Retailing Co. Ltd.	700	53,489
Fuji Heavy Industries Ltd.	4,000	18,872
Fuji Photo Film Co. Ltd.	2,000	63,800
Fuji Television Network, Inc.	8	20,329
Fuji Television Network, Inc. New (a)	8	20,472
Fujikura Ltd.	4,000	21,254
Fujisawa Pharmaceutical Co. Ltd.	1,000	22,791
Fujitsu Ltd.	11,000	74,965
Funai Electric Co. Ltd.	200	29,179
Furukawa Electric Co. Ltd.	3,000	11,355
Hitachi Cable Ltd.	4,000	19,761
Hitachi Chemical Co. Ltd.	1,300	23,333
Hitachi Information Systems Co. Ltd.	400	11,835
Honda Motor Co. Ltd.	900	36,270
Isetan Co. Ltd.	2,400	32,499
Ito Yokado Ltd.	1,000	40,783
ITOCHU TECHNO-SCIENCE Corp. (CTC)	600	22,604
JAFCO Co. Ltd.	500	39,984
JFE Holdings, Inc.	1,700	37,385
Kamigumi Co. Ltd.	2,000	13,594
Kaneka Corp.	1,000	9,054
KDDI Corp.	15	88,097
Keyence Corp.	100	23,546
Konica Minolta Holdings, Inc.	4,500	61,095
Kyocera Corp.	700	58,142
Lawson, Inc.	400	14,714
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Matsushita Electric Industrial Co. Ltd.	5,000	$ 73,900
Meitec Corp.	600	20,738
Millea Holdings, Inc.	2	27,900
Mitsubishi Electric Corp.	6,000	29,748
Mitsubishi Securities Co. Ltd.	3,000	37,985
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	6	53,400
Mitsui & Co. Ltd.	5,000	40,428
Mitsui Fudosan Co. Ltd.	2,000	21,591
Mitsui O.S.K. Lines Ltd.	5,000	21,458
Mizuho Financial Group, Inc. (a)	24	111,315
Murata Manufacturing Co. Ltd.	500	32,165
NEC Corp.	4,000	30,814
NGK Insulators Ltd.	5,000	36,785
NGK Spark Plug Co. Ltd.	5,000	45,359
Nichicon Corp.	2,100	23,940
Nidec Corp.	100	10,582
Nintendo Co. Ltd.	500	46,292
Nippon Electric Glass Co. Ltd.	1,000	23,102
Nippon Express Co. Ltd.	2,000	11,462
Nippon Sheet Glass Co. Ltd.	2,000	6,842
Nippon Steel Corp.	20,000	41,050
Nippon Television Network Corp.	330	52,544
Nippon Unipac Holding	2	9,756
Nishi-Nippon Bank Ltd. (a)	6,000	24,257
Nishimatsuya Chain Co. Ltd.	600	21,645
Nissan Motor Co. Ltd.	4,900	53,508
Nitto Denko Corp.	900	49,020
NOK Corp.	1,400	53,116
Nomura Holdings, Inc.	2,000	32,760
Nomura Research Institute Ltd.	200	20,276
NS Solutions Corp.	200	12,848
NTN Corp.	3,000	12,582
NTT DoCoMo, Inc.	21	42,210
Olympus Corp.	2,000	38,029
Oriental Land Co. Ltd.	300	19,086
ORIX Corp.	300	31,187
Pioneer Corp.	400	11,195
Renown D'urban Holdings, Inc. (a)	600	9,921
Ricoh Co. Ltd.	3,000	58,643
Rohm Co. Ltd.	400	48,940
Sanken Electric Co. Ltd.	2,000	25,643
Sankyo Co. Ltd. (Gunma)	600	21,964
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Sanyo Electric Co. Ltd.	4,000	$ 17,771
Seven Eleven Japan Co. Ltd.	1,000	33,320
SFCG Co. Ltd.	200	40,233
Sharp Corp.	2,000	35,363
Shimachu Co. Ltd.	1,300	34,075
Shin-Etsu Chemical Co. Ltd.	800	31,703
Skylark Co. Ltd.	500	9,618
SMC Corp.	400	44,959
Sompo Japan Insurance, Inc.	3,000	26,523
Sony Corp.	1,600	61,440
Stanley Electric Co. Ltd.	2,900	53,725
Sumisho Lease Co. Ltd.	400	13,435
Sumitomo Chemical Co. Ltd.	8,000	36,252
Sumitomo Corp.	5,000	37,629
Sumitomo Electric Industries Ltd.	5,000	45,315
Sumitomo Mitsui Financial Group, Inc.	15	111,155
Sumitomo Realty & Development Co. Ltd.	4,000	44,035
Suzuki Motor Corp.	1,300	20,122
Taiyo Yuden Co. Ltd.	3,000	49,180
Takeda Chemical Industries Ltd.	900	35,586
Terumo Corp.	1,300	27,029
THK Co. Ltd.	1,400	26,558
Tokyo Broadcasting System, Inc.	2,600	50,824
Tokyo Electron Ltd.	500	29,855
Toppan Printing Co. Ltd.	3,000	34,573
Toray Industries, Inc.	5,000	22,435
Toshiba Corp.	5,000	22,524
Tostem Inax Holding Corp.	1,000	18,659
Toyoda Gosei Co. Ltd.	1,200	32,200
Toyota Motor Corp.	5,300	194,007
UFJ Holdings, Inc. (a)	18	109,236
Yamaha Motor Co. Ltd.	3,000	42,063
Yamanouchi Pharmaceutical Co. Ltd.	600	19,619
TOTAL JAPAN		4,259,894
Luxembourg - 0.1%
Millicom International Cellular SA unit (a)	1,300	32,663
Netherlands - 1.7%
Euronext NV	2,050	59,610
ING Groep NV (Certificaten Van Aandelen)	8,210	174,216
James Hardie Industries NV	1,200	5,809
Common Stocks - continued
	Shares	Value (Note 1)
Netherlands - continued
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	6,972	$ 192,958
Koninklijke Philips Electronics NV	8,021	215,043
TOTAL NETHERLANDS		647,636
Netherlands Antilles - 0.3%
Schlumberger Ltd. (NY Shares)	1,900	111,207
New Zealand - 0.1%
Fisher & Paykel Healthcare Corp.	700	5,697
Sky City Entertainment Group Ltd.	2,400	6,611
Telecom Corp. of New Zealand Ltd.	5,317	18,862
TOTAL NEW ZEALAND		31,170
Norway - 0.6%
DnB NOR ASA	9,380	59,440
Statoil ASA	4,200	52,465
Telenor ASA	11,600	76,211
Yara International ASA	3,701	26,148
TOTAL NORWAY		214,264
Papua New Guinea - 0.0%
Oil Search Ltd.	15,400	12,906
Singapore - 0.6%
City Developments Ltd.	3,000	10,752
City Developments Ltd.:
rights 6/4/04 (a)	1,200	0
warrants 4/5/06 (a)	300	0
DBS Group Holdings Ltd.	2,000	16,804
Flextronics International Ltd. (a)	8,370	134,757
Keppel Corp. Ltd.	2,000	8,402
Oversea-Chinese Banking Corp. Ltd.	1,000	7,109
Singapore Exchange Ltd.	6,000	5,746
Singapore Post Ltd.	23,000	11,216
Singapore Telecommunications Ltd.	10,000	13,749
United Overseas Bank Ltd.	3,096	24,921
TOTAL SINGAPORE		233,456
Spain - 2.4%
Actividades de Construccion y Servicios SA (ACS)	1,351	65,603
Altadis SA (Spain)	8,100	228,835
Antena 3 Television SA (a)	344	17,475
Banco Popular Espanol SA (Reg.)	1,730	95,407
Banco Santander Central Hispano SA	16,190	171,938
Common Stocks - continued
	Shares	Value (Note 1)
Spain - continued
Corporacion Mapfre SA (Reg.)	3,100	$ 37,141
Sogecable SA (a)	2,450	104,851
Telefonica SA	14,253	209,662
TOTAL SPAIN		930,912
Sweden - 1.2%
Hennes & Mauritz AB (H&M) (B Shares)	4,100	100,331
Svenska Handelsbanken AB (A Shares)	4,678	90,295
Telefonaktiebolaget LM Ericsson (B Shares) (a)	97,600	260,299
TOTAL SWEDEN		450,925
Switzerland - 3.2%
ABB Ltd. (Switzerland) (Reg.) (a)	5,804	32,705
Adecco SA	1,554	69,122
Compagnie Financiere Richemont unit	3,017	77,667
Credit Suisse Group (Reg.)	3,412	119,284
Nestle SA (Reg.)	310	78,487
Novartis AG (Reg.)	7,062	316,378
Roche Holding AG (participation certificate)	2,375	249,325
Swiss Life Holding (a)	430	58,750
UBS AG (Reg.)	3,180	225,144
TOTAL SWITZERLAND		1,226,862
United Kingdom - 8.5%
3i Group PLC	18,920	202,808
Anglo American PLC (United Kingdom)	3,557	71,767
AstraZeneca PLC (Sweden)	2,512	118,998
Barclays PLC	13,070	119,525
BG Group PLC	23,190	134,286
Boots Group PLC	2,900	31,498
BP PLC	45,800	403,803
Brambles Industries PLC	8,200	30,611
British Land Co. PLC	6,000	69,275
British Sky Broadcasting Group PLC (BSkyB)	6,000	71,035
Carnival PLC	3,200	143,748
GlaxoSmithKline PLC	6,931	145,551
HSBC Holdings PLC: (Hong Kong) (Reg.)	3,044	43,894
(United Kingdom) (Reg.)	16,940	244,275
ITV PLC	23,269	51,085
Kesa Electricals PLC	7,136	35,773
Kingfisher PLC	5,258	26,475
Man Group PLC	3,850	115,526
Prudential PLC	11,590	91,271
Reuters Group PLC	17,400	115,373
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
Royal Bank of Scotland Group PLC	1,900	$ 57,182
Scottish & Southern Energy PLC	4,600	55,809
Shell Transport & Trading Co. PLC (Reg.)	32,590	228,510
Standard Chartered PLC	7,800	119,799
United Business Media PLC	10,094	82,541
Vodafone Group PLC	194,064	476,233
TOTAL UNITED KINGDOM		3,286,651
United States of America - 47.0%
Abbott Laboratories	2,690	118,414
Aetna, Inc.	1,760	145,640
AFLAC, Inc.	930	39,274
Agere Systems, Inc.:
Class A (a)	25,460	57,540
Class B (a)	33,597	72,905
Albany International Corp. Class A	2,880	87,840
Alcoa, Inc.	1,650	50,738
Allergan, Inc.	2,670	235,094
Allstate Corp.	2,490	114,291
Altria Group, Inc.	60	3,323
American International Group, Inc.	1,720	123,238
AmerisourceBergen Corp.	110	6,368
Amphenol Corp. Class A (a)	4,120	130,233
Analog Devices, Inc.	2,170	92,442
Apache Corp.	1,640	68,667
Apollo Investment Corp.	8,600	118,250
Aramark Corp. Class B	2,310	66,066
AT&T Corp.	2,768	47,471
Avon Products, Inc.	1,890	158,760
Baker Hughes, Inc.	2,200	80,696
Bank of America Corp.	1,523	122,586
Bank of Hawaii Corp.	200	8,744
Barr Pharmaceuticals, Inc. (a)	2,250	93,195
BEA Systems, Inc. (a)	290	3,309
Becton, Dickinson & Co.	2,500	126,375
Biogen Idec, Inc. (a)	7,100	418,900
Biomet, Inc.	1,780	70,310
BJ Services Co. (a)	1,400	62,300
Black & Decker Corp.	340	19,669
Boeing Co.	1,650	70,439
Boston Scientific Corp. (a)	1,760	72,494
Bristol-Myers Squibb Co.	2,900	72,790
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Burlington Resources, Inc.	890	$ 59,870
Cardinal Health, Inc.	580	42,485
Caterpillar, Inc.	2,560	198,989
Cavco Industries, Inc. (a)	52	2,074
Cendant Corp.	4,920	116,506
Centex Corp.	2,480	118,916
Charles Schwab Corp.	5,110	52,582
ChevronTexaco Corp.	1,810	165,615
Clear Channel Communications, Inc.	4,954	205,541
Comcast Corp.:
Class A (a)	228	6,863
Class A (special) (a)	3,650	105,814
Compuware Corp. (a)	10,530	80,555
ConocoPhillips	990	70,587
Covad Communications Group, Inc. (a)	18	36
Danaher Corp.	2,640	244,253
Dean Foods Co. (a)	1,700	57,086
Dell, Inc. (a)	9,650	334,952
Dow Chemical Co.	4,420	175,430
Eagle Materials, Inc.	54	3,548
Eagle Materials, Inc. Class B	184	11,758
EMC Corp. (a)	15,920	177,667
ENSCO International, Inc.	2,770	75,815
Fairchild Semiconductor International, Inc. (a)	2,090	40,692
Fannie Mae	1,980	136,066
FedEx Corp.	1,650	118,652
FirstEnergy Corp.	1,190	46,529
Fleetwood Enterprises, Inc. (a)	2,630	38,135
Freddie Mac	1,810	105,704
Freeport-McMoRan Copper & Gold, Inc. Class B	5,530	168,665
Gap, Inc.	4,450	97,945
Genentech, Inc. (a)	5,320	653,296
Gillette Co.	4,830	197,644
Golden West Financial Corp., Delaware	910	95,650
HCA, Inc.	810	32,910
Herman Miller, Inc.	1,200	31,536
Home Depot, Inc.	1,190	41,876
Hudson Highland Group, Inc. (a)	207	6,332
Illinois Tool Works, Inc.	450	38,795
Integrated Silicon Solution, Inc. (a)	1,770	24,302
Intel Corp.	2,240	57,635
Intersil Corp. Class A	640	12,640
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
J.P. Morgan Chase & Co.	4,180	$ 157,168
Jabil Circuit, Inc. (a)	4,180	110,310
Johnson & Johnson	5,670	306,350
KB Home	420	28,951
KLA-Tencor Corp. (a)	1,440	60,005
Lattice Semiconductor Corp. (a)	960	6,835
Lennar Corp.:
Class A	1,920	89,952
Class B	1,796	78,844
Liberty Media Corp. Class A (a)	35,687	390,416
Lowe's Companies, Inc.	1,220	63,513
LSI Logic Corp. (a)	2,750	20,460
Lucent Technologies, Inc. (a)	33,580	113,165
Lyondell Chemical Co.	4,380	71,613
Manpower, Inc.	8,200	384,580
Martin Marietta Materials, Inc.	1,680	72,660
Masco Corp.	1,110	31,091
Maytag Corp.	1,360	37,944
McDonald's Corp.	5,100	138,873
Medtronic, Inc.	2,990	150,875
Merck & Co., Inc.	11,800	554,600
Merrill Lynch & Co., Inc.	2,010	109,002
MetLife, Inc.	1,160	40,020
Mettler-Toledo International, Inc. (a)	2,150	96,363
Micron Technology, Inc. (a)	2,870	39,089
Microsoft Corp.	40,220	1,044,494
Millennium Chemicals, Inc.	500	8,185
Monster Worldwide, Inc. (a)	3,370	86,306
Morgan Stanley	2,510	128,989
Motorola, Inc.	11,820	215,715
National Semiconductor Corp. (a)	1,220	49,764
National-Oilwell, Inc. (a)	2,070	57,794
NIKE, Inc. Class B	760	54,682
Northrop Grumman Corp.	280	27,790
Northwest Airlines Corp. (a)	2,305	21,667
Parker Hannifin Corp.	760	42,020
Peabody Energy Corp.	1,900	89,091
PepsiCo, Inc.	2,390	130,231
Perrigo Co.	3,180	68,593
Pfizer, Inc.	16,032	573,304
Phelps Dodge Corp. (a)	430	28,307
PolyOne Corp. (a)	2,710	18,536
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Pride International, Inc. (a)	2,030	$ 34,246
Progressive Corp.	410	35,883
Pulte Homes, Inc.	4,120	202,580
RealNetworks, Inc. (a)	1,490	8,568
SBC Communications, Inc.	28,000	697,200
St. Jude Medical, Inc. (a)	8,040	613,130
Stryker Corp.	1,680	166,202
Synthes-Stratec, Inc.	96	104,411
Sysco Corp.	2,210	84,533
Tenet Healthcare Corp. (a)	2,495	29,341
Teradyne, Inc. (a)	5,120	104,346
Texas Instruments, Inc.	4,220	105,922
The Coca-Cola Co.	4,320	218,462
Time Warner, Inc. (a)	15,420	259,364
Toys 'R' Us, Inc. (a)	4,180	64,581
Transocean, Inc. (a)	1,400	38,878
Tyson Foods, Inc. Class A	3,010	56,407
Union Pacific Corp.	750	44,198
UnitedHealth Group, Inc.	3,660	225,017
Univision Communications, Inc. Class A (a)	17,570	594,745
VERITAS Software Corp. (a)	2,520	67,208
Viacom, Inc. Class B (non-vtg.)	4,890	188,999
Wachovia Corp.	1,680	76,860
Wal-Mart Stores, Inc.	1,250	71,250
Waste Management, Inc.	3,810	108,204
Weatherford International Ltd. (a)	5,250	228,270
Whole Foods Market, Inc.	1,410	112,786
Wyeth	1,670	63,577
Xilinx, Inc. (a)	710	23,877
Zimmer Holdings, Inc. (a)	5,580	445,563
TOTAL UNITED STATES OF AMERICA		18,083,062
TOTAL COMMON STOCKS (Cost $31,746,212)		35,185,595
Nonconvertible Preferred Stocks - 1.1%

Australia - 0.1%
News Corp. Ltd. (ltd. vtg.)	3,636	31,128
Germany - 0.6%
Fresenius AG	900	62,810
Fresenius Medical Care AG	330	15,748
Nonconvertible Preferred Stocks - continued
	Shares	Value (Note 1)
Germany - continued
ProSiebenSat.1 Media AG	3,150	$ 61,894
ProSiebenSat.1 Media AG New	393	7,713
Wella AG	1,050	95,696
TOTAL GERMANY		243,861
Italy - 0.4%
Telecom Italia Spa (Risp)	66,970	156,060
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $380,912)		431,049
Government Obligations - 0.4%
Principal Amount
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.94% 6/10/04 (d) (Cost $149,839)	$ 150,000	149,864
Money Market Funds - 7.0%
Shares
Fidelity Cash Central Fund, 1.06% (b) (Cost $2,679,074)	2,679,074	2,679,074
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $34,956,037)	38,445,582
NET OTHER ASSETS - 0.0%	(794)
NET ASSETS - 100%	$ 38,444,788
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
36 S&P 500 E-Mini Index Contracts	June 2004	$ 1,990,980	$ (21,694)
The face value of futures purchased as a percentage of net assets - 5.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,750 or 0.0% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $142,500.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $16,257,048 and $10,773,045, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $345 for the period.
Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $4,996,000 of which $154,000, $2,322,000 and $2,520,000 will expire on October 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $34,956,037) - See accompanying schedule		$ 38,445,582
Receivable for investments sold		201,466
Receivable for fund shares sold		78,732
Dividends receivable		77,496
Interest receivable		2,777
Prepaid expenses		99
Receivable from investment adviser for expense reductions		7,872
Other receivables		1,897
Total assets		38,815,921

Liabilities
Payable for investments purchased	$ 242,193
Payable for fund shares redeemed	32,421
Accrued management fee	23,812
Distribution fees payable	18,321
Payable for daily variation on futures contracts	14,400
Other affiliated payables	17,336
Other payables and accrued expenses	22,650
Total liabilities		371,133

Net Assets		$ 38,444,788
Net Assets consist of:
Paid in capital		$ 38,063,188
Accumulated net investment loss		(164,915)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,920,577)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,467,092
Net Assets		$ 38,444,788

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,597,602 ÷ 656,134 shares)	$ 11.58

Maximum offering price per share (100/94.25 of $11.58)	$ 12.29
Class T: Net Asset Value and redemption price per share ($20,425,247 ÷ 1,786,147 shares)	$ 11.44

Maximum offering price per share (100/96.50 of $11.44)	$ 11.85
Class B: Net Asset Value and offering price per share ($5,565,009 ÷ 499,723 shares)A	$ 11.14

Class C: Net Asset Value and offering price per share ($3,737,754 ÷ 335,225 shares)A	$ 11.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,119,176 ÷ 95,266 shares)	$ 11.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 236,516
Interest		15,893
		252,409
Less foreign taxes withheld		(15,812)
Total income		236,597

Expenses
Management fee	$ 130,950
Transfer agent fees	85,198
Distribution fees	102,467
Accounting fees and expenses	21,024
Non-interested trustees' compensation	80
Custodian fees and expenses	45,457
Registration fees	56,920
Audit	18,332
Legal	3,478
Miscellaneous	1,212
Total expenses before reductions	465,118
Expense reductions	(95,917)	369,201
Net investment income (loss)		(132,604)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,103,521
Foreign currency transactions	(3,278)
Futures contracts	129,504
Total net realized gain (loss)		2,229,747
Change in net unrealized appreciation (depreciation) on: Investment securities	315,373
Assets and liabilities in foreign currencies	(1,593)
Futures contracts	(56,094)
Total change in net unrealized appreciation (depreciation)		257,686
Net gain (loss)		2,487,433
Net increase (decrease) in net assets resulting from operations		$ 2,354,829

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (132,604)	$ (154,031)
Net realized gain (loss)	2,229,747	133,708
Change in net unrealized appreciation (depreciation)	257,686	5,656,575
Net increase (decrease) in net assets resulting from operations	2,354,829	5,636,252
Share transactions - net increase (decrease)	6,037,316	954,173
Redemption fees	55	-
Total increase (decrease) in net assets	8,392,200	6,590,425

Net Assets
Beginning of period	30,052,588	23,462,163
End of period (including accumulated net investment loss of $164,915 and accumulated net investment loss of $32,311, respectively)	$ 38,444,788	$ 30,052,588

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.73	$ 8.62	$ 9.76	$ 12.62	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.02)	(.05)	(.02) G	(.04) F	(.04)
Net realized and unrealized gain (loss)	.87	2.13	(1.09)	(2.84)	1.13	1.83
Total from investment operations	.85	2.11	(1.14)	(2.86)	1.09	1.79
Distributions from net realized gain	-	-	-	-	(.20)	-
Distributions in excess of net realized gain	-	-	-	-	(.06)	-
Total distributions	-	-	-	-	(.26)	-
Redemption fees added to paid in capitalE	-J	-	-	-	-	-
Net asset value, end of period	$ 11.58	$ 10.73	$ 8.62	$ 9.76	$ 12.62	$ 11.79
Total Return B,C,D	7.92%	24.48%	(11.68)%	(22.66)%	9.28%	17.90%
Ratios to Average Net AssetsI
Expenses before expense reductions	2.15% A	2.25%	2.38%	2.40%	2.32%	4.39% A
Expenses net of voluntary waivers, if any	1.75% A	1.76%	1.94%	2.00%	2.00%	2.00% A
Expenses net of all reductions	1.72% A	1.73%	1.92%	1.96%	1.99%	1.99% A
Net investment income (loss)	(.41)% A	(.27)%	(.57)%	(.17)%	(.33)%	(.47)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,598	$ 4,436	$ 3,343	$ 3,516	$ 2,868	$ 1,853
Portfolio turnover rate	65% A	53%	76%	141%	106%	69% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.03 per share. GInvestment income per share reflects a special dividend which amounted to $.04 per share. HFor the period December 17, 1998 (commencement of operations) to October 31, 1999. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61	$ 8.54	$ 9.70	$ 12.60	$ 11.77	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.04)	(.05)	(.08)	(.05)G	(.08)F	(.07)
Net realized and unrealized gain (loss)	.87	2.12	(1.08)	(2.85)	1.15	1.84
Total from investment operations	.83	2.07	(1.16)	(2.90)	1.07	1.77
Distributions from net realized gain	-	-	-	-	(.18)	-
Distributions in excess of net realized gain	-	-	-	-	(.06)	-
Total distributions	-	-	-	-	(.24)	-
Redemption fees added to paid in capitalE	-J	-	-	-	-	-
Net asset value, end of period	$ 11.44	$ 10.61	$ 8.54	$ 9.70	$ 12.60	$ 11.77
Total ReturnB,C,D	7.82%	24.24%	(11.96)%	(23.02)%	9.12%	17.70%
Ratios to Average Net AssetsI
Expenses before expense reductions	2.52%A	2.65%	2.85%	2.88%	2.70%	4.70%A
Expenses net of voluntary waivers, if any	2.00%A	2.01%	2.19%	2.25%	2.25%	2.25%A
Expenses net of all reductions	1.98%A	1.98%	2.16%	2.21%	2.24%	2.24%A
Net investment income (loss)	(.67)%A	(.52)%	(.81)%	(.42)%	(.58)%	(.72)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,425	$ 17,334	$ 12,496	$ 7,642	$ 8,019	$ 3,204
Portfolio turnover rate	65%A	53%	76%	141%	106%	69%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.03 per share. GInvestment income per share reflects a special dividend which amounted to $.04 per share. HFor the period December 17, 1998 (commencement of operations) to October 31, 1999. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.36	$ 8.38	$ 9.56	$ 12.48	$ 11.71	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.06)	(.09)	(.12)	(.10)G	(.14)F	(.12)
Net realized and unrealized gain (loss)	.84	2.07	(1.06)	(2.82)	1.14	1.83
Total from investment operations	.78	1.98	(1.18)	(2.92)	1.00	1.71
Distributions from net realized gain	-	-	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	-	-	(.06)	-
Total distributions	-	-	-	-	(.23)	-
Redemption fees added to paid in capitalE	-J	-	-	-	-	-
Net asset value, end of period	$ 11.14	$ 10.36	$ 8.38	$ 9.56	$ 12.48	$ 11.71
Total ReturnB,C,D	7.53%	23.63%	(12.34)%	(23.40)%	8.56%	17.10%
Ratios to Average Net AssetsI
Expenses before expense reductions	3.12%A	3.25%	3.36%	3.30%	3.24%	5.19%A
Expenses net of voluntary waivers, if any	2.50%A	2.50%	2.69%	2.75%	2.75%	2.75%A
Expenses net of all reductions	2.48%A	2.47%	2.66%	2.71%	2.74%	2.74%A
Net investment income (loss)	(1.17)%A	(1.01)%	(1.31)%	(.92)%	(1.08)%	(1.22)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,565	$ 4,918	$ 3,848	$ 4,865	$ 5,187	$ 2,268
Portfolio turnover rate	65%A	53%	76%	141%	106%	69%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.03 per share. GInvestment income per share reflects a special dividend which amounted to $.04 per share. HFor the period December 17, 1998 (commencement of operations) to October 31, 1999. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 8.39	$ 9.58	$ 12.49	$ 11.71	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.06)	(.09)	(.12)	(.10)G	(.14)F	(.12)
Net realized and unrealized gain (loss)	.83	2.08	(1.07)	(2.81)	1.15	1.83
Total from investment operations	.77	1.99	(1.19)	(2.91)	1.01	1.71
Distributions from net realized gain	-	-	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	-	-	(.06)	-
Total distributions	-	-	-	-	(.23)	-
Redemption fees added to paid in capitalE	-J	-	-	-	-	-
Net asset value, end of period	$ 11.15	$ 10.38	$ 8.39	$ 9.58	$ 12.49	$ 11.71
Total ReturnB,C,D	7.42%	23.72%	(12.42)%	(23.30)%	8.65%	17.10%
Ratios to Average Net AssetsI
Expenses before expense reductions	3.00%A	3.10%	3.18%	3.16%	3.13%	5.16%A
Expenses net of voluntary waivers, if any	2.50%A	2.50%	2.69%	2.75%	2.75%	2.75%A
Expenses net of all reductions	2.48%A	2.47%	2.66%	2.71%	2.74%	2.74%A
Net investment income (loss)	(1.17)%A	(1.01)%	(1.31)%	(.92)%	(1.08)%	(1.22)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,738	$ 3,190	$ 2,967	$ 3,750	$ 5,146	$ 2,649
Portfolio turnover rate	65%A	53%	76%	141%	106%	69%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.03 per share. GInvestment income per share reflects a special dividend which amounted to $.04 per share. HFor the period December 17, 1998 (commencement of operations) to October 31, 1999. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 8.68	$ 9.81	$ 12.68	$ 11.81	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.01)	-I	(.03)	.01F	(.01)E	(.02)
Net realized and unrealized gain (loss)	.88	2.20	(1.10)	(2.88)	1.16	1.83
Total from investment operations	.87	2.20	(1.13)	(2.87)	1.15	1.81
Distributions from net realized gain	-	-	-	-	(.21)	-
Distributions in excess of net realized gain	-	-	-	-	(.07)	-
Total distributions	-	-	-	-	(.28)	-
Redemption fees added to paid in capitalD	-I	-	-	-	-	-
Net asset value, end of period	$ 11.75	$ 10.88	$ 8.68	$ 9.81	$ 12.68	$ 11.81
Total ReturnB,C	8.00%	25.35%	(11.52)%	(22.63)%	9.79%	18.10%
Ratios to Average Net AssetsH
Expenses before expense reductions	1.76%A	1.87%	1.95%	2.02%	2.06%	4.10%A
Expenses net of voluntary waivers, if any	1.50%A	1.50%	1.70%	1.75%	1.75%	1.75%A
Expenses net of all reductions	1.48%A	1.48%	1.67%	1.71%	1.74%	1.74%A
Net investment income (loss)	(.17)%A	(.01)%	(.32)%	.08%	(.08)%	(.22)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,119	$ 175	$ 808	$ 909	$ 1,256	$ 1,182
Portfolio turnover rate	65%A	53%	76%	141%	106%	69%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EInvestment income per share reflects a special dividend which amounted to $.03 per share. FInvestment income per share reflects a special dividend which amounted to $.04 per share. GFor the period December 17, 1998 (commencement of operations) to October 31, 1999. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Global Equity Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends, net operating losses, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 5,156,221
Unrealized depreciation	(1,787,833)
Net unrealized appreciation (depreciation)	$ 3,368,388
Cost for federal income tax purposes	$ 35,077,194

Short-Term Trading (Redemption) Fees. Shares purchased after March 31, 2004 and held in the fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Futures Contracts - continued

(losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and, the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 8,096	$ 573
Class T	.25%	.25%	49,280	167
Class B	.75%	.25%	27,086	20,343
Class C	.75%	.25%	18,005	3,345
			$ 102,467	$ 24,428

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,420
Class T	2,975
Class B*	6,980
Class C*	226
14,601

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 11,740	.36 *
Class T	48,060	.49 *
Class B	15,953	.59 *
Class C	8,468	.47 *
Institutional Class	977	.22 *
	$ 85,198

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $15,193 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.75%	$ 12,989
Class T	2.00%	51,596
Class B	2.50%	16,915
Class C	2.50%	9,112
Institutional Class	1.50%	1,119
		$ 91,731

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $4,186 for the period.

Semiannual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Class A
Shares sold	282,532	136,246	$ 3,263,863	$ 1,270,282
Shares redeemed	(39,622)	(110,997)	(461,684)	(1,047,311)
Net increase (decrease)	242,910	25,249	$ 2,802,179	$ 222,971
Class T
Shares sold	727,100	589,459	$ 8,260,873	$ 5,360,716
Shares redeemed	(573,996)	(419,255)	(6,555,646)	(3,739,570)
Net increase (decrease)	153,104	170,204	$ 1,705,227	$ 1,621,146
Class B
Shares sold	86,051	101,806	$ 954,896	$ 919,391
Shares redeemed	(60,887)	(86,440)	(673,640)	(766,624)
Net increase (decrease)	25,164	15,366	$ 281,256	$ 152,767
Class C
Shares sold	69,841	46,725	$ 779,162	$ 426,595
Shares redeemed	(42,088)	(92,865)	(467,824)	(817,236)
Net increase (decrease)	27,753	(46,140)	$ 311,338	$ (390,641)
Institutional Class
Shares sold	102,514	28,067	$ 1,216,628	$ 247,062
Shares redeemed	(23,355)	(105,018)	(279,312)	(899,132)
Net increase (decrease)	79,159	(76,951)	$ 937,316	$ (652,070)

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
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Fidelity Advisor Consumer Industries Fund
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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AGLOI-USAN-0604
1.784881.101

Fidelity® Advisor

Diversified International

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	2.2	1.3
Novartis AG sponsored ADR (Switzerland, Pharmaceuticals)	2.0	2.0
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.5	0.7
Sumitomo Mitsui Financial Group, Inc. (Japan, Commercial Banks)	1.3	0.8
Total SA sponsored ADR (France, Oil & Gas)	1.1	1.0
	8.1
Top Five Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.2	21.6
Consumer Discretionary	13.7	11.8
Health Care	13.6	13.2
Information Technology	9.1	10.7
Consumer Staples	8.1	9.0
Top Five Countries as of April 30, 2004
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	18.4	16.5
Japan	15.5	15.2
Switzerland	8.6	6.6
France	7.7	5.4
Canada	4.9	5.4
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2004	As of October 31, 2003
Stocks and Investment Companies 92.2%	Stocks and Investment Companies 91.6%
Bonds 0.6%	Bonds 1.0%
Short-Term Investments and Net Other Assets 7.2%	Short-Term Investments and Net Other Assets 7.4%

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.7%
	Shares	Value (Note 1) (000s)
Australia - 2.8%
Australia & New Zealand Banking Group Ltd.	577,865	$ 7,753
Australian Gas Light Co.	160,636	1,352
Billabong International Ltd.	327,000	1,795
Brambles Industries Ltd.	1,379,338	5,531
CSL Ltd.	1,285,265	20,484
Hardman Resources Ltd. (a)	1,247,755	1,397
Macquarie Bank Ltd.	253,447	6,345
News Corp. Ltd.:
ADR	137,200	5,016
sponsored ADR	428,700	14,469
Promina Group Ltd.	1,872,426	5,073
QBE Insurance Group Ltd.	1,733,814	14,593
Suncorp-Metway Ltd.	174,245	1,687
TOTAL AUSTRALIA		85,495
Bermuda - 0.2%
Aquarius Platinum Ltd. (Australia)	527,552	2,496
Clear Media Ltd. (a)	4,249,100	3,786
Skyworth Digital Holdings Ltd.	1,400,000	413
TOTAL BERMUDA		6,695
Brazil - 0.8%
Companhia Vale do Rio Doce sponsored ADR	225,600	10,265
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	285,700	7,371
Petroleo Brasileiro SA Petrobras sponsored ADR	185,600	5,364
Uniao de Bancos Brasileiros SA (Unibanco) GDR	161,600	3,167
TOTAL BRAZIL		26,167
Canada - 4.9%
Aber Diamond Corp. (a)	85,600	2,366
Alimentation Couche-Tard, Inc. Class B (sub. vtg.) (a)	15,600	266
Astral Media, Inc. Class A (non-vtg.)	110,200	2,294
Barrick Gold Corp.	137,500	2,620
Bombardier, Inc. Class B (sub. vtg.)	1,539,600	6,780
Canadian Imperial Bank of Commerce	62,800	3,076
Canadian Natural Resources Ltd.	70,500	3,876
Canadian Western Bank, Edmonton	36,400	1,056
CGI Group, Inc.:
rights 7/1/04 (a)(f)	725,600	3,809
Class A (sub. vtg.) (a)	128,100	747
EnCana Corp.	432,344	16,959
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Canada - continued
Falconbridge Ltd.	75,500	$ 1,624
Gabriel Resources Ltd. (a)	319,200	577
ITF Optical Technologies, Inc. Series A (f)	1,792	2
Kinross Gold Corp. (a)(e)	96,700	536
Kinross Gold Corp. (a)	518,833	2,875
Loblaw Companies Ltd.	130,000	5,569
Meridian Gold, Inc. (a)	84,200	847
Metro, Inc. Class A (sub. vtg.)	104,000	1,426
National Bank of Canada	200,100	6,489
Novagold Resources, Inc. (a)	48,000	184
OZ Optics Ltd. unit (f)	5,400	80
Petro-Canada	356,800	15,770
PetroKazakhstan, Inc. Class A	180,500	4,898
Power Corp. of Canada (sub. vtg.)	229,200	9,066
Precision Drilling Corp. (a)	265,300	12,621
Research in Motion Ltd. (a)	123,896	10,813
Sun Life Financial, Inc.	396,718	10,514
Talisman Energy, Inc.	139,500	7,930
TimberWest Forest Corp. unit	493,000	4,622
TransCanada Corp.	193,800	3,836
Trican Well Service Ltd. (a)	82,100	2,245
Wheaton River Minerals Ltd. (a)	1,996,800	5,110
TOTAL CANADA		151,483
Cayman Islands - 0.2%
Apex Silver Mines Ltd. (a)	311,600	5,098
China - 0.9%
Byd Co. Ltd. (H Shares)	1,582,500	4,707
Global Bio-Chem Technology Group Co. Ltd.	14,688,000	10,734
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	1,836,000	0
People's Food Holdings Ltd.	7,727,000	5,993
Sinopec Shanghai Petrochemical Co. Ltd. sponsored ADR	39,200	1,281
Sinopec Zhenhai Refining & Chemical Co. (H Shares)	6,366,000	5,754
TOTAL CHINA		28,469
Denmark - 2.0%
A.P. Moller - Maersk AS Series B	295	1,857
Coloplast AS Series B	85,050	8,011
Danske Bank AS	615,375	13,821
Group 4 Falck AS	315,233	7,816
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Denmark - continued
Novo Nordisk AS Series B	441,993	$ 20,993
Novozymes AS Series B	271,600	11,151
TOTAL DENMARK		63,649
France - 7.7%
Alcatel SA sponsored ADR (a)	553,700	8,117
April Group	70,126	1,369
Assurances Generales France SA (Bearer)	55,363	3,380
Aventis SA sponsored ADR	87,000	6,569
AXA SA sponsored ADR	477,700	9,836
Bacou Dalloz	52,881	3,991
BNP Paribas SA	338,300	20,306
Business Objects SA sponsored ADR (a)	131,800	2,890
Canal Plus SA	429,800	2,956
CNP Assurances	164,193	9,738
Credit Agricole SA	429,845	10,599
Dassault Aviation SA	6,385	3,097
Essilor International SA	185,778	10,864
Financiere Marc de Lacharriere SA (Fimalac)	89,457	3,505
Ipsos SA	37,194	3,826
L'Oreal SA	164,850	12,423
Lagardere S.C.A. (Reg.)	217,447	13,091
Medidep SA (a)	70,403	1,497
Neopost SA	213,446	11,766
NRJ Group	130,120	2,795
Pernod-Ricard	100,403	12,667
Sanofi-Synthelabo SA sponsored ADR	778,300	24,205
Suez SA (France)	289,700	5,803
Total SA sponsored ADR	387,200	35,669
Vinci SA	38,624	3,758
Vivendi Universal SA sponsored ADR (a)	606,500	14,993
TOTAL FRANCE		239,710
Germany - 3.2%
Adidas-Salomon AG	21,124	2,438
Allianz AG sponsored ADR	1,881,470	19,831
Altana AG sponsored ADR	126,950	8,056
AWD Holding AG	32,600	1,096
Celesio AG	90,327	5,033
Deutsche Boerse AG	136,834	7,522
Deutsche Telekom AG sponsored ADR (a)	422,200	7,211
E.ON AG sponsored ADR	85,900	5,708
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Germany - continued
Fielmann AG	30,927	$ 1,621
Fresenius Medical Care AG sponsored ADR	379,000	8,747
GFK AG	111,580	3,773
K&S AG	47,000	1,568
Metro AG	111,084	4,923
Puma AG	27,121	6,236
RWE AG	206,800	8,972
Siemens AG sponsored ADR	81,200	5,796
TOTAL GERMANY		98,531
Greece - 0.7%
Cosmote Mobile Telecommunications SA	309,820	4,974
Greek Organization of Football Prognostics SA	543,250	10,362
Public Power Corp. of Greece	290,490	7,364
TOTAL GREECE		22,700
Hong Kong - 1.4%
Aeon Credit Service (Asia) Co. Ltd.	1,104,000	757
CNOOC Ltd. sponsored ADR	196,400	7,125
Esprit Holdings Ltd.	928,000	3,807
Fong's Industries Co. Ltd.	1,778,000	1,550
Giordano International Ltd.	3,928,000	2,254
Hengan International Group Co. Ltd.	3,588,000	2,116
Kingboard Chemical Holdings Ltd.	1,274,000	2,401
Techtronic Industries Co. Ltd.	4,452,000	11,929
Television Broadcasts Ltd.	1,166,000	5,441
Wing Hang Bank Ltd.	375,000	2,380
Yue Yuen Industrial Holdings Ltd.	1,666,061	4,496
TOTAL HONG KONG		44,256
India - 2.2%
ABB Ltd. India	22,504	397
Bajaj Auto Ltd.	158,468	3,281
Divi's Laboratories Ltd.	31,278	1,091
Dr. Reddy's Laboratories Ltd.	132,748	2,596
HDFC Bank Ltd.	386,972	3,271
Housing Development Finance Corp. Ltd.	881,350	11,788
I-Flex Solutions Ltd.	268,947	3,202
ICICI Bank Ltd.	306,100	2,170
Infosys Technologies Ltd.	95,993	11,110
Matrix Laboratories Ltd.	15,516	541
Common Stocks - continued
	Shares	Value (Note 1) (000s)
India - continued
Oil & Natural Gas Corp. Ltd.	74,800	$ 1,413
Ranbaxy Laboratories Ltd.	258,528	6,177
Reliance Industries Ltd. (a)	154,925	1,834
Satyam Computer Services Ltd.	888,200	6,408
Siemens India Ltd. (a)	15,222	359
State Bank of India	876,851	12,671
TOTAL INDIA		68,309
Ireland - 1.2%
Allied Irish Banks PLC	626,947	9,166
Bank of Ireland	514,085	6,227
CRH PLC	228,400	4,849
DEPFA BANK PLC	40,638	6,092
IAWS Group PLC (Ireland)	657,800	7,487
Independent News & Media PLC (Ireland)	1,792,157	4,080
TOTAL IRELAND		37,901
Israel - 0.2%
Teva Pharmaceutical Industries Ltd. sponsored ADR	111,400	6,858
Italy - 1.9%
Banca Intesa Spa	3,380,372	11,186
Banco Popolare di Verona e Novara	269,913	4,488
Bulgari Spa	214,500	2,038
Cassa Di Risparmio Di Firenze	774,925	1,348
ENI Spa sponsored ADR	244,300	24,889
Saipem Spa	312,600	2,928
Telecom Italia Spa ADR	400,562	12,830
TOTAL ITALY		59,707
Japan - 15.1%
Acom Co. Ltd.	46,470	3,245
Aiful Corp.	40,150	3,996
Aisin Seiki Co. Ltd.	158,000	2,725
Asahi Glass Co. Ltd.	1,203,000	12,485
Canon, Inc. ADR	487,400	25,496
Credit Saison Co. Ltd.	169,600	4,867
Daiwa Securities Group, Inc.	2,413,000	17,795
Enplas Corp.	60,300	1,982
Fuji Television Network, Inc.	5	13
Fuji Television Network, Inc. New (a)	5	13
Hoya Corp.	104,400	11,076
Ito Yokado Ltd.	200,000	8,157
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
JAFCO Co. Ltd.	65,700	$ 5,254
Kao Corp.	110,000	2,575
KDDI Corp.	2,844	16,703
Keyence Corp.	34,400	8,100
Konica Minolta Holdings, Inc.	428,000	5,811
Kubota Corp.	155,000	660
Kyocera Corp.	100,400	8,339
Kyocera Corp. sponsored ADR	10,200	847
Millea Holdings, Inc.	833	11,620
Mitsubishi Electric Corp.	440,000	2,182
Mitsubishi Securities Co. Ltd.	160,000	2,026
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	893	7,948
Mitsui Trust Holdings, Inc.	499,000	3,463
Mizuho Financial Group, Inc. (a)	4,130	19,155
Murata Manufacturing Co. Ltd.	128,100	8,241
Nikko Cordial Corp.	5,005,000	27,928
Nippon Telegraph & Telephone Corp. sponsored ADR	154,900	4,023
Nitori Co. Ltd.	15,760	998
Nitto Denko Corp.	363,200	19,782
NOK Corp.	20,400	774
Nomura Holdings, Inc.	1,556,000	25,487
Olympus Corp.	231,000	4,392
ORIX Corp.	156,300	16,249
Promise Co. Ltd.	32,250	2,092
Ricoh Co. Ltd.	575,000	11,240
Rohm Co. Ltd.	42,700	5,224
Seiyu Ltd. (a)	1,444,000	5,081
Shinko Electric Industries Co.Ltd.	78,100	2,359
Softbank Corp.	119,900	5,327
Sony Corp. sponsored ADR	142,600	5,476
Stanley Electric Co. Ltd.	188,700	3,496
Sumitomo Mitsui Financial Group, Inc.	5,560	41,201
TDK Corp.	73,900	5,174
Tokyo Electron Ltd.	222,300	13,273
Toyota Industries Corp.	145,800	3,109
Toyota Motor Corp. ADR	416,750	30,510
Trend Micro, Inc.	76,000	2,856
UFJ Holdings, Inc. (a)	4,777	28,990
USS Co. Ltd.	16,460	1,365
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Yahoo Japan Corp. (a)	277	$ 3,077
Yahoo Japan Corp. New (a)	509	5,653
TOTAL JAPAN		469,910
Korea (South) - 2.4%
Amorepacific Corp.	28,790	4,601
Honam Petrochemical Corp.	64,370	2,397
Kookmin Bank (a)	1,260	47
Kookmin Bank sponsored ADR	277,410	10,292
KT&G Corp.	108,300	2,751
LG Electronics, Inc.	308,690	18,732
Samsung Electronics Co. Ltd.	65,160	30,932
Shinhan Financial Group Co. Ltd.	240,910	4,199
TOTAL KOREA (SOUTH)		73,951
Luxembourg - 0.1%
SES Global unit	199,148	1,904
Mexico - 1.1%
America Movil SA de CV sponsored ADR	216,400	7,314
Cemex SA de CV sponsored ADR	54,200	1,596
Empresas ICA Sociedad Controladora SA de CV sponsored ADR (a)	991,700	2,083
Fomento Economico Mexicano SA de CV sponsored ADR	211,300	9,238
Grupo Radio Centro SA de CV sponsored ADR	180,800	759
Telefonos de Mexico SA de CV sponsored ADR	367,200	12,536
TOTAL MEXICO		33,526
Netherlands - 3.9%
ASML Holding NV (NY Shares) (a)	550,300	8,557
EADS NV	516,506	13,057
Euronext NV	203,705	5,923
Fugro NV (Certificaten Van Aandelen)	96,800	5,604
Koninklijke Ahold NV sponsored ADR	478,400	3,684
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	240,500	6,656
Koninklijke Philips Electronics NV (NY Shares)	637,700	17,097
Nutreco Holding NV	65,500	2,333
OPG Groep NV (A Shares)	78,700	3,739
QIAGEN NV (a)	387,818	4,596
Reed Elsevier NV	592,217	8,316
Unilever NV (NY Shares)	405,100	26,708
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Netherlands - continued
VNU NV	352,481	$ 9,857
Wolters Kluwer NV (Certificaten Van Aandelen)	217,201	3,656
TOTAL NETHERLANDS		119,783
Netherlands Antilles - 0.2%
Schlumberger Ltd. (NY Shares)	109,300	6,397
Norway - 0.7%
DnB NOR ASA	1,938,080	12,281
Schibsted AS (B Shares)	175,550	3,305
Storebrand ASA (A Shares)	1,165,300	7,266
TOTAL NORWAY		22,852
Panama - 0.1%
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	206,328	3,054
Portugal - 0.2%
Brisa Auto-Estradas de Portugal SA	458,421	3,120
Portugal Telecom SGPS SA sponsored ADR	363,600	3,938
TOTAL PORTUGAL		7,058
Russia - 1.4%
JSC MMC 'Norilsk Nickel' sponsored ADR	129,900	7,703
Lukoil Oil Co. sponsored ADR	34,600	3,771
OAO Gazprom sponsored ADR	276,700	8,550
Sibneft sponsored ADR	187,400	5,744
YUKOS Corp. sponsored ADR	379,157	16,872
TOTAL RUSSIA		42,640
Singapore - 0.1%
Fraser & Neave Ltd.	55,620	435
Want Want Holdings Ltd.	2,820,000	3,017
TOTAL SINGAPORE		3,452
South Africa - 0.0%
MTN Group Ltd. (a)	276,790	1,151
Spain - 4.0%
Actividades de Construccion y Servicios SA (ACS)	198,690	9,648
Altadis SA (Spain)	353,921	9,999
Antena 3 Television SA (a)	31,200	1,585
Banco Bilbao Vizcaya Argentaria SA	514,000	6,769
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	1,021,300	13,451
Banco Espanol de Credito SA (Reg.)	159,745	1,925
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Spain - continued
Banco Popular Espanol SA (Reg.)	115,684	$ 6,380
Banco Santander Central Hispano SA ADR	1,719,700	18,263
Compania de Distribucion Integral Logista SA	96,580	3,010
Fomento Construcciones y Contratas SA (FOCSA)	109,834	3,899
Grupo Auxiliar Metalurgico SA (Gamesa)	197,620	8,185
Grupo Ferrovial SA	152,371	6,074
Inditex SA	319,061	6,934
Prosegur Comp Securidad SA (Reg.)	232,900	3,798
Repsol YPF SA sponsored ADR	280,100	5,848
Telefonica SA sponsored ADR	430,300	18,989
TOTAL SPAIN		124,757
Sweden - 1.7%
Getinge AB (B Shares)	107,100	1,233
OMHEX AB	205,400	2,769
Securitas AB (B Shares)	384,400	5,533
Skandinaviska Enskilda Banken AB (A Shares)	115,600	1,679
Svenska Cellulosa AB (SCA) (B Shares)	129,550	5,077
Swedish Match Co.	347,300	3,499
Tele2 AB (B Shares)	272,850	12,390
Telefonaktiebolaget LM Ericsson ADR (a)	725,900	19,360
TOTAL SWEDEN		51,540
Switzerland - 8.6%
ABB Ltd. (Switzerland) (Reg.) (a)	2,201,281	12,404
Actelion Ltd. (Reg.) (a)	48,842	5,363
Alcon, Inc.	170,100	12,630
Compagnie Financiere Richemont unit	340,304	8,760
Converium Holding AG	83,428	4,363
Credit Suisse Group sponsored ADR	299,000	10,453
INFICON Holding AG (a)	33,236	2,976
Nestle SA (Reg.)	50,086	12,681
Nobel Biocare Holding AG (Switzerland)	165,333	22,429
Novartis AG sponsored ADR	1,413,532	63,326
Roche Holding AG (participation certificate)	438,110	45,992
Schindler Holding AG (Reg.)	13,061	3,821
SIG Holding AG	25,037	4,252
Swiss Life Holding (a)	54,717	7,476
Syngenta AG sponsored ADR	78,100	1,244
Tecan Group AG	137,599	5,204
The Swatch Group AG (Reg.)	496,049	13,363
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Switzerland - continued
UBS AG (NY Shares)	367,447	$ 26,015
Zurich Financial Services AG	34,260	5,421
TOTAL SWITZERLAND		268,173
Taiwan - 0.5%
Fubon Financial Holding Co. Ltd.	2,475,787	2,363
Hon Hai Precision Industries Co. Ltd.	1,827,000	7,207
Taishin Financial Holdings Co. Ltd.	3,893,000	3,411
Yageo Corp. (a)	1,150,000	627
Yuen Foong Yu Paper Manufacturing Co.	2,682,000	1,454
TOTAL TAIWAN		15,062
United Kingdom - 18.2%
Amdocs Ltd. (a)	355,300	9,433
AstraZeneca PLC sponsored ADR	629,900	30,141
BAE Systems PLC	389,900	1,454
Barclays PLC	165,899	1,517
BOC Group PLC	536,827	8,651
BP PLC sponsored ADR	654,800	34,639
British American Tobacco PLC sponsored ADR	577,600	17,761
British Land Co. PLC	552,088	6,374
Cadbury Schweppes PLC sponsored ADR	373,500	12,195
Capita Group PLC	3,001,100	16,538
Carnival PLC ADR	303,900	13,527
Celltech Group PLC (a)	577,112	4,311
Centrica PLC	3,574,541	13,884
Daily Mail & General Trust PLC Class A	703,761	8,388
Danka Business Systems PLC sponsored ADR (a)	342,200	1,393
Diageo PLC sponsored ADR	195,200	10,638
Enterprise Inns PLC	704,026	7,634
French Connection Group PLC	477,550	3,765
Hilton Group PLC	2,284,371	10,091
HSBC Holdings PLC:
(United Kingdom) (Reg.)	3,300	48
sponsored ADR	288,800	20,822
Inchcape PLC	247,660	6,608
Intertek Group PLC	417,200	3,814
ITV PLC	4,556,128	10,003
Johnston Press PLC	332,970	3,250
Kesa Electricals PLC	744,812	3,734
London Stock Exchange PLC	461,523	2,861
Maiden Group PLC	288,900	1,238
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United Kingdom - continued
mmO2 PLC (a)	8,550,100	$ 15,199
Next PLC	338,000	8,382
Northern Rock PLC	408,800	5,399
PHS Group PLC	1,007,508	1,504
Provident Financial PLC	784,893	10,046
Prudential PLC	1,682,500	13,250
Punch Taverns Ltd.	527,500	5,111
Rank Group PLC	982,900	5,556
Reckitt Benckiser PLC	916,400	23,882
Reuters Group PLC sponsored ADR	114,000	4,536
Rio Tinto PLC (Reg.)	356,700	7,990
Royal Bank of Scotland Group PLC	266,649	8,025
SABMiller PLC	278,786	3,033
Serco Group PLC	1,559,200	5,959
Shire Pharmaceuticals Group PLC sponsored ADR (a)	284,200	7,887
SMG PLC	1,255,757	2,567
Smith & Nephew PLC	2,725,216	29,160
Standard Chartered PLC	593,211	9,111
Taylor Nelson Sofres PLC	1,325,480	4,665
Tesco PLC	5,598,300	24,755
Trinity Mirror PLC	393,695	4,308
United Business Media PLC	247,809	2,026
Vodafone Group PLC sponsored ADR	2,835,800	69,591
William Hill PLC	936,900	8,927
Xstrata PLC	867,281	9,782
Yell Group PLC	1,664,370	9,394
TOTAL UNITED KINGDOM		564,757
United States of America - 3.1%
AFLAC, Inc.	189,300	7,994
Amkor Technology, Inc. (a)	179,100	1,447
Covance, Inc. (a)	94,100	3,175
Fox Entertainment Group, Inc. Class A (a)	92,700	2,582
Freeport-McMoRan Copper & Gold, Inc. Class B	107,900	3,291
Mettler-Toledo International, Inc. (a)	152,000	6,813
Newmont Mining Corp.	138,120	5,166
NTL, Inc. (a)	265,989	15,100
Orthofix International NV (a)	131,300	5,909
Phelps Dodge Corp. (a)	62,500	4,114
Shaw Group, Inc. (a)	236,500	2,838
Stillwater Mining Co. (a)	303,800	4,080
Synthes-Stratec, Inc.	23,278	25,317
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United States of America - continued
Transocean, Inc. (a)	254,300	$ 7,062
UnitedGlobalCom, Inc. Class A (a)	102,141	764
TOTAL UNITED STATES OF AMERICA		95,652
TOTAL COMMON STOCKS (Cost $2,505,615)		2,850,647
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
Metrophotonics, Inc. Series 2 (f)	8,500	37
Nonconvertible Preferred Stocks - 0.4%
Germany - 0.4%
Fresenius Medical Care AG	97,800	4,667
Porsche AG (non-vtg.)	12,000	7,440
TOTAL GERMANY		12,107
Italy - 0.0%
Banca Intesa Spa (Risp)	548,600	1,376
TOTAL NONCONVERTIBLE PREFERRED STOCKS		13,483
TOTAL PREFERRED STOCKS (Cost $11,627)		13,520
Investment Companies - 0.1%

Multi-National - 0.1%
Templeton Dragon Fund, Inc. (Cost $954)	101,900	1,315
Nonconvertible Bonds - 0.2%
		Principal Amount (000s)
United Kingdom - 0.2%
Telewest Communications PLC yankee:
0% 2/1/10 (c)(d)		$ 1,805	821
9.25% 4/15/09 (c)		810	405
9.875% 2/1/10 (c)		2,305	1,371
11.25% 11/1/08 (c)		210	130
Nonconvertible Bonds - continued
		Principal Amount (000s)	Value (Note 1) (000s)
United Kingdom - continued
Telewest PLC:
11% 10/1/07 (c)		$ 5,550	$ 3,497
yankee 9.625% 10/1/06 (c)		835	509
TOTAL NONCONVERTIBLE BONDS (Cost $4,502)			6,733
Government Obligations - 0.4%

Japan - 0.4%
Japan Government:
0.1% 1/20/06	JPY	690,300	6,246
0.1% 2/20/06	JPY	710,000	6,421
TOTAL GOVERNMENT OBLIGATIONS (Cost $13,232)			12,667
Money Market Funds - 13.2%
	Shares
Fidelity Cash Central Fund, 1.06% (b) (Cost $408,904)	408,903,722	408,904
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $2,944,834)		3,293,786
NET OTHER ASSETS - (6.0)%		(186,290)
NET ASSETS - 100%		$ 3,107,496
Currency Abbreviations
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $536,000 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,928,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
CGI Group, Inc. rights 7/1/04	3/11/04	$ 4,399
ITF Optical Technologies, Inc. Series A	10/11/00	$ 90
Metrophotonics, Inc. Series 2	9/29/00	$ 85
OZ Optics Ltd. unit	8/18/00	$ 80
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $2,040,500,000 and $644,505,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $16,000 for the period.
Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $62,647,000 of which $30,705,000 and $31,942,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $218,521) (cost $2,944,834) - See accompanying schedule		$ 3,293,786
Cash		1,288
Foreign currency held at value (cost $5,274)		5,252
Receivable for investments sold		38,873
Receivable for fund shares sold		21,421
Dividends receivable		10,779
Interest receivable		326
Prepaid expenses		4
Other receivables		502
Total assets		3,372,231

Liabilities
Payable for investments purchased	$ 27,934
Payable for fund shares redeemed	2,388
Accrued management fee	1,867
Distribution fees payable	963
Other affiliated payables	656
Other payables and accrued expenses	2,063
Collateral on securities loaned, at value	228,864
Total liabilities		264,735

Net Assets		$ 3,107,496
Net Assets consist of:
Paid in capital		$ 2,785,113
Undistributed net investment income		1,474
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(26,303)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		347,212
Net Assets		$ 3,107,496

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($787,985 ÷ 48,424 shares)	$ 16.27

Maximum offering price per share (100/94.25 of $16.27)	$ 17.26
Class T: Net Asset Value and redemption price per share ($1,068,128 ÷ 66,133 shares)	$ 16.15

Maximum offering price per share (100/96.50 of $16.15)	$ 16.74
Class B: Net Asset Value and offering price per share ($153,128 ÷ 9,659 shares) A	$ 15.85

Class C: Net Asset Value and offering price per share ($277,157 ÷ 17,470 shares) A	$ 15.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($821,098 ÷ 49,917 shares)	$ 16.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 23,537
Interest		749
Security lending		649
		24,935
Less foreign taxes withheld		(2,478)
Total income		22,457

Expenses
Management fee	$ 8,439
Transfer agent fees	2,734
Distribution fees	4,412
Accounting and security lending fees	570
Non-interested trustees' compensation	5
Custodian fees and expenses	640
Registration fees	411
Audit	27
Legal	6
Miscellaneous	7
Total expenses before reductions	17,251
Expense reductions	(546)	16,705
Net investment income (loss)		5,752
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of $284)	39,022
Foreign currency transactions	144
Total net realized gain (loss)		39,166
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $310)	155,741
Assets and liabilities in foreign currencies	(120)
Total change in net unrealized appreciation (depreciation)		155,621
Net gain (loss)		194,787
Net increase (decrease) in net assets resulting from operations		$ 200,539

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,752	$ 3,569
Net realized gain (loss)	39,166	14,823
Change in net unrealized appreciation (depreciation)	155,621	218,068
Net increase (decrease) in net assets resulting from operations	200,539	236,460
Distributions to shareholders from net investment income	(10,784)	(1,439)
Share transactions - net increase (decrease)	1,519,806	716,381
Redemption fees	6	-
Total increase (decrease) in net assets	1,709,567	951,402

Net Assets
Beginning of period	1,397,929	446,527
End of period (including undistributed net investment income of $1,474 and undistributed net investment income of $6,506, respectively)	$ 3,107,496	$ 1,397,929

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.60	$ 11.12	$ 11.87	$ 14.54	$ 13.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.09	.07	.10	.22 F	.01
Net realized and unrealized gain (loss)	1.74	3.45	(.82)	(2.48)	1.49	3.04
Total from investment operations	1.79	3.54	(.75)	(2.38)	1.71	3.05
Distributions from net investment income	(.12)	(.06)	-	(.29)	(.03)	-
Distributions from net realized gain	-	-	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	-	-	(.02)	-
Total distributions	(.12)	(.06)	-	(.29)	(.22)	-
Redemption fees added to paid in capital E	- I	-	-	-	-	-
Net asset value, end of period	$ 16.27	$ 14.60	$ 11.12	$ 11.87	$ 14.54	$ 13.05
Total Return B, C, D	12.32%	31.99%	(6.32)%	(16.69)%	13.13%	30.50%
Ratios to Average Net Assets H
Expenses before expense reductions	1.32% A	1.42%	1.46%	1.50%	1.52%	2.60% A
Expenses net of voluntary waivers, if any	1.32% A	1.42%	1.46%	1.50%	1.52%	2.00% A
Expenses net of all reductions	1.28% A	1.39%	1.43%	1.46%	1.50%	1.97% A
Net investment income (loss)	.64% A	.71%	.54%	.77%	1.44%	.05% A
Supplemental Data
Net assets, end of period (in millions)	$ 788	$ 241	$ 52	$ 38	$ 27	$ 4
Portfolio turnover rate	59% A	49%	53%	84%	87%	78% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.13 per share. G For the period December 17, 1998 (commencement of operations) to October 31, 1999. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.47	$ 11.01	$ 11.80	$ 14.46	$ 13.02	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.05	.02	.06	.17 F	(.02)
Net realized and unrealized gain (loss)	1.72	3.43	(.81)	(2.46)	1.49	3.04
Total from investment operations	1.75	3.48	(.79)	(2.40)	1.66	3.02
Distributions from net investment income	(.07)	(.02)	-	(.26)	(.03)	-
Distributions from net realized gain	-	-	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	-	-	(.02)	-
Total distributions	(.07)	(.02)	-	(.26)	(.22)	-
Redemption fees added to paid in capital E	- I	-	-	-	-	-
Net asset value, end of period	$ 16.15	$ 14.47	$ 11.01	$ 11.80	$ 14.46	$ 13.02
Total Return B, C, D	12.13%	31.66%	(6.69)%	(16.90)%	12.78%	30.20%
Ratios to Average Net Assets H
Expenses before expense reductions	1.63% A	1.75%	1.79%	1.81%	1.82%	2.84% A
Expenses net of voluntary waivers, if any	1.63% A	1.75%	1.79%	1.81%	1.82%	2.25% A
Expenses net of all reductions	1.58% A	1.72%	1.76%	1.76%	1.80%	2.22% A
Net investment income (loss)	.34% A	.38%	.21%	.47%	1.15%	(.20)% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,068	$ 552	$ 204	$ 153	$ 139	$ 32
Portfolio turnover rate	59% A	49%	53%	84%	87%	78% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.13 per share. G For the period December 17, 1998 (commencement of operations) to October 31, 1999. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.19	$ 10.84	$ 11.68	$ 14.33	$ 12.96	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.02)	(.04)	(.01)	.09 F	(.07)
Net realized and unrealized gain (loss)	1.69	3.37	(.80)	(2.44)	1.49	3.03
Total from investment operations	1.67	3.35	(.84)	(2.45)	1.58	2.96
Distributions from net investment income	(.01)	-	-	(.20)	(.02)	-
Distributions from net realized gain	-	-	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	-	-	(.02)	-
Total distributions	(.01)	-	-	(.20)	(.21)	-
Redemption fees added to paid in capital E	- I	-	-	-	-	-
Net asset value, end of period	$ 15.85	$ 14.19	$ 10.84	$ 11.68	$ 14.33	$ 12.96
Total Return B, C, D	11.77%	30.90%	(7.19)%	(17.33)%	12.21%	29.60%
Ratios to Average Net Assets H
Expenses before expense reductions	2.23% A	2.32%	2.32%	2.35%	2.36%	3.38% A
Expenses net of voluntary waivers, if any	2.23% A	2.32%	2.32%	2.35%	2.36%	2.75% A
Expenses net of all reductions	2.19% A	2.29%	2.29%	2.30%	2.34%	2.72% A
Net investment income (loss)	(.27)% A	(.19)%	(.32)%	(.07) %	.60%	(.70)% A
Supplemental Data
Net assets, end of period (in millions)	$ 153	$ 89	$ 49	$ 42	$ 44	$ 11
Portfolio turnover rate	59% A	49%	53%	84%	87%	78% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.13 per share. G For the period December 17, 1998 (commencement of operations) to October 31, 1999. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.22	$ 10.86	$ 11.68	$ 14.34	$ 12.96	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	(.03)	- I	.10 F	(.07)
Net realized and unrealized gain (loss)	1.69	3.37	(.79)	(2.45)	1.48	3.03
Total from investment operations	1.68	3.36	(.82)	(2.45)	1.58	2.96
Distributions from net investment income	(.04)	-	-	(.21)	(.01)	-
Distributions from net realized gain	-	-	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	-	-	(.02)	-
Total distributions	(.04)	-	-	(.21)	(.20)	-
Redemption fees added to paid in capital E	- I	-	-	-	-	-
Net asset value, end of period	$ 15.86	$ 14.22	$ 10.86	$ 11.68	$ 14.34	$ 12.96
Total Return B, C, D	11.83%	30.94%	(7.02)%	(17.33)%	12.21%	29.60%
Ratios to Average Net Assets H
Expenses before expense reductions	2.14% A	2.23%	2.25%	2.28%	2.32%	3.36% A
Expenses net of voluntary waivers, if any	2.14% A	2.23%	2.25%	2.28%	2.32%	2.75% A
Expenses net of all reductions	2.09% A	2.20%	2.22%	2.24%	2.30%	2.72% A
Net investment income (loss)	(.17)% A	(.10)%	(.25)%	(.01)%	.65%	(.70)% A
Supplemental Data
Net assets, end of period (in millions)	$ 277	$ 124	$ 54	$ 44	$ 38	$ 8
Portfolio turnover rate	59% A	49%	53%	84%	87%	78% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.13 per share. G For the period December 17, 1998 (commencement of operations) to October 31, 1999. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.74	$ 11.22	$ 11.94	$ 14.60	$ 13.08	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.13	.11	.14	.26 E	.03
Net realized and unrealized gain (loss)	1.76	3.48	(.83)	(2.48)	1.49	3.05
Total from investment operations	1.84	3.61	(.72)	(2.34)	1.75	3.08
Distributions from net investment income	(.13)	(.09)	-	(.32)	(.04)	-
Distributions from net realized gain	-	-	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	-	-	(.02)	-
Total distributions	(.13)	(.09)	-	(.32)	(.23)	-
Redemption fees added to paid in capital D	- H	-	-	-	-	-
Net asset value, end of period	$ 16.45	$ 14.74	$ 11.22	$ 11.94	$ 14.60	$ 13.08
Total Return B, C	12.55%	32.41%	(6.03)%	(16.38)%	13.42%	30.80%
Ratios to Average Net Assets G
Expenses before expense reductions	1.03% A	1.09%	1.11%	1.17%	1.24%	2.34% A
Expenses net of voluntary waivers, if any	1.03% A	1.09%	1.11%	1.17%	1.24%	1.75% A
Expenses net of all reductions	.99% A	1.06%	1.07%	1.12%	1.22%	1.72% A
Net investment income (loss)	.93% A	1.04%	.89%	1.11%	1.73%	.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 821	$ 391	$ 88	$ 43	$ 20	$ 4
Portfolio turnover rate	59% A	49%	53%	84%	87%	78% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.13 per share. F For the period December 17, 1998 (commencement of operations) to October 31, 1999. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Diversified International Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 412,310
Unrealized depreciation	(68,086)
Net unrealized appreciation (depreciation)	$ 344,224
Cost for federal income tax purposes	$ 2,949,562

Short-Term Trading (Redemption) Fees. Shares purchased after March 31, 2004, and held in the fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Repurchase Agreements - continued

collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 645	$ 4
Class T	.25%	.25%	2,112	184
Class B	.75%	.25%	619	464
Class C	.75%	.25%	1,036	430
			$ 4,412	$ 1,082

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 445
Class T	102
Class B*	86
Class C*	12
$ 645

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 552	.21*
Class T	1,121	.26*
Class B	233	.37*
Class C	290	.28*
Institutional Class	538	.17*
	$ 2,734

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,234 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $544 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2.

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 13% of the total outstanding shares of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2004	Year ended October 31, 2003
From net investment income
Class A	$ 2,739	$ 292
Class T	3,117	397
Class B	70	-
Class C	442	-
Institutional Class	4,416	750
Total	$ 10,784	$ 1,439

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Class A
Shares sold	37,798	16,942	$ 607,155	$ 218,725
Reinvestment of distributions	132	24	2,005	271
Shares redeemed	(5,995)	(5,120)	(96,211)	(63,239)
Net increase (decrease)	31,935	11,846	$ 512,949	$ 155,757
Class T
Shares sold	35,174	29,220	$ 559,894	$ 358,219
Reinvestment of distributions	183	33	2,756	370
Shares redeemed	(7,415)	(9,624)	(118,874)	(117,763)
Net increase (decrease)	27,942	19,629	$ 443,776	$ 240,826
Class B
Shares sold	3,777	2,720	$ 59,200	$ 32,792
Reinvestment of distributions	4	-	59	-
Shares redeemed	(416)	(917)	(6,537)	(10,619)
Net increase (decrease)	3,365	1,803	$ 52,722	$ 22,173
Class C
Shares sold	9,429	5,286	$ 147,139	$ 64,958
Reinvestment of distributions	22	-	327	-
Shares redeemed	(703)	(1,527)	(11,060)	(17,673)
Net increase (decrease)	8,748	3,759	$ 136,406	$ 47,285
Institutional Class
Shares sold	26,920	26,478	$ 432,083	$ 351,243
Reinvestment of distributions	120	29	1,832	326
Shares redeemed	(3,674)	(7,794)	(59,962)	(101,229)
Net increase (decrease)	23,366	18,713	$ 373,953	$ 250,340

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ADIF-USAN-0604
1.784871.101

Fidelity® Advisor

Diversified International

Fund - Institutional Class

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	2.2	1.3
Novartis AG sponsored ADR (Switzerland, Pharmaceuticals)	2.0	2.0
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.5	0.7
Sumitomo Mitsui Financial Group, Inc. (Japan, Commercial Banks)	1.3	0.8
Total SA sponsored ADR (France, Oil & Gas)	1.1	1.0
	8.1
Top Five Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.2	21.6
Consumer Discretionary	13.7	11.8
Health Care	13.6	13.2
Information Technology	9.1	10.7
Consumer Staples	8.1	9.0
Top Five Countries as of April 30, 2004
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	18.4	16.5
Japan	15.5	15.2
Switzerland	8.6	6.6
France	7.7	5.4
Canada	4.9	5.4
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2004	As of October 31, 2003
Stocks and Investment Companies 92.2%	Stocks and Investment Companies 91.6%
Bonds 0.6%	Bonds 1.0%
Short-Term Investments and Net Other Assets 7.2%	Short-Term Investments and Net Other Assets 7.4%

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.7%
	Shares	Value (Note 1) (000s)
Australia - 2.8%
Australia & New Zealand Banking Group Ltd.	577,865	$ 7,753
Australian Gas Light Co.	160,636	1,352
Billabong International Ltd.	327,000	1,795
Brambles Industries Ltd.	1,379,338	5,531
CSL Ltd.	1,285,265	20,484
Hardman Resources Ltd. (a)	1,247,755	1,397
Macquarie Bank Ltd.	253,447	6,345
News Corp. Ltd.:
ADR	137,200	5,016
sponsored ADR	428,700	14,469
Promina Group Ltd.	1,872,426	5,073
QBE Insurance Group Ltd.	1,733,814	14,593
Suncorp-Metway Ltd.	174,245	1,687
TOTAL AUSTRALIA		85,495
Bermuda - 0.2%
Aquarius Platinum Ltd. (Australia)	527,552	2,496
Clear Media Ltd. (a)	4,249,100	3,786
Skyworth Digital Holdings Ltd.	1,400,000	413
TOTAL BERMUDA		6,695
Brazil - 0.8%
Companhia Vale do Rio Doce sponsored ADR	225,600	10,265
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	285,700	7,371
Petroleo Brasileiro SA Petrobras sponsored ADR	185,600	5,364
Uniao de Bancos Brasileiros SA (Unibanco) GDR	161,600	3,167
TOTAL BRAZIL		26,167
Canada - 4.9%
Aber Diamond Corp. (a)	85,600	2,366
Alimentation Couche-Tard, Inc. Class B (sub. vtg.) (a)	15,600	266
Astral Media, Inc. Class A (non-vtg.)	110,200	2,294
Barrick Gold Corp.	137,500	2,620
Bombardier, Inc. Class B (sub. vtg.)	1,539,600	6,780
Canadian Imperial Bank of Commerce	62,800	3,076
Canadian Natural Resources Ltd.	70,500	3,876
Canadian Western Bank, Edmonton	36,400	1,056
CGI Group, Inc.:
rights 7/1/04 (a)(f)	725,600	3,809
Class A (sub. vtg.) (a)	128,100	747
EnCana Corp.	432,344	16,959
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Canada - continued
Falconbridge Ltd.	75,500	$ 1,624
Gabriel Resources Ltd. (a)	319,200	577
ITF Optical Technologies, Inc. Series A (f)	1,792	2
Kinross Gold Corp. (a)(e)	96,700	536
Kinross Gold Corp. (a)	518,833	2,875
Loblaw Companies Ltd.	130,000	5,569
Meridian Gold, Inc. (a)	84,200	847
Metro, Inc. Class A (sub. vtg.)	104,000	1,426
National Bank of Canada	200,100	6,489
Novagold Resources, Inc. (a)	48,000	184
OZ Optics Ltd. unit (f)	5,400	80
Petro-Canada	356,800	15,770
PetroKazakhstan, Inc. Class A	180,500	4,898
Power Corp. of Canada (sub. vtg.)	229,200	9,066
Precision Drilling Corp. (a)	265,300	12,621
Research in Motion Ltd. (a)	123,896	10,813
Sun Life Financial, Inc.	396,718	10,514
Talisman Energy, Inc.	139,500	7,930
TimberWest Forest Corp. unit	493,000	4,622
TransCanada Corp.	193,800	3,836
Trican Well Service Ltd. (a)	82,100	2,245
Wheaton River Minerals Ltd. (a)	1,996,800	5,110
TOTAL CANADA		151,483
Cayman Islands - 0.2%
Apex Silver Mines Ltd. (a)	311,600	5,098
China - 0.9%
Byd Co. Ltd. (H Shares)	1,582,500	4,707
Global Bio-Chem Technology Group Co. Ltd.	14,688,000	10,734
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	1,836,000	0
People's Food Holdings Ltd.	7,727,000	5,993
Sinopec Shanghai Petrochemical Co. Ltd. sponsored ADR	39,200	1,281
Sinopec Zhenhai Refining & Chemical Co. (H Shares)	6,366,000	5,754
TOTAL CHINA		28,469
Denmark - 2.0%
A.P. Moller - Maersk AS Series B	295	1,857
Coloplast AS Series B	85,050	8,011
Danske Bank AS	615,375	13,821
Group 4 Falck AS	315,233	7,816
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Denmark - continued
Novo Nordisk AS Series B	441,993	$ 20,993
Novozymes AS Series B	271,600	11,151
TOTAL DENMARK		63,649
France - 7.7%
Alcatel SA sponsored ADR (a)	553,700	8,117
April Group	70,126	1,369
Assurances Generales France SA (Bearer)	55,363	3,380
Aventis SA sponsored ADR	87,000	6,569
AXA SA sponsored ADR	477,700	9,836
Bacou Dalloz	52,881	3,991
BNP Paribas SA	338,300	20,306
Business Objects SA sponsored ADR (a)	131,800	2,890
Canal Plus SA	429,800	2,956
CNP Assurances	164,193	9,738
Credit Agricole SA	429,845	10,599
Dassault Aviation SA	6,385	3,097
Essilor International SA	185,778	10,864
Financiere Marc de Lacharriere SA (Fimalac)	89,457	3,505
Ipsos SA	37,194	3,826
L'Oreal SA	164,850	12,423
Lagardere S.C.A. (Reg.)	217,447	13,091
Medidep SA (a)	70,403	1,497
Neopost SA	213,446	11,766
NRJ Group	130,120	2,795
Pernod-Ricard	100,403	12,667
Sanofi-Synthelabo SA sponsored ADR	778,300	24,205
Suez SA (France)	289,700	5,803
Total SA sponsored ADR	387,200	35,669
Vinci SA	38,624	3,758
Vivendi Universal SA sponsored ADR (a)	606,500	14,993
TOTAL FRANCE		239,710
Germany - 3.2%
Adidas-Salomon AG	21,124	2,438
Allianz AG sponsored ADR	1,881,470	19,831
Altana AG sponsored ADR	126,950	8,056
AWD Holding AG	32,600	1,096
Celesio AG	90,327	5,033
Deutsche Boerse AG	136,834	7,522
Deutsche Telekom AG sponsored ADR (a)	422,200	7,211
E.ON AG sponsored ADR	85,900	5,708
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Germany - continued
Fielmann AG	30,927	$ 1,621
Fresenius Medical Care AG sponsored ADR	379,000	8,747
GFK AG	111,580	3,773
K&S AG	47,000	1,568
Metro AG	111,084	4,923
Puma AG	27,121	6,236
RWE AG	206,800	8,972
Siemens AG sponsored ADR	81,200	5,796
TOTAL GERMANY		98,531
Greece - 0.7%
Cosmote Mobile Telecommunications SA	309,820	4,974
Greek Organization of Football Prognostics SA	543,250	10,362
Public Power Corp. of Greece	290,490	7,364
TOTAL GREECE		22,700
Hong Kong - 1.4%
Aeon Credit Service (Asia) Co. Ltd.	1,104,000	757
CNOOC Ltd. sponsored ADR	196,400	7,125
Esprit Holdings Ltd.	928,000	3,807
Fong's Industries Co. Ltd.	1,778,000	1,550
Giordano International Ltd.	3,928,000	2,254
Hengan International Group Co. Ltd.	3,588,000	2,116
Kingboard Chemical Holdings Ltd.	1,274,000	2,401
Techtronic Industries Co. Ltd.	4,452,000	11,929
Television Broadcasts Ltd.	1,166,000	5,441
Wing Hang Bank Ltd.	375,000	2,380
Yue Yuen Industrial Holdings Ltd.	1,666,061	4,496
TOTAL HONG KONG		44,256
India - 2.2%
ABB Ltd. India	22,504	397
Bajaj Auto Ltd.	158,468	3,281
Divi's Laboratories Ltd.	31,278	1,091
Dr. Reddy's Laboratories Ltd.	132,748	2,596
HDFC Bank Ltd.	386,972	3,271
Housing Development Finance Corp. Ltd.	881,350	11,788
I-Flex Solutions Ltd.	268,947	3,202
ICICI Bank Ltd.	306,100	2,170
Infosys Technologies Ltd.	95,993	11,110
Matrix Laboratories Ltd.	15,516	541
Common Stocks - continued
	Shares	Value (Note 1) (000s)
India - continued
Oil & Natural Gas Corp. Ltd.	74,800	$ 1,413
Ranbaxy Laboratories Ltd.	258,528	6,177
Reliance Industries Ltd. (a)	154,925	1,834
Satyam Computer Services Ltd.	888,200	6,408
Siemens India Ltd. (a)	15,222	359
State Bank of India	876,851	12,671
TOTAL INDIA		68,309
Ireland - 1.2%
Allied Irish Banks PLC	626,947	9,166
Bank of Ireland	514,085	6,227
CRH PLC	228,400	4,849
DEPFA BANK PLC	40,638	6,092
IAWS Group PLC (Ireland)	657,800	7,487
Independent News & Media PLC (Ireland)	1,792,157	4,080
TOTAL IRELAND		37,901
Israel - 0.2%
Teva Pharmaceutical Industries Ltd. sponsored ADR	111,400	6,858
Italy - 1.9%
Banca Intesa Spa	3,380,372	11,186
Banco Popolare di Verona e Novara	269,913	4,488
Bulgari Spa	214,500	2,038
Cassa Di Risparmio Di Firenze	774,925	1,348
ENI Spa sponsored ADR	244,300	24,889
Saipem Spa	312,600	2,928
Telecom Italia Spa ADR	400,562	12,830
TOTAL ITALY		59,707
Japan - 15.1%
Acom Co. Ltd.	46,470	3,245
Aiful Corp.	40,150	3,996
Aisin Seiki Co. Ltd.	158,000	2,725
Asahi Glass Co. Ltd.	1,203,000	12,485
Canon, Inc. ADR	487,400	25,496
Credit Saison Co. Ltd.	169,600	4,867
Daiwa Securities Group, Inc.	2,413,000	17,795
Enplas Corp.	60,300	1,982
Fuji Television Network, Inc.	5	13
Fuji Television Network, Inc. New (a)	5	13
Hoya Corp.	104,400	11,076
Ito Yokado Ltd.	200,000	8,157
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
JAFCO Co. Ltd.	65,700	$ 5,254
Kao Corp.	110,000	2,575
KDDI Corp.	2,844	16,703
Keyence Corp.	34,400	8,100
Konica Minolta Holdings, Inc.	428,000	5,811
Kubota Corp.	155,000	660
Kyocera Corp.	100,400	8,339
Kyocera Corp. sponsored ADR	10,200	847
Millea Holdings, Inc.	833	11,620
Mitsubishi Electric Corp.	440,000	2,182
Mitsubishi Securities Co. Ltd.	160,000	2,026
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	893	7,948
Mitsui Trust Holdings, Inc.	499,000	3,463
Mizuho Financial Group, Inc. (a)	4,130	19,155
Murata Manufacturing Co. Ltd.	128,100	8,241
Nikko Cordial Corp.	5,005,000	27,928
Nippon Telegraph & Telephone Corp. sponsored ADR	154,900	4,023
Nitori Co. Ltd.	15,760	998
Nitto Denko Corp.	363,200	19,782
NOK Corp.	20,400	774
Nomura Holdings, Inc.	1,556,000	25,487
Olympus Corp.	231,000	4,392
ORIX Corp.	156,300	16,249
Promise Co. Ltd.	32,250	2,092
Ricoh Co. Ltd.	575,000	11,240
Rohm Co. Ltd.	42,700	5,224
Seiyu Ltd. (a)	1,444,000	5,081
Shinko Electric Industries Co.Ltd.	78,100	2,359
Softbank Corp.	119,900	5,327
Sony Corp. sponsored ADR	142,600	5,476
Stanley Electric Co. Ltd.	188,700	3,496
Sumitomo Mitsui Financial Group, Inc.	5,560	41,201
TDK Corp.	73,900	5,174
Tokyo Electron Ltd.	222,300	13,273
Toyota Industries Corp.	145,800	3,109
Toyota Motor Corp. ADR	416,750	30,510
Trend Micro, Inc.	76,000	2,856
UFJ Holdings, Inc. (a)	4,777	28,990
USS Co. Ltd.	16,460	1,365
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Yahoo Japan Corp. (a)	277	$ 3,077
Yahoo Japan Corp. New (a)	509	5,653
TOTAL JAPAN		469,910
Korea (South) - 2.4%
Amorepacific Corp.	28,790	4,601
Honam Petrochemical Corp.	64,370	2,397
Kookmin Bank (a)	1,260	47
Kookmin Bank sponsored ADR	277,410	10,292
KT&G Corp.	108,300	2,751
LG Electronics, Inc.	308,690	18,732
Samsung Electronics Co. Ltd.	65,160	30,932
Shinhan Financial Group Co. Ltd.	240,910	4,199
TOTAL KOREA (SOUTH)		73,951
Luxembourg - 0.1%
SES Global unit	199,148	1,904
Mexico - 1.1%
America Movil SA de CV sponsored ADR	216,400	7,314
Cemex SA de CV sponsored ADR	54,200	1,596
Empresas ICA Sociedad Controladora SA de CV sponsored ADR (a)	991,700	2,083
Fomento Economico Mexicano SA de CV sponsored ADR	211,300	9,238
Grupo Radio Centro SA de CV sponsored ADR	180,800	759
Telefonos de Mexico SA de CV sponsored ADR	367,200	12,536
TOTAL MEXICO		33,526
Netherlands - 3.9%
ASML Holding NV (NY Shares) (a)	550,300	8,557
EADS NV	516,506	13,057
Euronext NV	203,705	5,923
Fugro NV (Certificaten Van Aandelen)	96,800	5,604
Koninklijke Ahold NV sponsored ADR	478,400	3,684
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	240,500	6,656
Koninklijke Philips Electronics NV (NY Shares)	637,700	17,097
Nutreco Holding NV	65,500	2,333
OPG Groep NV (A Shares)	78,700	3,739
QIAGEN NV (a)	387,818	4,596
Reed Elsevier NV	592,217	8,316
Unilever NV (NY Shares)	405,100	26,708
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Netherlands - continued
VNU NV	352,481	$ 9,857
Wolters Kluwer NV (Certificaten Van Aandelen)	217,201	3,656
TOTAL NETHERLANDS		119,783
Netherlands Antilles - 0.2%
Schlumberger Ltd. (NY Shares)	109,300	6,397
Norway - 0.7%
DnB NOR ASA	1,938,080	12,281
Schibsted AS (B Shares)	175,550	3,305
Storebrand ASA (A Shares)	1,165,300	7,266
TOTAL NORWAY		22,852
Panama - 0.1%
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	206,328	3,054
Portugal - 0.2%
Brisa Auto-Estradas de Portugal SA	458,421	3,120
Portugal Telecom SGPS SA sponsored ADR	363,600	3,938
TOTAL PORTUGAL		7,058
Russia - 1.4%
JSC MMC 'Norilsk Nickel' sponsored ADR	129,900	7,703
Lukoil Oil Co. sponsored ADR	34,600	3,771
OAO Gazprom sponsored ADR	276,700	8,550
Sibneft sponsored ADR	187,400	5,744
YUKOS Corp. sponsored ADR	379,157	16,872
TOTAL RUSSIA		42,640
Singapore - 0.1%
Fraser & Neave Ltd.	55,620	435
Want Want Holdings Ltd.	2,820,000	3,017
TOTAL SINGAPORE		3,452
South Africa - 0.0%
MTN Group Ltd. (a)	276,790	1,151
Spain - 4.0%
Actividades de Construccion y Servicios SA (ACS)	198,690	9,648
Altadis SA (Spain)	353,921	9,999
Antena 3 Television SA (a)	31,200	1,585
Banco Bilbao Vizcaya Argentaria SA	514,000	6,769
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	1,021,300	13,451
Banco Espanol de Credito SA (Reg.)	159,745	1,925
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Spain - continued
Banco Popular Espanol SA (Reg.)	115,684	$ 6,380
Banco Santander Central Hispano SA ADR	1,719,700	18,263
Compania de Distribucion Integral Logista SA	96,580	3,010
Fomento Construcciones y Contratas SA (FOCSA)	109,834	3,899
Grupo Auxiliar Metalurgico SA (Gamesa)	197,620	8,185
Grupo Ferrovial SA	152,371	6,074
Inditex SA	319,061	6,934
Prosegur Comp Securidad SA (Reg.)	232,900	3,798
Repsol YPF SA sponsored ADR	280,100	5,848
Telefonica SA sponsored ADR	430,300	18,989
TOTAL SPAIN		124,757
Sweden - 1.7%
Getinge AB (B Shares)	107,100	1,233
OMHEX AB	205,400	2,769
Securitas AB (B Shares)	384,400	5,533
Skandinaviska Enskilda Banken AB (A Shares)	115,600	1,679
Svenska Cellulosa AB (SCA) (B Shares)	129,550	5,077
Swedish Match Co.	347,300	3,499
Tele2 AB (B Shares)	272,850	12,390
Telefonaktiebolaget LM Ericsson ADR (a)	725,900	19,360
TOTAL SWEDEN		51,540
Switzerland - 8.6%
ABB Ltd. (Switzerland) (Reg.) (a)	2,201,281	12,404
Actelion Ltd. (Reg.) (a)	48,842	5,363
Alcon, Inc.	170,100	12,630
Compagnie Financiere Richemont unit	340,304	8,760
Converium Holding AG	83,428	4,363
Credit Suisse Group sponsored ADR	299,000	10,453
INFICON Holding AG (a)	33,236	2,976
Nestle SA (Reg.)	50,086	12,681
Nobel Biocare Holding AG (Switzerland)	165,333	22,429
Novartis AG sponsored ADR	1,413,532	63,326
Roche Holding AG (participation certificate)	438,110	45,992
Schindler Holding AG (Reg.)	13,061	3,821
SIG Holding AG	25,037	4,252
Swiss Life Holding (a)	54,717	7,476
Syngenta AG sponsored ADR	78,100	1,244
Tecan Group AG	137,599	5,204
The Swatch Group AG (Reg.)	496,049	13,363
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Switzerland - continued
UBS AG (NY Shares)	367,447	$ 26,015
Zurich Financial Services AG	34,260	5,421
TOTAL SWITZERLAND		268,173
Taiwan - 0.5%
Fubon Financial Holding Co. Ltd.	2,475,787	2,363
Hon Hai Precision Industries Co. Ltd.	1,827,000	7,207
Taishin Financial Holdings Co. Ltd.	3,893,000	3,411
Yageo Corp. (a)	1,150,000	627
Yuen Foong Yu Paper Manufacturing Co.	2,682,000	1,454
TOTAL TAIWAN		15,062
United Kingdom - 18.2%
Amdocs Ltd. (a)	355,300	9,433
AstraZeneca PLC sponsored ADR	629,900	30,141
BAE Systems PLC	389,900	1,454
Barclays PLC	165,899	1,517
BOC Group PLC	536,827	8,651
BP PLC sponsored ADR	654,800	34,639
British American Tobacco PLC sponsored ADR	577,600	17,761
British Land Co. PLC	552,088	6,374
Cadbury Schweppes PLC sponsored ADR	373,500	12,195
Capita Group PLC	3,001,100	16,538
Carnival PLC ADR	303,900	13,527
Celltech Group PLC (a)	577,112	4,311
Centrica PLC	3,574,541	13,884
Daily Mail & General Trust PLC Class A	703,761	8,388
Danka Business Systems PLC sponsored ADR (a)	342,200	1,393
Diageo PLC sponsored ADR	195,200	10,638
Enterprise Inns PLC	704,026	7,634
French Connection Group PLC	477,550	3,765
Hilton Group PLC	2,284,371	10,091
HSBC Holdings PLC:
(United Kingdom) (Reg.)	3,300	48
sponsored ADR	288,800	20,822
Inchcape PLC	247,660	6,608
Intertek Group PLC	417,200	3,814
ITV PLC	4,556,128	10,003
Johnston Press PLC	332,970	3,250
Kesa Electricals PLC	744,812	3,734
London Stock Exchange PLC	461,523	2,861
Maiden Group PLC	288,900	1,238
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United Kingdom - continued
mmO2 PLC (a)	8,550,100	$ 15,199
Next PLC	338,000	8,382
Northern Rock PLC	408,800	5,399
PHS Group PLC	1,007,508	1,504
Provident Financial PLC	784,893	10,046
Prudential PLC	1,682,500	13,250
Punch Taverns Ltd.	527,500	5,111
Rank Group PLC	982,900	5,556
Reckitt Benckiser PLC	916,400	23,882
Reuters Group PLC sponsored ADR	114,000	4,536
Rio Tinto PLC (Reg.)	356,700	7,990
Royal Bank of Scotland Group PLC	266,649	8,025
SABMiller PLC	278,786	3,033
Serco Group PLC	1,559,200	5,959
Shire Pharmaceuticals Group PLC sponsored ADR (a)	284,200	7,887
SMG PLC	1,255,757	2,567
Smith & Nephew PLC	2,725,216	29,160
Standard Chartered PLC	593,211	9,111
Taylor Nelson Sofres PLC	1,325,480	4,665
Tesco PLC	5,598,300	24,755
Trinity Mirror PLC	393,695	4,308
United Business Media PLC	247,809	2,026
Vodafone Group PLC sponsored ADR	2,835,800	69,591
William Hill PLC	936,900	8,927
Xstrata PLC	867,281	9,782
Yell Group PLC	1,664,370	9,394
TOTAL UNITED KINGDOM		564,757
United States of America - 3.1%
AFLAC, Inc.	189,300	7,994
Amkor Technology, Inc. (a)	179,100	1,447
Covance, Inc. (a)	94,100	3,175
Fox Entertainment Group, Inc. Class A (a)	92,700	2,582
Freeport-McMoRan Copper & Gold, Inc. Class B	107,900	3,291
Mettler-Toledo International, Inc. (a)	152,000	6,813
Newmont Mining Corp.	138,120	5,166
NTL, Inc. (a)	265,989	15,100
Orthofix International NV (a)	131,300	5,909
Phelps Dodge Corp. (a)	62,500	4,114
Shaw Group, Inc. (a)	236,500	2,838
Stillwater Mining Co. (a)	303,800	4,080
Synthes-Stratec, Inc.	23,278	25,317
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United States of America - continued
Transocean, Inc. (a)	254,300	$ 7,062
UnitedGlobalCom, Inc. Class A (a)	102,141	764
TOTAL UNITED STATES OF AMERICA		95,652
TOTAL COMMON STOCKS (Cost $2,505,615)		2,850,647
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
Metrophotonics, Inc. Series 2 (f)	8,500	37
Nonconvertible Preferred Stocks - 0.4%
Germany - 0.4%
Fresenius Medical Care AG	97,800	4,667
Porsche AG (non-vtg.)	12,000	7,440
TOTAL GERMANY		12,107
Italy - 0.0%
Banca Intesa Spa (Risp)	548,600	1,376
TOTAL NONCONVERTIBLE PREFERRED STOCKS		13,483
TOTAL PREFERRED STOCKS (Cost $11,627)		13,520
Investment Companies - 0.1%

Multi-National - 0.1%
Templeton Dragon Fund, Inc. (Cost $954)	101,900	1,315
Nonconvertible Bonds - 0.2%
		Principal Amount (000s)
United Kingdom - 0.2%
Telewest Communications PLC yankee:
0% 2/1/10 (c)(d)		$ 1,805	821
9.25% 4/15/09 (c)		810	405
9.875% 2/1/10 (c)		2,305	1,371
11.25% 11/1/08 (c)		210	130
Nonconvertible Bonds - continued
		Principal Amount (000s)	Value (Note 1) (000s)
United Kingdom - continued
Telewest PLC:
11% 10/1/07 (c)		$ 5,550	$ 3,497
yankee 9.625% 10/1/06 (c)		835	509
TOTAL NONCONVERTIBLE BONDS (Cost $4,502)			6,733
Government Obligations - 0.4%

Japan - 0.4%
Japan Government:
0.1% 1/20/06	JPY	690,300	6,246
0.1% 2/20/06	JPY	710,000	6,421
TOTAL GOVERNMENT OBLIGATIONS (Cost $13,232)			12,667
Money Market Funds - 13.2%
	Shares
Fidelity Cash Central Fund, 1.06% (b) (Cost $408,904)	408,903,722	408,904
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $2,944,834)		3,293,786
NET OTHER ASSETS - (6.0)%		(186,290)
NET ASSETS - 100%		$ 3,107,496
Currency Abbreviations
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $536,000 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,928,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
CGI Group, Inc. rights 7/1/04	3/11/04	$ 4,399
ITF Optical Technologies, Inc. Series A	10/11/00	$ 90
Metrophotonics, Inc. Series 2	9/29/00	$ 85
OZ Optics Ltd. unit	8/18/00	$ 80
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $2,040,500,000 and $644,505,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $16,000 for the period.
Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $62,647,000 of which $30,705,000 and $31,942,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $218,521) (cost $2,944,834) - See accompanying schedule		$ 3,293,786
Cash		1,288
Foreign currency held at value (cost $5,274)		5,252
Receivable for investments sold		38,873
Receivable for fund shares sold		21,421
Dividends receivable		10,779
Interest receivable		326
Prepaid expenses		4
Other receivables		502
Total assets		3,372,231

Liabilities
Payable for investments purchased	$ 27,934
Payable for fund shares redeemed	2,388
Accrued management fee	1,867
Distribution fees payable	963
Other affiliated payables	656
Other payables and accrued expenses	2,063
Collateral on securities loaned, at value	228,864
Total liabilities		264,735

Net Assets		$ 3,107,496
Net Assets consist of:
Paid in capital		$ 2,785,113
Undistributed net investment income		1,474
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(26,303)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		347,212
Net Assets		$ 3,107,496

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($787,985 ÷ 48,424 shares)	$ 16.27

Maximum offering price per share (100/94.25 of $16.27)	$ 17.26
Class T: Net Asset Value and redemption price per share ($1,068,128 ÷ 66,133 shares)	$ 16.15

Maximum offering price per share (100/96.50 of $16.15)	$ 16.74
Class B: Net Asset Value and offering price per share ($153,128 ÷ 9,659 shares) A	$ 15.85

Class C: Net Asset Value and offering price per share ($277,157 ÷ 17,470 shares) A	$ 15.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($821,098 ÷ 49,917 shares)	$ 16.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 23,537
Interest		749
Security lending		649
		24,935
Less foreign taxes withheld		(2,478)
Total income		22,457

Expenses
Management fee	$ 8,439
Transfer agent fees	2,734
Distribution fees	4,412
Accounting and security lending fees	570
Non-interested trustees' compensation	5
Custodian fees and expenses	640
Registration fees	411
Audit	27
Legal	6
Miscellaneous	7
Total expenses before reductions	17,251
Expense reductions	(546)	16,705
Net investment income (loss)		5,752
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of $284)	39,022
Foreign currency transactions	144
Total net realized gain (loss)		39,166
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $310)	155,741
Assets and liabilities in foreign currencies	(120)
Total change in net unrealized appreciation (depreciation)		155,621
Net gain (loss)		194,787
Net increase (decrease) in net assets resulting from operations		$ 200,539

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,752	$ 3,569
Net realized gain (loss)	39,166	14,823
Change in net unrealized appreciation (depreciation)	155,621	218,068
Net increase (decrease) in net assets resulting from operations	200,539	236,460
Distributions to shareholders from net investment income	(10,784)	(1,439)
Share transactions - net increase (decrease)	1,519,806	716,381
Redemption fees	6	-
Total increase (decrease) in net assets	1,709,567	951,402

Net Assets
Beginning of period	1,397,929	446,527
End of period (including undistributed net investment income of $1,474 and undistributed net investment income of $6,506, respectively)	$ 3,107,496	$ 1,397,929

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.60	$ 11.12	$ 11.87	$ 14.54	$ 13.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.09	.07	.10	.22 F	.01
Net realized and unrealized gain (loss)	1.74	3.45	(.82)	(2.48)	1.49	3.04
Total from investment operations	1.79	3.54	(.75)	(2.38)	1.71	3.05
Distributions from net investment income	(.12)	(.06)	-	(.29)	(.03)	-
Distributions from net realized gain	-	-	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	-	-	(.02)	-
Total distributions	(.12)	(.06)	-	(.29)	(.22)	-
Redemption fees added to paid in capital E	- I	-	-	-	-	-
Net asset value, end of period	$ 16.27	$ 14.60	$ 11.12	$ 11.87	$ 14.54	$ 13.05
Total Return B, C, D	12.32%	31.99%	(6.32)%	(16.69)%	13.13%	30.50%
Ratios to Average Net Assets H
Expenses before expense reductions	1.32% A	1.42%	1.46%	1.50%	1.52%	2.60% A
Expenses net of voluntary waivers, if any	1.32% A	1.42%	1.46%	1.50%	1.52%	2.00% A
Expenses net of all reductions	1.28% A	1.39%	1.43%	1.46%	1.50%	1.97% A
Net investment income (loss)	.64% A	.71%	.54%	.77%	1.44%	.05% A
Supplemental Data
Net assets, end of period (in millions)	$ 788	$ 241	$ 52	$ 38	$ 27	$ 4
Portfolio turnover rate	59% A	49%	53%	84%	87%	78% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.13 per share. G For the period December 17, 1998 (commencement of operations) to October 31, 1999. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.47	$ 11.01	$ 11.80	$ 14.46	$ 13.02	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.05	.02	.06	.17 F	(.02)
Net realized and unrealized gain (loss)	1.72	3.43	(.81)	(2.46)	1.49	3.04
Total from investment operations	1.75	3.48	(.79)	(2.40)	1.66	3.02
Distributions from net investment income	(.07)	(.02)	-	(.26)	(.03)	-
Distributions from net realized gain	-	-	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	-	-	(.02)	-
Total distributions	(.07)	(.02)	-	(.26)	(.22)	-
Redemption fees added to paid in capital E	- I	-	-	-	-	-
Net asset value, end of period	$ 16.15	$ 14.47	$ 11.01	$ 11.80	$ 14.46	$ 13.02
Total Return B, C, D	12.13%	31.66%	(6.69)%	(16.90)%	12.78%	30.20%
Ratios to Average Net Assets H
Expenses before expense reductions	1.63% A	1.75%	1.79%	1.81%	1.82%	2.84% A
Expenses net of voluntary waivers, if any	1.63% A	1.75%	1.79%	1.81%	1.82%	2.25% A
Expenses net of all reductions	1.58% A	1.72%	1.76%	1.76%	1.80%	2.22% A
Net investment income (loss)	.34% A	.38%	.21%	.47%	1.15%	(.20)% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,068	$ 552	$ 204	$ 153	$ 139	$ 32
Portfolio turnover rate	59% A	49%	53%	84%	87%	78% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.13 per share. G For the period December 17, 1998 (commencement of operations) to October 31, 1999. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.19	$ 10.84	$ 11.68	$ 14.33	$ 12.96	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.02)	(.04)	(.01)	.09 F	(.07)
Net realized and unrealized gain (loss)	1.69	3.37	(.80)	(2.44)	1.49	3.03
Total from investment operations	1.67	3.35	(.84)	(2.45)	1.58	2.96
Distributions from net investment income	(.01)	-	-	(.20)	(.02)	-
Distributions from net realized gain	-	-	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	-	-	(.02)	-
Total distributions	(.01)	-	-	(.20)	(.21)	-
Redemption fees added to paid in capital E	- I	-	-	-	-	-
Net asset value, end of period	$ 15.85	$ 14.19	$ 10.84	$ 11.68	$ 14.33	$ 12.96
Total Return B, C, D	11.77%	30.90%	(7.19)%	(17.33)%	12.21%	29.60%
Ratios to Average Net Assets H
Expenses before expense reductions	2.23% A	2.32%	2.32%	2.35%	2.36%	3.38% A
Expenses net of voluntary waivers, if any	2.23% A	2.32%	2.32%	2.35%	2.36%	2.75% A
Expenses net of all reductions	2.19% A	2.29%	2.29%	2.30%	2.34%	2.72% A
Net investment income (loss)	(.27)% A	(.19)%	(.32)%	(.07) %	.60%	(.70)% A
Supplemental Data
Net assets, end of period (in millions)	$ 153	$ 89	$ 49	$ 42	$ 44	$ 11
Portfolio turnover rate	59% A	49%	53%	84%	87%	78% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.13 per share. G For the period December 17, 1998 (commencement of operations) to October 31, 1999. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.22	$ 10.86	$ 11.68	$ 14.34	$ 12.96	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	(.03)	- I	.10 F	(.07)
Net realized and unrealized gain (loss)	1.69	3.37	(.79)	(2.45)	1.48	3.03
Total from investment operations	1.68	3.36	(.82)	(2.45)	1.58	2.96
Distributions from net investment income	(.04)	-	-	(.21)	(.01)	-
Distributions from net realized gain	-	-	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	-	-	(.02)	-
Total distributions	(.04)	-	-	(.21)	(.20)	-
Redemption fees added to paid in capital E	- I	-	-	-	-	-
Net asset value, end of period	$ 15.86	$ 14.22	$ 10.86	$ 11.68	$ 14.34	$ 12.96
Total Return B, C, D	11.83%	30.94%	(7.02)%	(17.33)%	12.21%	29.60%
Ratios to Average Net Assets H
Expenses before expense reductions	2.14% A	2.23%	2.25%	2.28%	2.32%	3.36% A
Expenses net of voluntary waivers, if any	2.14% A	2.23%	2.25%	2.28%	2.32%	2.75% A
Expenses net of all reductions	2.09% A	2.20%	2.22%	2.24%	2.30%	2.72% A
Net investment income (loss)	(.17)% A	(.10)%	(.25)%	(.01)%	.65%	(.70)% A
Supplemental Data
Net assets, end of period (in millions)	$ 277	$ 124	$ 54	$ 44	$ 38	$ 8
Portfolio turnover rate	59% A	49%	53%	84%	87%	78% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.13 per share. G For the period December 17, 1998 (commencement of operations) to October 31, 1999. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.74	$ 11.22	$ 11.94	$ 14.60	$ 13.08	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.13	.11	.14	.26 E	.03
Net realized and unrealized gain (loss)	1.76	3.48	(.83)	(2.48)	1.49	3.05
Total from investment operations	1.84	3.61	(.72)	(2.34)	1.75	3.08
Distributions from net investment income	(.13)	(.09)	-	(.32)	(.04)	-
Distributions from net realized gain	-	-	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	-	-	(.02)	-
Total distributions	(.13)	(.09)	-	(.32)	(.23)	-
Redemption fees added to paid in capital D	- H	-	-	-	-	-
Net asset value, end of period	$ 16.45	$ 14.74	$ 11.22	$ 11.94	$ 14.60	$ 13.08
Total Return B, C	12.55%	32.41%	(6.03)%	(16.38)%	13.42%	30.80%
Ratios to Average Net Assets G
Expenses before expense reductions	1.03% A	1.09%	1.11%	1.17%	1.24%	2.34% A
Expenses net of voluntary waivers, if any	1.03% A	1.09%	1.11%	1.17%	1.24%	1.75% A
Expenses net of all reductions	.99% A	1.06%	1.07%	1.12%	1.22%	1.72% A
Net investment income (loss)	.93% A	1.04%	.89%	1.11%	1.73%	.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 821	$ 391	$ 88	$ 43	$ 20	$ 4
Portfolio turnover rate	59% A	49%	53%	84%	87%	78% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.13 per share. F For the period December 17, 1998 (commencement of operations) to October 31, 1999. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Diversified International Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 412,310
Unrealized depreciation	(68,086)
Net unrealized appreciation (depreciation)	$ 344,224
Cost for federal income tax purposes	$ 2,949,562

Short-Term Trading (Redemption) Fees. Shares purchased after March 31, 2004, and held in the fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Repurchase Agreements - continued

collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 645	$ 4
Class T	.25%	.25%	2,112	184
Class B	.75%	.25%	619	464
Class C	.75%	.25%	1,036	430
			$ 4,412	$ 1,082

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 445
Class T	102
Class B*	86
Class C*	12
$ 645

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 552	.21*
Class T	1,121	.26*
Class B	233	.37*
Class C	290	.28*
Institutional Class	538	.17*
	$ 2,734

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,234 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $544 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2.

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 13% of the total outstanding shares of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2004	Year ended October 31, 2003
From net investment income
Class A	$ 2,739	$ 292
Class T	3,117	397
Class B	70	-
Class C	442	-
Institutional Class	4,416	750
Total	$ 10,784	$ 1,439

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Class A
Shares sold	37,798	16,942	$ 607,155	$ 218,725
Reinvestment of distributions	132	24	2,005	271
Shares redeemed	(5,995)	(5,120)	(96,211)	(63,239)
Net increase (decrease)	31,935	11,846	$ 512,949	$ 155,757
Class T
Shares sold	35,174	29,220	$ 559,894	$ 358,219
Reinvestment of distributions	183	33	2,756	370
Shares redeemed	(7,415)	(9,624)	(118,874)	(117,763)
Net increase (decrease)	27,942	19,629	$ 443,776	$ 240,826
Class B
Shares sold	3,777	2,720	$ 59,200	$ 32,792
Reinvestment of distributions	4	-	59	-
Shares redeemed	(416)	(917)	(6,537)	(10,619)
Net increase (decrease)	3,365	1,803	$ 52,722	$ 22,173
Class C
Shares sold	9,429	5,286	$ 147,139	$ 64,958
Reinvestment of distributions	22	-	327	-
Shares redeemed	(703)	(1,527)	(11,060)	(17,673)
Net increase (decrease)	8,748	3,759	$ 136,406	$ 47,285
Institutional Class
Shares sold	26,920	26,478	$ 432,083	$ 351,243
Reinvestment of distributions	120	29	1,832	326
Shares redeemed	(3,674)	(7,794)	(59,962)	(101,229)
Net increase (decrease)	23,366	18,713	$ 373,953	$ 250,340

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ADIFI-USAN-0604
1.784872.101

Fidelity® Advisor

Latin America

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
America Movil SA de CV sponsored ADR (Mexico, Wireless Telecommunication Services)	10.3	9.1
Telefonos de Mexico SA de CV sponsored ADR (Mexico, Diversified Telecommunication Services)	10.1	9.9
Petroleo Brasileiro SA Petrobras sponsored ADR (Brazil, Oil & Gas)	8.9	8.9
Cemex SA de CV sponsored ADR (Mexico, Construction Materials)	5.3	5.1
Grupo Televisa SA de CV sponsored ADR (Mexico, Media)	4.2	5.2
	38.8
Top Five Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunication Services	29.3	29.8
Materials	22.2	18.0
Energy	13.8	12.8
Consumer Staples	12.3	13.0
Financials	8.5	11.2
Top Five Countries as of April 30, 2004
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	45.8	50.8
Mexico	43.1	41.4
Chile	2.7	2.3
Peru	1.6	0.0
United States of America	1.6	1.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2004	As of October 31, 2003
Stocks 98.7%	Stocks 98.3%
Short-Term Investments and Net Other Assets 1.3%	Short-Term Investments and Net Other Assets 1.7%

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (Note 1)
Argentina - 1.4%
Inversiones y Representaciones SA sponsored GDR (a)	1,018	$ 8,246
Nortel Inversora S A ADR (a)	4,400	21,780
Petrobras Energia Participaciones SA sponsored ADR (a)	6,677	80,725
Telecom Argentina SA sponsored ADR (a)	3,500	29,435
TOTAL ARGENTINA		140,186
Brazil - 44.3%
Aracruz Celulose SA sponsored ADR	3,504	109,115
Banco Bradesco SA:
(PN)	2,480	102,143
sponsored ADR	2,600	105,690
Banco Itau Holding Financeira SA (PN)	3,467,200	276,383
Brasil Telecom Participacoes SA sponsored ADR	3,300	102,300
Caemi Mineracao E Metalurgia SA (PN) (a)	478,800	177,938
Centrais Electricas Brasileiras (Electrobras) SA:
(ON)	5,083,000	53,742
(PN-B)	8,272,600	92,513
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	5,813	103,471
Companhia de Bebidas das Americas (AmBev)	167,700	58,892
Companhia de Bebidas das Americas (AmBev) sponsored ADR	8,300	155,708
Companhia Energetica Minas Gerais (CEMIG) (PN)	8,789,179	134,849
Companhia Paranaense de Energia-Copel sponsored ADR (a)	8,500	28,730
Companhia Vale do Rio Doce:
(PN-A)	2,800	110,740
sponsored:
ADR	2,500	113,750
ADR (non-vtg.)	3,400	132,906
Embraer - Empresa Brasileira de Aeronautica SA	12,400	63,205
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	6,240	160,992
Gerdau SA sponsored ADR	7,990	167,950
Petroleo Brasileiro SA Petrobras:
(PN)	12,500	312,436
sponsored:
ADR	10,100	291,890
ADR (non-vtg.)	24,700	616,265
Siderurgica Nacional Compania ADR	3,300	155,727
Tele Centro Oeste Celular Participacoes SA ADR	2,926	25,047
Tele Norte Leste Participacoes SA ADR	17,068	202,085
Telebras sponsored ADR	7,300	208,853
Uniao de Bancos Brasileiros SA (Unibanco) GDR	8,600	168,560
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	22,700	228,316
Common Stocks - continued
	Shares	Value (Note 1)
Brazil - continued
Votorantim Celulose e Papel SA:
(PN)	656,100	$ 41,563
sponsored ADR	1,300	40,820
TOTAL BRAZIL		4,542,579
Canada - 0.3%
AUR Resources, Inc. (a)	7,100	29,093
Chile - 2.7%
Banco Santander Chile sponsored ADR	3,156	78,774
CorpBanca SA sponsored ADR (b)	2,400	58,163
Enersis SA sponsored ADR	20,125	121,756
Vina Concha y Toro SA sponsored ADR	594	24,354
TOTAL CHILE		283,047
Luxembourg - 1.0%
Tenaris SA sponsored ADR	3,384	101,486
Mexico - 43.1%
Alfa SA de CV Series A	18,100	59,342
America Movil SA de CV sponsored ADR	31,200	1,054,559
Cemex SA de CV sponsored ADR	18,263	537,845
Consorcio ARA SA de CV (a)	23,900	65,190
Fomento Economico Mexicano SA de CV sponsored ADR	8,021	350,678
Grupo Bimbo SA de CV Series A	18,900	38,076
Grupo Financiero Inbursa SA de CV Series O	52,575	65,808
Grupo Mexico SA de CV Series B (a)	23,251	68,654
Grupo Modelo SA de CV Series C	59,000	147,597
Grupo Televisa SA de CV sponsored ADR	9,939	433,241
Hylsamex SA de CV unit (a)	40,500	53,071
Industrias Penoles SA de CV	8,000	35,079
Telefonos de Mexico SA de CV sponsored ADR	30,301	1,034,476
TV Azteca SA de CV sponsored ADR	9,000	82,350
Wal-Mart de Mexico SA de CV Series V	132,339	386,126
TOTAL MEXICO		4,412,092
Peru - 1.6%
Compania de Minas Buenaventura SA sponsored ADR	7,645	165,438
United Kingdom - 0.5%
Antofagasta PLC	3,000	50,130
United States of America - 1.6%
NII Holdings, Inc. (a)	4,600	161,000
Common Stocks - continued
	Shares	Value (Note 1)
Venezuela - 0.7%
Compania Anonima Nacional Telefono de Venezuela sponsored ADR	3,700	$ 70,855
TOTAL COMMON STOCKS (Cost $9,367,059)		9,955,906
Nonconvertible Preferred Stocks - 1.5%

Brazil - 1.5%
Suzano de Papel E Celulose Compania (PN)	14,000	62,053
Telemar Norte Leste SA (PN-A)	5,320,500	88,887
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $161,348)		150,940
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $9,528,407)		10,106,846
NET OTHER ASSETS - 1.3%		134,505
NET ASSETS - 100%		$ 10,241,351
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $58,163 or 0.6% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $11,058,638 and $6,259,274, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,489 for the period.
Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $919,000 of which $578,000 and $341,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $9,528,407) - See accompanying schedule		$ 10,106,846
Receivable for investments sold		1,687,929
Receivable for fund shares sold		11,298
Dividends receivable		102,106
Interest receivable		136
Prepaid expenses		16
Receivable from investment adviser for expense reductions		4,415
Other affiliated receivables		28
Other receivables		1,358
Total assets		11,914,132

Liabilities
Payable to custodian bank	$ 1,608,741
Payable for fund shares redeemed	25,407
Accrued management fee	8,717
Distribution fees payable	5,092
Other affiliated payables	6,832
Other payables and accrued expenses	17,992
Total liabilities		1,672,781

Net Assets		$ 10,241,351
Net Assets consist of:
Paid in capital		$ 9,951,363
Undistributed net investment income		77,940
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(367,750)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		579,798
Net Assets		$ 10,241,351

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,436,023 ÷ 105,326 shares)	$ 13.63

Maximum offering price per share (100/94.25 of $13.63)	$ 14.46
Class T: Net Asset Value and redemption price per share ($1,959,631 ÷ 144,347 shares)	$ 13.58

Maximum offering price per share (100/96.50 of $13.58)	$ 14.07
Class B: Net Asset Value and offering price per share ($2,604,043 ÷ 194,054 shares) A	$ 13.42

Class C: Net Asset Value and offering price per share ($1,544,773 ÷ 115,443 shares) A	$ 13.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,696,881 ÷ 195,189 shares)	$ 13.82
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 258,247
Interest		1,945
		260,192
Less foreign taxes withheld		(25,758)
Total income		234,434

Expenses
Management fee	$ 43,632
Transfer agent fees	23,550
Distribution fees	27,071
Accounting fees and expenses	21,002
Non-interested trustees' compensation	24
Custodian fees and expenses	16,689
Registration fees	54,964
Audit	17,700
Legal	1,132
Miscellaneous	1,691
Total expenses before reductions	207,455
Expense reductions	(75,328)	132,127
Net investment income (loss)		102,307
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	604,325
Foreign currency transactions	(15,474)
Total net realized gain (loss)		588,851
Change in net unrealized appreciation (depreciation) on: Investment securities	(282,648)
Assets and liabilities in foreign currencies	1,378
Total change in net unrealized appreciation (depreciation)		(281,270)
Net gain (loss)		307,581
Net increase (decrease) in net assets resulting from operations		$ 409,888

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 102,307	$ 31,490
Net realized gain (loss)	588,851	255,710
Change in net unrealized appreciation (depreciation)	(281,270)	1,354,922
Net increase (decrease) in net assets resulting from operations	409,888	1,642,122
Distributions to shareholders from net investment income	(34,709)	(15,776)
Share transactions - net increase (decrease)	4,794,489	396,070
Redemption fees	674	-
Total increase (decrease) in net assets	5,170,342	2,022,416

Net Assets
Beginning of period	5,071,009	3,048,593
End of period (including undistributed net investment income of $77,940 and undistributed net investment income of $10,342, respectively)	$ 10,241,351	$ 5,071,009

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004 (Unaudited)	Years ended October 31,
		2003	2002	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.49	$ 8.29	$ 9.62	$ 13.26	$ 11.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.12	.09	.14 F	(.07)	.05
Net realized and unrealized gain (loss)	1.11	4.17	(1.30)	(3.70)	1.69	1.59
Total from investment operations	1.25	4.29	(1.21)	(3.56)	1.62	1.64
Distributions from net investment income	(.11)	(.09)	(.12)	-	-	-
Distributions from net realized gain	-	-	-	(.08)	-	-
Total distributions	(.11)	(.09)	(.12)	(.08)	-	-
Redemption fees added to paid in capital E	- I	-	-	-	-	-
Net asset value, end of period	$ 13.63	$ 12.49	$ 8.29	$ 9.62	$ 13.26	$ 11.64
Total Return B, C, D	10.03%	52.29%	(12.87)%	(26.97)%	13.92%	16.40%
Ratios to Average Net Assets H
Expenses before expense reductions	3.25% A	5.92%	5.99%	4.96%	3.95%	8.60% A
Expenses net of voluntary waivers, if any	2.03% A	2.02%	2.15%	2.11%	2.06%	2.01% A
Expenses net of all reductions	1.99% A	2.02%	2.12%	2.05%	2.04%	1.99% A
Net investment income (loss)	1.90% A	1.22%	.86%	1.22%	(.50)%	.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,436	$ 918	$ 428	$ 546	$ 921	$ 756
Portfolio turnover rate	115% A	67%	132%	111%	52%	50% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.06 per share. G For the period December 21, 1998 (commencement of operations) to October 31, 1999. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2004 (Unaudited)	Years ended October 31,
		2003	2002	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.44	$ 8.24	$ 9.57	$ 13.21	$ 11.62	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.10	.06	.11 F	(.11)	.02
Net realized and unrealized gain (loss)	1.11	4.16	(1.30)	(3.67)	1.70	1.60
Total from investment operations	1.23	4.26	(1.24)	(3.56)	1.59	1.62
Distributions from net investment income	(.09)	(.06)	(.09)	-	-	-
Distributions from net realized gain	-	-	-	(.08)	-	-
Total distributions	(.09)	(.06)	(.09)	(.08)	-	-
Redemption fees added to paid in capital E	- I	-	-	-	-	-
Net asset value, end of period	$ 13.58	$ 12.44	$ 8.24	$ 9.57	$ 13.21	$ 11.62
Total Return B, C, D	9.91%	52.06%	(13.18)%	(27.07)%	13.68%	16.20%
Ratios to Average Net Assets H
Expenses before expense reductions	3.79% A	6.58%	6.65%	5.48%	4.26%	8.92% A
Expenses net of voluntary waivers, if any	2.28% A	2.27%	2.40%	2.36%	2.32%	2.26% A
Expenses net of all reductions	2.24% A	2.27%	2.37%	2.30%	2.30%	2.24% A
Net investment income (loss)	1.65% A	.97%	.61%	.97%	(.75)%	.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,960	$ 1,315	$ 836	$ 1,124	$ 2,041	$ 1,065
Portfolio turnover rate	115% A	67%	132%	111%	52%	50% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.06 per share. G For the period December 21, 1998 (commencement of operations) to October 31, 1999. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004 (Unaudited)	Years ended October 31,
		2003	2002	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.29	$ 8.13	$ 9.44	$ 13.08	$ 11.58	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.05	.01	.05 F	(.18)	(.02)
Net realized and unrealized gain (loss)	1.10	4.12	(1.28)	(3.61)	1.68	1.60
Total from investment operations	1.18	4.17	(1.27)	(3.56)	1.50	1.58
Distributions from net investment income	(.05)	(.01)	(.04)	-	-	-
Distributions from net realized gain	-	-	-	(.08)	-	-
Total distributions	(.05)	(.01)	(.04)	(.08)	-	-
Redemption fees added to paid in capital E	- I	-	-	-	-	-
Net asset value, end of period	$ 13.42	$ 12.29	$ 8.13	$ 9.44	$ 13.08	$ 11.58
Total Return B, C, D	9.61%	51.35%	(13.56)%	(27.34)%	12.95%	15.80%
Ratios to Average Net Assets H
Expenses before expense reductions	4.05% A	6.80%	6.90%	5.81%	4.78%	9.44% A
Expenses net of voluntary waivers, if any	2.78% A	2.77%	2.90%	2.86%	2.82%	2.76% A
Expenses net of all reductions	2.74% A	2.77%	2.87%	2.80%	2.80%	2.74% A
Net investment income (loss)	1.15% A	.47%	.11%	.46%	(1.25)%	(.25)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,604	$ 1,513	$ 814	$ 1,003	$ 1,659	$ 912
Portfolio turnover rate	115% A	67%	132%	111%	52%	50% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.06 per share. G For the period December 21, 1998 (commencement of operations) to October 31, 1999. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004 (Unaudited)	Years ended October 31,
		2003	2002	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.25	$ 8.11	$ 9.43	$ 13.07	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.05	.01	.06 F	(.18)	(.02)
Net realized and unrealized gain (loss)	1.10	4.10	(1.28)	(3.62)	1.68	1.59
Total from investment operations	1.18	4.15	(1.27)	(3.56)	1.50	1.57
Distributions from net investment income	(.05)	(.01)	(.05)	-	-	-
Distributions from net realized gain	-	-	-	(.08)	-	-
Total distributions	(.05)	(.01)	(.05)	(.08)	-	-
Redemption fees added to paid in capital E	- I	-	-	-	-	-
Net asset value, end of period	$ 13.38	$ 12.25	$ 8.11	$ 9.43	$ 13.07	$ 11.57
Total Return B, C, D	9.64%	51.23%	(13.60)%	(27.36)%	12.96%	15.70%
Ratios to Average Net Assets H
Expenses before expense reductions	4.13% A	6.85%	6.88%	5.82%	4.76%	9.42% A
Expenses net of voluntary waivers, if any	2.78% A	2.77%	2.90%	2.86%	2.82%	2.76% A
Expenses net of all reductions	2.74% A	2.77%	2.87%	2.79%	2.80%	2.74% A
Net investment income (loss)	1.15% A	.47%	.11%	.47%	(1.25)%	(.25)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,545	$ 1,114	$ 686	$ 759	$ 1,165	$ 708
Portfolio turnover rate	115% A	67%	132%	111%	52%	50% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.06 per share. G For the period December 21, 1998 (commencement of operations) to October 31, 1999. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004 (Unaudited)	Years ended October 31,
		2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.64	$ 8.35	$ 9.69	$ 13.32	$ 11.67	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.14	.11	.17 E	(.04)	.07
Net realized and unrealized gain (loss)	1.13	4.24	(1.30)	(3.72)	1.69	1.60
Total from investment operations	1.29	4.38	(1.19)	(3.55)	1.65	1.67
Distributions from net investment income	(.11)	(.09)	(.15)	-	-	-
Distributions from net realized gain	-	-	-	(.08)	-	-
Total distributions	(.11)	(.09)	(.15)	(.08)	-	-
Redemption fees added to paid in capital D	- H	-	-	-	-	-
Net asset value, end of period	$ 13.82	$ 12.64	$ 8.35	$ 9.69	$ 13.32	$ 11.67
Total Return B, C	10.23%	52.99%	(12.65)%	(26.77)%	14.14%	16.70%
Ratios to Average Net Assets G
Expenses before expense reductions	2.78% A	5.40%	5.49%	4.54%	3.56%	8.32% A
Expenses net of voluntary waivers, if any	1.78% A	1.77%	1.90%	1.86%	1.81%	1.76% A
Expenses net of all reductions	1.74% A	1.77%	1.87%	1.80%	1.79%	1.74% A
Net investment income (loss)	2.15% A	1.47%	1.11%	1.46%	(.25)%	.75% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,697	$ 210	$ 285	$ 344	$ 524	$ 472
Portfolio turnover rate	115% A	67%	132%	111%	52%	50% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.06 per share. F For the period December 21, 1998 (commencement of operations) to October 31, 1999. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Latin America Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investment in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 1,200,888
Unrealized depreciation	(657,073)
Net unrealized appreciation (depreciation)	543,815
Cost for federal income tax purposes	$ 9,563,031

Short-Term Trading (Redemption) Fees. Shares purchases after March 31, 2004 and held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and, the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 2,655	$ 282
Class T	.25%	.25%	4,696	507
Class B	.75%	.25%	11,926	9,258
Class C	.75%	.25%	7,794	4,128
			$ 27,071	$ 14,175

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,869
Class T	1,072
Class B*	3,630
Class C*	1,012
$ 8,583

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 4,088	.39*
Class T	6,438	.68*
Class B	5,363	.45*
Class C	4,084	.52*
Institutional Class	3,577	.17*
	$ 23,550

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,911 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	2.00%	$ 12,771
Class T	2.25%	14,194
Class B	2.75%	15,190
Class C	2.75%	10,512
Institutional Class	1.75%	20,528
		$ 73,195

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2,133 for the period.

7. Other Information.

At the end of the period, FMR or its affiliates were owners of record of 12% of the total outstanding shares of the fund and one unaffiliated shareholder was the owner of record of 24% of the total outstanding shares of the fund.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2004	Year ended October 31, 2003
From net investment income
Class A	$ 10,215	$ 4,772
Class T	10,212	6,047
Class B	7,001	1,047
Class C	5,151	844
Institutional Class	2,130	3,066
Total	$ 34,709	$ 15,776

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Class A
Shares sold	222,114	109,782	$ 3,158,129	$ 1,122,639
Reinvestment of distributions	755	545	10,009	4,552
Shares redeemed	(190,995)	(88,522)	(2,816,235)	(924,690)
Net increase (decrease)	31,874	21,805	$ 351,903	$ 202,501
Class T
Shares sold	61,019	24,645	$ 885,703	$ 244,830
Reinvestment of distributions	741	697	9,793	5,809
Shares redeemed	(23,161)	(20,992)	(339,439)	(197,995)
Net increase (decrease)	38,599	4,350	$ 556,057	$ 52,644
Class B
Shares sold	99,422	43,421	$ 1,440,239	$ 457,257
Reinvestment of distributions	510	123	6,666	1,015
Shares redeemed	(29,046)	(20,525)	(425,690)	(220,237)
Net increase (decrease)	70,886	23,019	$ 1,021,215	$ 238,035
Class C
Shares sold	54,454	28,484	$ 776,932	$ 299,810
Reinvestment of distributions	363	101	4,728	836
Shares redeemed	(30,321)	(22,180)	(438,903)	(218,153)
Net increase (decrease)	24,496	6,405	$ 342,757	$ 82,493
Institutional Class
Shares sold	443,304	109,911	$ 6,530,387	$ 1,110,748
Reinvestment of distributions	131	356	1,760	3,005
Shares redeemed	(264,886)	(127,691)	(4,009,590)	(1,293,356)
Net increase (decrease)	178,549	(17,424)	$ 2,522,557	$ (179,603)

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
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Fidelity Advisor Consumer Industries Fund
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Fidelity Advisor Europe Capital Appreciation Fund
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Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
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Fidelity Advisor High Income Advantage Fund
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Fidelity Advisor Inflation-Protected Bond Fund
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Fidelity Advisor International Capital Appreciation Fund
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Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
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Fidelity Advisor Large Cap Fund
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Fidelity Advisor Mortgage Securities Fund
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Fidelity Advisor New Insights Fund
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Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
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Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
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Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
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Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ALAF-USAN-0604
1.784896.101

Fidelity® Advisor

Latin America

Fund - Institutional Class

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
America Movil SA de CV sponsored ADR (Mexico, Wireless Telecommunication Services)	10.3	9.1
Telefonos de Mexico SA de CV sponsored ADR (Mexico, Diversified Telecommunication Services)	10.1	9.9
Petroleo Brasileiro SA Petrobras sponsored ADR (Brazil, Oil & Gas)	8.9	8.9
Cemex SA de CV sponsored ADR (Mexico, Construction Materials)	5.3	5.1
Grupo Televisa SA de CV sponsored ADR (Mexico, Media)	4.2	5.2
	38.8
Top Five Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunication Services	29.3	29.8
Materials	22.2	18.0
Energy	13.8	12.8
Consumer Staples	12.3	13.0
Financials	8.5	11.2
Top Five Countries as of April 30, 2004
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	45.8	50.8
Mexico	43.1	41.4
Chile	2.7	2.3
Peru	1.6	0.0
United States of America	1.6	1.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2004	As of October 31, 2003
Stocks 98.7%	Stocks 98.3%
Short-Term Investments and Net Other Assets 1.3%	Short-Term Investments and Net Other Assets 1.7%

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (Note 1)
Argentina - 1.4%
Inversiones y Representaciones SA sponsored GDR (a)	1,018	$ 8,246
Nortel Inversora S A ADR (a)	4,400	21,780
Petrobras Energia Participaciones SA sponsored ADR (a)	6,677	80,725
Telecom Argentina SA sponsored ADR (a)	3,500	29,435
TOTAL ARGENTINA		140,186
Brazil - 44.3%
Aracruz Celulose SA sponsored ADR	3,504	109,115
Banco Bradesco SA:
(PN)	2,480	102,143
sponsored ADR	2,600	105,690
Banco Itau Holding Financeira SA (PN)	3,467,200	276,383
Brasil Telecom Participacoes SA sponsored ADR	3,300	102,300
Caemi Mineracao E Metalurgia SA (PN) (a)	478,800	177,938
Centrais Electricas Brasileiras (Electrobras) SA:
(ON)	5,083,000	53,742
(PN-B)	8,272,600	92,513
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	5,813	103,471
Companhia de Bebidas das Americas (AmBev)	167,700	58,892
Companhia de Bebidas das Americas (AmBev) sponsored ADR	8,300	155,708
Companhia Energetica Minas Gerais (CEMIG) (PN)	8,789,179	134,849
Companhia Paranaense de Energia-Copel sponsored ADR (a)	8,500	28,730
Companhia Vale do Rio Doce:
(PN-A)	2,800	110,740
sponsored:
ADR	2,500	113,750
ADR (non-vtg.)	3,400	132,906
Embraer - Empresa Brasileira de Aeronautica SA	12,400	63,205
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	6,240	160,992
Gerdau SA sponsored ADR	7,990	167,950
Petroleo Brasileiro SA Petrobras:
(PN)	12,500	312,436
sponsored:
ADR	10,100	291,890
ADR (non-vtg.)	24,700	616,265
Siderurgica Nacional Compania ADR	3,300	155,727
Tele Centro Oeste Celular Participacoes SA ADR	2,926	25,047
Tele Norte Leste Participacoes SA ADR	17,068	202,085
Telebras sponsored ADR	7,300	208,853
Uniao de Bancos Brasileiros SA (Unibanco) GDR	8,600	168,560
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	22,700	228,316
Common Stocks - continued
	Shares	Value (Note 1)
Brazil - continued
Votorantim Celulose e Papel SA:
(PN)	656,100	$ 41,563
sponsored ADR	1,300	40,820
TOTAL BRAZIL		4,542,579
Canada - 0.3%
AUR Resources, Inc. (a)	7,100	29,093
Chile - 2.7%
Banco Santander Chile sponsored ADR	3,156	78,774
CorpBanca SA sponsored ADR (b)	2,400	58,163
Enersis SA sponsored ADR	20,125	121,756
Vina Concha y Toro SA sponsored ADR	594	24,354
TOTAL CHILE		283,047
Luxembourg - 1.0%
Tenaris SA sponsored ADR	3,384	101,486
Mexico - 43.1%
Alfa SA de CV Series A	18,100	59,342
America Movil SA de CV sponsored ADR	31,200	1,054,559
Cemex SA de CV sponsored ADR	18,263	537,845
Consorcio ARA SA de CV (a)	23,900	65,190
Fomento Economico Mexicano SA de CV sponsored ADR	8,021	350,678
Grupo Bimbo SA de CV Series A	18,900	38,076
Grupo Financiero Inbursa SA de CV Series O	52,575	65,808
Grupo Mexico SA de CV Series B (a)	23,251	68,654
Grupo Modelo SA de CV Series C	59,000	147,597
Grupo Televisa SA de CV sponsored ADR	9,939	433,241
Hylsamex SA de CV unit (a)	40,500	53,071
Industrias Penoles SA de CV	8,000	35,079
Telefonos de Mexico SA de CV sponsored ADR	30,301	1,034,476
TV Azteca SA de CV sponsored ADR	9,000	82,350
Wal-Mart de Mexico SA de CV Series V	132,339	386,126
TOTAL MEXICO		4,412,092
Peru - 1.6%
Compania de Minas Buenaventura SA sponsored ADR	7,645	165,438
United Kingdom - 0.5%
Antofagasta PLC	3,000	50,130
United States of America - 1.6%
NII Holdings, Inc. (a)	4,600	161,000
Common Stocks - continued
	Shares	Value (Note 1)
Venezuela - 0.7%
Compania Anonima Nacional Telefono de Venezuela sponsored ADR	3,700	$ 70,855
TOTAL COMMON STOCKS (Cost $9,367,059)		9,955,906
Nonconvertible Preferred Stocks - 1.5%

Brazil - 1.5%
Suzano de Papel E Celulose Compania (PN)	14,000	62,053
Telemar Norte Leste SA (PN-A)	5,320,500	88,887
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $161,348)		150,940
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $9,528,407)		10,106,846
NET OTHER ASSETS - 1.3%		134,505
NET ASSETS - 100%		$ 10,241,351
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $58,163 or 0.6% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $11,058,638 and $6,259,274, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,489 for the period.
Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $919,000 of which $578,000 and $341,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $9,528,407) - See accompanying schedule		$ 10,106,846
Receivable for investments sold		1,687,929
Receivable for fund shares sold		11,298
Dividends receivable		102,106
Interest receivable		136
Prepaid expenses		16
Receivable from investment adviser for expense reductions		4,415
Other affiliated receivables		28
Other receivables		1,358
Total assets		11,914,132

Liabilities
Payable to custodian bank	$ 1,608,741
Payable for fund shares redeemed	25,407
Accrued management fee	8,717
Distribution fees payable	5,092
Other affiliated payables	6,832
Other payables and accrued expenses	17,992
Total liabilities		1,672,781

Net Assets		$ 10,241,351
Net Assets consist of:
Paid in capital		$ 9,951,363
Undistributed net investment income		77,940
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(367,750)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		579,798
Net Assets		$ 10,241,351

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,436,023 ÷ 105,326 shares)	$ 13.63

Maximum offering price per share (100/94.25 of $13.63)	$ 14.46
Class T: Net Asset Value and redemption price per share ($1,959,631 ÷ 144,347 shares)	$ 13.58

Maximum offering price per share (100/96.50 of $13.58)	$ 14.07
Class B: Net Asset Value and offering price per share ($2,604,043 ÷ 194,054 shares) A	$ 13.42

Class C: Net Asset Value and offering price per share ($1,544,773 ÷ 115,443 shares) A	$ 13.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,696,881 ÷ 195,189 shares)	$ 13.82

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 258,247
Interest		1,945
		260,192
Less foreign taxes withheld		(25,758)
Total income		234,434

Expenses
Management fee	$ 43,632
Transfer agent fees	23,550
Distribution fees	27,071
Accounting fees and expenses	21,002
Non-interested trustees' compensation	24
Custodian fees and expenses	16,689
Registration fees	54,964
Audit	17,700
Legal	1,132
Miscellaneous	1,691
Total expenses before reductions	207,455
Expense reductions	(75,328)	132,127
Net investment income (loss)		102,307
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	604,325
Foreign currency transactions	(15,474)
Total net realized gain (loss)		588,851
Change in net unrealized appreciation (depreciation) on: Investment securities	(282,648)
Assets and liabilities in foreign currencies	1,378
Total change in net unrealized appreciation (depreciation)		(281,270)
Net gain (loss)		307,581
Net increase (decrease) in net assets resulting from operations		$ 409,888

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 102,307	$ 31,490
Net realized gain (loss)	588,851	255,710
Change in net unrealized appreciation (depreciation)	(281,270)	1,354,922
Net increase (decrease) in net assets resulting from operations	409,888	1,642,122
Distributions to shareholders from net investment income	(34,709)	(15,776)
Share transactions - net increase (decrease)	4,794,489	396,070
Redemption fees	674	-
Total increase (decrease) in net assets	5,170,342	2,022,416

Net Assets
Beginning of period	5,071,009	3,048,593
End of period (including undistributed net investment income of $77,940 and undistributed net investment income of $10,342, respectively)	$ 10,241,351	$ 5,071,009

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004 (Unaudited)	Years ended October 31,
		2003	2002	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.49	$ 8.29	$ 9.62	$ 13.26	$ 11.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.12	.09	.14 F	(.07)	.05
Net realized and unrealized gain (loss)	1.11	4.17	(1.30)	(3.70)	1.69	1.59
Total from investment operations	1.25	4.29	(1.21)	(3.56)	1.62	1.64
Distributions from net investment income	(.11)	(.09)	(.12)	-	-	-
Distributions from net realized gain	-	-	-	(.08)	-	-
Total distributions	(.11)	(.09)	(.12)	(.08)	-	-
Redemption fees added to paid in capital E	- I	-	-	-	-	-
Net asset value, end of period	$ 13.63	$ 12.49	$ 8.29	$ 9.62	$ 13.26	$ 11.64
Total Return B, C, D	10.03%	52.29%	(12.87)%	(26.97)%	13.92%	16.40%
Ratios to Average Net Assets H
Expenses before expense reductions	3.25% A	5.92%	5.99%	4.96%	3.95%	8.60% A
Expenses net of voluntary waivers, if any	2.03% A	2.02%	2.15%	2.11%	2.06%	2.01% A
Expenses net of all reductions	1.99% A	2.02%	2.12%	2.05%	2.04%	1.99% A
Net investment income (loss)	1.90% A	1.22%	.86%	1.22%	(.50)%	.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,436	$ 918	$ 428	$ 546	$ 921	$ 756
Portfolio turnover rate	115% A	67%	132%	111%	52%	50% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.06 per share. G For the period December 21, 1998 (commencement of operations) to October 31, 1999. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2004 (Unaudited)	Years ended October 31,
		2003	2002	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.44	$ 8.24	$ 9.57	$ 13.21	$ 11.62	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.10	.06	.11 F	(.11)	.02
Net realized and unrealized gain (loss)	1.11	4.16	(1.30)	(3.67)	1.70	1.60
Total from investment operations	1.23	4.26	(1.24)	(3.56)	1.59	1.62
Distributions from net investment income	(.09)	(.06)	(.09)	-	-	-
Distributions from net realized gain	-	-	-	(.08)	-	-
Total distributions	(.09)	(.06)	(.09)	(.08)	-	-
Redemption fees added to paid in capital E	- I	-	-	-	-	-
Net asset value, end of period	$ 13.58	$ 12.44	$ 8.24	$ 9.57	$ 13.21	$ 11.62
Total Return B, C, D	9.91%	52.06%	(13.18)%	(27.07)%	13.68%	16.20%
Ratios to Average Net Assets H
Expenses before expense reductions	3.79% A	6.58%	6.65%	5.48%	4.26%	8.92% A
Expenses net of voluntary waivers, if any	2.28% A	2.27%	2.40%	2.36%	2.32%	2.26% A
Expenses net of all reductions	2.24% A	2.27%	2.37%	2.30%	2.30%	2.24% A
Net investment income (loss)	1.65% A	.97%	.61%	.97%	(.75)%	.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,960	$ 1,315	$ 836	$ 1,124	$ 2,041	$ 1,065
Portfolio turnover rate	115% A	67%	132%	111%	52%	50% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.06 per share. G For the period December 21, 1998 (commencement of operations) to October 31, 1999. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004 (Unaudited)	Years ended October 31,
		2003	2002	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.29	$ 8.13	$ 9.44	$ 13.08	$ 11.58	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.05	.01	.05 F	(.18)	(.02)
Net realized and unrealized gain (loss)	1.10	4.12	(1.28)	(3.61)	1.68	1.60
Total from investment operations	1.18	4.17	(1.27)	(3.56)	1.50	1.58
Distributions from net investment income	(.05)	(.01)	(.04)	-	-	-
Distributions from net realized gain	-	-	-	(.08)	-	-
Total distributions	(.05)	(.01)	(.04)	(.08)	-	-
Redemption fees added to paid in capital E	- I	-	-	-	-	-
Net asset value, end of period	$ 13.42	$ 12.29	$ 8.13	$ 9.44	$ 13.08	$ 11.58
Total Return B, C, D	9.61%	51.35%	(13.56)%	(27.34)%	12.95%	15.80%
Ratios to Average Net Assets H
Expenses before expense reductions	4.05% A	6.80%	6.90%	5.81%	4.78%	9.44% A
Expenses net of voluntary waivers, if any	2.78% A	2.77%	2.90%	2.86%	2.82%	2.76% A
Expenses net of all reductions	2.74% A	2.77%	2.87%	2.80%	2.80%	2.74% A
Net investment income (loss)	1.15% A	.47%	.11%	.46%	(1.25)%	(.25)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,604	$ 1,513	$ 814	$ 1,003	$ 1,659	$ 912
Portfolio turnover rate	115% A	67%	132%	111%	52%	50% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.06 per share. G For the period December 21, 1998 (commencement of operations) to October 31, 1999. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004 (Unaudited)	Years ended October 31,
		2003	2002	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.25	$ 8.11	$ 9.43	$ 13.07	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.05	.01	.06 F	(.18)	(.02)
Net realized and unrealized gain (loss)	1.10	4.10	(1.28)	(3.62)	1.68	1.59
Total from investment operations	1.18	4.15	(1.27)	(3.56)	1.50	1.57
Distributions from net investment income	(.05)	(.01)	(.05)	-	-	-
Distributions from net realized gain	-	-	-	(.08)	-	-
Total distributions	(.05)	(.01)	(.05)	(.08)	-	-
Redemption fees added to paid in capital E	- I	-	-	-	-	-
Net asset value, end of period	$ 13.38	$ 12.25	$ 8.11	$ 9.43	$ 13.07	$ 11.57
Total Return B, C, D	9.64%	51.23%	(13.60)%	(27.36)%	12.96%	15.70%
Ratios to Average Net Assets H
Expenses before expense reductions	4.13% A	6.85%	6.88%	5.82%	4.76%	9.42% A
Expenses net of voluntary waivers, if any	2.78% A	2.77%	2.90%	2.86%	2.82%	2.76% A
Expenses net of all reductions	2.74% A	2.77%	2.87%	2.79%	2.80%	2.74% A
Net investment income (loss)	1.15% A	.47%	.11%	.47%	(1.25)%	(.25)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,545	$ 1,114	$ 686	$ 759	$ 1,165	$ 708
Portfolio turnover rate	115% A	67%	132%	111%	52%	50% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.06 per share. G For the period December 21, 1998 (commencement of operations) to October 31, 1999. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004 (Unaudited)	Years ended October 31,
		2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.64	$ 8.35	$ 9.69	$ 13.32	$ 11.67	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.14	.11	.17 E	(.04)	.07
Net realized and unrealized gain (loss)	1.13	4.24	(1.30)	(3.72)	1.69	1.60
Total from investment operations	1.29	4.38	(1.19)	(3.55)	1.65	1.67
Distributions from net investment income	(.11)	(.09)	(.15)	-	-	-
Distributions from net realized gain	-	-	-	(.08)	-	-
Total distributions	(.11)	(.09)	(.15)	(.08)	-	-
Redemption fees added to paid in capital D	- H	-	-	-	-	-
Net asset value, end of period	$ 13.82	$ 12.64	$ 8.35	$ 9.69	$ 13.32	$ 11.67
Total Return B, C	10.23%	52.99%	(12.65)%	(26.77)%	14.14%	16.70%
Ratios to Average Net Assets G
Expenses before expense reductions	2.78% A	5.40%	5.49%	4.54%	3.56%	8.32% A
Expenses net of voluntary waivers, if any	1.78% A	1.77%	1.90%	1.86%	1.81%	1.76% A
Expenses net of all reductions	1.74% A	1.77%	1.87%	1.80%	1.79%	1.74% A
Net investment income (loss)	2.15% A	1.47%	1.11%	1.46%	(.25)%	.75% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,697	$ 210	$ 285	$ 344	$ 524	$ 472
Portfolio turnover rate	115% A	67%	132%	111%	52%	50% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.06 per share. F For the period December 21, 1998 (commencement of operations) to October 31, 1999. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Latin America Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investment in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 1,200,888
Unrealized depreciation	(657,073)
Net unrealized appreciation (depreciation)	543,815
Cost for federal income tax purposes	$ 9,563,031

Short-Term Trading (Redemption) Fees. Shares purchases after March 31, 2004 and held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and, the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 2,655	$ 282
Class T	.25%	.25%	4,696	507
Class B	.75%	.25%	11,926	9,258
Class C	.75%	.25%	7,794	4,128
			$ 27,071	$ 14,175

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,869
Class T	1,072
Class B*	3,630
Class C*	1,012
$ 8,583

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 4,088	.39*
Class T	6,438	.68*
Class B	5,363	.45*
Class C	4,084	.52*
Institutional Class	3,577	.17*
	$ 23,550

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,911 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	2.00%	$ 12,771
Class T	2.25%	14,194
Class B	2.75%	15,190
Class C	2.75%	10,512
Institutional Class	1.75%	20,528
		$ 73,195

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2,133 for the period.

7. Other Information.

At the end of the period, FMR or its affiliates were owners of record of 12% of the total outstanding shares of the fund and one unaffiliated shareholder was the owner of record of 24% of the total outstanding shares of the fund.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2004	Year ended October 31, 2003
From net investment income
Class A	$ 10,215	$ 4,772
Class T	10,212	6,047
Class B	7,001	1,047
Class C	5,151	844
Institutional Class	2,130	3,066
Total	$ 34,709	$ 15,776

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Class A
Shares sold	222,114	109,782	$ 3,158,129	$ 1,122,639
Reinvestment of distributions	755	545	10,009	4,552
Shares redeemed	(190,995)	(88,522)	(2,816,235)	(924,690)
Net increase (decrease)	31,874	21,805	$ 351,903	$ 202,501
Class T
Shares sold	61,019	24,645	$ 885,703	$ 244,830
Reinvestment of distributions	741	697	9,793	5,809
Shares redeemed	(23,161)	(20,992)	(339,439)	(197,995)
Net increase (decrease)	38,599	4,350	$ 556,057	$ 52,644
Class B
Shares sold	99,422	43,421	$ 1,440,239	$ 457,257
Reinvestment of distributions	510	123	6,666	1,015
Shares redeemed	(29,046)	(20,525)	(425,690)	(220,237)
Net increase (decrease)	70,886	23,019	$ 1,021,215	$ 238,035
Class C
Shares sold	54,454	28,484	$ 776,932	$ 299,810
Reinvestment of distributions	363	101	4,728	836
Shares redeemed	(30,321)	(22,180)	(438,903)	(218,153)
Net increase (decrease)	24,496	6,405	$ 342,757	$ 82,493
Institutional Class
Shares sold	443,304	109,911	$ 6,530,387	$ 1,110,748
Reinvestment of distributions	131	356	1,760	3,005
Shares redeemed	(264,886)	(127,691)	(4,009,590)	(1,293,356)
Net increase (decrease)	178,549	(17,424)	$ 2,522,557	$ (179,603)

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ALAFI-USAN-0604
1.784897.101

Fidelity® Advisor

Emerging Markets

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Summary

Top Five Stocks as of April 30, 2004
% of fund's net assets
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	8.6
Anglo American PLC (South Africa) (United Kingdom, Metals & Mining)	3.4
America Movil SA de CV sponsored ADR (Mexico, Wireless Telecommunication Services)	2.6
Teva Pharmaceutical Industries Ltd. sponsored ADR (Israel, Pharmaceuticals)	1.9
YUKOS Corp. sponsored ADR (Russia, Oil & Gas)	1.8
18.3
Top Five Market Sectors as of April 30, 2004
% of fund's net assets
Information Technology	19.4
Financials	16.8
Materials	15.7
Telecommunication Services	13.7
Energy	9.1
Top Five Countries as of April 30, 2004
(excluding cash equivalents)	% of fund's net assets
Korea (South)	22.8
Taiwan	10.2
Brazil	8.3
Russia	7.4
Mexico	6.4
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2004
Stocks 90.4%
Short-Term Investments and Net Other Assets 9.6%

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.4%
	Shares	Value (Note 1)
Austria - 0.5%
Bank Austria Creditanstalt AG	200	$ 11,346
Bermuda - 0.6%
Central European Media Enterprises Ltd. Class A (a)	500	9,100
Skyworth Digital Holdings Ltd.	18,000	5,308
TOTAL BERMUDA		14,408
Brazil - 8.3%
Banco Itau Holding Financeira SA (PN)	252,000	20,088
Centrais Electricas Brasileiras (Electrobras) SA (PN-B)	954,000	10,669
Companhia Vale do Rio Doce sponsored ADR (non-vtg.)	900	35,181
Gerdau SA sponsored ADR	1,100	23,122
Petroleo Brasileiro SA Petrobras sponsored:
ADR	800	23,120
ADR (non-vtg.)	1,500	37,425
Uniao de Bancos Brasileiros SA (Unibanco) GDR	900	17,640
Votorantim Celulose e Papel SA sponsored ADR	600	18,840
TOTAL BRAZIL		186,085
Canada - 0.2%
Telesystem International Wireless, Inc. (a)	500	4,925
China - 1.8%
Brilliance China Automotive Holdings Ltd.	18,000	6,610
China Petroleum & Chemical Corp. (H Shares)	32,000	11,034
Huaneng Power International, Inc. (H Shares)	16,000	14,656
Sinopec Zhenhai Refining & Chemical Co. Ltd. (H Shares)	10,000	9,039
TOTAL CHINA		41,339
Czech Republic - 0.4%
Philip Morris CR AS	15	9,709
Egypt - 0.3%
Orascom Telecom SAE unit (a)	700	6,531
Hong Kong - 1.4%
China Mobile (Hong Kong) Ltd.	6,000	15,876
China Overseas Land & Investment Ltd.	46,000	7,667
Sun Hung Kai Properties Ltd.	1,000	8,590
TOTAL HONG KONG		32,133
Hungary - 1.6%
FHB Land Credit & Mortgage Bank	67	2,580
Common Stocks - continued
	Shares	Value (Note 1)
Hungary - continued
Gedeon Richter Ltd. unit	100	$ 10,000
OTP Bank Rt. (a)	1,200	22,275
TOTAL HUNGARY		34,855
India - 5.7%
Bank of India	7,700	12,259
Hero Honda Motors Ltd.	1,347	14,624
Hindustan Petroleum Corp. Ltd.	2,500	25,885
ICICI Bank Ltd.	2,000	14,176
Infosys Technologies Ltd.	296	34,259
Mahanagar Telephone Nigam Ltd.	4,100	13,668
Union Bank of India	8,000	13,681
TOTAL INDIA		128,552
Indonesia - 3.7%
PT Astra International Tbk	11,500	7,463
PT Bank Central Asia Tbk	22,000	9,769
PT Bank Mandiri Persero Tbk	61,500	10,153
PT Bank Rakyat Indonesia Tbk	51,000	10,016
PT Hanjaya Mandala Sampoerna Tbk	21,000	12,194
PT Indofood Sukses Makmur Tbk	37,000	3,160
PT Indosat Tbk	27,500	12,446
PT Telkomunikasi Indonesia Tbk	20,500	18,789
TOTAL INDONESIA		83,990
Israel - 2.8%
M-Systems Flash Disk Pioneers Ltd. (a)	1,100	19,195
Teva Pharmaceutical Industries Ltd. sponsored ADR	700	43,092
TOTAL ISRAEL		62,287
Korea (South) - 22.8%
Asiana Airlines (a)	3,000	6,891
Cheil Communications, Inc.	90	12,579
Daelim Industrial Co.	330	12,262
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,160	11,863
Hana Bank	520	11,235
Hanjin Shipping Co. Ltd.	600	8,437
Honam Petrochemical Corp.	450	16,760
Industrial Bank of Korea	1,000	6,912
Kia Motors Corp.	1,620	15,049
Kookmin Bank (a)	850	31,730
LG Corp.	620	8,956
LG Electronics, Inc.	580	35,195
Common Stocks - continued
	Shares	Value (Note 1)
Korea (South) - continued
LG Petrochemical Co. Ltd.	430	$ 8,630
POSCO	290	35,670
Samsung Electro-Mechanics Co. Ltd. (a)	300	11,301
Samsung Electronics Co. Ltd.	406	192,729
Samsung Fire & Marine Insurance Co. Ltd.	300	19,943
Samsung SDI Co. Ltd.	190	24,289
Shinhan Financial Group Co. Ltd.	1,580	27,537
SK Telecom Co. Ltd.	90	15,341
TOTAL KOREA (SOUTH)		513,309
Malaysia - 2.7%
Commerce Asset Holding BHD	14,100	18,553
Genting BHD	2,300	9,987
IOI Corp. BHD	4,000	9,526
Malakoff BHD	7,200	10,611
Maxis Communications BHD	5,600	12,821
TOTAL MALAYSIA		61,498
Mexico - 6.4%
America Movil SA de CV sponsored ADR	1,700	57,460
Cemex SA de CV sponsored ADR	1,100	32,395
Consorcio ARA SA de CV (a)	1,000	2,728
Corporacion Geo SA de CV Series B (a)	1,000	5,721
Fomento Economico Mexicano SA de CV sponsored ADR	300	13,116
Telefonos de Mexico SA de CV sponsored ADR	500	17,070
Wal-Mart de Mexico SA de CV Series V	5,000	14,589
TOTAL MEXICO		143,079
Peru - 0.4%
Compania de Minas Buenaventura SA sponsored ADR	400	8,656
Philippines - 0.9%
Philippine Long Distance Telephone Co. (a)	1,000	19,279
Poland - 0.4%
KGHM Polska Miedz SA (Bearer) (a)	1,300	9,012
Russia - 7.4%
JSC MMC 'Norilsk Nickel' sponsored ADR	500	29,650
Lukoil Oil Co. sponsored ADR	300	32,700
Mobile TeleSystems OJSC sponsored ADR	200	21,592
OAO Gazprom sponsored ADR	400	12,360
Sibneft sponsored ADR	400	12,260
Common Stocks - continued
	Shares	Value (Note 1)
Russia - continued
Vimpel Communications sponsored ADR (a)	200	$ 17,952
YUKOS Corp. sponsored ADR	900	40,050
TOTAL RUSSIA		166,564
South Africa - 3.0%
ABSA Group Ltd.	1,600	10,259
African Bank Investments Ltd.	7,800	11,820
Impala Platinum Holdings Ltd.	200	13,538
MTN Group Ltd. (a)	4,600	19,136
Sanlam Ltd.	9,700	12,147
TOTAL SOUTH AFRICA		66,900
Taiwan - 10.2%
Asia Optical Co., Inc.	1,000	7,046
AU Optronics Corp.	2,000	4,095
AU Optronics Corp. sponsored ADR	800	17,184
China Steel Corp.	24,000	21,391
Chinatrust Financial Holding Co.	11,000	11,825
Compal Electronics, Inc.	17,000	19,145
Delta Electronics, Inc.	5,000	6,158
Formosa Plastic Corp.	8,000	11,442
Hon Hai Precision Industries Co. Ltd.	6,000	23,668
MediaTek, Inc.	3,000	28,636
Polaris Securities Co. Ltd. (a)	17,000	9,521
Quanta Computer, Inc.	7,000	14,755
Taishin Financial Holdings Co. Ltd.	19,000	16,649
Taiwan Cellular Co. Ltd.	14,000	12,858
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	10,000	17,314
United Microelectronics Corp. sponsored ADR (a)	1,400	7,280
TOTAL TAIWAN		228,967
Thailand - 2.1%
Shin Corp. PCL (For. Reg.)	19,800	17,427
Siam Cement PCL (For. Reg.)	2,900	15,640
Siam Commercial Bank PCL (For. Reg.)	11,800	13,627
TOTAL THAILAND		46,694
Turkey - 2.4%
Beko Elektronik AS (a)	1,383,100	8,666
Dogan Yayin Holding AS (a)	3,621,200	12,046
Ford Otomotiv Sanayi AS (a)	995,900	7,852
Turkcell Iletisim Hizmet AS sponsored ADR (a)	230	6,544
Common Stocks - continued
	Shares	Value (Note 1)
Turkey - continued
Turkiye Garanti Bankasi AS	1,624,700	$ 4,975
Turkiye Is Bankasi AS Series C unit	4,181,400	14,939
TOTAL TURKEY		55,022
United Kingdom - 3.4%
Anglo American PLC (South Africa)	3,800	75,510
United States of America - 1.0%
NII Holdings, Inc. (a)	300	10,500
Zoran Corp. (a)	700	11,571
TOTAL UNITED STATES OF AMERICA		22,071
TOTAL COMMON STOCKS (Cost $2,211,474)		2,032,721
Cash Equivalents - 10.5%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 0.95%, dated 4/30/04 due 5/3/04) (Cost $236,000)	$ 236,019	236,000
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $2,447,474)		2,268,721
NET OTHER ASSETS - (0.9)%		(21,300)
NET ASSETS - 100%		$ 2,247,421
Legend
(a) Non-income producing
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $2,261,955 and $49,399, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $236,000) (cost $2,447,474) - See accompanying schedule		$ 2,268,721
Cash		344
Foreign currency held at value (cost $32,712)		32,348
Receivable for investments sold		13,830
Dividends receivable		4,107
Prepaid expenses		71,580
Receivable from investment adviser for expense reductions		26,259
Total assets		2,417,189

Liabilities
Payable for investments purchased	$ 67,090
Accrued management fee	1,565
Distribution fees payable	1,019
Registration fees payable	78,801
Other affiliated payables	3,360
Other payables and accrued expenses	17,933
Total liabilities		169,768

Net Assets		$ 2,247,421
Net Assets consist of:
Paid in capital		$ 2,429,664
Undistributed net investment income		93
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,155)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(179,181)
Net Assets		$ 2,247,421

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($507,634 ÷ 54,664 shares)	$ 9.29

Maximum offering price per share (100/94.25 of $9.29)	$ 9.86
Class T: Net Asset Value and redemption price per share ($479,742 ÷ 51,673 shares)	$ 9.28

Maximum offering price per share (100/96.50 of $9.28)	$ 9.62
Class B: Net Asset Value and offering price per share ($456,102 ÷ 49,150 shares) A	$ 9.28

Class C: Net Asset Value and offering price per share ($396,665 ÷ 42,745 shares) A	$ 9.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($407,278 ÷ 43,847 shares)	$ 9.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

March 29, 2004 (commencement of operations) to April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 5,193
Interest		285
		5,478
Less foreign taxes withheld		(419)
Total income		5,059

Expenses
Management fee	$ 1,745
Transfer agent fees	611
Distribution fees	1,139
Accounting fees and expenses	3,109
Non-interested trustees' compensation	1
Custodian fees and expenses	6,835
Registration fees	12,721
Audit	5,596
Total expenses before reductions	31,757
Expense reductions	(26,791)	4,966
Net investment income (loss)		93
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(1,082)
Foreign currency transactions	(2,073)
Total net realized gain (loss)		(3,155)
Change in net unrealized appreciation (depreciation) on: Investment securities	(178,753)
Assets and liabilities in foreign currencies	(428)
Total change in net unrealized appreciation (depreciation)		(179,181)
Net gain (loss)		(182,336)
Net increase (decrease) in net assets resulting from operations		$ (182,243)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

March 29, 2004 (commencement of operations) to April 30, 2004 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 93
Net realized gain (loss)	(3,155)
Change in net unrealized appreciation (depreciation)	(179,181)
Net increase (decrease) in net assets resulting from operations	(182,243)
Share transactions - net increase (decrease)	2,429,612
Redemption fees	52
Total increase (decrease) in net assets	2,247,421

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $93)	$ 2,247,421

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended April 30, 2004 F (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H
Net realized and unrealized gain (loss)	(.71)
Total from investment operations	(.71)
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 9.29
Total Return B, C, D	(7.10)%
Ratios to Average Net Assets G
Expenses before expense reductions	14.35% A
Expenses net of voluntary waivers, if any	2.00% A
Expenses net of all reductions	2.00% A
Net investment income (loss)	.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 508
Portfolio turnover rate	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period March 29, 2004 (commencement of operations) to April 30, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended April 30, 2004 F (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H
Net realized and unrealized gain (loss)	(.72)
Total from investment operations	(.72)
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 9.28
Total Return B, C, D	(7.20)%
Ratios to Average Net Assets G
Expenses before expense reductions	14.60% A
Expenses net of voluntary waivers, if any	2.25% A
Expenses net of all reductions	2.25% A
Net investment income (loss)	.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 480
Portfolio turnover rate	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period March 29, 2004 (commencement of operations) to April 30, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended April 30, 2004 F (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H
Net realized and unrealized gain (loss)	(.72)
Total from investment operations	(.72)
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 9.28
Total Return B, C, D	(7.20)%
Ratios to Average Net Assets G
Expenses before expense reductions	15.09% A
Expenses net of voluntary waivers, if any	2.75% A
Expenses net of all reductions	2.75% A
Net investment income (loss)	(.42)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 456
Portfolio turnover rate	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period March 29, 2004 (commencement of operations) to April 30, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended April 30, 2004 F (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H
Net realized and unrealized gain (loss)	(.72)
Total from investment operations	(.72)
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 9.28
Total Return B, C, D	(7.20)%
Ratios to Average Net Assets G
Expenses before expense reductions	15.10% A
Expenses net of voluntary waivers, if any	2.75% A
Expenses net of all reductions	2.75% A
Net investment income (loss)	(.42)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 397
Portfolio turnover rate	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period March 29, 2004 (commencement of operations) to April 30, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended April 30, 2004 E (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	(.72)
Total from investment operations	(.71)
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 9.29
Total Return B, C	(7.10)%
Ratios to Average Net Assets F
Expenses before expense reductions	14.12% A
Expenses net of voluntary waivers, if any	1.75% A
Expenses net of all reductions	1.75% A
Net investment income (loss)	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 407
Portfolio turnover rate	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period March 29, 2004 (commencement of operations) to April 30, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Emerging Markets Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 16,137
Unrealized depreciation	(195,518)
Net unrealized appreciation (depreciation)	$ (179,381)
Cost for federal income tax purposes	$ 2,448,102

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .82% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and, the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 117	$ 95
Class T	.25%	.25%	214	94
Class B	.75%	.25%	416	407
Class C	.75%	.25%	392	385
			$ 1,139	$ 981

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 250
Class T	14
Class B*	-
Class C*	-
$ 264

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 130	.27*
Class T	123	.28*
Class B	121	.28*
Class C	117	.29*
Institutional Class	120	.29*
	$ 611

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

5. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	2.00%	$ 5,936
Class T	2.25%	5,439
Class B	2.75%	5,269
Class C	2.75%	4,964
Institutional Class	1.75%	5,183
		$ 26,791

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 83% of the total outstanding shares of the fund.

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	March 29, 2004 (commencement of operations) to April 30, 2004	March 29, 2004 (commencement of operations) to April 30, 2004
Class A
Shares sold	54,664	$ 550,785
Net increase (decrease)	54,664	$ 550,785
Class T
Shares sold	51,673	$ 519,455
Net increase (decrease)	51,673	$ 519,455
Class B
Shares sold	49,494	$ 495,122
Shares redeemed	(344)	(3,500)
Net increase (decrease)	49,150	$ 491,622
Class C
Shares sold	42,745	$ 427,912
Net increase (decrease)	42,745	$ 427,912
Institutional Class
Shares sold	43,847	$ 439,838
Net increase (decrease)	43,847	$ 439,838

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
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Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
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Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
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Fidelity Advisor Large Cap Fund
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Fidelity Advisor Overseas Fund
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Fidelity Advisor Short Fixed-Income Fund
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Fidelity Advisor Strategic Dividend & Income Fund
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Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FAEM-USAN-0604
1.800637.100

Fidelity® Advisor

Emerging Markets

Fund - Institutional Class

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Summary

Top Five Stocks as of April 30, 2004
% of fund's net assets
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	8.6
Anglo American PLC (South Africa) (United Kingdom, Metals & Mining)	3.4
America Movil SA de CV sponsored ADR (Mexico, Wireless Telecommunication Services)	2.6
Teva Pharmaceutical Industries Ltd. sponsored ADR (Israel, Pharmaceuticals)	1.9
YUKOS Corp. sponsored ADR (Russia, Oil & Gas)	1.8
18.3
Top Five Market Sectors as of April 30, 2004
% of fund's net assets
Information Technology	19.4
Financials	16.8
Materials	15.7
Telecommunication Services	13.7
Energy	9.1
Top Five Countries as of April 30, 2004
(excluding cash equivalents)	% of fund's net assets
Korea (South)	22.8
Taiwan	10.2
Brazil	8.3
Russia	7.4
Mexico	6.4
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2004
Stocks 90.4%
Short-Term Investments and Net Other Assets 9.6%

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.4%
	Shares	Value (Note 1)
Austria - 0.5%
Bank Austria Creditanstalt AG	200	$ 11,346
Bermuda - 0.6%
Central European Media Enterprises Ltd. Class A (a)	500	9,100
Skyworth Digital Holdings Ltd.	18,000	5,308
TOTAL BERMUDA		14,408
Brazil - 8.3%
Banco Itau Holding Financeira SA (PN)	252,000	20,088
Centrais Electricas Brasileiras (Electrobras) SA (PN-B)	954,000	10,669
Companhia Vale do Rio Doce sponsored ADR (non-vtg.)	900	35,181
Gerdau SA sponsored ADR	1,100	23,122
Petroleo Brasileiro SA Petrobras sponsored:
ADR	800	23,120
ADR (non-vtg.)	1,500	37,425
Uniao de Bancos Brasileiros SA (Unibanco) GDR	900	17,640
Votorantim Celulose e Papel SA sponsored ADR	600	18,840
TOTAL BRAZIL		186,085
Canada - 0.2%
Telesystem International Wireless, Inc. (a)	500	4,925
China - 1.8%
Brilliance China Automotive Holdings Ltd.	18,000	6,610
China Petroleum & Chemical Corp. (H Shares)	32,000	11,034
Huaneng Power International, Inc. (H Shares)	16,000	14,656
Sinopec Zhenhai Refining & Chemical Co. Ltd. (H Shares)	10,000	9,039
TOTAL CHINA		41,339
Czech Republic - 0.4%
Philip Morris CR AS	15	9,709
Egypt - 0.3%
Orascom Telecom SAE unit (a)	700	6,531
Hong Kong - 1.4%
China Mobile (Hong Kong) Ltd.	6,000	15,876
China Overseas Land & Investment Ltd.	46,000	7,667
Sun Hung Kai Properties Ltd.	1,000	8,590
TOTAL HONG KONG		32,133
Hungary - 1.6%
FHB Land Credit & Mortgage Bank	67	2,580
Common Stocks - continued
	Shares	Value (Note 1)
Hungary - continued
Gedeon Richter Ltd. unit	100	$ 10,000
OTP Bank Rt. (a)	1,200	22,275
TOTAL HUNGARY		34,855
India - 5.7%
Bank of India	7,700	12,259
Hero Honda Motors Ltd.	1,347	14,624
Hindustan Petroleum Corp. Ltd.	2,500	25,885
ICICI Bank Ltd.	2,000	14,176
Infosys Technologies Ltd.	296	34,259
Mahanagar Telephone Nigam Ltd.	4,100	13,668
Union Bank of India	8,000	13,681
TOTAL INDIA		128,552
Indonesia - 3.7%
PT Astra International Tbk	11,500	7,463
PT Bank Central Asia Tbk	22,000	9,769
PT Bank Mandiri Persero Tbk	61,500	10,153
PT Bank Rakyat Indonesia Tbk	51,000	10,016
PT Hanjaya Mandala Sampoerna Tbk	21,000	12,194
PT Indofood Sukses Makmur Tbk	37,000	3,160
PT Indosat Tbk	27,500	12,446
PT Telkomunikasi Indonesia Tbk	20,500	18,789
TOTAL INDONESIA		83,990
Israel - 2.8%
M-Systems Flash Disk Pioneers Ltd. (a)	1,100	19,195
Teva Pharmaceutical Industries Ltd. sponsored ADR	700	43,092
TOTAL ISRAEL		62,287
Korea (South) - 22.8%
Asiana Airlines (a)	3,000	6,891
Cheil Communications, Inc.	90	12,579
Daelim Industrial Co.	330	12,262
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,160	11,863
Hana Bank	520	11,235
Hanjin Shipping Co. Ltd.	600	8,437
Honam Petrochemical Corp.	450	16,760
Industrial Bank of Korea	1,000	6,912
Kia Motors Corp.	1,620	15,049
Kookmin Bank (a)	850	31,730
LG Corp.	620	8,956
LG Electronics, Inc.	580	35,195
Common Stocks - continued
	Shares	Value (Note 1)
Korea (South) - continued
LG Petrochemical Co. Ltd.	430	$ 8,630
POSCO	290	35,670
Samsung Electro-Mechanics Co. Ltd. (a)	300	11,301
Samsung Electronics Co. Ltd.	406	192,729
Samsung Fire & Marine Insurance Co. Ltd.	300	19,943
Samsung SDI Co. Ltd.	190	24,289
Shinhan Financial Group Co. Ltd.	1,580	27,537
SK Telecom Co. Ltd.	90	15,341
TOTAL KOREA (SOUTH)		513,309
Malaysia - 2.7%
Commerce Asset Holding BHD	14,100	18,553
Genting BHD	2,300	9,987
IOI Corp. BHD	4,000	9,526
Malakoff BHD	7,200	10,611
Maxis Communications BHD	5,600	12,821
TOTAL MALAYSIA		61,498
Mexico - 6.4%
America Movil SA de CV sponsored ADR	1,700	57,460
Cemex SA de CV sponsored ADR	1,100	32,395
Consorcio ARA SA de CV (a)	1,000	2,728
Corporacion Geo SA de CV Series B (a)	1,000	5,721
Fomento Economico Mexicano SA de CV sponsored ADR	300	13,116
Telefonos de Mexico SA de CV sponsored ADR	500	17,070
Wal-Mart de Mexico SA de CV Series V	5,000	14,589
TOTAL MEXICO		143,079
Peru - 0.4%
Compania de Minas Buenaventura SA sponsored ADR	400	8,656
Philippines - 0.9%
Philippine Long Distance Telephone Co. (a)	1,000	19,279
Poland - 0.4%
KGHM Polska Miedz SA (Bearer) (a)	1,300	9,012
Russia - 7.4%
JSC MMC 'Norilsk Nickel' sponsored ADR	500	29,650
Lukoil Oil Co. sponsored ADR	300	32,700
Mobile TeleSystems OJSC sponsored ADR	200	21,592
OAO Gazprom sponsored ADR	400	12,360
Sibneft sponsored ADR	400	12,260
Common Stocks - continued
	Shares	Value (Note 1)
Russia - continued
Vimpel Communications sponsored ADR (a)	200	$ 17,952
YUKOS Corp. sponsored ADR	900	40,050
TOTAL RUSSIA		166,564
South Africa - 3.0%
ABSA Group Ltd.	1,600	10,259
African Bank Investments Ltd.	7,800	11,820
Impala Platinum Holdings Ltd.	200	13,538
MTN Group Ltd. (a)	4,600	19,136
Sanlam Ltd.	9,700	12,147
TOTAL SOUTH AFRICA		66,900
Taiwan - 10.2%
Asia Optical Co., Inc.	1,000	7,046
AU Optronics Corp.	2,000	4,095
AU Optronics Corp. sponsored ADR	800	17,184
China Steel Corp.	24,000	21,391
Chinatrust Financial Holding Co.	11,000	11,825
Compal Electronics, Inc.	17,000	19,145
Delta Electronics, Inc.	5,000	6,158
Formosa Plastic Corp.	8,000	11,442
Hon Hai Precision Industries Co. Ltd.	6,000	23,668
MediaTek, Inc.	3,000	28,636
Polaris Securities Co. Ltd. (a)	17,000	9,521
Quanta Computer, Inc.	7,000	14,755
Taishin Financial Holdings Co. Ltd.	19,000	16,649
Taiwan Cellular Co. Ltd.	14,000	12,858
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	10,000	17,314
United Microelectronics Corp. sponsored ADR (a)	1,400	7,280
TOTAL TAIWAN		228,967
Thailand - 2.1%
Shin Corp. PCL (For. Reg.)	19,800	17,427
Siam Cement PCL (For. Reg.)	2,900	15,640
Siam Commercial Bank PCL (For. Reg.)	11,800	13,627
TOTAL THAILAND		46,694
Turkey - 2.4%
Beko Elektronik AS (a)	1,383,100	8,666
Dogan Yayin Holding AS (a)	3,621,200	12,046
Ford Otomotiv Sanayi AS (a)	995,900	7,852
Turkcell Iletisim Hizmet AS sponsored ADR (a)	230	6,544
Common Stocks - continued
	Shares	Value (Note 1)
Turkey - continued
Turkiye Garanti Bankasi AS	1,624,700	$ 4,975
Turkiye Is Bankasi AS Series C unit	4,181,400	14,939
TOTAL TURKEY		55,022
United Kingdom - 3.4%
Anglo American PLC (South Africa)	3,800	75,510
United States of America - 1.0%
NII Holdings, Inc. (a)	300	10,500
Zoran Corp. (a)	700	11,571
TOTAL UNITED STATES OF AMERICA		22,071
TOTAL COMMON STOCKS (Cost $2,211,474)		2,032,721
Cash Equivalents - 10.5%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 0.95%, dated 4/30/04 due 5/3/04) (Cost $236,000)	$ 236,019	236,000
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $2,447,474)		2,268,721
NET OTHER ASSETS - (0.9)%		(21,300)
NET ASSETS - 100%		$ 2,247,421
Legend
(a) Non-income producing
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $2,261,955 and $49,399, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $236,000) (cost $2,447,474) - See accompanying schedule		$ 2,268,721
Cash		344
Foreign currency held at value (cost $32,712)		32,348
Receivable for investments sold		13,830
Dividends receivable		4,107
Prepaid expenses		71,580
Receivable from investment adviser for expense reductions		26,259
Total assets		2,417,189

Liabilities
Payable for investments purchased	$ 67,090
Accrued management fee	1,565
Distribution fees payable	1,019
Registration fees payable	78,801
Other affiliated payables	3,360
Other payables and accrued expenses	17,933
Total liabilities		169,768

Net Assets		$ 2,247,421
Net Assets consist of:
Paid in capital		$ 2,429,664
Undistributed net investment income		93
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,155)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(179,181)
Net Assets		$ 2,247,421

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($507,634 ÷ 54,664 shares)	$ 9.29

Maximum offering price per share (100/94.25 of $9.29)	$ 9.86
Class T: Net Asset Value and redemption price per share ($479,742 ÷ 51,673 shares)	$ 9.28

Maximum offering price per share (100/96.50 of $9.28)	$ 9.62
Class B: Net Asset Value and offering price per share ($456,102 ÷ 49,150 shares) A	$ 9.28

Class C: Net Asset Value and offering price per share ($396,665 ÷ 42,745 shares) A	$ 9.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($407,278 ÷ 43,847 shares)	$ 9.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

March 29, 2004 (commencement of operations) to April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 5,193
Interest		285
		5,478
Less foreign taxes withheld		(419)
Total income		5,059

Expenses
Management fee	$ 1,745
Transfer agent fees	611
Distribution fees	1,139
Accounting fees and expenses	3,109
Non-interested trustees' compensation	1
Custodian fees and expenses	6,835
Registration fees	12,721
Audit	5,596
Total expenses before reductions	31,757
Expense reductions	(26,791)	4,966
Net investment income (loss)		93
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(1,082)
Foreign currency transactions	(2,073)
Total net realized gain (loss)		(3,155)
Change in net unrealized appreciation (depreciation) on: Investment securities	(178,753)
Assets and liabilities in foreign currencies	(428)
Total change in net unrealized appreciation (depreciation)		(179,181)
Net gain (loss)		(182,336)
Net increase (decrease) in net assets resulting from operations		$ (182,243)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

March 29, 2004 (commencement of operations) to April 30, 2004 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 93
Net realized gain (loss)	(3,155)
Change in net unrealized appreciation (depreciation)	(179,181)
Net increase (decrease) in net assets resulting from operations	(182,243)
Share transactions - net increase (decrease)	2,429,612
Redemption fees	52
Total increase (decrease) in net assets	2,247,421

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $93)	$ 2,247,421

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended April 30, 2004 F (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H
Net realized and unrealized gain (loss)	(.71)
Total from investment operations	(.71)
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 9.29
Total Return B, C, D	(7.10)%
Ratios to Average Net Assets G
Expenses before expense reductions	14.35% A
Expenses net of voluntary waivers, if any	2.00% A
Expenses net of all reductions	2.00% A
Net investment income (loss)	.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 508
Portfolio turnover rate	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period March 29, 2004 (commencement of operations) to April 30, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended April 30, 2004 F (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H
Net realized and unrealized gain (loss)	(.72)
Total from investment operations	(.72)
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 9.28
Total Return B, C, D	(7.20)%
Ratios to Average Net Assets G
Expenses before expense reductions	14.60% A
Expenses net of voluntary waivers, if any	2.25% A
Expenses net of all reductions	2.25% A
Net investment income (loss)	.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 480
Portfolio turnover rate	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period March 29, 2004 (commencement of operations) to April 30, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended April 30, 2004 F (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H
Net realized and unrealized gain (loss)	(.72)
Total from investment operations	(.72)
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 9.28
Total Return B, C, D	(7.20)%
Ratios to Average Net Assets G
Expenses before expense reductions	15.09% A
Expenses net of voluntary waivers, if any	2.75% A
Expenses net of all reductions	2.75% A
Net investment income (loss)	(.42)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 456
Portfolio turnover rate	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period March 29, 2004 (commencement of operations) to April 30, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended April 30, 2004 F (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H
Net realized and unrealized gain (loss)	(.72)
Total from investment operations	(.72)
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 9.28
Total Return B, C, D	(7.20)%
Ratios to Average Net Assets G
Expenses before expense reductions	15.10% A
Expenses net of voluntary waivers, if any	2.75% A
Expenses net of all reductions	2.75% A
Net investment income (loss)	(.42)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 397
Portfolio turnover rate	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period March 29, 2004 (commencement of operations) to April 30, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended April 30, 2004 E (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	(.72)
Total from investment operations	(.71)
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 9.29
Total Return B, C	(7.10)%
Ratios to Average Net Assets F
Expenses before expense reductions	14.12% A
Expenses net of voluntary waivers, if any	1.75% A
Expenses net of all reductions	1.75% A
Net investment income (loss)	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 407
Portfolio turnover rate	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period March 29, 2004 (commencement of operations) to April 30, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Emerging Markets Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 16,137
Unrealized depreciation	(195,518)
Net unrealized appreciation (depreciation)	$ (179,381)
Cost for federal income tax purposes	$ 2,448,102

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .82% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and, the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 117	$ 95
Class T	.25%	.25%	214	94
Class B	.75%	.25%	416	407
Class C	.75%	.25%	392	385
			$ 1,139	$ 981

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 250
Class T	14
Class B*	-
Class C*	-
$ 264

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 130	.27*
Class T	123	.28*
Class B	121	.28*
Class C	117	.29*
Institutional Class	120	.29*
	$ 611

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

5. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	2.00%	$ 5,936
Class T	2.25%	5,439
Class B	2.75%	5,269
Class C	2.75%	4,964
Institutional Class	1.75%	5,183
		$ 26,791

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 83% of the total outstanding shares of the fund.

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	March 29, 2004 (commencement of operations) to April 30, 2004	March 29, 2004 (commencement of operations) to April 30, 2004
Class A
Shares sold	54,664	$ 550,785
Net increase (decrease)	54,664	$ 550,785
Class T
Shares sold	51,673	$ 519,455
Net increase (decrease)	51,673	$ 519,455
Class B
Shares sold	49,494	$ 495,122
Shares redeemed	(344)	(3,500)
Net increase (decrease)	49,150	$ 491,622
Class C
Shares sold	42,745	$ 427,912
Net increase (decrease)	42,745	$ 427,912
Institutional Class
Shares sold	43,847	$ 439,838
Net increase (decrease)	43,847	$ 439,838

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FAEMI-USAN-0604
1.800640.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 22, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	June 22, 2004